File Nos. 33-40682
                                                                         811-632






 As filed with the Securities and Exchange Commission on October 10, 1996






                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


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                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|

                           Pre-Effective Amendment No.




                        Post-Effective Amendment No. 11 |X|




                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 |X|




                               Amendment No. 13 |X|





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                             THE LAZARD FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                 30 Rockefeller Plaza, New York, New York 10020

               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 632-6000

                            William G. Butterly, III
                             Lazard Freres & Co. LLC

                 30 Rockefeller Plaza, New York, New York 10020

                     (Name and address of agent for service)

It is proposed that this filing will become effective (check appropriate box)






______ immediately upon filing pursuant to paragraph (b)
_______on (date) pursuant to paragraph (b)
___x___60 days after filing pursuant to paragraph (a)(i)
_______on (date) pursuant to paragraph (a)(i)
_______75 days after filing pursuant to paragraph (a)(ii)
_______on (date) pursuant to paragraph a(ii) of Rule 485





If appropriate, check the following box:


____x__ this post-effective amendment designates a new effective date for a previously filed post effective amenedment.
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     Registrant has registered an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. On February 27, 1996, Registrant filed the notice required by such Rule for its fiscal year completed on December 31, 1995.
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                             THE LAZARD FUNDS, INC.

                              CROSS REFERENCE SHEET

                          (as required by Rule 495(c))
                                TABLE OF CONTENTS

N-1A Item No. ................................................................Location in Prospectus (Caption)
PART A
Item 1.      Cover Page                                                                             Cover Page
Item 2.      Synopsis                                                                       Fee Table; Summary
Item 3.      Condensed Financial Information                                              Financial Highlights
Item 4.      General Description of Registrant                    Summary; Investment Objectives and Policies:
                                                                                       Investment Restrictions
Item 5.      Management of the Fund                                    Management; Account Services; Fee Table
Item 5A.     Management's Discussion of Fund Performance                                        Not Applicable
Item 6.      Capital Stock and Other Securities                      Taxation; Organization and Description of
                                                                                                 Capital Stock
Item 7.      Purchase of Securities Being Offered               Purchase of Shares; Determination of Net Asset
                                                                                                         Value
Item 8.      Redemption of Repurchase                                                     Redemption of Shares
Item 9.      Pending Legal Proceedings                                                          Not Applicable
                                                      Location in Statement of Additional Information (Caption)

PART B
Item 10.     Cover Page                                                                             Cover Page
Item 11.     Table of Contents                                                                      Cover Page
Item 12.     General Information and History                                                    Not Applicable
Item 13.     Investment Objectives and Policies    Additional Permitted Investment Activities and Risk Factors

                                                                                       Investment Restrictions
Item 14.     Management of the Fund                                                                 Management
Item 15.     Control Persons and Principal Holders of            Organization and Description of Capital Stock
             Securities
Item 16.     Investment Advisory and Other Services                                                 Management
Item 17.     Brokerage Allocation and Other Practices                                   Portfolio Transactions
Item 18.     Capital Stock and Other Securities                  Organization and Description of Capital Stock
Item 19.     Purchase, Redemption and Pricing of               Determination of Net Asset Value; Redemption of
             Securities Being Offered                                                                   Shares
Item 20.     Tax Status                                                                               Taxation
Item 21.     Underwriters                                                                       Not Applicable

Item 22.     Calculation of Performance Data                                 Yield and Total Return Quotations

Item 23.     Financial Statements                                                         Financial Statements


                                                               November 1, 1996

                             THE LAZARD FUNDS, INC.
                           Institutional Shares Only
                Supplement to Prospectus Dated November 1, 1996

     The following information supersedes until December 1, 1996 any contrary information contained in the Prospectus.

     Until December 1, 1996, Scudder Service Corporation ("Scudder") will act as the transfer agent for each Portfolio's Institutional Shares. Accordingly, prior to such date, the Purchase Application for Institutional Shares and orders for purchases and redemptions of Institutional Shares through the transfer agent by written request should be mailed to Scudder at the following address:

                         Scudder Service Corporation
                         P.O. Box 9242
                         Boston, Massachusetts 02106
                         Attention: (Name of Portfolio/
                                     Institutional Shares)
                                    The Lazard Funds, Inc.

     Effective December 1, 1996, Boston Financial Data Services Inc. will act as transfer agent for each Portfolio's Institutional Shares and the instructions for purchases and redemptions of Institutional Shares through the Transfer Agent described in the Prospectus should be followed. Therefore, please discard this prospectus supplement after November 30, 1996.

                              THE LAZARD FUNDS, INC.
                             ======================
                                   PROSPECTUS

















                                November 1, 1996






                             LAZARD FRERES & CO. LLC
                 30 Rockefeller Plaza, New York, New York 10020
                                 (212) 632-6400
                                 (800) 823-6300

                                November 1, 1996




PROSPECTUS






THE LAZARD FUNDS, INC.
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Lazard Equity Portfolio
Lazard International Equity Portfolio
Lazard International Fixed-Income Portfolio
Lazard Bond Portfolio
Lazard Strategic Yield Portfolio
Lazard Small Cap Portfolio
Lazard International Small Cap Portfolio
Lazard Emerging Markets Portfolio
Lazard Global Equity Portfolio
Lazard Bantam Value Portfolio
Lazard Emerging World Funds Portfolio


30 Rockefeller Plaza, New York, New York 10020
(212) 632-6400 (New York State)
(800) 823-6300 (other continental states)


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INVESTORS ARE ADVISED TO READ THIS PROSPECTUS AND
RETAIN IT FOR FUTURE REFERENCE.




This Prospectus sets forth concisely the information a prospective investor should know before investing in the portfolios. A Statement of Additional Information dated November 1, 1996, which may be revised from time to time, containing additional and more detailed information about the portfolios, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. It is available without charge and can be obtained by writing or calling the Fund at the address and telephone number printed above.



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THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



The Lazard Funds, Inc. is a no-load, open-end management investment company that currently has eleven separate investment portfolios. The portfolios are professionally managed by Lazard Freres Asset Management, a division of Lazard Freres & Co. LLC. By this prospectus, the Fund is offering Institutional Shares and Retail Shares of each portfolio. Instutitional Shares and Retail Shares are identical, except as to minimum investment requirements and the services offered to and expenses borne by each class of shares.



LAZARD EQUITY PORTFOLIO seeks capital appreciation through investing primarily in equity securities of companies with relatively large capitalizations that appear to the investment manager to be inexpensively priced relative to the return on total capital or equity.


LAZARD INTERNATIONAL EQUITY PORTFOLIO seeks capital appreciation through investing primarily in the equity securities of non-United States companies. The companies selected are those that the investment manager believes are inexpensively priced relative to the return on total capital or equity.


LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO seeks high total return from a combination of current income and capital appreciation, consistent with what the investment manager considers to be prudent investment risk, through investing primarily in foreign fixed-income securities of varying maturities.


LAZARD BOND PORTFOLIO seeks to build and preserve capital through investing in a range of bonds, including obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, mortgage-backed securities, asset-backed securities, municipal securities and corporate fixed-income securities.


LAZARD STRATEGIC YIELD PORTFOLIO seeks to obtain a total return on its assets by placing approximately equal emphasis on capital appreciation and current income through investing principally in high-yielding fixed-income securities. The Lazard Strategic Yield Portfolio may invest up to 50% of its total assets in non-U.S. dollar denominated securities of foreign issuers. Many of the high-yielding securities in which the Lazard Strategic Yield Portfolio invests are rated in the lower rating categories (i.e., below investment grade) by the nationally recognized securities rating services. These securities, which are often referred to as "junk bonds," are subject to greater risk of loss of principal and interest than higher rated securities and are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

LAZARD SMALL CAP PORTFOLIO seeks capital appreciation through investing primarily in equity securities of companies with market capitalizations under $1 billion that are believed by the investment manager to be inexpensively priced relative to the return on total capital or equity.

LAZARD INTERNATIONAL SMALL CAP PORTFOLIO seeks capital appreciation through investing primarily in equity securities of non-United States companies with market capitalizations under $1 billion that are believed by the investment manager to be inexpensively priced relative to the return on total capital or equity. The Lazard International Small Cap Portfolio operates similarly to the Lazard Small Cap Portfolio, except that this Portfolio will invest primarily in the equity securities of non-United States issuers and, therefore, investment determinations include, among other items, the effect of currency fluctuations and the political and economic factors of other jurisdictions.

LAZARD EMERGING MARKETS PORTFOLIO seeks capital appreciation through investing primarily in equity securities of non-United States issuers who are located, or doing significant business, in emerging market countries. Emerging market countries include countries where political and economic trends have produced recently, or are producing, a more stable economy, or countries that have developed recently, or are developing, financial markets and investment liquidity. The Lazard Emerging Markets Portfolio seeks securities of issuers whose potential is significantly enhanced by their relationship to the emerging markets country and are believed to be inexpensively priced relative to the productivity of their equity or assets.

LAZARD GLOBAL EQUITY PORTFOLIO seeks capital appreciation through investing primarily in equity securities of companies with relatively large capitalizations that are located anywhere in the world which the investment manager believes to be inexpensively priced relative to the return on total capital or equity. In addition to security specific factors, investment determinations include, among other items, analysis of U.S. and non-U.S. markets.

LAZARD BANTAM VALUE PORTFOLIO seeks capital appreciation through investing primarily in equity securities of companies with market capitalizations under $500 million that are believed by the investment manager to be inexpensively priced relative to the return on total capital or equity and which are likely to increase market capitalization as a result of growth or are likely to be the subject of acquisitions or other events.

LAZARD EMERGING WORLD FUNDS PORTFOLIO seeks capital appreciation through investing primarily in securities of closed-end funds, generally at discounts to net asset value, which in turn invest in emerging market securities. The securities in which the Portfolio will invest will be principally listed on recognized international exchanges or traded in recognized international markets. Shares of the Lazard Emerging World Funds Portfolio currently are not being offered.

TABLE OF CONTENTS


Fee Table .................................................................    4

Summary ...................................................................    6

Financial Highlights ......................................................    7

Investment Objectives and Policies ........................................   10

Additional Permitted Investment Activities and Risk Factors ...............   27

Investment Restrictions ...................................................   35

Management ................................................................   36

Determination of Net Asset Value ..........................................   39

Purchase of Shares ........................................................   40

Redemption of Shares ......................................................   41


Distribution and Servicing Plan ...........................................   43


Exchange Privilege ........................................................   43

Dividends and Distributions ...............................................   44

Taxation ..................................................................   44

Account Services ..........................................................   46

Shareholder Services ......................................................   46

Organization and Description of Capital Stock .............................   46

Custodian; Transfer and Dividend Disbursing Agent .........................   47

Reports To Shareholders ...................................................   47

Performance Information ...................................................   47

Appendix (Bond and Commercial Paper Ratings) ..............................   48

                      [This page intentionally left blank]

FEE TABLE

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                                                    LAZARD               LAZARD                                    LAZARD
                                  LAZARD            INTERNATIONAL        INTERNATIONAL        LAZARD               STRATEGIC
                                  EQUITY            EQUITY               FIXED-INCOME         BOND                 YIELD
                                  PORTFOLIO         PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO
                            ------------------    ----------------     ----------------    ----------------      ---------------
                            INSTITU-              INSTITU-             INSTITU-            INSTITU-              INSTITU-
                            TIONAL     RETAIL     TIONAL    RETAIL     TIONAL    RETAIL    TIONAL    RETAIL      TIONAL   RETAIL
                            SHARES     SHARES     SHARES    SHARES     SHARES    SHARES    SHARES    SHARES      SHARES   SHARES
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SHAREHOLDER
TRANSACTION EXPENSES          None      None       None      None      None      None       None      None       None     None
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ANNUAL FUND
OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE
NET ASSETS)

Management Fees               .75%      .75%       .75%      .75%      .75%      .75%       .50%      .50%       .75%     .75%
12b-1 Fees (distribution
and servicing)                None      .25%       None      .25%      None      .25%       None      .25%       None     .25%

Other Expenses (after
expense reimbursement)*       .17%      .22%       .20%      .25%      .30%      .35%       .30%      .35%       .34%     .39%

Total Portfolio Operating
Expenses(after expense
reimbursement)*               .92%     1.22%       .95%     1.25%     1.05%     1.35%       .80%     1.10%      1.09%    1.39%
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EXAMPLE
YOU WOULD PAY THE  FOLLOWING  EXPENSES  ON A $1,000  INVESTMENT,  ASSUMING  A 5%
ANNUAL RETURN (CUMULATIVELY THROUGH THE END OF EACH TIME PERIOD):

1 year                       $   9        $ 13     $ 10      $ 13     $ 11       $ 14       $ 8       $ 11     $  11      $ 14
3 years                      $  29        $ 39     $ 30      $ 40     $ 33       $ 43       $26       $ 35     $  35      $ 44
5 years                      $  51        $ 67     $ 53      $ 69     $ 58       $ 74       $44       $ 61     $  60      $ 77
10 years                     $ 114        $148     $117      $152     $128       $163       $99       $135     $ 133      $168

THESE EXAMPLES SHOULD NOT BE
CONSIDERED A REPRESENTATION OF PAST OR
FUTURE EXPENSES WHICH MAY BE MORE OR
LESS THAN THOSE SHOWN. MOREOVER, WHILE
THESE EXAMPLES ASSUME A 5% ANNUAL
RETURN, A PORTFOLIO'S ACTUAL PERFORMANCE
WILL VARY AND MAY RESULT IN AN ACTUAL
RETURN GREATER OR LESS THAN 5%.
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  *The  purpose of this table is to assist the  investor  in  understanding  the various costs and expenses that an investor in a Portfolio will bear directly or  indirectly.  Long-term  investors  could pay more in 12b-1  fees than the economic equivalent of paying a front-end sales charge.  "Other Expenses" and
   "Total Portfolio Operating Expenses" reflect the undertaking of Lazard Freres
   Asset  Management to bear,  excluding  12b-1 Fees for the Retail Shares,  (i)
   with  respect to each of the  International  Fixed-Income  Portfolio,  Global
   Equity  Portfolio,  Bantam Value Portfolio and Emerging World Funds Portfolio
   total operating expenses in excess of 1.05% of each such Portfolio's  average net assets,  (ii) with respect to the Bond Portfolio total operating expenses in excess of .80% of that  Portfolio's  average  net  assets,  and (iii) with respect to the Emerging Markets Portfolio total operating  expenses in excess of 1.30% of that  Portfolio's  average  net  assets,  until  the  earlier  of
   December 31, 1996 or such time as the respective  Portfolio reaches total net assets of $100  million.  Effective  May 1, 1995,  the Fund has engaged State
   Street  Bank  and  Trust  Company   ("State   Street")  to  provide   certain


                                                  The Lazards Funds, Inc. Page 5

                                                                                                                        LAZARD
                                                   LAZARD            LAZARD            LAZARD           LAZARD          EMERGING
                                LAZARD             INTERNATIONAL     EMERGING          GLOBAL           BANTAM          WORLD
                                SMALL CAP          SMALL CAP         MARKETS           EQUITY           VALUE           FUNDS
                                PORTFOLIO          PORTFOLIO         PORTFOLIO         PORTFOLIO        PORTFOLIO       PORTFOLIO
                            ---------------    ---------------   ---------------   ---------------  ---------------- ---------------
                            INSTITU-           INSTITU-          INSTITU-          INSTITU-         INSTITU-         INSTITU-
                            TIONAL   RETAIL    TIONAL   RETAIL   TIONAL    RETAIL  TIONAL   RETAIL  TIONAL   RETAIL  TIONAL   RETAIL
                            SHARES   SHARES    SHARES   SHARES   SHARES    SHARES  SHARES   SHARES  SHARES   SHARES  SHARES   SHARES
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Shareholder
Transaction Expenses         None     None     None     None     None      None    None     None    None     None      None    None
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ANNUAL FUND
OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE
NET ASSETS)

Management Fees              .75%     .75%     .75%     .75%    1.00%     1.00%    .75%     .75%    .75%     .75%      .75%    .75%
12b-1 Fees (distribution
and servicing)               None     .25%     None     .25%     None      .25%    None     .25%    None     .25%      None    .25%
Other Expenses (after
expense reimbursement)*      .09%     .14%     .38%     .43%     .30%      .35%    .30%     .35%    .30%     .35%      .30%    .35%
 Total Portfolio Operating
Expenses(after expense
reimbursement)*              .84%    1.14%    1.13%    1.56%    1.30%     1.60%   1.05%    1.35%   1.05%    1.35%    1 .05%   1.35%


EXAMPLE
YOU WOULD PAY THE  FOLLOWING  EXPENSES  ON A $1,000  INVESTMENT,  ASSUMING  A 5%
ANNUAL RETURN (CUMULATIVELY THROUGH THE END OF EACH TIME PERIOD):

1 year                       $  9     $ 12     $ 12     $ 16     $ 13      $ 16     $ 11    $ 14    $ 11    $ 14      $ 11    $ 14
3 years                      $ 27     $ 36     $ 36     $ 50     $ 41      $ 51     $ 33    $ 43    $ 33    $ 43      $ 33    $ 43
5 years                      $ 47     $ 63     $ 63     $ 86     $ 71      $ 88     $ 58    $ 74    $ 58    $ 74      $ 58    $ 74
10 years                     $104     $139     $138     $187     $157      $191     $128    $163    $128    $163      $128    $163




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   administrative   services.   Each  Portfolio  will  bear  the  cost  of  such
   administrative  expenses  at the  annual  rate of  $37,500  plus .02% of such
   Portfolio's  average  daily net assets.  State Street has agreed to waive the
   $37,500  fee for one  year  for  the  Bond  and  International  Fixed  Income
   Portfolios.  Had Lazard Freres Asset  Management  not undertaken to bear such expenses,  (and  State  Street  not  waived  certain  fees)  total  portfolio
   operating   expenses  for  the  fiscal  year  ended  December  31,  1995  for
   Institutional Shares would have been 1.25% for the International Fixed-Income
   Portfolio,  .97% for the Bond  Portfolio  and 2.00% for the Emerging  Markets
   Portfolio.  "Other  Expenses"  for  Institutional  Shares with respect to the
   Global Equity  Portfolio,  Bantam Value  Portfolio  and Emerging  World Funds
   Portfolio  and  "Other  Expenses"  for  Retail  Shares  with  respect to each
   Portfolio  are  based on  estimated  amounts  for the  current  fiscal  year.
   Investors  may  purchase  Fund shares  without a sales charge  directly  from
   Lazard Freres & Co. LLC. Securities dealers and other institutions  effecting transactions  in Fund  shares for the  accounts  of their  clients may charge their clients direct fees in connection with such transactions.

SUMMARY





The Lazard Funds, Inc. (the "Fund") is a Maryland corporation incorporated on May 17, 1991. The Fund is a no-load, open-end management investment company, known as a "series fund," that currently offers two classes of shares in the following eleven separate series referred to as portfolios (individually, a "Portfolio" and collectively, the "Portfolios"): Lazard Equity Portfolio (the "Equity Portfolio"), Lazard International Equity Portfolio (the "International Equity Portfolio"), Lazard International Fixed-Income Portfolio (the "International Fixed-Income Portfolio"), Lazard Bond Portfolio (the "Bond Portfolio"), Lazard Strategic Yield Portfolio (the "Strategic Yield Portfolio"), Lazard Small Cap Portfolio (the "Small Cap Portfolio"), Lazard International Small Cap Portfolio (the "International Small Cap Portfolio"), Lazard Emerging Markets Portfolio (the "Emerging Markets Portfolio"), Lazard Global Equity Portfolio (the "Global Equity Portfolio"), Lazard Bantam Value Portfolio (the "Bantam Value Portfolio") and Lazard Emerging World Funds Portfolio (the "Emerging World Funds Portfolio"). The Equity Portfolio is operated as a "diversified" portfolio as that term is defined in the Investment Company Act of 1940, as amended (the "Investment Company Act"). The remaining Portfolios are "non-diversified." Non-diversified portfolios typically invest in a smaller number of securities than diversified portfolios and, therefore, may present a slightly greater degree of risk than diversified portfolios. See "Additional Permitted Investment Activities and Risk Factors -- Diversification."

Each Portfolio is a separate pool of assets constituting, in effect, a separate fund with its own investment objectives and policies. Each Portfolio's shares are classified into two classes--Institutional Shares and Retail Shares (each such class being referred to as a "Class"). The Classes are identical, except for the minimum investment requirements and the services offered to and expenses borne by each Class. Retail Shares are subject to an annual distribution and service fee at the rate of .25% of the value of the average daily net assets of the Retail Class. The fee is payable for advertising, marketing and distributing Retail Shares and for ongoing personal services relating to Retail Class shareholder acounts and services related to the maintenance of such shareholder accounts pursuant to a Distribution and Servicing Plan adopted in accordance with Rule 12b-1 under the Investment Company Act. See "Distribution and Servicing Plan." The amounts payable pursuant to the Distribution and Servicing Plan will cause the Retail Class to have a higher expense ratio and to pay lower dividends than the Institutional Class. A shareholder in a Portfolio will be entitled to his pro rata share of all dividends and distributions arising from that Portfolio's assets and, upon redeeming shares of that Portfolio, will receive the then current net asset value of the applicable Class of that Portfolio represented by the redeemed shares. See "Purchase of Shares" and "Redemption of Shares." The Fund is empowered to establish, without shareholder approval, additional portfolios which may have different investment objectives, policies or restrictions.



Lazard Freres Asset Management, a division of Lazard Freres & Co. LLC ("Lazard Freres"), serves as the investment manager (the "Investment Manager") to each of the Portfolios. For a description of the Investment Manager, the services it provides and the management fees, see "Management."

The Equity Portfolio seeks capital appreciation through investing primarily in equity securities of companies with relatively large capitalizations that appear to the Investment Manager to be inexpensively priced relative to the return on total capital or equity.

The International Equity Portfolio seeks capital appreciation through investing primarily in the equity securities of non-United States companies. The companies selected are those that the investment manager believes are inexpensively priced relative to the return on total capital or equity.

The International Fixed-Income Portfolio seeks high total return from a combination of current income and capital appreciation, consistent with what the Investment Manager considers to be prudent investment risk, through investing primarily in foreign fixed-income securities of varying maturities.

The Bond Portfolio seeks to build and preserve capital through investing in a range of bonds including obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, mortgage-backed securities, asset-backed securities, municipal securities and corporate fixed-income securities.

The Strategic Yield Portfolio seeks to obtain a total return on its assets by placing approximately equal emphasis on capital appreciation and current income through investing principally in high-yielding fixed-income securities. The Strategic Yield Portfolio may invest up to 50% of its total assets in non-U.S. dollar denominated securities of foreign issuers. The Portfolio may invest without limitation in U.S. dollar denominated fixed-income securities of foreign issuers. The types of securities in which the Strategic Yield Portfolio invests, which are often referred to as "junk bonds," are subject to greater risk of loss of principal and interest than higher rated securities and are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

The Small Cap Portfolio seeks capital appreciation through investing primarily in equity securities of companies with market capitalizations under $1 billion that are believed by the Investment Manager to be inexpensively priced relative to the return on total capital or equity. Investing in small capitalization stocks can involve greater risk than is customarily associated with larger, more established companies.

The International Small Cap Portfolio seeks capital appreciation through investing primarily in equity securities of non-United States companies with market capitalizations under $1 billion that are believed by the Investment Manager to be inexpensively priced relative to the return on total capital or equity. Investing in small capitalization stocks can involve greater risk than is customarily associated with larger, more established companies. Investing in non-United States issuers involves risks associated with currency fluctuation and other political or economic risks in other countries.

The Emerging Markets Portfolio seeks capital appreciation through investing primarily in equity securities of non-United States issuers located, or doing significant business, in emerging market countries. Investing in emerging markets involves greater risk than in developed markets due to uncertain political and economic factors.

The Global Equity Portfolio seeks capital appreciation through investing primarily in equity securities of companies with relatively large capitalizations that are located anywhere in the world which the Investment Manager believes to be inexpensively priced relative to the return on total capital or equity. In addition to security specific factors, investment determinations include, among other items, analysis of U.S. and non-U.S. markets.

                                                   THE LAZARD FUNDS, INC. PAGE 7

The Bantam Value Portfolio seeks capital appreciation through investing primarily in equity securities of companies with market capitalizations under $500 million that are believed by the Investment Manager to be inexpensively priced relative to the return on total capital or equity and which are likely to increase market capitalization as a result of growth or are likely to be the subject of acquisitions or other events.

The Emerging World Funds Portfolio seeks capital appreciation through investing primarily in securities of closed-end funds, generally at discounts to net asset value, which in turn invest in emerging market securities. The securities in which the Portfolio will invest will be principally listed on recognized international exchanges or traded in recognized international markets.

An investment in any one or more of the Portfolios is not intended to constitute a complete investment program. Each of the Portfolios has separate investment objectives and policies and, accordingly, there may be different risks associated with an investment in each of the Portfolios. For a description of each Portfolio's investment objectives and policies and certain risks attendant to investing in each Portfolio, see "Investment Objectives and Policies" and "Additional Permitted Investment Activities and Risk Factors." No assurance can be given that any of the portfolios will achieve its respective investment objective.

Except as noted below, the Fund's policy with respect to turnover of securities held in the Portfolios is to purchase securities for investment purposes and not for the purpose of realizing short-term trading profits. Although a Portfolio cannot accurately predict its annual portfolio turnover rate, the Investment Manager anticipates that the annual portfolio turnover rate of the Equity Portfolio, International Equity Portfolio, Small Cap Portfolio, Emerging Markets Portfolio, International Small Cap Portfolio, Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio will not exceed 100%. The annual turnover of the Bond Portfolio may exceed 100% and, in the case of the Strategic Yield Portfolio and International Fixed-Income Portfolio, may be in excess of 200% (but is not expected to exceed 300%). A 200% turnover rate is greater than that of most other investment companies. A high rate of portfolio turnover involves correspondingly greater transaction expenses than a lower rate, which expenses are borne by the Portfolio and its shareholders and also may result in the realization of substantial net short-term capital gains. See "Additional Permitted Investment Activities and Risk Factors--Portfolio Turnover" and "Taxation."



Shares of any Portfolio may be purchased and redeemed through Boston Financial Data Services Inc., the Fund's transfer agent (the "Transfer Agent") or through a brokerage account with Lazard Freres or through certain other agents. The minimum initial investment for Retail Shares of each Portfolio is $10,000 unless you are a client of a securities dealer or other institution which has made an aggregate minimum initial purchase for its clients of at least $10,000. The minimum initial investment for Institutional Shares of each Portfolio is $50,000. The minimum subsequent investment is $1,000 for Retail Shares and $5,000 for Institutional Shares. For more information, see "Purchase of Shares" and "Redemption of Shares."



Dividends on shares of the International Fixed-Income Portfolio, Bond Portfolio and Strategic Yield Portfolio, are declared daily and paid monthly. Dividends on shares of the Equity Portfolio are declared and paid quarterly. Dividends on shares of the International Equity Portfolio, Small Cap Portfolio, Emerging Markets Portfolio, International Small Cap Portfolio, Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio are generally declared and paid annually but may be declared and paid twice annually. Capital gain distributions for each Portfolio, if any, generally will be declared and paid annually but may be declared and paid twice annually. See "Dividends and Distributions."


FINANCIAL HIGHLIGHTS





The financial highlights set forth below for Institutional Shares have been audited (except where indicated) by ABA Seymour Schneidman Financial Services Group, a division of Anchin, Block & Anchin LLP, Independent Accountants. The financial highlights set forth below for the Equity Portfolio for periods prior to January 1, 1992 were audited by other independent public accountants. This information should be read in conjunction with the financial statements and notes thereto with respect to each of the Portfolios that appear in the Statement of Additional Information. The Emerging World Funds Portfolio had not commenced operations, and Retail Shares had not been offered with respect to any Portfolio, as of the date of the financials and, therefore, no financial data are provided for such Portfolio or Class.

PAGE 8 THE LAZARD FUNDS, INC.




--------------------------------------------------------------------------------
                 THE LAZARD FUNDS, INC. - FINANCIAL HIGHLIGHTS
                              INSTITUTIONAL SHARES
--------------------------------------------------------------------------------





                                                INCOME FROM INVESTMENT OPERATIONS
                                           -------------------------------------------                LESS:
                                                                               TOTAL       ----------------------------
                                NET                                             FROM         DIVIDENDS        DISTRIBU-      NET
                               ASSET                       NET REALIZED       INVEST-         FROM AND          TIONS       ASSET
                              VALUE,                      AND UNREALIZED        MENT        IN EXCESS OF        FROM        VALUE,
                             BEGINNING     INVESTMENT      GAIN (LOSS)         OPERA-        INVESTMENT       REALIZED      END OF
           PERIOD            OF PERIOD     INCOME-NET     ON INVESTMENTS       TIONS         INCOME-NET         GAINS       PERIOD
----------------------------------------------------------------------------------------------------------------------------------


LAZARD EQUITY PORTFOLIO
 Six months ended
   6/30/96+++ ..............  $ 17.41       $ 0.122          $  1.568         $ 1.690          $(0.069)         $(0.541)    $18.49
 Year ended
   12/31/95.................    13.75         0.226             4.931           5.157           (0.175)          (1.322)     17.41
   12/31/94.................    13.89         0.141             0.441           0.582           (0.152)          (0.574)     13.75
   12/31/93.................    12.74         0.158             2.172           2.330           (0.165)          (1.015)     13.89
   12/31/92.................    12.34         0.123             0.518           0.641           (0.132)          (0.109)     12.74
   12/31/91.................    11.53         0.107             3.051           3.158           (0.082)          (2.266)     12.34
   12/31/90.................    12.34         0.191            (0.778)         (0.587)          (0.223)(a)           --      11.53
   12/31/89.................    10.32         0.204             2.231           2.435           (0.214)          (0.201)     12.34
   12/31/88.................     8.73         0.181             1.597           1.778           (0.188)              --      10.32
   6/1/87* to 12/31/87......    10.00         0.110            (1.280)         (1.170)          (0.100)              --       8.73
----------------------------------------------------------------------------------------------------------------------------------
LAZARD INTERNATIONAL EQUITY PORTFOLIO
 Six months ended
   6/30/96+++ ..............    12.50         0.168             0.877           1.045               --           (0.065)     13.48
 Year ended
   12/31/95.................    11.23         0.187             1.288           1.475           (0.091)          (0.114)     12.50
   12/31/94.................    12.32         0.078            (0.049)          0.029               --           (1.123)     11.23
   12/31/93.................     9.48         0.021             2.919           2.940           (0.021)          (0.079)     12.32
   12/31/92.................    10.30         0.097            (0.779)         (0.682)          (0.138)              --       9.48
   10/29/91* to 12/31/91....    10.00         0.020             0.300           0.320           (0.020)              --      10.30
----------------------------------------------------------------------------------------------------------------------------------
LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO
 Six months ended
   6/30/96+++ ..............    10.85         0.298            (0.357)         (0.059)          (0.299)          (0.032)     10.46
 Year ended
   12/31/95.................    10.23         0.701             1.250           1.951           (1.129)          (0.202)     10.85
   12/31/94.................    10.51         0.592            (0.161)          0.431           (0.593)          (0.116)     10.23
   12/31/93.................     9.79         0.571             0.912           1.483           (0.570)          (0.193)     10.51
   12/31/92.................    10.28         0.614            (0.403)          0.211           (0.614)          (0.087)      9.79
   11/8/91* to 12/31/91.....    10.00         0.110             0.280           0.390           (0.110)              --      10.28
----------------------------------------------------------------------------------------------------------------------------------
LAZARD BOND PORTFOLIO
 Six months ended
   6/30/96+++ ..............    10.10         0.280            (0.318)         (0.038)          (0.282)          (0.070)      9.71
 Year ended
   12/31/95.................     9.24         0.595             0.863           1.458           (0.594)          (0.004)     10.10
   12/31/94.................    10.28         0.584            (1.010)         (0.426)          (0.584)          (0.029)      9.24
   12/31/93.................    10.21         0.551             0.302           0.853           (0.551)          (0.232)     10.28
   12/31/92.................    10.25         0.577            (0.004)          0.573           (0.577)          (0.036)     10.21
   11/12/91* to 12/31/91....    10.00         0.140             0.250           0.390           (0.140)              --      10.25
----------------------------------------------------------------------------------------------------------------------------------
LAZARD STRATEGIC YIELD PORTFOLIO
 Six months ended
   6/30/96+++ ..............     9.52         0.388             0.132           0.520           (0.390)              --       9.65
 Year ended
   12/31/95.................     9.10         0.748             0.430           1.178           (0.758)              --       9.52
   12/31/94.................    10.13         0.762            (0.990)         (0.228)          (0.761)          (0.039)      9.10
   12/31/93.................     9.50         0.644             0.738           1.382           (0.633)          (0.119)     10.13
   12/31/92.................     9.97         1.049            (0.450)          0.599           (1.049)          (0.020)      9.50
   10/1/91* to 12/31/91.....    10.00         0.250            (0.030)          0.220           (0.250)              --       9.97
----------------------------------------------------------------------------------------------------------------------------------
LAZARD SMALL CAP PORTFOLIO
 Six months ended
   6/30/96+++*** ...........    15.95         0.051             1.733           1.784               --           (0.034)     17.70
 Year ended
   12/31/95.................    14.35         0.126             2.951           3.077           (0.154)          (1.323)     15.95
   12/31/94.................    15.26         0.070             0.220           0.290           (0.042)          (1.158)     14.35
   12/31/93.................    12.98         0.019             3.830           3.849           (0.020)          (1.549)     15.26
   12/31/92.................    10.42         0.019             2.560           2.579           (0.019)              --      12.98
   10/30/91* to 12/31/91....    10.00         0.030             0.420           0.450           (0.030)              --      10.42
----------------------------------------------------------------------------------------------------------------------------------
LAZARD INTERNATIONAL SMALL CAP PORTFOLIO
 Six months ended
   6/30/96+++ ..............    10.52         0.090             0.850           0.940               --               --      11.46
 Year ended
   12/31/95.................    10.38         0.139             0.056           0.195               --           (0.055)     10.52
   12/31/94.................    10.86         0.072            (0.548)         (0.476)              --               --      10.38
   12/1/93* to 12/31/93.....    10.00         0.004             0.859           0.863           (0.003)              --      10.86
----------------------------------------------------------------------------------------------------------------------------------
LAZARD EMERGING MARKETS PORTFOLIO
 Six months ended
   6/30/96+++ ..............     9.24         0.079             1.802           1.881           (0.001)              --      11.12
 Year ended
   12/31/95.................     9.86         0.080            (0.660)         (0.580)          (0.040)              --       9.24
   12/1/93* to 12/31/93.....    10.00         0.010            (0.154)         (0.144)              --               --       9.86
----------------------------------------------------------------------------------------------------------------------------------
LAZARD GLOBAL EQUITY PORTFOLIO
   1/4/96* to 6/30/96+++....    10.00         0.089            0.441            0.530               --               --      10.53
----------------------------------------------------------------------------------------------------------------------------------
LAZARD BANTAM VALUE PORTFOLIO
   3/5/96* to 6/30/96+++....    10.00         0.006            1.764            1.770               --               --      11.77
----------------------------------------------------------------------------------------------------------------------------------

  * Commencement of operations.

 ** The average commission rate paid is applicable for Portfolios that invest greater than 10% of average assets in equity security transactions on which commissions are charged. This disclosure is required for fiscal periods beginning on or after September 1, 1995.

*** Does not include the operations of the Special Equity Portfolio from January 1, 1996 through June 28, 1996 (acquisition date).

  + Annualized.

 ++ Total return represents aggregate total return for the periods indicated.

+++ Unaudited.


(a) Includes $.032 per share of distributions from paid-in capital, none of which is a return of capital for tax purposes.

(b) If the Investment Manager had not waived management fees and reimbursed certain expenses the ratio of expenses to average net assets (and net investment income per share) would have been 10.84%+ ($0.056) for the International Equity Portfolio, 20.70%+ ($0.293) for the International
    Fixed-Income Portfolio, 7.80%+ ($0.114) for the Bond Portfolio, 6.22%+
    ($0.075) for the Strategic Yield Portfolio, and 11.05%+ ($0.085) for the
    Small Cap Portfolio.

(c) If the Investment Manager had not waived management fees and reimbursed certain expenses the ratio of expenses to average net assets (and net investment income per share) would have been 1.53% ($0.050) for the Equity
    Portfolio, 1.37% ($0.014) for the International Equity Portfolio, 2.80%
    ($0.176) for the International Fixed-Income Portfolio, 3.23% ($0.0251) for the Bond Portfolio, 2.99% ($0.192) for the Strategic Yield Portfolio, and
    1.14%+ ($0.006) for the Small Cap Portfolio.

(d) If the Investment Manager had not waived management fees and reimbursed certain expenses the ratio of expenses to average net assets (and net investment income per share) would have been 1.18% ($0.020) for the Equity
    Portfolio, 2.87%+ ($0.010) for the International Small Cap Portfolio, 2.08%
    ($0.119) for the International Fixed-Income Portfolio, 1.76% ($0.101) for the Bond Portfolio, and 1.63% ($0.058) for the Strategic Yield Portfolio.


                                                   THE LAZARD FUNDS, INC. PAGE 9



                                                                                                               NET
                                                                       INVEST-                                ASSETS,
                                                                        MENT      PORTFOLIO     AVERAGE       END OF
                                             TOTAL                     INCOME-    TURNOVER    COMMISSIONS     PERIOD
           PERIOD                           RETURN++    EXPENSES        NET         RATE         RATE**       (000'S)
---------------------------------------------------------------------------------------------------------------------


LAZARD EQUITY PORTFOLIO
 Six months ended
   6/30/96+++ ..............                  9.7%       0.90%+,(i)    1.42%+       25.68%      $0.0588      $249,899
 Year ended
   12/31/95.................                 37.7        0.92(g)       1.45         80.72                     163,787
   12/31/94.................                  4.2        1.05          1.15         66.52                      89,105
   12/31/93.................                 18.6        1.05(d)       1.31         63.92                      47,123
   12/31/92.................                  5.3        1.05(c)       1.19        174.45                      24,646
   12/31/91.................                 27.5        1.93          0.84         90.00                      14,821
   12/31/90.................                 (4.7)       1.77          1.62         70.00                      14,397
   12/31/89.................                 23.6        1.78          1.71         78.00                      16,239
   12/31/88.................                 20.4        1.84          1.86        111.00                      12,336
   6/1/87* to 12/31/87......                (11.7)       1.68+         1.93+        97.00                      10,186
---------------------------------------------------------------------------------------------------------------------

LAZARD INTERNATIONAL EQUITY PORTFOLIO
 Six months ended
   6/30/96+++ ..............                  8.4        0.92+,(i)     2.68+        24.99        0.0216     1,575,174
 Year ended
   12/31/95.................                 13.1        0.95(g)       1.82         62.54                   1,299,549
   12/31/94.................                  0.2        0.94          0.75        106.15                     831,877
   12/31/93.................                 31.0        0.99          1.13         86.95                     603,642
   12/31/92.................                 (6.6)       1.05(c)       2.13         60.37                     176,005
   10/29/91* to 12/31/91....                  3.2        1.05+         2.19+         0.18                       4,967
---------------------------------------------------------------------------------------------------------------------
LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO
 Six months ended
   6/30/96+++ ..............                 (0.5)       1.05+,(h)     5.76+       159.81            --        57,697
 Year ended
   12/31/95.................                 19.4        1.05(f),(g)   5.99        189.97                      45,624
   12/31/94.................                  4.2        1.05(e)       5.68         65.90                      35,803
   12/31/93.................                 15.7        1.05(d)       5.50        115.84                      13,546
   12/31/92.................                  2.0        1.05(c)       6.08        256.20                       8,183
   11/8/91* to 12/31/91.....                  3.9        1.05+,(b)     4.82+         6.43                       1,427
---------------------------------------------------------------------------------------------------------------------
LAZARD BOND PORTFOLIO
 Six months ended
   6/30/96+++ ..............                 (0.4)       0.80+,(h),(i) 5.78+       166.78            --        64,034
 Year ended
   12/31/95.................                 16.2        0.80(f),(g)   6.07        244.28                      46,083
   12/31/94.................                 (4.2)       0.80(e)       6.11        120.51                      24,494
   12/31/93.................                  8.6        0.80(d)       5.22        174.63                      13,562
   12/31/92.................                  5.7        0.80(c)       5.59        131.38                       8,532
   11/12/91* to 12/31/91....                  3.9        0.80+,(b)     5.50+        10.46                       3,256
---------------------------------------------------------------------------------------------------------------------
LAZARD STRATEGIC YIELD PORTFOLIO
 Six months ended
   6/30/96+++ ..............                  5.5        1.09+,(i)     8.25+        96.85            --       110,964
 Year ended
   12/31/95.................                 13.6        1.09(g)       8.02        205.33                      78,474
   12/31/94.................                 (2.3)       1.05(e)       8.03        195.18                      62,328
   12/31/93.................                 15.6        1.05(d)       6.36        215.60                      34,943
   12/31/92.................                  6.0        1.05(c)      10.57        122.88                       9,641
   10/1/91* to 12/31/91.....                  2.1        1.05+,(b)     9.52+        11.26                       4,256
---------------------------------------------------------------------------------------------------------------------
LAZARD SMALL CAP PORTFOLIO
 Six months ended
   6/30/96+++ ..............                 11.1        0.83+,(i)     0.67+        27.73        0.0570       878,985
 Year ended
   12/31/95.................                 21.5        0.84(g)       0.90         69.68                     646,371
   12/31/94.................                  2.0        0.85          0.51         70.11                     429,673
   12/31/93.................                 30.1        0.88          0.16         98.47                     350,952
   12/31/92.................                 24.8        1.05(c)       0.29        106.91                     168,171
   10/30/91* to 12/31/91....                  4.5        1.05+,(b)     2.47+         5.50                       2,512
---------------------------------------------------------------------------------------------------------------------
LAZARD INTERNATIONAL SMALL CAP PORTFOLIO
 Six months ended
   6/30/96+++ ..............                  9.1        1.11+         1.63+        52.50        0.0148       115,995
 Year ended
   12/31/95.................                  1.9        1.13(g)       1.56        117.53                     115,534
   12/31/94.................                 (4.5)       1.05(e)       0.95        112.92                      83,432
   12/1/93* to 12/31/93.....                  8.7        1.05+,(d)     1.76+         0.84                      13,522
---------------------------------------------------------------------------------------------------------------------
LAZARD EMERGING MARKETS PORTFOLIO
 Six months ended
   6/30/96+++ ..............                 20.4        1.31+,(h),(i) 2.18+        28.00        0.0048       107,428
 Year ended
   12/31/95.................                 (5.9)       1.30(f),(g)   1.22        102.22                      35,216
   12/1/93* to 12/31/93.....                 (1.4)       1.30+,(e)     0.31+        30.68                      17,025
---------------------------------------------------------------------------------------------------------------------
LAZARD GLOBAL EQUITY PORTFOLIO
   1/4/96* to 6/30/96+++....                  5.3        1.05+,(h),(i) 2.19+        23.77        0.0305         5,058
---------------------------------------------------------------------------------------------------------------------
LAZARD BANTAM VALUE PORTFOLIO
   3/5/96* TO 6/30/96+++ ...                 17.7        1.06+,(h),(i) 0.20+        48.14        0.0535        18,514
---------------------------------------------------------------------------------------------------------------------

(e) If the Investment Manager had not waived management fees and reimbursed certain expenses the ratio of expenses to average net assets (and net investment income per share) would have been 1.26% ($0.016) for the International Small Cap Portfolio, 1.51% ($0.048) for the International
    Fixed-Income Portfolio, 1.23% ($0.041) for the Bond Portfolio, 1.15%
    ($0.009) for the Strategic Yield Portfolio, and 2.31%+ ($0.034) for the
    Emerging Markets Portfolio.

(f) If the Investment Manager and State Street had not waived certain fees and reimbursed certain expenses and the Portfolios had not paid fees indirectly the ratio of expenses to average net assets (and net investment income per share) would have been 1.25% ($0.678) for the International Fixed-Income
    Portfolio, 0.97% ($0.578) for the Bond Portfolio, 1.81% and 2.00% ($0.034)
    for the Emerging Markets Portfolio.

(g) Includes fees paid indirectly. Excluding fees paid indirectly, the expense ratios would have been 0.92% for the Equity Portfolio, 0.95% for the International Equity Portfolio, 1.05% for the International Fixed-Income
    Portfolio, 0.80% for the Bond Portfolio, 1.09% for the Strategic Yield
    Portfolio, 0.84% for the Small Cap Portfolio, 1.13% for the International
    Small Cap Portfolio and 1.30% for the Emerging Markets Portfolio.

(h) If the Investment Manager and State Street had not waived certain fees and reimbursed certain expenses and the Portfolios had not paid fees indirectly the ratio of expenses to average net assets (and net investment income per share) would have been 1.26% ($0.287) for the International Fixed-Income
    Portfolio, 0.89% ($0.275) for the Bond Portfolio, 1.58% ($0.069) for the
    Emerging Markets Portfolio, 6.04% (-$0.113) for the Global Equity Portfolio, and 2.27% (-$.030) for the Bantam Value Portfolio.

(i) Includes fees paid indirectly. Excluding fees paid indirectly the expense ratio would have been 0.90% for the Equity Portfolio, 0.92% for the International Equity Portfolio, 0.80% for the Bond Portfolio, 1.08% for the
    Strategic Yield Portfolio, 0.83% for the Small Cap Portfolio, 1.30% for the
    Emerging Markets Portfolio, 1.05% for the Global Equity Portfolio, and 1.05% for the Bantam Value Portfolio.


Further information about each Portfolio's performance is contained in the Fund's annual and semi-annual reports which may be obtained without charge by writing to the address or calling the appropriate number set forth on the cover page of this Prospectus.


INVESTMENT OBJECTIVES AND POLICIES

Each Portfolio has a different investment objective which it pursues through separate investment policies as described herein. The differences in objectives and policies among the Portfolios determine the types of portfolio securities in which each Portfolio invests, and can be expected to affect the degree of risk to which each Portfolio is subject and its yield or return. The following investment objectives and related policies and activities of each of the Portfolios, except as otherwise indicated, are not fundamental and may be changed by the Board of Directors of the Fund without the approval of the shareholders. If there is a change in the investment objective of any of these Portfolios, shareholders should consider whether that Portfolio remains an appropriate investment in light of their then-current financial position and needs. The types of portfolio securities in which each Portfolio may invest are described in greater detail below. There can be no assurance, of course, that any of the Portfolios will achieve its respective investment objective.

EQUITY PORTFOLIO

The investment objective of the Equity Portfolio is to seek capital appreciation through investing primarily in equity securities of companies with relatively large capitalizations that appear to the Investment Manager to be inexpensively priced relative to the return on total capital or equity. The Equity Portfolio engages in a value-oriented search for equity securities before they have attracted wide investor interest. The Investment Manager attempts to identify inexpensive securities through traditional measures of value, including low price to earnings ratio, high yield, unrecognized assets, potential for management change and/or the potential to improve profitability. The Investment Manager focuses on individual stock selection (a "bottom-up" approach) rather than on forecasting stock market trends (a "top-down" approach). Risk is tempered by diversification of investments.

Under normal market conditions, the Equity Portfolio will invest at least 65% of its total assets in equity securities, including, in addition to common stocks, preferred stocks and securities convertible into or exchangeable for common stocks. In addition, at times judged by the Investment Manager to be appropriate, the Equity Portfolio may hold up to 20% of its total assets in U.S. Government Securities (as described below in "Bond Portfolio") and debt obligations of domestic corporations rated BBB or better by Standard & Poor's Ratings Group ("S&P"), or Baa or better by Moody's Investors Service, Inc. ("Moody's"). Obligations rated BBB by S&P or Baa by Moody's are considered investment grade obligations that may have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. See the Appendix attached hereto for a description of the ratings of S&P and Moody's.

The Equity Portfolio may also invest without limitation in short-term money market instruments of the types described in "Additional Permitted Investment Activities--Short-Term Money Market Instruments," including non-convertible corporate debt securities such as notes, bonds and debentures that have remaining maturities of not more than 12 months and are rated AA or better by S&P or Aa or better by Moody's. The Equity Portfolio may also invest up to 10% of its total assets in foreign equity or debt securities. For a description of the risks associated with investing in foreign securities, see "Additional Permitted Investment Activities and Risk Factors--Investment in Foreign Securities."

The Equity Portfolio may borrow up to one-half of the market value of its assets, less liabilities, in order to increase its investment in portfolio securities, but has no present intention to do so. Any such borrowing will be made only from banks, and will be made only to the extent that the value of the Equity Portfolio's assets less its liabilities other than borrowings, is equal to at least 300% of all borrowings. See "Additional Permitted Investment Activities and Risk Factors--Borrowing for Investment" in the Statement of Additional Information.

Securities owned by the Equity Portfolio are kept under continuing supervision, and changes may be made whenever such securities no longer seem to meet the Equity Portfolio's objective. Changes in the securities owned by the Portfolio also may be made to increase or decrease investments in anticipation of changes in security prices in general or to provide funds required for redemptions, distributions to shareholders or other corporate purposes.


INTERNATIONAL EQUITY PORTFOLIO

The investment objective of the International Equity Portfolio is to seek capital appreciation through investing primarily in the equity securities of non-United States companies (i.e., incorporated or organized outside the United States). The International Equity Portfolio expects to invest its assets

                                                  THE LAZARD FUNDS, INC. PAGE 11

principally in common stocks of non-United States companies, although the International Equity Portfolio may have substantial investments in American Depositary Receipts and Global Depositary Receipts and in convertible bonds and other convertible securities. There is no requirement, however, that the International Equity Portfolio invest exclusively in common stocks or other equity securities, and, if deemed advisable, the International Equity Portfolio may invest up to 20% of the value of its total assets in fixed-income securities and short-term money market instruments. See "Additional Permitted Investment Activities and Risk Factors--Short-Term Money Market Instruments." The Portfolio will not invest in fixed-income securities rated lower than investment grade.

It is the present intention of the Investment Manager to invest the International Equity Portfolio's assets in companies based in Continental Europe, the United Kingdom, the Pacific Basin and in such other areas and countries as the Investment Manager may determine from time to time. Under normal market conditions, the Portfolio will invest at least 80% of the value of its total assets in the equity securities of companies within not less than three different countries (not including the United States). The percentage of the International Equity Portfolio's assets invested in particular geographic sectors may shift from time to time in accordance with the judgment of the Investment Manager. For a description of the risks associated with investing in foreign securities see "Additional Permitted Investment Activities and Risk Factors--Investment in Foreign Securities."

In selecting investments for the International Equity Portfolio, the Investment Manager attempts to identify inexpensive markets world-wide through traditional measures of value, including low price to earnings ratio, high yield, unrecognized assets, potential for management change and/or the potential to improve profitability. In addition, the Investment Manager seeks to identify companies that it believes are financially productive and undervalued in those markets. The Investment Manager focuses on individual stock selection (a "bottom-up" approach) rather than on forecasting stock market trends (a "top-down" approach).

The Investment Manager recognizes that some of the best opportunities are in securities not generally followed by investment professionals. Thus, the Investment Manager relies on its research capability and also maintains a dialogue with foreign brokers and with the management of foreign companies in an effort to gather the type of "local knowledge" that it believes is critical to successful investment abroad. To this end, the Investment Manager communicates with its affiliates, Lazard Freres & Cie. in Paris, Lazard Brothers & Co. Ltd. in London and Lazard Japan Asset Management K.K. in Tokyo, for information concerning current business trends, as well as for a better understanding of the management of local businesses. The information supplied by these affiliates of the Investment Manager will be limited to statistical and factual information, advice regarding economic factors and trends or advice as to occasional transactions in specific securities.

The International Equity Portfolio may enter into foreign currency forward exchange contracts in order to protect against anticipated changes in foreign currency exchange rates. See "Additional Permitted Investment Activities and Risk Factors--Foreign Currency Forward Exchange Contracts."

When, in the judgment of the Investment Manager, business or financial conditions warrant, the International Equity Portfolio may assume a temporary defensive position and invest without limit in the equity securities of U.S. companies or short-term money market instruments or hold its assets in cash. See "Additional Permitted Investment Activities and Risk Factors--Short-Term Money Market Instruments."

INTERNATIONAL FIXED-INCOME PORTFOLIO

The investment objective of the International Fixed-Income Portfolio is to seek high total return from a combination of current income and capital appreciation, consistent with what the Investment Manager considers to be prudent investment risk, through investing primarily in foreign fixed-income securities of varying maturities. The Portfolio seeks high current yields by investing in a portfolio of fixed-income securities denominated in a range of foreign currencies and in the U.S. Dollar. Under normal market conditions, the Portfolio will invest at least 65% of the value of its total assets in the fixed-income securities of companies within, or governments, political subdivisions, authorities, agencies or instrumentalities of, not less than three different countries (not including the United States). The Portfolio has the flexibility to invest in any region of the world. It is the present intention of the Investment Manager, however, to invest the International Fixed-Income Portfolio's assets principally in fixed-income securities of companies within, or governments of, Continental Europe, the United Kingdom, Canada, the Pacific Basin and in such other areas and countries as the Investment Manager may determine

PAGE 12  THE LAZARD FUNDS, INC.

from time to time, including countries that are considered emerging market countries at the time of investment. For a description of the risks associated with investing in foreign securities, see "Additional Permitted Investment Activities and Risk Factors -- Investment in Foreign Securities."

In pursuing its investment objective, the International Fixed-Income Portfolio invests in a broad range of fixed-income securities. Under normal market conditions, the Investment Manager anticipates that the Portfolio will be invested principally in fixed-income securities with maturities of greater than one year. A longer average maturity is generally associated with a higher level of volatility in the market value of a fixed-income security. The maturity of a security measures only the time until final payment is due; it takes no account of the pattern of the security's cash flows over time, including how cash flow is affected by prepayments and by changes in interest rates. Since the International Fixed-Income Portfolio's objective is to seek total return, the Portfolio will invest in fixed-income obligations with an emphasis on return rather than stability of the Portfolio's net asset value, and the average "duration" of the Portfolio will vary depending on anticipated market conditions. The Portfolio's average "duration" is a measure of the price sensitivity of its investment portfolio, including expected cash flow, redemptions and mortgage prepayments under a wide range of interest rate conditions. In computing the duration of the Portfolio's investment portfolio, the Investment Manager will estimate the duration of obligations that are subject to prepayment or redemption by the issuer taking into account the influence of interest rates. The Portfolio's average duration generally will be shorter than the Portfolio's average maturity. Under normal market conditions, the Investment Manager anticipates that the average weighted duration of the Portfolio will be in the range of two to eight years.

In order to reduce the International Fixed-Income Portfolio's exposure to foreign currency fluctuations versus the U.S. Dollar, the Portfolio may utilize the following investment strategies: the purchase and sale of foreign currency forward exchange contracts, options on foreign currencies and options on foreign currency futures. The Portfolio may also utilize options and futures contracts for speculative purposes consistent with the portfolio's investment objective or to reduce market risk. Options and futures are forms of derivative securities. See "Additional Permitted Investment Activities and Risk Factors -- Foreign Currency Forward Exchange Contracts; Options on Foreign Currencies; Futures Contracts and Options on Futures Contracts."

The Portfolio's investments consist of: (i) obligations issued or guaranteed by foreign governments or any of their political subdivisions, authorities, agencies, or instrumentalities, or by supranational entities; (ii) corporate fixed-income securities issued by foreign or U.S. companies; (iii) certificates of deposit and bankers' acceptances issued or guaranteed by, or time deposits maintained at, banks (including foreign branches of U.S. banks or U.S. or foreign branches of foreign banks) having total assets of more than $500 million; (iv) commercial paper issued by foreign or U.S. companies; and (v) U.S. Government Securities (as defined below in "Bond Portfolio"). At least 85% of the International Fixed-Income Portfolio's assets will be invested in (i) fixed-income securities rated BBB or better by S&P or Baa or better by Moody's;
(ii) commercial paper issued by foreign or U.S. companies rated A or better by S&P or Prime-2 or better by Moody's; or (iii) fixed-income securities or commercial paper that, if unrated, is determined by the Investment Manager to be of comparable quality. Up to 15% of the value of the Portfolio's assets may be invested in high yield, high risk fixed-income securities that are rated below BBB by S&P and below Baa by Moody's (i.e., below investment grade) or, if unrated, are determined by the Investment Manager to be of comparable quality. Fixed-income securities rated below investment grade (which are commonly known as "junk bonds") are considered to be predominantly speculative as regards the issuer's capacity to pay interest and repay principal which may, in any case, decline during sustained periods of deteriorating economic conditions or rising interest rates. The Portfolio has no current intention of investing more than 5% of its total assets in securities that are in default. See the Appendix attached hereto for a description of the ratings of fixed-income securities and commercial paper. For a description of the special risks associated with investing in fixed-income securities rated below investment grade, see "Strategic Yield Portfolio--Special Risk Considerations."

The International Fixed-Income Portfolio may also invest in the fixed-income securities in which the Bond Portfolio may invest, including mortgage-backed securities and asset-backed securities which are forms of derivative securities, as described below. The International Fixed-Income Portfolio also may invest in American Global Depositary Receipts issued in relation to a pool of fixed-income securities in which the Portfolio could invest directly.

                                                  THE LAZARD FUNDS, INC. PAGE 13

When, in the judgment of the Investment Manager, business or financial conditions warrant, the International Fixed-Income Portfolio may assume a temporary defensive position and invest without limit in high quality short-term debt securities or hold its assets in cash. See "Additional Permitted Investment Activities and Risk Factors--Short-Term Money Market Instruments."

BOND PORTFOLIO

The investment objective of the Bond Portfolio is to build and preserve capital through investing in a range of bonds and fixed-income securities. It is expected that the Portfolio will invest in the following sectors of the bond and fixed-income market: (i) U.S. Government Securities and repurchase agreements pertaining to U.S. Government Securities, and (ii) other fixed-income securities, including mortgage-backed securities, asset-backed securities, municipal securities and corporate fixed-income securities, including preferred stock of corporate issuers. The percentage of the Portfolio's assets invested in a particular fixed-income sector may shift from time to time in accordance with the judgment of the Investment Manager.

Under normal market conditions, the Portfolio will invest at least 65% of the value of its total assets in bonds or other debt instruments with maturities of greater than one year. The Portfolio believes that its investment objective and policies may best be implemented by investing the major portion of the Portfolio's assets in bonds and fixed-income securities rated at least BBB by S&P or Baa by Moody's. The Portfolio may also invest up to 10% of the value of its total assets in bonds and fixed-income securities rated BB or lower by S&P and Ba or lower by Moody's or non-rated bonds and fixed-income securities. Securities in the lower rating categories (commonly known as "junk bonds") are subject to greater risk of loss of principal and interest than higher-rated securities and are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal, which may in any case decline during sustained periods of deteriorating economic conditions. For a description of the risks associated with investing in securities in the lower rating categories, see "Strategic Yield Portfolio--Special Risk Considerations." The Portfolio may invest in fixed-income securities that have not received a rating but are determined by the Investment Manager to be of comparable quality to the other securities in which the Bond Portfolio may invest.

When, in the judgment of the Investment Manager, business or financial conditions warrant, the Bond Portfolio may assume a temporary defensive position and invest without limit in short-term money market instruments or hold its assets in cash. See "Additional Permitted Investment Activities and Risk Factors--Short-Term Money Market Instruments."

It is anticipated that under normal market conditions, the average duration of the Bond Portfolio's securities will vary from between two to seven years. However, there may be times when, in the Investment Manager's judgment, the average duration of the Portfolio may extend beyond this range, because of extreme economic conditions or extreme undervaluation or overvaluation in the fixed-income markets. See "International Fixed-Income Portfolio" above for a discussion of duration.

The Investment Manager analyzes sectors of the fixed-income market based on yield spread premiums relative to the U.S. Treasury obligations market. Using a variety of valuation techniques, the Investment Manager establishes a yield spread it believes represents the fair value compensation or yield spread premium required to justify the risk of investing in a given sector. Sectors of the fixed-income market which offer compensation in excess of the fair value yield spread will be emphasized by the Portfolio.

The Investment Manager selects individual securities based on maturity, duration and sector characteristics, including yield spread premium relative to risk characteristics. In determining the risk characteristics of a particular security, the Investment Manager analyzes credit quality, event risk, call features and diversification as well as the terms of the bond indenture pursuant to which the security is issued.

Once securities are purchased, performance will be evaluated by the Investment Manager on an on-going basis and a security may be sold if: (i) its yield spread premium as compared to U.S. Treasury obligation yields declines to a level the Investment Manager believes no longer reflects value; (ii) the investment expectations underlying that security are no longer valid; or (iii) the Investment Manager believes another security offers better value.

The Investment Manager's research capability is an important aspect of its program for managing the Bond Portfolio's securities. In addition to the qualitative analysis of sectors and securities, the Investment Manager applies

PAGE 14 THE LAZARD FUNDS, INC.

quantitative valuation models to search for value across the entire fixed-income market for securities that meet the Portfolio's investment criteria. Special attention is paid to the valuation of call features and other options.

The Bond Portfolio may utilize options and futures contracts for speculative purposes consistent with its investment objective or to reduce market risk. Options and futures are forms of derivative securities. See "Additional Permitted Investment Activities and Risk Factors--Futures Contracts and Options on Futures Contracts."

U.S. GOVERNMENT SECURITIES. U.S. Government Securities include: (i) the following U.S. Treasury obligations: U.S. Treasury bills (initial maturities of one year or less), U.S. Treasury notes (initial maturities of one to 10 years), and U.S. Treasury bonds (generally initial maturities of greater than 10 years), all of which are backed by the full faith and credit of the United States; and
(ii) obligations issued or guaranteed by U.S. Government agencies or instrumentalities, including government guaranteed mortgage-related securities, some of which are backed by the full faith and credit of the U.S. Treasury, e.g., direct pass-through certificates of the Government National Mortgage Association; some of which are supported by the right of the issuer to borrow from the U.S. Government, e.g., obligations of Federal Home Loan Banks; and some of which are backed only by the credit of the issuer itself, e.g., obligations of the Student Loan Marketing Association. Although U.S. Government Securities are backed by the full faith and credit of the U.S. Government or guaranteed by the issuing agency or instrumentality and, therefore, there is generally considered to be no risk as to the issuer's capacity to pay interest and repay principal, due to fluctuations in interest rates there is no guarantee as to the market value of U.S. Government Securities. See "Additional Permitted Investment Activities" in, and Appendix A to, the Statement of Additional Information for a further description of obligations issued or guaranteed by U.S.
Government agencies or instrumentalities.

CORPORATE FIXED-INCOME SECURITIES. The Bond Portfolio may invest in corporate fixed-income securities, including preferred stocks of corporate issuers.

MUNICIPAL SECURITIES. In circumstances where the Investment Manager determines that investment in municipal obligations would facilitate the Bond Portfolio's ability to accomplish its investment objective, it may invest its assets in such obligations, including municipal bonds issued at a discount. Dividends on shares attributable to interest on municipal securities held by the Portfolio will not be exempt from Federal income taxes. Municipal securities are susceptible to risks arising from the financial condition of the states, public bodies or municipalities issuing the securities. To the extent that state or local governmental entities are unable to meet their financial obligations, the income derived by the Portfolio from municipal securities could be impaired.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. The Bond Portfolio may invest without limitation in mortgage- backed and asset-backed securities. Mortgage-backed and asset-backed securities arise through the grouping by governmental, government-related and private organizations of loans, receivables and other assets originated by various lenders. Interests in pools of these assets differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates. Instead, these securities provide periodic payments which generally consist of both interest and principal payments. The estimated life of a mortgage-backed or asset-backed security and the average maturity of a portfolio including such securities varies with the prepayment experience with respect to the underlying debt instruments. Mortgage-backed and asset-backed securities are each a form of derivative security.

MORTGAGE-BACKED SECURITIES--GENERAL. Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. There are currently three basic types of mortgage-backed securities: (i) those issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as the Government National Mortgage Association ("Ginnie Mae" or "GNMA"), the Federal National Mortgage Association ("Fannie Mae" or "FNMA") and the Federal Home Loan Mortgage Corporation ("Freddie Mac" or "FHLMC"); (ii) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. Government or one of its instrumentalities; and (iii) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or mortgage-backed securities without a government guarantee by usually having some form of private

                                                  THE LAZARD FUNDS, INC. PAGE 15

credit enhancement. An issuer of mortgage-backed securities meeting certai conditions may elect to be treated as a Real Estate Mortgage Investment Conduit (a "REMIC") under the Internal Revenue Code of 1986, as amended (the "Code"). See "Taxation."

Ginnie Maes are pass-through interests in pools of mortgage loans insured by the Federal Housing Administration or by the Farmer's Home Administration or guaranteed by the Veterans Administration. GNMA is a U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes are backed by the full faith and credit of the United States, which means that the U.S. Government guarantees that interest and principal will be paid when due. Fannie Mae is a U.S. Government-sponsored corporation owned entirely by private stockholders. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae. FHLMC issues mortgage-related securities representing interests in residential mortgage loans pooled by it. FHLMC is a corporate instrumentality of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the United States.

COLLATERALIZED MORTGAGE OBLIGATIONS AND MULTICLASS PASS-THROUGH SECURITIES. Collateralized mortgage obligations or "CMOs" are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mac Certificates, but also may be collateralized by whole loans or private mortgage pass-through securities (such collateral will be collectively referred to herein as "Mortgage Assets"). Multiclass pass-through securities are equity interests in a trust composed of Mortgage Assets. Unless the context indicates otherwise, all references herein to CMOs include multiclass pass-through securities. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass- through securities. CMOs may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in a number of different ways. In a common structure, the purpose of the allocation of the cash flow of a CMO to the various classes is to obtain a more predictable cash flow to the separate tranches than exists with the underlying collateral of the CMO. Generally, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on mortgage-backed securities.

The Bond Portfolio may also invest in, among others, parallel pay CMOs and Planned Amortization Class CMOs ("PAC" Bonds). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PAC Bonds generally require payments of a specified amount of principal on each payment date. PAC Bonds are parallel pay CMOs with the required principal on such securities having the highest priority after interest has been paid to all classes.

STRIPPED MORTGAGE-BACKED SECURITIES. Stripped mortgage-backed securities ("SMBS") are derivative multiclass mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks, and special purpose subsidiaries of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of Mortgage Assets. A common type of SMBS will have one class (the principal-only or "PO" class) receiving some

PAGE 16 THE LAZARD FUNDS, INC.

of the interest and most of the principal from the Mortgage Assets, while the other class (the interest-only or "IO" class) will receive most of the interest and the remainder of the principal. In the most extreme case, the IO class will receive all of the interest, while the PO class will receive all of the principal. The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying Mortgage Assets, and a rapid rate of principal payments in excess of that considered in pricing the securities will have a material adverse effect on an IO security's yield to maturity. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in IO securities. Due to their structure and underlying cash flows, SMBS may be more volatile than mortgage-backed securities that are not stripped. The staff of the Securities and Exchange Commission (the "Commission") currently considers certain SMBS to be illiquid securities. See "Additional Permitted Investment Activities and Risk Factors--Illiquid Securities" and "Investment Restrictions" below.

CMO RESIDUALS. CMO Residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

The cash flow generated by the Mortgage Assets underlying series of CMOs is applied first to make required payments of principal of and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO Residual represents dividend or interest income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the Mortgage Assets, the coupon rate of each class of CMOs, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the Mortgage Assets. In particular, the yield to maturity on CMO Residuals is extremely sensitive to prepayments on the related underlying Mortgage Assets in the same manner as an IO class of SMBS. See "Stripped Mortgage-Backed Securities," above. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to the level of the index upon which interest rate adjustments are based. As described above with respect to SMBS, in certain circumstances, the Portfolio may fail to fully recoup its initial investment in a CMO Residual.

CMO Residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. CMO Residuals may not have the liquidity of other more established securities trading in other markets. Transactions in CMO Residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO Residuals may or, pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933 (the "Securities Act"). CMO Residuals, whether or not registered under the Securities Act, may be subject to certain restrictions on transferability. Ownership of certain CMO Residuals imposes liability for certain of the expenses of the related CMO issuer on the purchaser. The Investment Manager will not purchase any CMO Residual that imposes such liability on the Portfolio.

PRIVATE MORTGAGE PASS-THROUGH SECURITIES. Private mortgage pass-through securities ("Private Pass-Throughs") are structured similarly to the Ginnie Mae, Fannie Mae and Freddie Mac mortgage pass-through securities described above and are issued by originators of and investors in mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Private Pass-Throughs are usually backed by a pool of conventional fixed rate or adjustable rate mortgage loans. The estimated life of Private Pass-Throughs varies with the rate of prepayment on the underlying mortgage loans. See "Special Risk Considerations" below. Since Private Pass-Throughs typically are not guaranteed by an entity having the credit status of Ginnie Mae, Fannie Mae or Freddie Mac, such securities generally are structured with one or more types of credit enhancement. See "Types of Credit Support" below.

TYPES OF CREDIT SUPPORT. Mortgage-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories--(i) liquidity protection and (ii) protection against losses resulting from ultimate default by an

                                                  THE LAZARD FUNDS, INC. PAGE 17

obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Portfolio will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information regarding the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in such a security.

ASSET-BACKED SECURITIES. The Bond Portfolio also may invest in asset-backed securities including interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. These securities may be in the form of pass-through instruments or asset-backed bonds. The securities, all of which are issued by non-governmental entities and carry no direct or indirect government guarantee, are structurally similar to the collateralized mortgage obligations and mortgage pass-through securities described above. As with mortgage-backed securities, asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties and use similar credit enhancement techniques.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most organizations that issue asset-backed securities relating to motor vehicle installment purchase obligations perfect their interests in their respective obligations only by filing a financing statement and by having the servicer of the obligations, which is usually the originator, take custody thereof. In such circumstances, if the servicer were to sell the same obligations to another party, in violation of its duty not to so do, there is a risk that such party could acquire an interest in the obligations superior to that of the holders of the securities. Also, although most such obligations grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to perfect such security interest against competing claims of other parties. Due to the large number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the securities, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. In addition, various state and federal laws give the motor vehicle owner the right to assert against the holder of the owner's obligation certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the related securities.

SPECIAL RISK CONSIDERATIONS. The yield characteristics of mortgage-backed and asset-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Bond Portfolio purchases such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while

PAGE 18 THE LAZARD FUNDS, INC.

a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if the Portfolio purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity.


Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors, including changes in mortgagors' housing needs, job transfers, unemployment, mortgagors' net equity in the mortgage properties and servicing decisions. An acceleration in prepayments in response to sharply falling interest rates will shorten the security's average maturity and limit the potential appreciation in the security's value relative to a conventional debt security. As a result, mortgage-backed securities are not as effective in locking in high long-term yields. Conversely, in periods of sharply rising rates, prepayments generally slow, increasing the security's average life and its potential for price depreciation. Amounts available for reinvestment by the Portfolio are therefore likely to be greater during a period of declining interest rates and, as a result, likely to be reinvested at lower interest rates than during a period of rising interest rates. Slower prepayments effectively may change a mortgage-backed security that was considered short- or intermediate-term at the time of purchase into a long-term security. The values of long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities. Were the prepayments on the Portfolio's mortgage-backed securities to decrease broadly, the Portfolio's effective duration, and thus sensitivity to interest rate fluctuations, would increase. Generally, asset-backed securities are less likely to experience substantial prepayments than are mortgage-backed securities, primarily because the collateral supporting asset-backed securities is of shorter maturity than mortgage loans; however, certain of the factors that affect the rate of prepayments on mortgage-backed securities (e.g., fluctuations in interest rates and unemployment), affect asset-backed securities, but to a lesser degree.


The Bond Portfolio's return will also be affected by the yields on instruments in which the Portfolio is able to reinvest the proceeds of payments and prepayments. Accelerated prepayments on securities purchased by the Portfolio at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is repaid in full.

New types of mortgage-backed securities and asset-backed securities are developed and marketed from time to time. Consistent with its investment limitations, the Bond Portfolio expects to invest in those new types of instruments that the Investment Manager believes may assist the Portfolio in achieving its investment objective and to supplement this prospectus to appropriately describe such instruments.

YANKEE SECURITIES. The Bond Portfolio may invest without limitation in so-called "Yankee Securities" which are securities issued by non-U.S. issuers which are denominated in U.S. dollars and which trade and are capable of settlement in U.S. markets. Issuers of Yankee Securities may be corporate or government entities.

Non-rated securities may be considered for investment by the Portfolio when the Investment Manager believes that the financial condition of the issuers of the securities, or the protection afforded by the terms of the securities themselves, limits the risk to the Portfolio to a degree comparable to that of rated securities which are consistent with the Portfolio's objective and policies.


STRATEGIC YIELD PORTFOLIO

The investment objective of the Strategic Yield Portfolio is to seek to obtain a total return on its assets by placing approximately equal emphasis on capital appreciation and current income through investing principally in high-yielding fixed-income securities. Capital appreciation may result, for example, from an improvement in the credit standing of an issuer whose securities are held by the Portfolio or from a general decline in interest rates or both. Conversely, capital depreciation may result, for example, from a lowered credit standing or a general rise in interest rates, or a combination of both.

The Strategic Yield Portfolio will seek to achieve its objective through investing, under normal market conditions, at least 65% of the value of its total assets in fixed-income securities, such as bonds, debentures, notes, convertible debt obligations, convertible preferred stocks and the types of mortgage-backed and asset-backed securities in which the Bond Portfolio may invest. The issuers of these obligations include governments, their political subdivisions, agencies or municipalities, and corporations. At least 95% of these obligations when purchased by the Portfolio will have a rating of at least CCC by S&P or Caa by Moody's (commonly known as "junk bonds") or, if not rated, will be of comparable quality as determined by the Investment Manager. The Strategic Yield Portfolio may invest up to 50% of its total assets in non-U.S. dollar denominated fixed-income securities of the types described above of foreign issuers. The Strategic Yield Portfolio may invest without limitation in U.S. dollar denominated fixed-income securities of foreign issuers. See "Additional Permitted Investment Activities and Risk Factors--Investment in Foreign Securities."

During the year ended December 31, 1995 the percentages of the Portfolio's assets invested in securities (other than U.S.

                                                  THE LAZARD FUNDS, INC. PAGE 19

Treasury obligations or obligations of foreign governments or U.S. or foreign government agencies) rated in particular rating categories by Moody's were, on a weighted average basis, as follows:



                                         Percentage of
            Moody's Ratings            Total Investments
            ---------------            ----------------
                  Agency                    20.2%
                  Aaa                       19.9%
                  Aa1                        0.4%
                  Aa2                        3.2%
                  A1                         2.4%
                  A3                         1.8%
                  A                          2.3%
                  Baa1                       2.5%
                  Baa2                       2.1%
                  Baa3                       4.0%
                  Ba2                        2.0%
                  Ba3                        5.0%
                  B1                         8.9%
                  B3                         6.5%
                  B                          1.7%
                  Caa                        0.5%
                  No Rating*                16.9%

*The Investment Manager estimates these securities to have an average rating of A.

The Strategic Yield Portfolio invests in lower-rated fixed-income securities that are commonly referred to as "high-yield securities" or "junk bonds." The Investment Manager believes these securities offer the potential for attractive returns because the yields they afford are generally higher than those of investment grade fixed-income securities. The Investment Manager expects most of the Portfolio's investment securities will pay cash income. In a limited number of cases, however, "zero coupon" or "payment-in-kind" high-yield securities may be purchased when, in the opinion of the Investment Manager, they offer exceptional value relative to their risk. See, "Zero Coupon, `Pay-in-Kind' and `Stripped' U.S. Treasury Securities," below. The Strategic Yield Portfolio also may invest in American or Global Depositary Receipts issued in relation to a pool of fixed-income securities in which the Portfolio could invest directly.

The Investment Manager will attempt to minimize the risk inherent in the high-yield market through investing in a broad range of high-yielding fixed-income securities. In structuring its portfolio of investment securities, the Investment Manager will take into consideration several factors including the issuer, industry, credit rating, currency, country and, in certain cases, the terms of a security's indenture. Security selection techniques used by the Investment Manager will focus on individual issues with appropriate maturity, duration, currency and sector characteristics. Individual securities will be selected by the Investment Manager based on their yield relative to their risk characteristics. In determining the risk characteristics of a particular security, the Investment Manager will analyze the creditworthiness of the issuer as well as the terms of the indenture pursuant to which the security is issued.

Performance of the Portfolio's investments will be continually evaluated by the Investment Manager and a security may be sold if: (i) its yield spread premium as compared to U.S. Treasury obligation yields declines to a level the Investment Manager believes no longer reflects value; (ii) the investment expectations underlying that security are no longer valid; or (iii) the Investment Manager believes another security offers better value.

The Strategic Yield Portfolio may invest up to 5% of the value of its total assets, represented by the premium paid, in the purchase of call and put options on the types of securities in which the Portfolio may invest. The Portfolio may write covered call and put options contracts to the extent that the value of the call or put options, represented by the premium paid, does not exceed 10% of the value of the covered assets. The Strategic Yield Portfolio may purchase and sell call and put options on equity securities and stock indices, to the same extent as it is permitted to purchase and sell call and put options on the types of securities in which it may invest. Options are a form of derivative security. See "Additional Permitted Investment Activities and Risk Factors--Stock or Bond Options."

The Strategic Yield Portfolio may engage in foreign exchange transactions either on a spot basis (for settlement in two business days) at the prevailing rate in the interbank foreign exchange market or through entering into foreign currency forward exchange contracts. A foreign currency forward exchange contract involves the obligation to purchase an amount of a specific currency in return for delivering a different amount of another currency on the specified settlement date. These contracts are entered into in the interbank market conducted directly between currency traders (typically commercial banks or other financial institutions) and their customers.

When used for hedging purposes, foreign currency forward exchange contracts will tend to minimize the Portfolio's risk of loss on its foreign securities holdings due to a decline in the value of the underlying currency. However, at the same time, foreign currency forward exchange contracts will tend to limit any

PAGE 20 THE LAZARD FUNDS, INC.

potential gain which might result should the value of the underlying currency increase during the contract period. See "Additional Permitted Investment Activities and Risk Factors--Foreign Currency Forward Exchange Contracts."

The Strategic Yield Portfolio may also purchase and sell call and put options on foreign currencies.

ZERO COUPON, "PAY-IN-KIND" AND "STRIPPED" U.S. TREASURY SECURITIES. The Strategic Yield Portfolio may invest in "zero coupon" securities. A zero coupon security pays no interest to its holder during its life. An investor acquires a zero coupon security at a price which is generally an amount based upon its present value, and which, depending upon the time remaining until maturity, may be significantly less than its face value (sometimes referred to as a "deep discount" price). Upon maturity of the zero coupon security, the investor receives the face value of the security. The Strategic Yield Portfolio may also invest in "pay-in-kind" securities (i.e., debt obligations the interest on which may be paid in the form of additional obligations of the same type rather than cash) which have characteristics similar to zero coupon securities.

As noted above, zero coupon securities do not entitle the holder to any periodic payments of interest prior to maturity. Accordingly, such securities usually trade at a deep discount from their face or par value. Zero coupon securities and "pay-in-kind" securities may be more speculative and subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make periodic distributions of interest. On the other hand, because there are no periodic interest payments to be reinvested prior to maturity, zero coupon securities eliminate the reinvestment risk and lock in a rate of return to maturity.

Federal tax law requires that a holder (such as the Strategic Yield Portfolio) of a zero coupon security accrue a portion of the discount at which the security was purchased (or, in the case of a "pay-in-kind" security, the difference between the issue price and the sum of all the amounts payable on redemption) as income each year even though the Strategic Yield Portfolio receives no interest payment in cash on the security during the year. As a regulated investment company, the Strategic Yield Portfolio must pay out substantially all of its net investment income each year. Accordingly, in any year the Portfolio may be required to pay out as an income distribution an amount which is greater than the total amount of cash interest the Portfolio actually received. Such distributions would be made from the cash assets of the Portfolio or by liquidation of portfolio securities, if necessary. If a distribution of cash necessitates the liquidation of portfolio securities, the Investment Manager will select which securities to sell. The Portfolio may realize a gain or loss from such sales. In the event the Portfolio realized net capital gains from such transactions, its shareholders might receive a larger capital gain distribution, and incur a potentially greater tax liability, than they would in the absence of such transactions.

The Strategic Yield Portfolio may invest in "stripped" U.S. Treasury securities, which are U.S. Treasury bills issued without interest coupons, U.S. Treasury notes and bonds which have been stripped of their unmatured interest coupons, and receipts or certificates representing interests in such stripped debt obligations and coupons. Currently, the only U.S. Treasury security issued without coupons is the Treasury bill. Although the U.S. Treasury does not itself issue Treasury notes and bonds without coupons, under the U.S. Treasury STRIPS program, interest and principal payments on certain long-term Treasury securities may be maintained separately in the Federal Reserve book entry system and may be separately traded and owned. In addition, in the last few years a number of banks and brokerage firms have stripped the principal portions from the coupon portions of U.S. Treasury bonds and notes and sold them separately in the form of receipts or certificates representing undivided interests in these instruments (which instruments are generally held by a bank in a custodial or trust account). The staff of the Commission has indicated that, in its view, these receipts or certificates should be considered as securities issued by the bank or brokerage firm involved and, therefore, should not be included in the Strategic Yield Portfolio's categorization of U.S. Government Securities.

RESTRICTED SECURITIES. The Strategic Yield Portfolio may invest in restricted securities and in other assets having no ready market if such purchases at the time thereof would not cause more than 10% of the value of the Portfolio's net assets to be invested in all such restricted or not readily marketable (or other illiquid) assets. See "Additional Permitted Investment Activities and Risk Factors--Illiquid Securities" and "Investment Restrictions" below.

SPECIAL RISK CONSIDERATIONS. Securities in the lower rating categories are subject to greater risk of loss of principal and interest than higher-rated securities and are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal, which may in any case decline during sustained periods of deteriorating economic conditions or rising interest rates. There has been unprecedented growth in the size of the market

                                                  THE LAZARD FUNDS, INC. PAGE 21

for lower-rated securities over the past several years, although most recently that market has declined in size. This growth occurred during a period of general economic expansion. Lower-rated securities are generally considered to be subject to greater market risk than higher-rated securities in times of deteriorating economic conditions. In addition, lower-rated securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities.

The market for lower-rated securities may be thinner and less active than that for higher-quality securities, which can adversely affect the prices at which these securities can be sold. To the extent that there is no established secondary market for lower-rated securities, the Investment Manager may experience difficulty in valuing such securities and, in turn, the Portfolio's assets. In addition, adverse publicity and investor perceptions about lower-rated securities, whether or not based on fundamental analysis, may tend to decrease the market value and liquidity of such lower-rated securities. Finally, it is noted that the transaction costs with respect to lower-rated securities may be higher, and in some cases information less available, than is the case with investment grade securities.

The use of credit ratings as a method for evaluating lower-rated securities involves certain risks. The ratings of fixed-income securities by S&P and Moody's are a generally accepted barometer of credit risk. They are, however, subject to certain limitations from an investor's standpoint. The rating of an issuer is heavily weighted by past developments and does not necessarily reflect probable future conditions. There is frequently a lag between the time a rating is assigned and the time it is updated. In addition, there may be varying degrees of difference in credit risk of securities within each rating category.

Non-rated securities may be considered for investment by the Strategic Yield Portfolio when the Investment Manager believes that the financial condition of the issuers of the securities, or the protection afforded by the terms of the securities themselves, limits the risk to the Portfolio to a degree comparable to that of rated securities which are consistent with the Portfolio's objectives and policies.

When, in the judgment of the Investment Manager, business or financial conditions warrant, the Strategic Yield Portfolio may assume a temporary defensive position and invest without limit in investment grade debt securities or hold its assets in cash. See "Additional Permitted Investment Activities and Risk Factors--Short-Term Money Market Instruments."


SMALL CAP PORTFOLIO

The investment objective of the Small Cap Portfolio is to seek capital appreciation through investing primarily in equity securities of United States companies with market capitalizations under $1 billion that are believed by the Investment Manager to be inexpensively priced relative to the return on total capital or equity. The equity securities in which the Small Cap Portfolio may invest include, common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, rights and warrants listed on national or regional securities exchanges or traded over-the-counter. Investments are generally made in equity securities of companies which in the Investment Manager's opinion have one or more of the following characteristics (the "Small Cap Factors"): (i) are undervalued relative to their earnings power, cash flow, and/or asset values; (ii) have an attractive price/value relationship, i.e. have high returns on equity and/or assets with correspondingly low price-to-book and/or price-to-asset value as compared to the market generally or the companies' industry groups in particular, with expectations that some catalyst will cause the perception of value to change within a 24-month time horizon;
(iii) have experienced significant relative underperformance and are out of favor due to a set of circumstances which are unlikely to harm a company's franchise or earnings power over the longer term; (iv) have low projected price-to-earnings or price-to-cash-flow multiples relative to their industry peer group and/or the market in general; (v) have the prospect, or the industry in which the company operates has the prospect, to allow it to become a larger factor in the business and receive a higher valuation as such; (vi) have significant financial leverage but have high levels of free cash flow used to reduce leverage and enhance shareholder value; and (vii) have a relatively short corporate history with the expectation that the business may grow to generate meaningful cash flow and earnings over a reasonable investment horizon.

Under normal market conditions, the Small Cap Portfolio will invest at least 80% of the value of its total assets in the small capitalization equity securities described above.

PAGE 22 THE LAZARD FUNDS, INC.

The Investment Manager believes that the issuers of small capitalization stocks often have sales and earnings growth rates which exceed those of larger companies, and that such growth rates may in turn be reflected in more rapid share price appreciation, however, investing in smaller capitalization stocks can involve greater risk than is customarily associated with larger, more established companies. For example, smaller capitalization companies often have limited product lines, markets or financial resources. They may be dependent for management on one or a few key persons, and can be more susceptible to losses and risks of bankruptcy. Also, securities in the small capitalization sector may be thinly traded (and therefore have to be sold at a discount from current market prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings and thus may create a greater chance of loss than investing in securities of larger capitalization companies.

The Investment Manager continually evaluates the securities owned by the Small Cap Portfolio, and changes may be made whenever the Investment Manager determines such securities no longer meet the Small Cap Portfolio's objective. Portfolio changes also may be made to increase or decrease investments in anticipation of changes in security prices in general or to provide funds required for redemptions, distributions to shareholders or other corporate purposes.

When, in the judgment of the Investment Manager, business or financial conditions warrant, the Small Cap Portfolio may assume a temporary defensive position and invest without limitation in large capitalization companies or short-term money market instruments or hold its assets in cash. See "Additional Permitted Investment Activities and Risk Factors--Short-Term Money Market Instruments."

INTERNATIONAL SMALL CAP PORTFOLIO

The investment objective of the International Small Cap Portfolio is to seek capital appreciation. The Portfolio will invest primarily in equity securities of non-United States companies with market capitalizations under $1 billion that are believed by the Investment Manager to be inexpensively priced relative to the return on total capital or equity. The Portfolio will invest in equity securities listed on national or regional securities exchanges or traded over-the-counter of companies based in Continental Europe, the United Kingdom, the Pacific Basin, Latin America, Canada and such other areas as the Investment Manager may determine from time to time. The International Small Cap Portfolio may also invest in American Depositary Receipts and Global Depositary Receipts and in convertible bonds and other convertible securities. In selecting investments for the International Small Cap Portfolio, the Investment Manager will attempt to ascertain inexpensive markets world-wide through traditional measures of value, including low price-to-earnings ratio, low price-to-book ratio and/or low price-to-cash flow ratio and high yield. The Investment Manager, following a bottom-up approach, seeks to identify securities within such undervalued markets which in the Investment Manager's opinion have one or more of the characteristics listed in the Small Cap Factors. Under normal market conditions, the International Small Cap Portfolio will invest at least 80% of the value of its total assets in the small capitalization equity securities described above. Assets not invested in such small capitalization equity securities would generally be invested in large capitalization equity securities or debt securities, including cash equivalents. For a description of the risks associated with investing in small capitalization equity securities see "Small Cap Portfolio" above.

Under normal market conditions, the Portfolio will invest at least 65% of the value of its total assets in the equity securities of companies in not less than three different countries (not including the United States). The remaining portion of the assets of the Portfolio may be invested in the same or different countries. The percentage of the International Small Cap Portfolio's assets in a particular geographic sector may shift from time to time in accordance with the judgment of the Investment Manager. For a description of the risks associated with investing in foreign securities see "Additional Permitted Investment Activities and Risk Factors--Investment in Foreign Securities."

The International Small Cap Portfolio may enter into futures contracts, options on futures contracts, and foreign currency forward exchange contracts in order to protect against anticipated changes in foreign currency exchange rates. Options and futures are forms of derivative securities. See "Additional Permitted Investment Activities and Risk Factors--Futures Contracts and Options on Futures Contracts, Foreign Currency Forward Exchange Contracts."

When, in the judgment of the Investment Manager, business or financial conditions warrant, the International Small Cap

                                                  THE LAZARD FUNDS, INC. PAGE 23

Portfolio may assume a temporary defensive position and invest without limit in the equity securities of U.S. companies or short-term money market instruments or hold its assets in cash. See "Additional Permitted Investment Activities and Risk Factors--Short-Term Money Market Instruments."


EMERGING MARKETS PORTFOLIO

The investment objective of the Emerging Markets Portfolio is to seek long-term capital appreciation. The Portfolio will invest primarily in securities of issuers who are located, or doing significant business, in emerging market countries. Emerging markets include countries where political and economic trends have produced or are producing a more stable economic environment, developed or developing financial markets and investment liquidity. Factors affecting a determination of an emerging market include a legitimate program to reduce government spending and deficits and reduce excessive regulation of commercial activity, including reducing confiscatory tax rates, control of inflation, lower trade barriers, stability of currency exchange rates, increasing foreign and domestic investment, privatization of state-owned companies and expansion of developed financial product exchanges.

Although the Emerging Markets Portfolio may invest in any issuer in an emerging market, the Emerging Markets Portfolio is likely to focus on, but not be limited to, Latin America, the Pacific Basin and Europe.

Under normal market conditions, the Emerging Markets Portfolio will invest at least 65% of its total assets in securities of companies in not less than three different countries (not including the United States). The remaining portion of the assets of the Emerging Markets Portfolio may be invested in the same or different countries. The percentage of the Emerging Markets Portfolio's assets invested in particular emerging markets may shift from time to time in accordance with the judgment of the Investment Manager. Emerging market countries generally will include any countries (i) having an "emerging stock market" as defined by the International Finance Corporation; (ii) with low- to middle-income economies according to the World Bank; or (iii) listed in World Bank publications as developing. Currently, the countries not included in these categories are Canada, United Kingdom, France, Germany, Australia, New Zealand, Austria, Belgium, Denmark, Finland, Ireland, Italy, Japan, Netherlands, Norway, Spain, Sweden, Switzerland and United States. For a description of the risks associated with investing in emerging markets see "Additional Permitted Investment Activities and Risk Factors--Investment in Foreign Securities."

The Portfolio invests primarily in equity securities of issuers located, or doing significant business, in emerging markets including: issuers organized under the laws of the emerging market country or for which the principal trading market for such securities is located in the emerging market country or issuers, wherever organized, when at least 50% of the issuer's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in the emerging market country. The Portfolio will also invest in closed-end investment companies investing in emerging market securities. The Emerging Markets Portfolio may also invest in American Depositary Receipts and Global Depositary Receipts with respect to emerging market securities.

Although the Emerging Markets Portfolio expects to invest principally in equity securities of emerging markets issuers, there is no requirement that the Emerging Markets Portfolio invest exclusively in equity securities. If deemed advisable, the Emerging Markets Portfolio may invest in fixed-income securities and short-term money market instruments. See "Additional Permitted Investment Activities and Risk Factors -- Short-Term Money Market Instruments."

Following a bottom-up approach, the Investment Manager focuses on individual stock selection rather than on forecasting stock market trends. In selecting a specific stock for the Emerging Markets Portfolio, the Investment Manager relies on its own research capability as well as information obtained from brokers located in the emerging market country and information from affiliates of the Investment Manager.

The Emerging Markets Portfolio may enter into futures contracts, options on futures contracts and foreign currency forward exchange contracts to protect against anticipated changes in foreign currency exchange rates. See "Additional Permitted Investment Activities and Risk Factors--Futures Contracts and Options on Futures Contracts, Foreign Currency Forward Exchange Contracts."

When, in the judgment of the Investment Manager, business or financial conditions warrant, the Emerging Markets Portfolio

PAGE 24 THE LAZARD FUNDS, INC.

may assume a temporary defensive position and invest in the equity securities of U.S. companies or short-term money market instruments or hold its assets in cash. See "Additional Permitted Investment Activities and Risk
Factors--Short-Term Money Market Instruments."


GLOBAL EQUITY PORTFOLIO

The investment objective of the Global Equity Portfolio is to seek capital appreciation. The Portfolio will invest primarily in equity securities of companies, both U.S. and non-U.S., that the Investment Manager believes are inexpensively priced relative to the return on total capital or equity. The Global Equity Portfolio engages in a value-oriented search for equity securities of issuers located anywhere in the world. In selecting investments for the Global Equity Portfolio, the Investment Manager attempts to identify inexpensive markets worldwide, including the U.S., through traditional measures of value, including low price to earnings ratio, high yield, unrecognized assets, potential for management change and/or potential to improve profitability. In addition, the Investment Manager seeks to identify companies that it believes are financially productive and undervalued in those markets.

At least 80% of the assets of the Global Equity Portfolio are expected to be invested in the equity securities of companies within not less than four countries, including the United States. The percentage of the Global Equity Portfolio's assets invested in particular geographic sectors may shift from time to time in accordance with the judgment of the Investment Manager. With a focus on stock picking, the country allocation decision is an outgrowth of stock selection and is used as an overlay and risk control mechanism to enhance diversification. Nonetheless, it is the current intention of the Investment Manager that not less than 25% of the assets of the Portfolio be invested in securities of U.S. issuers. For a description of the risks associated with investing in foreign securities see "Additional Permitted Investment
Activities and Risk Factors--Investment in Foreign Securities. "

The assets of the Global Equity Portfolio are expected to be invested principally in equity securities, including American Depository Receipts and Global Depository Receipts and in convertible bonds and other convertible securities. There is no requirement, however, that the Global Equity Portfolio invest exclusively in equity securities, and, if deemed advisable, the Global Equity Portfolio may invest up to 20% of the value of its total assets in fixed-income securities and short-term money market instruments. See "Additional Permitted Investment Activities and Risk Factors--Short-Term Money Market Instruments." The Global Equity Portfolio will not invest in fixed-income securities rated lower than investment grade.

The Global Equity Portfolio may enter into foreign currency forward exchange contracts, options and futures contracts in order to protect against anticipated changes in foreign currency exchange rates. Options and futures are forms of derivative securities. See "Additional Permitted Investment Activities and Risk Factors--Foreign Currency Forward Exchange Contracts."

When, in the judgment of the Investment Manager, business or financial conditions warrant, the Global Equity Portfolio may assume a temporary defensive position and invest without limit in the equity securities of U.S. companies or short-term money market instruments or hold its assets in cash. See "Additional Permitted Investment Activities and Risk Factors--Short-Term Money Market Instruments."


BANTAM VALUE PORTFOLIO

The investment objective of the Bantam Value Portfolio is to seek capital appreciation. The Portfolio will invest primarily in equity securities of companies with market capitalizations under $500 million that are believed by the Investment Manager to be inexpensively priced relative to the return on total capital or equity. The equity securities in which the Bantam Value Portfolio may invest include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, rights and warrants and American Depository Receipts and Global Depository Receipts. Investments are generally made in equity securities of companies which, in the Investment Manager's opinion, have one or more of the characteristics listed in the Small Cap Factors, as well as a potential for increasing recognition, market capitalization and value. See "Small Cap Portfolio" above.

Under normal market conditions, the Bantam Value Portfolio will invest at least 80% of the value of its total assets in the small capitalization equity securities described above. Assets not invested in such small capitalization equity securities would generally be invested in large capitalization equity securities or debt securities, including cash equivalents. For a description of

                                                  THE LAZARD FUNDS, INC. PAGE 25

the risks associated with investing in small capitalization equity securities, see "Small Cap Portfolio" above.

When, in the judgment of the Investment Manager, business or financial conditions warrant, the Bantam Value Portfolio may assume a temporary defensive position and invest without limit in larger capitalization companies or short-term money market instruments or hold its assets in cash. See "Additional Permitted Investment Activities and Risk Factors--Short-Term Money Market Instruments."


EMERGING WORLD FUNDS PORTFOLIO

The investment objective of the Emerging World Funds Portfolio is to seek capital appreciation. The Portfolio will invest primarily in equity securities of investment funds ("Emerging Markets Funds") that will largely invest in equity securities of companies in one or more emerging markets countries as defined for purposes of the Emerging Markets Portfolio.

The securities of the Emerging Market Funds in which the Portfolio will invest generally will be listed on internationally recognized stock exchanges or trade in international markets, and will generally be trading at a discount to net asset value. The Portfolio may, however, invest directly in equity securities of emerging market companies when shares of Emerging Market Funds are selling at a premium, or when a particular emerging market country is not represented in a suitable Emerging Market Fund. The Portfolio may also invest in warrants or options on, and securities convertible into, equity securities of Emerging Market Funds.

The Emerging World Funds Portfolio combines a "top-down" approach to country or market valuation with a "bottom-up" approach to Emerging Market Fund security selection. An emerging market for this purpose is described under "Emerging Markets Portfolio" above. The Investment Managers will concentrate on countries and regions that appear to be fundamentally undervalued using traditional measures of value, which include low price to earnings ratios, high yield and low price to cash flow and price to book value. The Investment Manager will focus on those Emerging Market Funds that are trading at a discount to net asset value where the discount has the prospect for being narrowed or eliminated due to improved performance of the securities held by such fund and/or structural changes to the Emerging Markets Fund such as conversion to an open-end fund.

The assets of the Emerging World Funds Portfolio are expected to be invested principally in equity securities. There is no requirement, however, that the Emerging World Funds Portfolio invest exclusively in equity securities, and, if deemed advisable, the Emerging World Funds Portfolio may invest up to 20% of the value of its total assets in fixed-income securities and short-term money market instruments. See "Additional Permitted Investment Activities and Risk Factors--Short-Term Money Market Instruments." The Emerging World Funds Portfolio will not invest in fixed-income securities rated lower than investment grade. At least 65% of the Portfolio's assets will be invested in Emerging Market Funds.

The Emerging World Funds Portfolio, together with any "affiliated person" (as defined in the Investment Company Act), may purchase only up to 3% of the total outstanding stock of any Emerging Market Fund. Consequently, when affiliated persons of the Portfolio hold shares of an Emerging Market Fund, the Portfolio's ability to invest fully in shares of such Emerging Market Fund is restricted, and the Investment Manager must then select, in some instances, alternative investments that would not have been its first preference. Investment decisions by the investment advisers of the Emerging Market Funds are made independently of the Emerging World Funds Portfolio and the Investment Manager. The investment adviser of one Emerging Market Fund may be purchasing securities of the same issuer the securities of which are being sold by the investment adviser of another Emerging Market Fund. The result of this would be an indirect expense to the Portfolio without accomplishing any investment purpose. In addition, Emerging Market Funds typically pay asset management and other fees. Shareholders of the Emerging World Funds Portfolio may pay, in effect, two fees with respect to the assets of the Portfolio invested in such Emerging Market Funds.

The Emerging World Funds Portfolio may enter into foreign currency forward exchange contracts, options and futures contracts in order to protect against anticipated changes in foreign currency exchange rates. Options and futures are forms of derivative securities. See "Additional Permitted Investment
Activities and Risk Factors--Foreign Currency Forward Exchange Contracts."

When, in the judgment of the Investment Manager, business or financial conditions warrant, the Emerging World Funds Portfolio may assume a temporary defensive position and invest

PAGE 26 THE LAZARD FUNDS, INC.

without limit in the equity securities of U.S. companies or short-term money market instruments or hold its assets in cash. See "Additional Permitted Investment Activities and Risk Factors--Short-Term Money Market Instruments."

                                     * * * *

References to maximum or minimum investment limitations with respect to dollar amounts or percentages of each Portfolio's assets mean that such limitations are followed at the time of an investment purchase and that subsequent changes in such dollar amounts or percentages resulting in such maximum or minimum investment limitations being exceeded are not considered violations of such limitations.

Each Portfolio may purchase obligations that are not rated if, in the opinion of the Investment Manager, the obligations are of investment quality comparable to other rated investments that are permitted by each such Portfolio. After purchase by any of the Portfolios, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by such Portfolio. Neither event will require a sale of such security by a Portfolio. To the extent the ratings given by S&P or Moody's may change as a result of changes in such organizations or their rating systems, each Portfolio will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in this Prospectus and in the Statement of Additional Information. The ratings of S&P and Moody's are more fully described in the Appendix attached hereto.

ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND RISK FACTORS


Except as otherwise noted below, the following description of additional permitted investment activities and risk factors is applicable to all of the Portfolios.


SHORT-TERM MONEY MARKET INSTRUMENTS

Each Portfolio may at any time invest funds awaiting investment or held as reserves for the purposes of satisfying redemption requests, payment of dividends or making other distributions to shareholders, in cash and short-term money market instruments; provided, however, that, with the exception of the Equity Portfolio, such investments will not ordinarily exceed 5% of the total assets of any Portfolio. Short-term money market instruments in which each Portfolio except the Equity Portfolio may invest include (i) short-term U.S. Government Securities and, in the case of the International Equity Portfolio, International Fixed-Income Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Strategic Yield Portfolio, Global Equity Portfolio and Emerging World Funds Portfolio, short-term obligations of foreign sovereign governments and their agencies and instrumentalities, (ii) interest bearing savings deposits on, and certificates of deposit and bankers' acceptances of, United States and foreign banks, (iii) commercial paper of U.S. or, in the case of the International Equity Portfolio, International Fixed-Income Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Strategic Yield Portfolio, Global Equity Portfolio and Emerging World Funds Portfolio, of foreign issuers rated A-1 or higher by S&P or Prime-1 by Moody's, issued by companies which have an outstanding debt issue rated AA or higher by S&P or Aa or higher by Moody's or, if not rated, determined by the Investment Manager to be of comparable quality to those rated obligations which may be purchased by the Portfolio and (iv) repurchase agreements relating to the foregoing.

Short-term money market instruments in which the Equity Portfolio may invest have remaining maturities of not more than 12 months and include bank obligations, corporate commercial paper subject to the same quality restrictions as that purchased by the other Portfolios, non-convertible corporate debt securities such as notes, bonds and debentures that are rated AA or better by S&P or Aa or better by Moody's and variable amount master demand notes. For this purpose, bank obligations include negotiable certificates of deposit, bankers' acceptances, fixed time deposits and other short-term bank obligations. The Equity Portfolio limits its investments in United States bank obligations to obligations of United States banks (including foreign branches and thrift institutions, the obligations of which are guaranteed by the U.S. parent) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation ("United States banks"). The Equity Portfolio limits its investments in foreign bank obligations to United States dollar denominated obligations of foreign banks (including United States branches), which banks at the time of investment (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) are among the 100 largest banks in the world, as determined on the basis of assets; and (iii) have branches or agencies in the United States; and which obligations, in the opinion of the Investment Manager, are of an investment quality comparable to obligations of United States banks that may be purchased by the Portfolio. For a description of variable amount master demand notes, see "Additional Permitted Investment Activities and Risk Factors--Variable Amount Master Demand Notes" in the Statement of Additional Information.


TEMPORARY BANK BORROWING

Each Portfolio may borrow from banks for temporary purposes, including the meeting of redemption requests which might require the untimely disposition of securities.

With respect to the International Equity Portfolio, International Fixed-Income Portfolio, Bond Portfolio, Strategic Yield Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Small Cap Portfolio, Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio, temporary or emergency borrowing in the aggregate may not exceed 15%, and borrowing for purposes other than meeting redemptions may not exceed 5%, of the value of the relevant Portfolio's total assets (including the amount borrowed) less liabilities (including the amount borrowed) at the time the borrowing is made. Securities may not be purchased by any of these Portfolios while borrowings in excess of 5% of the value of such Portfolio's total assets are outstanding.


For temporary purposes only in order to meet redemptions, the Equity Portfolio may borrow from banks up to 10% of the current value of its total net assets. Such borrowings may be secured by the pledge of not more than 10% of the value

PAGE 28 THE LAZARD FUNDS, INC.

of the Portfolio's total net assets and investments may not be purchased by the Equity Portfolio while any such borrowing exists. Temporary borrowing by the Equity Portfolio will be included in calculating the Portfolio's required 300% coverage described in "Additional Permitted Investment Activities and Risk Factors--Borrowing for Investment" in the Statement of Additional Information.


FLOATING AND VARIABLE RATE INSTRUMENTS

Certain of the obligations that the Portfolios may purchase have a floating or variable rate of interest. Such obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the Prime Rate, and at specified intervals. Certain of these obligations may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity. Each Portfolio limits its purchases of floating and variable rate obligations to those of the same quality as it otherwise is allowed to purchase. The Investment Manager monitors on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand. A Portfolio's right to obtain payment at par on a demand instrument can be affected by events occurring between the date such Portfolio elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument to make payment when due, except when such demand instruments permit same-day settlement. To facilitate settlement, these same-day demand instruments may be held in book entry form at a bank other than the Fund's custodian, subject to a subcustodian agreement approved by the Fund between that bank and the Fund's custodian.

The floating and variable rate obligations that the Portfolios may purchase include certificates of participation in obligations purchased from banks. A certificate of participation gives the Portfolio an undivided interest in the underlying obligations in the proportion that such Portfolio's interest bears to the total principal amount of such obligations. Certain of such certificates of participation may carry a demand feature that would permit the holder to tender them back to the issuer prior to maturity.

To the extent that floating and variable rate instruments without demand features are not readily marketable, they will be subject to the investment restriction that no Portfolio may invest an amount equal to 10% or more of the current value of its net assets in illiquid securities. See "Illiquid Securities" and "Investment Restrictions" below.



LETTERS OF CREDIT

Municipal obligations, certificates of participation therein, commercial paper and other short-term obligations may be backed by irrevocable letters of credit issued by banks which assume the obligation for payment of principal and interest in the event of default by an issuer. Only banks the securities of which, in the opinion of the Investment Manager, are of investment quality comparable to other permitted investments of the Portfolios may be used for letter of credit-backed investments.



LOANS OF PORTFOLIO SECURITIES

In order to increase income, each Portfolio may lend securities from its portfolio to brokers, dealers and financial institutions if cash or cash equivalent collateral, including letters of credit, marked-to-market daily and equal to at least 100% of the current market value of the securities loaned (including accrued interest and dividends thereon) plus the interest payable to the Portfolio with respect to the loan is maintained by the borrower with the Portfolio in a segregated account. In determining whether to lend a security to a particular broker, dealer or financial institution, the Investment Manager will consider all relevant facts and circumstances, including the creditworthiness of the broker, dealer or financial institution. No Portfolio will enter into any portfolio security lending arrangement having a duration of longer than one year. Any securities that a Portfolio may receive as collateral will not become part of such Portfolio's investment portfolio at the time of the loan and, in the event of a default by the borrower, the Portfolio will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which such Portfolio is permitted to invest. During the time securities are on loan, the borrower will pay the Portfolio any accrued income on those securities, and the Portfolio may invest the cash collateral and earn

                                                  THE LAZARD FUNDS, INC. PAGE 29


additional income or receive an agreed upon fee from a borrower that has delivered cash equivalent collateral. No Portfolio will lend securities having a value that exceeds 10% (331/3% in the case of the International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio) of the current value of its total assets. Loans of securities by a Portfolio will be subject to termination at the Portfolio's or the borrower's option. Each Portfolio may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated portion of the interest or fee earned with respect to the collateral to the borrower or the placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Fund or the Investment Manager. The Equity Portfolio has no present intention to enter into loans of portfolio securities.

REPURCHASE AGREEMENTS

Each Portfolio may enter into repurchase agreements in order to permit the Portfolio to keep all of its assets at work while retaining "overnight" or short-term flexibility in pursuit of investments of a longer-term nature. A repurchase agreement arises when the seller of a security to the Portfolio agrees to repurchase that security from the Portfolio at a mutually agreed upon time and price. The period of maturity is usually quite short, often overnight or a few days, although it may extend over a number of months. A Portfolio may enter into repurchase agreements only with respect to obligations that could otherwise be purchased by that Portfolio. If the seller defaults and the value of the underlying securities has declined, the Portfolio may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Portfolio's disposition of the security may be delayed or limited.

A Portfolio may not enter into a repurchase agreement if, as a result, more than 10% of the value of that Portfolio's net assets would be invested in repurchase agreements with a maturity of more than seven days and other illiquid securities. See "Illiquid Securities" and "Investment Restrictions" below. The Portfolios will enter into repurchase agreements only with broker-dealers and commercial banks that meet guidelines established by the Board of Directors.


WHEN-ISSUED SECURITIES

Each Portfolio may purchase securities on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of the commitment to purchase. A Portfolio will make commitments to purchase securities on a when-issued basis only with the intention of actually acquiring the securities but may sell them before the settlement date if it is deemed advisable. When-issued securities are subject to market fluctuations and no income accrues to the purchaser prior to issuance. The purchase price and the interest rate that will be received on debt securities are fixed at the time the purchaser enters into the commitment. Purchasing a security on a when-issued basis can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery.

Each Portfolio will establish a segregated account in which it will maintain liquid assets in an amount at least equal in value to the Portfolio's commitments to purchase when-issued securities. If the value of these assets declines, the Portfolio will place additional liquid assets in the account on a daily basis so that the value of the assets in the account remains equal to the amount of such commitments.


ILLIQUID SECURITIES

Each Portfolio may invest up to 10% of the value of its net assets in illiquid securities. For this purpose illiquid securities include, among others, (i) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (ii) with respect to the International Fixed-Income Portfolio, Bond Portfolio and Strategic Yield Portfolio, options purchased by each of these Portfolios over-the-counter and the cover for options written by each of these Portfolios over-the-counter, and
(iii) repurchase agreements not terminable within seven days. Securities eligible for resale under Rule 144A under the Securities Act that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid securities for this purpose. The Equity Portfolio may invest up to 5% of the value of its assets, taken at cost, in securities which must be registered under the Securities Act before they may be offered or sold to the public.

The Investment Manager will monitor the liquidity of such restricted securities with respect to each Portfolio under the supervision of the Fund's Board of Directors. See the Statement of Additional Information for further discussion of illiquid securities.


INVESTMENT IN UNSEASONED COMPANIES

Assets of each Portfolio may be invested in securities of companies that have operated for less than three years, including the operations of predecessors ("Unseasoned Companies"). Each Portfolio has undertaken that it will not make investments that will result in more than 5% (10% in the case of the Small Cap

PAGE 30 THE LAZARD FUNDS, INC.

Portfolio, International Small Cap Portfolio and Emerging Markets Portfolio) of its total assets being invested in the securities of Unseasoned Companies and equity securities that are not readily marketable. See "Illiquid Securities" above. Investing in securities of Unseasoned Companies may, under certain circumstances, involve greater risk than is customarily associated with investment in more established companies. Such securities may have limited marketability and, therefore, may be subject to wide fluctuations in market value. In addition, certain issuers of such securities may lack a significant operating history and be dependent on products or services without an established market share.


AMERICAN AND GLOBAL DEPOSITARY RECEIPTS

Certain of the Portfolios may invest in the securities of foreign issuers in the form of American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs are receipts issued outside the United States, typically by non-United States banks and trust companies, that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in the United States securities markets and GDRs in bearer form are designed for use outside the United States.


INVESTMENT IN FOREIGN SECURITIES

The International Equity Portfolio, International Fixed-Income Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio and Emerging World Funds Portfolio may invest without limitation in foreign securities. The Strategic Yield Portfolio may invest up to 50% of its total assets in non-U.S. dollar denominated, and may invest without limitation in U.S. dollar denominated, fixed-income securities of foreign issuers. The Equity Portfolio and Bantam Value Portfolio may each invest up to 10% of its total assets in foreign equity and debt securities provided that they are trading in U.S. markets or are listed on a domestic securities exchange or represented by American Depositary Receipts or Global Depositary Receipts.

Investing in securities issued by foreign governments and corporations or entities involves considerations and possible risks not typically associated with investing in obligations issued by the U.S. government and domestic corporations. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations, and could be subject to extended settlement periods.

In addition, many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries. In an attempt to control inflation, wage and price controls have been imposed in certain countries. In many cases, emerging market countries are among the world's largest debtors to commercial banks, foreign governments, international financial organizations and other financial institutions. In recent years, the governments of some of these countries have encountered difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness.


FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS

Each of the International Equity Portfolio, International Fixed-Income Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Strategic Yield Portfolio, Global Equity Portfolio and Emerging World Funds Portfolio may purchase or sell foreign currency forward exchange contracts ("forward contracts") for speculative purposes consistent with such Portfolio's investment objective or to attempt to minimize the risk from adverse changes in

                                                  THE LAZARD FUNDS, INC. PAGE 31

the relationship between the U.S. Dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. Each Portfolio may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. Dollar price of the security ("transaction hedge"). Additionally, when the Portfolio believes that a foreign currency may suffer a substantial decline against the U.S. Dollar, it may, for example, enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Portfolio's investment securities denominated in such foreign currency, or when the Portfolio believes that the U.S. Dollar may suffer a substantial decline against a foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount ("position hedge"). In this situation the Portfolio may, in the alternative, enter into a forward contract to sell a different foreign currency for a fixed U.S. Dollar amount where the Portfolio believes that the U.S. Dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. Dollar value of the currency in which portfolio securities of the Portfolio are denominated ("cross-hedge").

Under certain conditions, Commission guidelines require investment companies to set aside cash, U.S. Government Securities or other liquid high quality debt securities in a segregated custodial account to cover forward contracts. As required by Commission guidelines, the Portfolios will segregate assets to cover forward contracts, if any, whose purpose is essentially speculative. The Portfolios will not segregate assets to cover forward contracts entered into for hedging purposes.

DERIVATIVES

Certain of the Portfolios may invest in derivative securities ("Derivatives"). These are financial instruments which derive their performance, at least in part, from the performance of an underlying asset, index or interest rate. The Derivatives a Portfolio may use, to the extent described above, may include options and futures, mortgage-related securities and asset-backed securities. While Derivatives can be used effectively in furtherance of a Portfolio's investment objective, under certain market conditions, they can increase the volatility of the Portfolio's net asset value, can decrease the liquidity of the Portfolio's investments and make more difficult the accurate pricing of the Portfolio's investment securities.

Derivatives can be volatile and involve various types and security degrees of risk, depending upon the characteristics of the particular Derivative and the portfolio as a whole. Derivatives permit a Portfolio to increase or decrease the level of risk, or change the character of the risk, to which its investments are exposed in much the same way as a Portfolio can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities.

Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in Derivatives could have a large potential impact on a Portfolio's performance.

If a Portfolio invests in Derivatives at inappropriate times or judges market conditions incorrectly, such investments may lower the Portfolio's return or result in a loss. A Portfolio also could experience losses if it were unable to liquidate its position because of an illiquid secondary market. The market for many Derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for Derivatives.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

The International Fixed-Income Portfolio, Bond Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio and Emerging World Funds Portfolio may enter into contracts for the purchase or sale for future delivery of fixed-income securities or contracts based on financial indices including any index of U.S. Government Securities or corporate debt securities ("futures contracts") and may purchase and write "covered" put and call options to buy or sell futures contracts ("options on futures contracts"). The International Fixed-Income Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio and Emerging World Funds Portfolio may also enter into contracts for the purchase or sale for future delivery of foreign currencies. A "sale" of a futures contract means the acquisition of a contractual obligation to deliver the securities or foreign currencies called for by the contract at a specified price on a specified date.

PAGE 32 THE LAZARD FUNDS, INC.

A "purchase" of a futures contract means the incurring of a contractual obligation to acquire the securities or foreign currencies, called for by the contract at a specified price on a specified date. The purchaser of a futures contract on an index agrees to take or make delivery of an amount of cash equal to the difference between a specified dollar multiple of the value of the index on the expiration date of the contract ("current contract value") and the price at which the contract was originally struck. No physical delivery of the fixed-income securities underlying the index is made. Options on futures contracts to be written or purchased by the Bond Portfolio will be traded on U.S. exchanges or over-the-counter. At the time a futures contract is purchased or sold, the Portfolio must allocate cash or securities as a deposit payment based on a percentage of a contract's face value. The futures contract is valued daily thereafter and the Portfolio may be required to contribute additional cash or securities that reflects any decline in the contract's value. These investment techniques will be used only to hedge against anticipated future changes in interest rates which otherwise might either adversely affect the value of the portfolio securities of the Portfolio or adversely affect the prices of securities or foreign currencies, which the Portfolio intends to purchase at a later date. See "Additional Permitted Investment Activities and Risk Factors" in the Statement of Additional Information for further discussion of the use, risks and costs of futures contracts and options on futures contracts.




WARRANTS

Each of the Equity Portfolio, Strategic Yield Portfolio, International Small Cap Portfolio, Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio may invest not more than 5% of its total assets at the time of purchase in warrants (other than those that have been acquired in units or attached to other securities). In addition, not more than 2% of the assets of any of these Portfolios may, at the time of purchase, be invested in warrants that are not listed on an exchange. Warrants represent rights to repurchase equity securities and debt securities at a specific price valid for a specific period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. The Equity Portfolio may only purchase warrants on securities in which it may invest directly.


STOCK OR BOND OPTIONS

The Equity Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio may for hedging purposes purchase put and call options and write covered put and call options on securities in which it may invest directly and that, in the case of the Equity Portfolio, are traded on registered domestic securities exchanges. The Strategic Yield Portfolio may invest up to 5% of its total assets, represented by the premium paid, in the purchase of call and put options on the types of securities in which the Portfolio may invest. The Strategic Yield Portfolio may also write covered call and put options contracts to the extent that the value of the call or put options, represented by the premium paid, does not exceed 10% of the value of the covered assets. The Strategic Yield Portfolio may purchase and sell call and put options on equity securities and stock indices, to the same extent as it is permitted to purchase and sell call and put options on the types of securities in which it may invest. The writer of a call option, who receives a premium, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put option, who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.

Each of the Equity Portfolio, Strategic Yield Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio may write put and call options only if they are "covered," and such options must remain "covered" as long as the Portfolio is obligated as a writer. A call option is "covered" if the Portfolio owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if held in a segregated account by the Fund's custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Portfolio holds on a share-for-share or equal principal amount basis a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash, treasury bills or other high-grade short-term obligations in a segregated account with the Fund's custodian. A put option is "covered" if the Portfolio

                                                  THE LAZARD FUNDS, INC. PAGE 33

maintains cash, treasury bills or other high-grade short-term obligations with a value equal to the exercise price in a segregated account with the Fund's custodian, or else owns on a share-for-share or equal principal amount basis a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

The principal reason for writing call options is to attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying securities alone. In return for the premium, the Portfolio would give up the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security decline. Upon exercise of a call option when the market value of the security exceeds the exercise price, the Portfolio would incur a loss equal to the difference between the exercise price and the market value, less the premium received for writing the option.

The principal reason for purchasing put options is to protect the value of a security owned against an anticipated decline in market value. Exercise of a put option will generally be profitable only if the market price of the underlying security declines sufficiently below the exercise price to offset the premium paid and the transaction costs. If the market price of the underlying security increases, the Portfolio's profit upon the sale of the security will be reduced by the premium paid for the put option less any amount for which the put is sold.


The Equity Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio may purchase and sell put and call options on stock indices traded on national, domestic or foreign, securities exchanges, although the Equity Portfolio currently intends to limit investments in options on stock indices to no more than 5% of its total assets. See "Additional Permitted Investment Activities and Risk Factors--Investment in Options on Stock Indices" in the Statement of Additional Information for a description of options on stock indices.



OPTIONS ON FOREIGN CURRENCIES

The International Fixed-Income Portfolio, Strategic Yield Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio and Emerging World Funds Portfolio may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the U.S. Dollar value of foreign currency denominated portfolio securities and against increases in the U.S. Dollar cost of such securities to be acquired. As in the case of other kinds of options, however, the writing of an option on a foreign currency constitutes only a partial hedge, up to the amount of the premium received, and the Portfolios could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to a Portfolio's position, it may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by a Portfolio are traded on U.S. and foreign exchanges or over-the-counter. There is no specific percentage limitation on either Portfolio's investments in options on foreign currencies, although the International Fixed-Income Portfolio will limit its investments in options traded on the over-the-counter market to no more than 10% of the market value of the Portfolio's net assets. See the Statement of Additional Information for further discussion of the use, risks and costs of options on foreign currencies.



DIVERSIFICATION

The Equity Portfolio is operated as a "diversified" portfolio as that term is defined in the Investment Company Act. As such, the Portfolio has at least 75% of the value of its total assets invested in cash and cash items (including receivables), U.S. Government Securities, securities of other investment companies and "other securities." For these purposes, "other securities" are securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of the Portfolio and to not more than 10% of the outstanding voting securities of such issuer.

The International Equity Portfolio, International Fixed-Income Portfolio, Bond Portfolio, Strategic Yield Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Small Cap Portfolio, Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio are "non-diversified," which means that none of the Portfolios is limited in the proportion of its assets that may be invested in the securities of a single issuer. Because these Portfolios are non-diversified and each may invest in a smaller number of individual issuers than a diversified investment company,

PAGE 34 THE LAZARD FUNDS, INC.

an investment in any of these Portfolios may, under certain circumstances, present greater risk to an investor than an investment in a diversified company.

Each of the Portfolios intends to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Code, which will relieve the Portfolio of any liability for Federal income tax to the extent its earnings are distributed to shareholders. To so qualify, among other requirements, each Portfolio will limit its investments so that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the Portfolio's total assets will be invested in the securities of a single issuer, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and the Portfolio will not own more than 10% of the outstanding voting securities of a single issuer. A Portfolio's investments in U.S. Government Securities are not subject to these limitations.




PORTFOLIO TURNOVER

Except as noted below, the Fund's policy with respect to turnover of securities held in the Portfolios is to purchase securities for investment purposes and not for the purpose of realizing short-term trading profits. When circumstances warrant, however, securities may be sold without regard to the length of time held.

Although a Portfolio cannot accurately predict its annual portfolio turnover rate, the Investment Manager does not expect the annual portfolio turnover of the Equity Portfolio, Small Cap Portfolio, International Equity Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio, Bantam Value Portfolio or Emerging World Funds Portfolio to exceed 100%. However the annual portfolio turnover of the Bond Portfolio and Strategic Yield Portfolio may exceed 100%. A 100% annual portfolio turnover rate would occur, for example, if all of the stocks in a portfolio were replaced in a period of one year. A 100% turnover rate is greater than that of many other investment companies, including those which emphasize capital appreciation as a basic policy, and may result in correspondingly greater brokerage commissions being paid by the Portfolio.

The International Fixed-Income Portfolio and Strategic Yield Portfolio will actively use trading to benefit from yield disparities among different issues of fixed-income securities or otherwise to achieve its investment objective and policies. The Investment Manager anticipates that the annual turnover in the International Fixed-Income Portfolio and Strategic Yield Portfolio may be in excess of 200% in future years (but is not expected to exceed 300%). A 200% turnover rate is greater than that of most other investment companies. A high rate of portfolio turnover involves correspondingly greater transaction expenses than a lower rate, which expenses are borne by the Portfolio and its shareholders. High portfolio turnover also may result in the realization of substantial net short-term capital gains. However, in order for each Portfolio to continue to qualify as a regulated investment company for Federal tax purposes, less than 30% of the annual gross income of each Portfolio must be derived from the sale of securities held by the Portfolio for less than three months. See "Taxation."


--------------------------------------------------------------------------------

The foregoing investment objectives and related policies and activities of each of the Portfolios, except as indicated above, are not fundamental and may be changed by the Board of Directors of the Fund without the approval of the shareholders.

                                                  THE LAZARD FUNDS, INC. PAGE 35

INVESTMENT RESTRICTIONS

The following investment restrictions and, except as otherwise noted, those specifically so described in the Statement of Additional Information, are fundamental policies of each of the Portfolios that may be changed only when permitted by law and approved by the holders of a majority of such Portfolio's outstanding voting securities, as defined in the Investment Company Act and as described under "Organization and Description of Capital Stock" in the Statement of Additional Information. The Fund is empowered to establish, without shareholder approval, additional portfolios which may have different fundamental investment restrictions.

In addition to the fundamental investment restrictions listed in the Statement of Additional Information, no Portfolio may:

(i) issue senior securities, borrow money or pledge or mortgage its assets, except that (A) each Portfolio may borrow from banks for temporary purposes, including the meeting of redemption requests which might require the untimely disposition of securities, as described above in "Additional Permitted Investment Activities and Risk Factors--Temporary Bank Borrowing", (B) the International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio, Bantam Value Portfolio or Emerging World Funds Portfolio also may borrow money to the extent permitted under the Investment Company Act and, as a non-fundamental policy, may pledge, hypothecate, mortgage or otherwise encumber its assets to secure permitted borrowings; provided, however, that the International Small Cap Portfolio, the Emerging Markets Portfolio, Global Equity Portfolio, Bantam Value Portfolio or Emerging World Funds Portfolio will not make new investments to the extent borrowings exceed 5% of the total assets of the Portfolio, except for borrowings that are covered within the interpretations of Section 18(f) of the Investment Company Act and (C) the Equity Portfolio may additionally utilize leverage as described in "Additional Permitted Investment Activities and Risk Factors-- Borrowing for Investment" in the Statement of Additional Information. For purposes of this investment restriction, a Portfolio's entry into options, forward contracts, futures contracts, including those related to indexes, shall not constitute borrowing;


(ii) make loans, except loans of portfolio securities not having a value in excess of 10% (33-1/3% in the case of the International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio, Bantam Value Portfolio or Emerging World Funds Portfolio) of a Portfolio's total assets and except that each Portfolio may purchase debt obligations in accordance with its investment objectives and policies;


(iii) invest in illiquid securities as defined in "Additional Permitted Investment Activities and Risk Factors--Illiquid Securities" if immediately after such investment more than 10% of the value of the Portfolio's net assets, or, in the case of the Equity Portfolio, more than 10% of the value of that Portfolio's total assets, taken at market value, would be invested in such securities (this restriction is not a fundamental policy of the Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio); or

(iv) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization; provided, however, that, this restriction is not a fundamental policy of the International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio, Bantam Value Portfolio or Emerging World Funds Portfolio and provided, further, that (A) the International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio may purchase securities of other investment companies to the extent permitted under the Investment Company Act (this restriction is not a fundamental policy of these Portfolios) and (B) the Equity Portfolio, International Equity Portfolio and Small Cap Portfolio may purchase securities in an amount up to 5% of the value of the Portfolio's total assets in any one closed-end fund and may purchase in the aggregate securities of closed-end funds in an amount of up to 10% of the value of the Portfolio's total assets.

MANAGEMENT


DIRECTORS

The Board of Directors, under applicable laws of the State of Maryland, in addition to supervising the actions of the Investment Manager, as set forth below, decides upon matters of general policy.


INVESTMENT MANAGER AND INVESTMENT MANAGEMENT AGREEMENTS

Lazard Freres Asset Management, 30 Rockefeller Plaza, New York, New York 10020, has entered into investment management agreements with the Fund on behalf of each of the Portfolios. The investment management agreements entered into by Lazard Freres Asset Management will collectively be referred to herein as the "Management Agreements" and, where appropriate, individually as the "Management Agreement." Pursuant to the Management Agreements, Lazard Freres Asset Management will regularly provide the Portfolios with investment research, advice and supervision and furnish continuously an investment program for each Portfolio consistent with its investment objectives and policies, including the purchase, retention and disposition of securities.

The Investment Manager is also responsible for the selection of brokers and dealers to effect securities transactions and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Lazard Freres. The Investment Manager has selected Lazard Freres as a broker for certain portfolio securities transactions with respect to the Portfolios. Lazard Freres performs such brokerage services in conformity with Rule 17e-1 under the Investment Company Act and procedures adopted by the Fund's Board of Directors. In addition, the Investment Manager may allocate brokerage transactions to brokers who direct to the Investment Manager persons who purchase Fund shares.

Lazard Freres Asset Management is a division of Lazard Freres, a New York limited liability company, which is registered as an investment adviser with the Commission and is a member of the New York, American and Midwest Stock Exchanges. Lazard Freres provides its clients with a wide variety of investment banking, brokerage and related services. Lazard Freres Asset Management provides investment management services to client discretionary accounts with assets totalling approximately $30.7 billion as of December 31, 1995. Its clients are both individuals and institutions, some of whose accounts have investment policies similar to those of several of the Portfolios.

Under the terms of each Management Agreement, the Investment Manager will pay the compensation of all personnel of the Fund except the fees of Directors of the Fund who are not employees or affiliated persons of the Investment Manager. The Investment Manager will make available to the Portfolios such of the Investment Manager's members, directors, officers and employees as are reasonably necessary for the operations of each Portfolio, or as may be duly elected officers or directors of the Fund. Under the Management Agreements, the Investment Manager also pays each Portfolio's office rent and provides investment advisory research and statistical facilities and all clerical services relating to research, statistical and investment work. The Investment Manager, including its employees who serve the Portfolios, may render investment advice, management and other services to others.


Each of the Portfolios pays the Investment Manager an investment management fee at the annual rate set forth below as a percentage of the average daily value of the net assets of the relevant Portfolio: Equity Portfolio, .75%; International Equity Portfolio, .75%; International Fixed-Income Portfolio, .75%; Bond Portfolio, .50%; Strategic Yield Portfolio, .75%; Small Cap Portfolio, .75%; International Small Cap Portfolio, .75%; Emerging Markets Portfolio, 1.00%; Global Equity Portfolio, .75%; Bantam Value Portfolio, .75%; and Emerging World Funds Portfolio, .75%. The investment management fees are accrued daily and paid monthly.

Each Portfolio will bear all expenses not specifically assumed by the Investment Manager, including, among others, the fee payable to the Portfolio's Investment Manager, the fees of the Directors who are not "affiliated persons" of the Investment Manager, the expenses of all Directors and the fees and out-of-pocket expenses of the Fund's custodian and the transfer and dividend disbursing agent. For a more detailed description of the expenses to be borne by the Portfolios, see "Management" in the Statement of Additional Information.

Each of the Management Agreements provides that the Investment Manager will reimburse each Portfolio for the Portfolio's expenses (exclusive of interest, taxes, brokerage,

                                                  THE LAZARD FUNDS, INC. PAGE 37



distribution expenditures and extraordinary expenses, all to the extent permitted by applicable state securities law and regulations) which in any year exceed the limits prescribed by any state in which the Portfolio's shares are qualified for sale. The Fund may not qualify the shares of each Portfolio for sale in every state. The Investment Manager has undertaken to bear, excluding fees payable by the Retail Class pursuant to the Distribution and Servicing Plan, (i) with respect to each of the International Fixed-Income Portfolio, Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio, total operating expenses in excess of 1.05% of each such Portfolio's average net assets, (ii) with respect to the Bond Portfolio, total operating expenses in excess of .80% of that Portfolio's average net assets, and (iii) with respect to the Emerging Markets Portfolio, total operating expenses in excess of 1.30% of that Portfolio's average net assets, each until the earlier of December 31, 1996 or such time as the respective Portfolio reaches total net assets of $100 million. Pursuant to the same undertaking for each of those Portfolios for the fiscal year ended December 31, 1995, total operating expenses, as a percentage of the Portfolio's average net assets of the Institutional Class, were as follows: International Fixed-Income Portfolio, 1.05%; Bond Portfolio, .80%; and Emerging Markets Portfolio, 1.30%. For the fiscal year ended December 31, 1995, total operating expenses, as a percentage of average net assets of the Institutional Class, were .92% for the Equity Portfolio; .95% for the International Equity Portfolio; 1.09% for the Strategic Yield Portfolio; 1.13% for the International Small Cap Portfolio and .84% for the Small Cap Portfolio.





ADMINISTRATOR

State Street Bank and Trust Company ("State Street"), located at 225 Franklin Street, Boston, Massachusetts 02110, serves as each Portfolio's administrator pursuant to an Administration Agreement with the Fund. Under the Administration Agreement, State Street receives from each Portfolio an annual fee of $37,500 plus .02% of the value of such Portfolio's average daily net assets.



DISTRIBUTOR


Under the terms of a distribution agreement with the Fund, Lazard Freres acts as distributor for the Portfolios and bears the cost of printing and mailing prospectuses to potential investors.




PRINCIPAL MANAGERS

The name and title of each of the principal persons employed by or associated with the Investment Manager who are primarily responsible for the day-to-day management of the assets of each of the Portfolios are as follows:



EQUITY PORTFOLIO: HERBERT W. GULLQUIST. (Since inception). Mr. Gullquist is a Managing Director of the Investment Manager and has been with the Investment Manager since 1982.

MICHAEL S. ROME. (Since 1991). Mr. Rome is a Managing Director of the Investment Manager and has been with the Investment Manager since 1991.



SMALL CAP PORTFOLIO: HERBERT W. GULLQUIST. (Since inception). Mr. Gullquist's biographical information is described under "Equity Portfolio".

MICHAEL S. ROME. (Since January 1, 1995). Mr. Rome's biographical information is described under "Equity Portfolio".

EILEEN ALEXANDERSON. (Since inception). Ms. Alexanderson is a Senior Vice President of the Investment Manager where she has been employed since 1979.

LEONARD M. WILSON. (Since inception). Mr. Wilson has been a Senior Vice President of the Investment Manager since 1988.

BRADLEY J. PURCELL. (Since inception). Mr. Purcell is a Vice President of the Investment Manager and has been with the Investment Manager since 1991.


INTERNATIONAL EQUITY PORTFOLIO: HERBERT W. GULLQUIST. (Since inception). Mr. Gullquist's biographical information is described under "Equity Portfolio".

JOHN R. REINSBERG. (Since January 1992). Mr. Reinsberg is a Managing Director of the Investment Manager and has been with the Investment Manager since 1992. Prior thereto, he was Executive Vice President of General Electric Investment Company.


INTERNATIONAL FIXED-INCOME PORTFOLIO: THOMAS F. DUNN. (Since January 1, 1995). Mr. Dunn is a Managing Director of the Investment Manager and has been with the Investment

PAGE 38 THE LAZARD FUNDS, INC.

Manager since January 1, 1995. Prior thereto, he was a Senior Vice President of Goldman Sachs Asset Management.

IRA O. HANDLER. (Since 1992). Mr. Handler is a Senior Vice President of the Investment Manager and has been a Global & Emerging Fixed-Income Portfolio Manager of the Investment Manager since 1992. From 1990 to 1992, he was a foreign exchange manager with Timber Hill, Inc.


BOND PORTFOLIO: THOMAS F. DUNN. (Since January 1, 1995). Mr. Dunn's biographical information is described under "International Fixed-Income Portfolio".


STRATEGIC YIELD PORTFOLIO: THOMAS F. DUNN. (Since January 1, 1995). Mr. Dunn's biographical information is described under "International Fixed-Income Portfolio".

IRA O. HANDLER. (Since 1993). Mr. Handler's biographical information is described under "International Fixed-Income Portfolio".


INTERNATIONAL SMALL CAP PORTFOLIO: HERBERT W. GULLQUIST. (Since inception). Mr. Gullquist's biographical information is described under "Equity Portfolio".

JOHN R. REINSBERG. (Since inception). Mr. Reinsberg's biographical information is described under "International Equity Portfolio".

EMERGING MARKETS PORTFOLIO: HERBERT W. GULLQUIST. (Since inception). Mr. Gullquist's biographical information is described under "Equity Portfolio".

JOHN R. REINSBERG. (Since inception). Mr. Reinsberg's biographical information is described under "International Equity Portfolio".


GLOBAL EQUITY PORTFOLIO: HERBERT W. GULLQUIST. (Since inception). Mr. Gullquist's biographical information is described under "Equity Portfolio."

JOHN R. REINSBERG. (Since inception). Mr. Reinsberg's biographical information is described under "International Equity Portfolio".

MICHAEL S. ROME. (Since inception). Mr. Rome's biographical information is described under "Equity Portfolio".


BANTAM VALUE PORTFOLIO: HERBERT W. GULLQUIST. (Since inception). Mr. Gullquist's biographical information is described under "Equity Portfolio."

MICHAEL S. ROME. (Since inception). Mr. Rome's biographical information is described under "Equity Portfolio".

EILEEN ALEXANDERSON. (Since inception). Ms. Alexanderson's biographical information is described under "Small Cap Portfolio".

LEONARD M. WILSON. (Since inception). Mr. Wilson's biographical information is described under "Small Cap Portfolio".

BRADLEY J. PURCELL. (Since inception). Mr. Purcell's biographical information is described under "Small Cap Portfolio".


EMERGING WORLD FUNDS PORTFOLIO: ALEXANDER E. ZAGOREOS. (Since inception). Mr. Zagoreos is a Managing Director of the Investment Manager and has been with the Investment Manager since 1977.

                                                  PAGE 39 THE LAZARD FUNDS, INC.

DETERMINATION OF NET ASSET VALUE



Net asset value per share of each Class for each Portfolio is determined by the Fund's custodian, State Street Bank and Trust Company (the "Custodian"), on each day the New York Stock Exchange is open for trading. The net asset value per share of each Class of each Portfolio is computed by dividing the value of the total assets of the Portfolio represented by such Class, less all liabilities, by the total number of Portfolio shares of such Class outstanding.


The value of securities, other than options listed on national securities exchanges and debt securities maturing in 60 days or less, is determined as of the close of regular trading on the New York Stock Exchange. Options on stocks and stock indices traded on national securities exchanges are valued as of the close of options trading on such exchanges (which is currently 4:10 p.m. New York time). Debt securities maturing in 60 days or less are valued at amortized cost, except where to do so would not reflect accurately their fair value, in which case such securities would be valued at their fair value as determined under the supervision of the Board of Directors. Each security for which the primary market is on a national securities exchange is valued at the last sale price on the principal exchange on which it is traded, or, if no sales are reported on such exchange on that day, at the closing bid price.


Any security held by any Portfolio for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System, is valued at the last sale price as quoted by such system or, in the absence of any sale on the valuation date, at the closing bid price. Any other unlisted security for which current over-the-counter market quotations or bids are readily available is valued at its last quoted bid price or, if available, the mean of two such prices.

All other securities and other assets for which current market quotations are not readily available are valued at fair value as determined in good faith by the Fund's Board of Directors and in accordance with procedures adopted by the Board of Directors. The portfolio securities of any of the Portfolios may also be valued on the basis of prices provided by a pricing service when such prices are believed by the Investment Manager to reflect the fair market value of such securities.

The Small Cap Portfolio, International Small Cap Portfolio and Bantam Value Portfolio invest primarily in equity securities of companies with relatively small market capitalizations. Because of the difference between the bid and asked prices of over-the-counter securities, there may be an immediate reduction in the net asset value of the shares of the Small Cap Portfolio, International Small Cap Portfolio or Bantam Value Portfolio after such Portfolio has completed a purchase of securities that will be valued by the relevant Portfolio at their bid price, since those securities usually will have been purchased at or near the asked price.

PURCHASE OF SHARES




The minimum initial investment is $10,000 for Retail Shares of each Portfolio, unless you are a client of a securities dealer or other institution which has made an aggregate minimum initial purchase for its clients of at least $10,000, and $50,000 for Institutional Shares of each Portfolio. Investments in Institutional Shares made by directors, members and employees of Lazard Freres and affiliated companies and their relatives or by the trustees of benefit plans covering those individuals are subject to a $5,000 minimum initial investment requirement for each Portfolio. All minimums may, however, be waived in the sole discretion of the Fund.The minimum subsequent investment for all investors is $1,000 for Retail Shares and $5,000 for Institutional Shares. The minimum investment requirements may be waived or lowered for investments effected through banks and other institutions that have entered into special arrangements with the Fund or the Distributor and for investments effected on a group basis by certain other entities and their employees, such as pursuant to a payroll deduction plan. Fund shares are sold without a sales charge. Securities dealers and other institutions effecting transactions in Fund shares for the accounts of their clients may charge their clients direct fees in connection with such transactions.



Shares of any Portfolio may be purchased in exchange for securities which are permissible investments of that Portfolio, subject to the Investment Manager's determination that the securities are acceptable. Securities accepted in exchange will be valued at the mean between their bid and asked quotations. In addition, securities accepted in exchange are required to be liquid securities that are not restricted as to transfer and have a value that is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the American Stock Exchange, the New York Stock Exchange, NASDAQ, a recognized non-U.S. exchange or non NASDAQ listing with at least two market makers. The Fund and Lazard Freres reserve the right to reject any purchase order. All funds will be invested in full and fractional shares.


PURCHASES THROUGH THE TRANSFER AGENT

Orders for shares of all of the Portfolios will become effective at the net asset value per share next determined after receipt by the Transfer Agent or other agent of a check drawn on any member of the Federal Reserve System or after receipt by the Custodian or other agent of a bank wire or Federal Reserve Wire. Checks must be payable in United States dollars and will be accepted subject to collection at full face value. See "Determination of Net Asset Value." The Transfer Agent and the Distributor may, in certain cases, agree to next day settlement for certain purchases through the Transfer Agent.

By investing in a Portfolio, a shareholder appoints the Transfer Agent, as agent, to establish an open account to which all shares purchased will be credited, together with any dividends and capital gain distributions that are paid in additional shares. See "Dividends and Distributions." Although most shareholders elect not to receive stock certificates, certificates for full shares can be obtained on specific written request to the Transfer Agent. No certificates are issued for fractional shares. IT IS MORE COMPLICATED TO REDEEM SHARES HELD IN CERTIFICATE FORM.


INITIAL PURCHASE BY WIRE




1. Telephone toll free from any continental state: (800) 986-3455. Give the Portfolio(s) and Class of shares to be invested in, name(s) in which shares are to be registered, address, social security or tax identification number (where applicable), dividend payment election, amount to be wired, name of the wiring bank and name and telephone number of the person to be contacted in connection with the order. An account number will be assigned.



2. Instruct the wiring bank to transmit the specified amount in federal funds ($50,000 or more), giving the wiring bank the account name(s) and assigned account number, to the Custodian:


     ABA #: 011000028 State Street Bank and Trust Company
     Boston, Massachusetts
     Custody and Shareholder Services Division
     DDA 9902-8102
     Attention: (Name of Portfolio and Class of Shares)
                The Lazard Funds, Inc.
     Shareholder's Name and Account Number


3. Complete a Purchase Application. Indicate the services to be used. Mail the Purchase Application to the Transfer Agent:



     Boston Financial Data Services Inc.
     P.O. Box 9363
     Boston, Massachusetts 02205-9363
     Attention: (Name of Portfolio and Class of Shares)
                The Lazard Funds, Inc.

ADDITIONAL PURCHASES BY WIRE

Instruct the wiring bank to transmit the specified amount ($5,000 or more) in federal funds to State Street Bank and Trust Company as instructed in Item 2 above.



INITIAL PURCHASE BY MAIL

1. Complete a Purchase Application. Indicate the services to be used.




2. Mail the Purchase Application and a check for $10,000 or more for Retail Shares, or $50,000 or more for Institutional Shares, payable to the Portfolio whose shares are to be purchased, to Boston Financial Data Services Inc. at the address set forth in Item 3 above.




ADDITIONAL PURCHASES BY MAIL



1. Make a check ($1,000 or more for Retail Shares, or $5,000 or more for Institutional Shares) payable to the Portfolio whose shares are to be purchased. Write the shareholder's account number on the check.




2. Mail the check and the detachable stub from the Statement of Account (or a letter providing the account number) to Boston Financial Data Services Inc. at the address set forth in Item 3 above.




PURCHASES THROUGH A LAZARD FRERES BROKERAGE ACCOUNT

Shares of all of the Portfolios are sold by Lazard Freres only to customers of Lazard Freres, without a sales charge, on a continuing basis at the net asset value of the Portfolio next determined after receipt of a purchase order by Lazard Freres. Payments must be made to Lazard Freres within three business days of the order. Because Lazard Freres does not forward investors' funds until the business day on which the order is settled, it may benefit from temporary use of these funds. See "Management" in the Statement of Additional Information.



REDEMPTION OF SHARES

Upon receipt by the Transfer Agent, Lazard Freres or other agent of a redemption request in proper form, shares of any Portfolio will be redeemed at their next determined net asset value. See "Determination of Net Asset Value." For the shareholder's convenience, the Fund has established several different redemption procedures.



REDEMPTIONS THROUGH THE TRANSFER AGENT

SHAREHOLDERS OF A PORTFOLIO WHO DO NOT HAVE A BROKERAGE ACCOUNT WITH LAZARD FRERES SHOULD SUBMIT THEIR REDEMPTION REQUESTS TO THE TRANSFER AGENT BY MAIL (SEE ITEMS 1-4 BELOW). Redemption requests should be mailed to the Transfer Agent at the address set forth in Item 5 below. Upon receipt by the Transfer Agent of a redemption request in proper form, shares of a Portfolio will be redeemed at their next determined net asset value. See "Determination of Net Asset Value." Shares held in securities accounts at Lazard Freres may be redeemed through Lazard Freres. See "Redemptions through a Lazard Freres Brokerage Account."



1. Write a letter of instruction to the Fund. Indicate the dollar amount or number and Class of shares to be redeemed. Refer to the shareholder's Portfolio account number and set forth social security or taxpayer identification number (where applicable).



2. Sign the letter in exactly the same way the account is registered. If there is more than one owner of the shares, all must sign.

3. If shares to be redeemed have a value of $50,000 or more, the signature(s) must be guaranteed by a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System, broker-dealer, registered securities association or clearing agency, or other participant in a signature guarantee program. Signature guarantees by notaries public are not acceptable. Further documentation, such as copies of corporate resolutions and instruments of authority, may be requested from corporations, administrators, executors, personal representatives, trustees or custodians to evidence the authority of the person or entity making the redemption request.

4. If shares to be redeemed are held in certificate form, enclose the certificates with the letter. Do not sign the certificates and for protection use registered mail.

                                                  PAGE 42 THE LAZARD FUNDS, INC.


5.  Mail the letter to the Transfer Agent at the following address:




     Boston Financial Data Services Inc.
     P.O. Box 9363
     Boston, Massachusetts 02205-9363
     Attention: (Name of Portfolio and Class of Shares)
                The Lazard Funds, Inc.



Checks for redemption proceeds normally will be mailed within seven days, but will not be mailed until all checks in payment for the purchase of the shares to be redeemed have been collected, which may take up to 7 business days. Unless other instructions are given in proper form, a check for the proceeds of a redemption will be sent to the shareholder's address of record. The Custodian may benefit from the use of redemption proceeds until the check issued to a redeeming shareholder for such proceeds has cleared.

When proceeds of a redemption are to be paid to someone other than the shareholder, either by wire or check, the signature(s) on the letter of instruction must be guaranteed regardless of the amount of the redemption.




REDEMPTIONS THROUGH A LAZARD FRERES BROKERAGE ACCOUNT


Redemption requests for shares of a Portfolio submitted to and received by Lazard Freres are effected at the net asset value of the Portfolio next determined after redemption instructions are received from a customer by Lazard Freres. The Fund imposes no charges when shares are redeemed. Securities dealers and other institutions may charge their clients a nominal fee for effecting redemptions of Fund shares.


Lazard Freres may benefit from the use of the redemption proceeds prior to the clearance of a check issued to a redeeming shareholder for such proceeds or prior to disbursement or reinvestment of such proceeds on behalf of the shareholder.

--------------------------------------------------------------------------------

Payment of redemption proceeds may be made in securities, subject to regulation by some state securities commissions. The Fund may suspend the right of redemption during any period when (i) trading on the New York Stock Exchange is restricted or that Exchange is closed, other than customary weekend and holiday closings, (ii) the Commission has by order permitted such suspension or (iii) an emergency, as defined by rules of the Commission, exists making disposal of portfolio securities or determination of the value of the net assets of the Portfolios not reasonably practicable.

The proceeds of redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for federal income tax purposes.

The Fund reserves the right to redeem upon not less than 30 days' written notice the shares in an account that through redemption has a value of $5,000 or less. However, any shareholder affected by the exercise of this right will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.

The Fund has secured a $50 million committed line of credit from State Street to assist in meeting redemption requests when deemed necessary.

DISTRIBUTION AND SERVICING PLAN (RETAIL SHARES ONLY)



Retail Shares are subject to a Distribution and Servicing Plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under the Distribution and Servicing Plan, the Fund pays Lazard Freres for advertising, marketing and distributing each Portfolio's Retail Shares and for the provision of certain services to the holders of Retail Shares a fee at an annual rate of .25 of 1% of the value of the average daily net assets of the Portfolio's Retail Class. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The fee payable for such services is intended to be a "service fee" as defined in Article III, Section 26 of the NASD Rule of Fair Practice. Under the Distribution and Servicing Plan, Lazard Freres may make payments to third parties in respect of these services. From time to time, Lazard Freres may defer or waive receipt of fees under the Distribution and Servicing Plan while retaining the ability to be paid by the Fund under the Distribution and Servicing Plan thereafter. The fees payable to Lazard Freres under the Distribution and Servicing Plan for advertising, marketing and distributing Retail Shares and for payments to third parties are payable without regard to actual expenses incurred.





EXCHANGE PRIVILEGE




Shares of any of the Portfolios that have been held for seven days or more may be exchanged for shares of the same Class of one of the other Portfolios in an identically registered account. All exchanges are subject to the minimum initial and minimum subsequent investment requirements.




A shareholder may exchange shares by writing or, if the shareholder has so elected, by calling the Transfer Agent. To elect to initiate exchanges by telephone the shareholder must have properly completed either a Purchase Application authorizing such exchanges or a Telephone Exchange Authorization Form and submitted either to the Transfer Agent in advance of the first such exchange. The Transfer Agent's toll-free number for exchanges is (800) 986-3455. In order to confirm that telephone instructions for exchanges are genuine, the Fund has established reasonable procedures to be employed by the Fund and the Transfer Agent, including the requirement that a form of personal identification be provided. If either the Fund or the Transfer Agent fails to follow these procedures, the Fund may be liable for any losses due to unauthorized or fraudulent instructions. None of the Portfolios, Lazard Freres nor the Transfer Agent will be liable, however, for any loss, liability, cost or expense for acting upon telephone instructions for exchanges reasonably believed to be genuine, and the investor accordingly bears the risk of unauthorized telephone requests for exchanges in these circumstances.


Procedures applicable to redemption of a Portfolio's shares are also applicable to exchanging shares. The exchange privilege with respect to the shares of any of the Portfolios is available only in states in which shares of that Portfolio may be legally sold. The Fund reserves the right to limit the number of times shares may be exchanged between Portfolios, to reject any telephone exchange order or otherwise to modify or discontinue exchange privileges at any time. A capital gain or loss for tax purposes will be realized upon an exchange, depending upon the cost or other basis of shares redeemed.

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income on shares of the International Fixed-Income Portfolio, Bond Portfolio and Strategic Yield Portfolio will be declared daily and paid monthly. Dividends from net investment income on shares of the Equity Portfolio will be declared and paid quarterly. Dividends from net investment income on shares of the International Equity Portfolio, Small Cap Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio will be generally declared and paid annually but may be declared and paid twice annually. Investment income for a Portfolio includes, among other things, interest income, accretion of market and original issue discount and amortization of premium and, in the case of the Equity Portfolio, International Equity Portfolio, Small Cap Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio would also include dividends. Net realized capital gains from each of the Portfolios, if any, generally will be distributed annually but may be distributed twice annually.




Dividends paid by each Class will be calculated at the same time and in the same manner and will be of the same amount, except that certain expenses will be borne exclusively by one Class and not by the other, such as fees payable under the Distribution and Servicing Plan. Retail Shares will receive lower per share dividends than Institutional Shares because of the higher expenses borne by Retail Shares. See "Fee Table."




Dividends and distributions will be invested in additional shares of the same Portfolio at net asset value and credited to the shareholder's account on the payment date or, at the shareholder's election, paid in cash. Dividend checks and Statements of Account will be mailed approximately two business days after the payment date. Each Portfolio forwards to the Custodian the monies for dividends to be paid in cash on the payment date.

TAXATION


U.S. FEDERAL INCOME TAXES

It is intended that each Portfolio will qualify as a regulated investment company under Subchapter M of the Code. Each Portfolio will be treated as a separate entity for tax purposes and thus the provisions of the Code applicable to regulated investment companies generally will be applied to each Portfolio separately, rather than to the Fund as a whole. In addition, net capital gains, net investment income, and operating expenses will be determined separately for each Portfolio. By qualifying as a regulated investment company under the Code, a Portfolio will not be subject to federal income taxes with respect to net investment income and net capital gains distributed to its shareholders. In order to qualify as a regulated investment company for any taxable year, each Portfolio must, among other things, (i) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and (ii) derive less than 30% of its gross income from the sale or other disposition of stock or securities held for less than three months.

Dividends from net investment income (including net short-term capital gains) will be taxable to the shareholders as ordinary income, whether received in cash or reinvested in additional shares. Distributions of net long-term capital gains, if any, will be taxable to the shareholders as long-term capital gains, whether received in cash or reinvested in additional shares, regardless of how long the shareholder has held the shares.

Any dividend or distribution received by a shareholder on shares of a Portfolio shortly after the purchase of such shares by him will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution. Such dividend or distribution, although in effect a return of capital, is subject to applicable taxes to the extent that the investor is subject to such taxes. If a shareholder holds shares less than six months and during that period receives a distribution taxable to such shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term loss to the extent of such gain.

Corporate shareholders of the Equity Portfolio, Small Cap Portfolio, Global Equity Portfolio and Bantam Value Portfolio will be eligible for the dividends-received deduction on the dividends (excluding the net capital gain

                                                  PAGE 45 THE LAZARD FUNDS, INC.

dividends) paid by the Portfolio, to the extent that the Portfolio's income is derived from certain dividends received from domestic corporations. A corporation's dividends-received deduction will be disallowed unless the corporation holds shares in the Portfolio at least 46 days. Furthermore, a corporation's dividends-received deduction will be disallowed to the extent a corporation's investment in shares of the Portfolio is financed with indebtedness. It is anticipated that distributions from Portfolios other than the Equity Portfolio, Small Cap Portfolio, Global Equity Portfolio and Bantam Value Portfolio will not qualify for the dividends-received deduction. Each year the Fund will notify shareholders of the federal income tax status of distributions.

The International Fixed-Income Portfolio and the Bond Portfolio may invest in REMICs. Interests in REMICs are classified as either "regular" interests or "residual" interests. Under the Code, special rules apply with respect to the treatment of a portion of the Portfolio's income from REMIC residual interests. (Such portion is referred to herein as "Excess Inclusion Income.") Excess Inclusion Income generally cannot be offset by net operating losses and, in addition, constitutes unrelated business taxable income to entities which are subject to the unrelated business income tax. The Code provides that a portion of Excess Inclusion Income attributable to REMIC residual interests held by regulated investment companies such as the Portfolios shall, pursuant to regulations, be allocated to the shareholders of such regulated investment company in proportion to the dividends received by such shareholders. Accordingly, shareholders of the International Fixed-Income Portfolio and the Bond Portfolio generally will not be able to use net operating losses to offset such Excess Inclusion Income. In addition, if a shareholder of one of the Portfolios is an entity subject to the unrelated business income tax (including a qualified pension plan, an IRA, a 401(k) plan, a Keogh plan, or another tax-exempt entity) and is allocated any amount of Excess Inclusion Income, such a shareholder may be required to file a return and pay a tax on such Excess Inclusion Income even though a shareholder might not have been required to pay such tax or file such return absent the receipt of such Excess Inclusion Income. It is anticipated that only a small portion, if any, of the assets of the International Fixed-Income Portfolio and the Bond Portfolio will be invested in REMIC residual interests. Accordingly, the amount of Excess Inclusion Income, if any, received by the Portfolios and allocated to their shareholders should be quite small. Shareholders that are subject to the unrelated business income tax should consult their own tax advisor regarding the treatment of their income derived from the Portfolios.

Except as discussed above with respect to Excess Inclusion Income, a dividend or capital gains distribution with respect to shares held by a tax-deferred or qualified plan, such as an IRA, 403(b)(7) retirement plan or corporate pension or profit sharing plan, will not be taxable to the plan. Distributions from such plans will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the qualified plan.

Dividends and distributions paid by a Portfolio may be subject to state and local taxes. Prior to investing in shares of a Portfolio a prospective shareholder should consult his tax adviser concerning the federal, state and local tax consequences of such an investment.

The foregoing discussion relates only to U.S. federal income tax law as it affects shareholders who are U.S. citizens or residents or U.S. corporations or trusts. The effects of federal income tax law on shareholders who are non-resident aliens or foreign corporations or trusts may be substantially different. Foreign investors should consult their counsel for further information as to the U.S. tax consequences of receipt of income from a Portfolio.

FOREIGN INCOME TAXES

Investment income received by a Portfolio from sources within foreign countries may be subject to foreign income taxes withheld at the source. It is anticipated that the International Equity Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio and Emerging World Funds Portfolio will be operated so as to meet the requirements of the Code to "pass through" to such Portfolio's shareholders credits for foreign income taxes paid, but there can be no assurance that it will qualify. It is possible that the credit for foreign taxes will pass through to shareholders of the International Fixed-Income Portfolio and the Strategic Yield Portfolio.

ACCOUNT SERVICES

Shareholders will be sent a Statement of Account from the Distributor, as agent of the Fund, whenever a share transaction is effected in the accounts. Shareholders can write or call the Fund at the address and telephone number on the cover of this Prospectus with any questions relating to their investment shares of any of the Portfolios.


SHAREHOLDERS SERVICES

A special service is available to banks, brokers, investment advisers, trust companies and others who have a number of accounts in one or more of the Portfolios. A monthly summary of accounts can be provided, showing for each account the account number, the month-end share balance and the dividends and distributions paid during the month.


ORGANIZATION AND DESCRIPTION OF CAPITAL STOCK




The authorized capital stock of the Fund consists of 1,550,000,000 shares of common stock, $.001 par value. The Fund's Board of Directors has authorized the following eleven portfolios: Equity Portfolio, International Equity Portfolio, International Fixed-Income Portfolio, Bond Portfolio, Strategic Yield Portfolio, Small Cap Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio. Shares of each Portfolio are classified into two classes of shares--Retail Shares and Institutional Shares. The Fund's Board of Directors may, in the future, designate and authorize the additional portfolios or issuance of other classes of capital stock. All shares of the Fund have equal voting rights and will be voted in the aggregate, and not by class, except where voting by class is required by law or where the matter involved affects only one class. A more complete statement of the voting rights of shareholders is contained in the Statement of Additional Information. All shares of the Fund, will be validly issued, fully paid and non-assessable. As of October 1, 1996, the Investment Manager had the power to vote a sufficient number of the outstanding shares of the Fund so that the Investment Manager would be deemed to be a controlling person of the Fund.




On January 1, 1992, the Fund on behalf of the Equity Portfolio acquired the assets and liabilities of Lazard Equity Fund, formerly a portfolio of Scudder Fund, Inc. ("Scudder Fund") an open-end, diversified management investment company.

PAGE 46  THE LAZARD FUNDS, INC.




Lazard Freres has agreed to indemnify Scudder Fund and its directors from any and all claims arising out of the transfer of assets to the maximum extent that Scudder Fund would be so permitted by the Maryland General Corporation Law, subject to the limitations of the Investment Company Act. In addition, the Fund has agreed to indemnify, with respect to the Equity Portfolio, the Scudder Fund and its directors and officers from claims arising out of acts or omissions occurring prior to the transfer to the same extent that such individuals could have been indemnified by Scudder Fund. If, however, the Fund (or the Equity Portfolio) ceases to exist, Lazard Freres has agreed, in lieu of the Fund, to indemnify the directors and officers of Scudder Fund as set forth in the next preceding sentence.

Maryland law does not require annual meetings of shareholders except under certain specified circumstances and it is anticipated that shareholder meetings will be held only when required by federal or Maryland law. A meeting of shareholders will be called, however, for the purpose of voting upon the question of removal of a director of the Fund, upon the written request of holders of not less than 10% of all votes entitled to be cast at the meeting. The Fund will assist shareholders in communications concerning the removal of any director of the Fund.

                                                  THE LAZARD FUNDS, INC. PAGE 47

CUSTODIAN; TRANSFER
AND DIVIDEND DISBURSING AGENT


State Street has been retained to act as Custodian of the Portfolios' investments. Boston Financial Data Services Inc. serves as the Fund's Transfer and Dividend Disbursing Agent. Neither the Custodian nor the Transfer Agent has any part in deciding any of the Portfolio's investment policies or which securities are to be purchased or sold for any Portfolios. Subject to the supervision of the Fund's Board of Directors, the Custodian may enter into subcustodial arrangements on behalf of any of the Portfolios for the holding of foreign securities.



REPORTS TO SHAREHOLDERS

The fiscal year of the Fund ends on December 31 of each year. The Fund sends to the shareholders of each Portfolio, at least semi-annually, reports showing the investments in each of the Portfolios and other information (including unaudited financial statements) pertaining to each Portfolio. An annual report, containing financial statements audited by the Fund's independent accountants, is sent to shareholders each year.


PERFORMANCE INFORMATION



From time to time the Portfolios may advertise their "average annual total return" and their "actual total return." THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. These total returns show what the investment results of each Class of the Portfolio would have been over a specified period of time (such as one, five, or ten years, or the period of time since commencement of operations, if shorter) assuming that all distributions and dividends by the Portfolio were reinvested on their reinvestment dates during the period less all recurring fees. Both types of total return are computed in the same manner, except that the "average annual total return" requires the additional step of determining the annual rate of return required for the initial investment to equal the "actual total return" at the end of the relevant period.




In addition, from time to time, the Fund may advertise "yield" and "actual distribution rate" quotations for one or more Portfolios. A Portfolio's "yield" for any 30-day period is computed by dividing the net investment income per share earned during such period by the maximum public offering price per share on the last day of the period, and then annualizing such 30-day yield in accordance with a formula prescribed by the Commission which provides for compounding on a semi-annual basis. A Portfolio's "actual distribution rate" is computed in the same manner as yield except that actual income dividends declared per share during the period in question is substituted for net investment income per share.


Performance of each Class will be calculated separately and will take into account any applicable distribution and service fees. As a result, at any given time, the performance of Retail Shares should be expected to be lower than that of Institutional Shares. See "Distribution and Servicing Plan."

APPENDIX
BOND AND COMMERCIAL PAPER RATINGS



S&P BOND RATINGS

A S&P's corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA has a very strong capacity to pay interest and to repay principal and differs from the highest rated issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt of a higher rated category. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and to repay principal for debt in this category than for higher rated categories.

Debt rated BB, B, CCC or CC is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. The rating C is reserved for income bonds on which no interest is being paid. Debt rated D is in default and payments of interest and/or repayment of principal is in arrears.

The ratings from AA to B may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S BOND RATINGS

Excerpts from Moody's description of its corporate bond ratings are as follows:
Aaa--judged to be the best quality, carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess many favorable investment attributes and are to be considered as higher medium grade obligations; Baa--considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured and have speculative characteristics as well; Ba, B, Caa, Ca, C--protection of interest and principal payments is questionable; Ba indicates some speculative elements while Ca represents a high degree of speculation and C represents the lowest rated class of bonds; Caa, Ca and C bonds may be in default. Moody's applies the numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks at the lower end of its generic rating category.

S&P'S COMMERCIAL PAPER RATINGS

A is the highest commercial paper rating category utilized by S&P, which uses the numbers 1+, l, 2 and 3 to denote relative strength within its A classification. Commercial paper issues rated A by S&P have the following characteristics: liquidity ratios are better than industry average, long-term debt rating is A or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow are in an upward trend. Typically, the issuer is a strong company in a well-established industry and has superior management. Issues rated B are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities. The rating C is assigned to short-term debt obligations with a doubtful capacity for repayment. An issue rated D is either in default or is expected to be in default upon maturity.

MOODY'S COMMERCIAL PAPER RATINGS

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity normally will be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                                                  THE LAZARD FUNDS, INC. PAGE 49

Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

The rating category Not Prime encompasses all other rated commercial paper issuers.

THE LAZARD FUNDS, INC.
30 Rockefeller Plaza
New York, New York 10020
Telephones: (212) 632-6400 (New York State);
(800) 228-0203 (other continental states)


INVESTMENT MANAGER
Lazard Freres Asset Management
30 Rockefeller Plaza
New York, New York 10020
Telephone: (212) 632-6400


DISTRIBUTOR
Lazard Freres & Co. LLC
30 Rockefeller Plaza
New York, New York 10020


CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110



TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
Boston Financial Data Services Inc.
P.O. Box 9363
Boston, Massachusetts 02205-9363



INDEPENDENT PUBLIC ACCOUNTANTS
ABA Seymour Schneidman Financial Services
  Group, a division of Anchin, Block & Anchin LLP
1375 Broadway
New York, New York 10018



LEGAL COUNSEL
Stroock & Stroock & Lavan
Seven Hanover Square
New York, New York 10004


NO SALES OR REDEMPTION CHARGES

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, AND INFORMATION OR REPRESENTATIONS NOT CONTAINED HEREIN MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF ANY SECURITY OTHER THAN THE REGISTERED SECURITIES TO WHICH IT RELATES OR AN OFFER TO ANY PERSON IN ANY JURISDICTION WHERE SUCH OFFER WOULD BE UNLAWFUL.

                             THE LAZARD FUNDS, INC.
                              30 Rockefeller Plaza
                            New York, New York 10020
                         (212) 632-6400 (New York State)
                    (800) 228-0203 (other continental states)



                       STATEMENT OF ADDITIONAL INFORMATION




     The Lazard Funds, Inc. (the "Fund") is a no-load, open-end management investment company that currently offers two classes of shares in the following investment portfolios (collectively, the "Portfolios"): Lazard Equity Portfolio (the "Equity Portfolio"); Lazard International Equity Portfolio (the "International Equity Portfolio"); Lazard International Fixed-Income Portfolio (the "International Fixed-Income Portfolio"); Lazard Bond Portfolio (the "Bond Portfolio"); Lazard Strategic Yield Portfolio (the "Strategic Yield Portfolio"); Lazard Small Cap Portfolio (the "Small Cap Portfolio"); Lazard International Small Cap Portfolio (the "International Small Cap Portfolio"); Lazard Emerging Markets Portfolio (the "Emerging Markets Portfolio"); Lazard Global Equity Portfolio (the "Global Equity Portfolio"); Lazard Bantam Value Portfolio (the "Bantam Value Portfolio"); and Lazard Emerging World Funds Portfolio (the "Emerging World Funds Portfolio"). Lazard Freres Asset Management, a division of Lazard Freres & Co. LLC ("Lazard Freres"), serves as the investment manager ("Investment Manager") to each of the Portfolios.

     The Fund currently offers Institutional Shares and Retail Shares of each Portfolio. Institutional Shares and Retail Shares are identical, except as to minimum investment requirements and the services offered to and expenses borne by each class of shares.


This Statement of Additional Information is not a prospectus and is authorized for distribution only when preceded or accompanied by the Fund's Prospectus dated November 1, 1996. This Statement of Additional Information contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus, additional copies of which may be obtained without charge by writing or calling the Fund at the address and telephone number given above.


                                                                November 1, 1996

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS                            PAGE
--------------------------------------------------------------------------------
Additional Permitted Investment Activities and Risk Factors....................3
Investment Restrictions.......................................................15
Management....................................................................18
Determination of Net Asset Value..............................................23
Portfolio Transactions........................................................24
Redemption of Shares..........................................................26
Distribution and Servicing Plan...............................................26
Dividends and Distributions...................................................26
Taxation......................................................................27
Shareholder Services..........................................................29
Organization and Description of Capital Stock.................................29
Other.........................................................................31
Custodian.....................................................................31
Counsel and Independent Accountants...........................................31
Yield and Total Return Quotations.............................................32



Appendices

Financial Statements

           ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND RISK FACTORS

     The following supplements, and should be read in conjunction with, the information regarding the investment objectives and policies of each Portfolio set forth in the Prospectus. Except as noted below, the investment policies described below are not designated "fundamental policies" within the meaning of the Investment Company Act of 1940, as amended (the "Investment Company Act"), and may be changed by the Board of Directors of the Fund without the approval of the shareholders of the affected Portfolio or Portfolios; however, shareholders will be notified prior to a material change in such policies.

U.S. GOVERNMENT SECURITIES

     Each Portfolio may invest in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities ("U.S. Government Securities"). For a description of obligations issued or guaranteed by U.S. Government agencies or instrumentalities, see Appendix A hereto.

CERTIFICATES OF DEPOSIT AND BANKERS' ACCEPTANCES

     Each Portfolio may invest in certificates of deposit and bankers' acceptances which are considered to be short-term money market instruments. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity.

COMMERCIAL PAPER

     Each Portfolio may purchase commercial paper. Commercial paper consists of short-term unsecured promissory notes issued by corporations in order to finance their current operations. For a description of commercial paper ratings, see the Appendix to the Prospectus.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

     Each Portfolio may purchase securities offered on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment by the Portfolio and settlement, no payment is made for the securities purchased by the purchaser and, thus, no interest accrues to the purchaser from the transaction.

     The use of when-issued transactions and forward commitments enables a Portfolio to hedge against anticipated changes in interest rates and prices. For instance, in anticipation of rising interest rates and falling market prices, the Portfolio might sell securities in its portfolio on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising market prices, the Portfolio might sell a security it owns and purchase the same or a similar security on a when-issued basis, thereby obtaining the benefit of currently higher cash yields. In either instance, if the Investment Manager's expectation were to prove incorrect, the Portfolio could in some cases be obliged to purchase or sell securities at prices inferior to current market prices.

     When-issued securities and forward commitments may be sold prior to the settlement date, but these Portfolios enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. To facilitate such transactions, the Fund's custodian will maintain, in a separate account, cash, U.S. Government or other appropriate high-grade debt obligations held by the Portfolio having value equal to, or greater than, any commitments to purchase securities on a when-issued or forward commitment basis and, with respect to forward commitments to sell portfolio securities of the Portfolio, the portfolio securities themselves.

     If a Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive against a forward commitment, it can incur a gain or loss. At the time the Portfolio makes the commitment to purchase or sell a security on a when-issued or forward commitment basis, it records the transaction and reflects the value of the security purchased or, if a sale, the proceeds to be received, in determining its net asset value.

     Each Portfolio may purchase securities on a "when, as and if issued" basis under which the issuance of the security depends upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. The commitment for the purchase of any such security will not be recognized in a Portfolio until the Investment Manager determines that issuance of the security is probable. At such time, the Portfolio will record the transaction and, in determining its net asset value, will reflect the value of the security daily. At such time, the Portfolio will also establish a segregated account with the Fund's custodian bank in which it will maintain cash or cash equivalents or other high-grade debt portfolio securities equal in value to recognized commitments for such securities. The value of the Portfolio's commitments to purchase the securities of any one issuer, together with the value of all securities of such issuer owned by the Portfolio, may not exceed 5% of the value of the Portfolio's total assets at the time the initial commitment to purchase such securities is made. Subject to the foregoing restrictions, these Portfolios may purchase securities on such basis without limit. An increase in the percentage of the Portfolio's assets committed to the purchase of securities on a "when, as and if issued" basis may increase the volatility of its net asset value. The Investment Manager and the Directors of the Fund do not believe that the net asset value of any Portfolio will be adversely affected by its purchase of securities on such basis.

ILLIQUID SECURITIES




     No Portfolio will invest in illiquid securities if immediately after such investment more than 10% of the value of the Portfolio's net assets would be invested in such securities. The Equity Portfolio may invest up to 5% of the value of its assets, taken at cost, in securities which must be registered under the Securities Act of 1933 before they may be offered or sold to the public. For this purpose, illiquid securities include, among others, securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation.



     Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), and securities which are otherwise not readily marketable. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and may be purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.



         In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

         The Securities and Exchange Commission (the "Commission") has adopted Rule 144A which allows a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act of resales of certain securities to qualified institutional buyers.

         The Investment Manager will monitor the liquidity of restricted securities in the Portfolios under the supervision of the Board of Directors.

BORROWING FOR INVESTMENT



         Each of the Equity Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio may from time to time increase its ownership of securities above the amounts otherwise possible by borrowing from banks on an unsecured basis and investing the borrowed funds, although none of the Portfolios has any present intention to do so. Any such borrowing will be made only from banks, and will only be made to the extent that the value of the Portfolio's assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings including the proposed borrowing and any emergency borrowings as described under "Additional Permitted Investment Activities -- Temporary Bank Borrowing" in the Prospectus. If the value of the Portfolio's assets computed as provided above should fail to meet the 300% asset coverage described above, the Portfolio, within three days, is required to reduce its bank debt to the extent necessary to meet such asset coverage and may have to sell a portion of its investments at a time when independent investment judgment would not dictate such action.

     Interest on money borrowed by any of the Equity Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio is an expense of that Portfolio which it would not otherwise incur so that the Portfolio may have little or no net investment income during periods when its borrowings are substantial.



     Borrowing for investment purposes increases both investment opportunity and investment risk. Since substantially all of each Portfolio's assets fluctuate in value, whereas the obligation resulting from the borrowing is a fixed one, the net asset value per share of the Portfolio will tend to increase more when the portfolio assets increase in value, and decrease more when the portfolio assets decrease in value than would otherwise be the case. This is the speculative factor known as leverage. Such borrowings will be used only for the purchase of securities.



INVESTMENT IN WARRANTS

     The Equity Portfolio, Strategic Yield Portfolio, Small Cap Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio may invest in warrants. None of these Portfolios may invest more than 5% of its total assets at the time of purchase in warrants (other than those that have been acquired in units or attached to other securities). In addition, not more than 2% of the assets of any of these Portfolios may, at the time of purchase, be invested in warrants that are not listed on an exchange. Warrants represent rights to purchase equity securities at a specific price valid for a specific period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. The Equity Portfolio may only purchase warrants on securities in which it may invest directly.

INVESTMENT IN OPTIONS



     The Equity Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio may purchase for hedging purposes put and call options and write "covered" put and call options on stocks and bonds in which it may invest directly and that are traded on registered domestic securities exchanges and/or recognized international stock exchanges, in the case of the International Small Cap Portfolio, the Emerging Markets Portfolio, Global Equity Portfolio, and Emerging World Funds Portfolio. The Strategic Yield Portfolio may invest up to 5% of its total assets in the purchase of the time value of call and put options on the types of securities in which the Portfolio may invest. The time value of an option is the option premium less the intrinsic value of the option at the time of purchase. The Strategic Yield Portfolio may also write covered call and put options contracts to the extent that the time value of the call or put options does not exceed 10% of the value of the covered assets. The writer of a call option, who receives a premium, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put option, who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.


     The Equity Portfolio, Strategic Yield Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio may write put and call options only if they are covered, and such options must remain covered so long as the Portfolio is obligated as a writer. A call option is "covered" if the Portfolio owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Fund's custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Portfolio holds on a share-for-share basis a call on the same security as the call written where the exercise price of the call held is equal to or less that the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash, Treasury bills or other high grade short-term obligations in a segregated account with the Fund's custodian. A put option is "covered" if the Portfolio maintains cash, Treasury bills or other high grade short-term obligations with a value equal to the exercise price in a segregated account with the Fund's custodian, or else owns on a share-for-share basis a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise of the put written.


     The principal reason for writing call options is to attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying securities alone. In return for the premium, the Portfolio would give up the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security decline. Upon exercise of a call option when the market value of the security exceeds the exercise price, the Portfolio would incur a loss equal to the difference between the exercise price and the market value, less the premium received for writing the option.

     The principal reason for purchasing put options is to protect the value of a security owned against an anticipated decline in market value. Exercise of a put option will generally be profitable only if the market price of the underlying security declines sufficiently below the exercise price to offset the premium paid and the transaction costs. If the market price of the underlying security increases, the Portfolio's profit upon the sale of the security will be reduced by the premium paid for the put option less any amount for which the put is sold.

     Writing of options involves the risk that there will be no market in which to effect a closing transaction. An exchange-traded option may be closed out only on an exchange that provides a secondary market for an option of the same series. Over-the-counter options are not generally terminable at the option of the writer and may be closed out only by negotiation with the holder. There is currently no secondary market for over-the-counter options. There is also no assurance that a liquid secondary market on an exchange will exist.

INVESTMENT IN OPTIONS ON STOCK INDICES

     The Equity Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio may purchase and sell for hedging purposes put and call options on stock indices traded on national domestic or foreign securities exchanges. The Strategic Yield Portfolio may purchase and sell put and call options on equity securities and stock indices, to the same extent as it is permitted to purchase and sell put and call options on the types of securities in which it may invest. The Equity Portfolio intends to limit investments in options on stock indices to no more than 5% of the Portfolio's total assets. Options on stock indices are similar to options on stock except that, rather than the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the "multiplier"). The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike stock options, all settlements are in cash and gain or loss depends on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in individual stocks.

     The Equity Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Strategic Yield Portfolio, Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio will write put options on indices only if they are covered by segregating with the Fund's custodian an amount of cash, Treasury bills or other high grade short-term obligations equal to the aggregate exercise price of the puts.

     Except as described below, each of the Equity Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio will write call options on indices only if on such date the Portfolio holds a portfolio of stocks at least equal to the value of the index times the multiplier times the number of contracts. When one of the Portfolios writes a call option on a broadly based stock market index, it will segregate or put into escrow with the Fund's custodian, or pledge to a broker as collateral for the option, at least ten "qualified securities" with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. If one of the Portfolios has written an option on an industry or market segment index, it will so segregate, escrow, or pledge at least five "qualified securities," all of which are stocks of issuers in such industry or market segment, with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. Such stocks will include stocks which represent at least 50% of the weighting of the industry or market segment index and will represent at least 50% of the Portfolio's holdings in that industry or market segment. No individual security will represent more than 15% of the amount so segregated, escrowed or pledged, in the case of broadly based stock market index options, or 25% of such amount, in the case of industry or market segment index options. If at the close of business on any day the market value of such qualified securities so segregated, escrowed or pledged falls below 100% of the current index value times the multiplier times the number of contracts, the Portfolio will so segregate, escrow or pledge an amount in cash, Treasury bills or other high grade short-term obligations equal in value to the difference. In addition, when one of the Portfolios writes a call on an index which is in-the-money at the time the call is written, the Portfolio will segregate with the Fund's custodian or pledge to the broker as collateral cash, Treasury bills or other high grade short-term obligations equal in value to the amount by which the call is in-the-money times the multiplier times the number of contracts. Any amount segregated pursuant to the foregoing sentence may be applied to the Portfolio's obligation to segregate additional amounts in the event that the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts. A "qualified security" is an equity security which is listed on a national domestic or foreign securities exchange or quoted on the National Association of Securities Dealers Automated Quotations System against which the Portfolio has not written a stock call option; however, if the Portfolio owns a call on the same index as the call written where the exercise price of the call owned is equal to or less than the exercise price of the call written, or greater than the call written if the difference is maintained by the Portfolio in cash, Treasury bills or other high grade short-term obligations in a segregated account with the Fund's custodian, it will not be subject to the requirements described in this paragraph.

FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS



     The International Equity Portfolio, International Fixed-Income Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Strategic Yield Portfolio, Global Equity Portfolio and Emerging World Funds Portfolio may purchase or sell foreign currency forward exchange contracts. While the purchase of these contracts is not presently regulated by the Commodity Futures Trading Commission (the "CFTC") except for certain requirements as to the qualification of the investor, the CFTC may in the future assert authority to regulate more broadly the trading of foreign currency pursuant to forward contracts. In such event, a Portfolio's ability to utilize forward contracts in the manner set forth in the Prospectus may be restricted. Forward contracts reduce the potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio if it had not entered into such contracts. The use of foreign currency forward exchange contracts will not eliminate fluctuations in the underlying U.S. dollar equivalent value of the prices of or rates of return on the Portfolio's foreign currency denominated portfolio securities, and the use of such techniques will subject the Portfolio to certain risks.



     The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, a Portfolio may not always be able to enter into foreign currency forward exchange contracts at attractive prices and this will limit a Portfolio's ability to use these contracts to hedge or cross-hedge its assets. Also, with regard to a Portfolio's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying the Portfolio's cross-hedges and the movements in the exchange rates of the foreign currencies in which the Portfolio's assets that are the subject of such cross-hedges are denominated.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

     The International Fixed-Income Portfolio, Bond Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio may enter into contracts for the purchase or sale for future delivery of fixed-income securities or contracts based on financial indices including any index of U.S. Government Securities or corporate debt securities and may purchase and write put and call options to buy or sell futures contracts. The successful use of futures contracts and options on futures contracts draws upon the Investment Manager's special skills and experience with respect to such instruments and usually depends on the Investment Manager's ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, the Portfolio may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize losses and thus will be in a worse position than if such strategies had not been used. In addition, the correlation between movements in the price of futures contracts or options on futures and movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.



     The Board of Directors has adopted the requirement that futures contracts and options on futures contracts be used by the Bond Portfolio or the International Fixed-Income Portfolio solely as a hedge and not for speculation. In addition to this requirement, the Board of Directors has also adopted two percentage restrictions on the use of futures contracts. The first restriction is that the Bond Portfolio and the International Fixed-Income Portfolio will not enter into any futures contracts or options on futures contracts if immediately thereafter the amount of margin deposits on all the futures contracts of the Portfolio and premiums paid on options on futures contracts would exceed 5% of the market value of the total assets of the Portfolio. The second restriction is that the aggregate market value of the outstanding futures contracts purchased by either the Bond Portfolio or International Fixed-Income Portfolio not exceed 50% of the market value of the total assets of Portfolio. Neither of these restrictions will be changed by the Fund's Board of Directors without considering the policies and concerns of the various applicable federal and state regulatory agencies. Similar restrictions have not been adopted for the International Small Cap Portfolio and Emerging Markets Portfolio.



     For additional information on the use, risks and costs of futures contracts and options on futures contracts, see Appendix B hereto.

OPTIONS ON FOREIGN CURRENCIES

     The International Fixed-Income Portfolio, Strategic Yield Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio and Emerging World Funds Portfolio may purchase and write options on foreign currencies for hedging purposes. For additional information on the use, risks and costs of options on foreign currencies, see Appendix B hereto.

SPECIAL RISKS OF INVESTMENT IN HIGH-YIELD SECURITIES



     As discussed in the Prospectus, the Strategic Yield Portfolio invests principally in high-yield fixed-income securities. The International Fixed-Income Portfolio may invest up to 15% of its total assets in fixed-income securities that are rated below BBB by Standard & Poor's Ratings Group ("S&P") and Baa by Moody's Investors Service, Inc. ("Moody's"). Bonds rated below BBB by S&P and Baa by Moody's are generally regarded as speculative and range from having speculative characteristics to lacking characteristics of a desirable investment and are commonly called "junk bonds." As a result, investment in such bonds will generally entail greater speculative risks than those associated with investment in high-grade bonds (i.e., bonds rated AAA, AA or A by S&P or Aaa, Aa or A by Moody's).



     The ratings of fixed-income securities by S&P and Moody's are a generally accepted barometer of credit risk. They are, however, subject to certain limitations from an investor's standpoint. Such limitations include the following: the rating of an issuer is heavily weighted by past developments and does not necessarily reflect probable future conditions; there is frequently a lag between the time a rating is assigned and the time it is updated; and there may be varying degrees of difference in credit risk of securities in each rating category.

     While ratings provide a generally useful guide to credit risks, they do not, nor do they purport to, offer any criteria for evaluating interest rate risk. Changes in the general level of interest rates cause fluctuations in the prices of fixed-income securities already outstanding and will therefore result in fluctuations in the net asset value of a Portfolio's shares. The extent of the fluctuation is determined by a complex interaction of a number of factors. The Investment Manager will evaluate those factors it considers relevant and will make portfolio changes when it deems it appropriate in seeking to reduce the risk of depreciation in the value of the relevant Portfolio.

MORTGAGE-BACKED SECURITIES

     GOVERNMENT GUARANTEED MORTGAGE PASS-THROUGH SECURITIES. The International Fixed-Income Portfolio, Bond Portfolio and Strategic Yield Portfolio may invest in mortgage pass-through securities representing participation interests in pools of residential mortgage loans originated by United States governmental or private lenders and guaranteed, to the extent provided in such securities, by the U.S. Government or one of its agencies or instrumentalities. Such securities, which are ownership interests in the underlying mortgage loans, differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts (usually semiannually) and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans.

     The guaranteed mortgage pass-through securities in which the Portfolios may invest include those issued or guaranteed by the Government National Mortgage Association ("Ginnie Mae" or "GNMA"), the Federal National Mortgage Association ("Fannie Mae" or "FNMA") and the Federal Home Loan Mortgage Corporation ("Freddie Mac" or "FHLMC").

     GINNIE MAE CERTIFICATES. Ginnie Mae is a wholly-owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the "Housing Act"), authorizes Ginnie Mae to guarantee the timely payment of the principal of and interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act or Title V of the Housing Act of 1949 ("FHA Loans"), or guaranteed by the Veterans' Administration under the Servicemen's Readjustment Act of 1944, as amended ("VA Loans"), or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. Government is pledged to the payment of all amounts that may be required to be paid under any guarantee. In order to meet its obligations under such guarantee, Ginnie Mae is authorized to borrow from the U.S. Treasury with no limitations as to amount.

         The Ginnie Mae Certificates will represent a pro rata interest in one or more pools of the following types of mortgage loans: (i) fixed rate level payment mortgage loans; (ii) fixed rate graduated payment mortgage loans; (iii) fixed rate growing equity mortgage loans; (iv) fixed rate mortgage loans secured by manufactured (mobile) homes; (v) mortgage loans on multifamily residential properties under construction; (vi) mortgage loans on completed multifamily projects; (vii) fixed rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans ("buydown" mortgage loans), (viii) mortgage loans that provide for adjustments in payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (ix) mortgage-backed serial notes. All of these mortgage loans will be FHA Loans or VA Loans and, except as otherwise specified above, will be fully-amortizing loans secured by first liens on one-to four-family housing units.

     FANNIE MAE CERTIFICATES. Fannie Mae is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act. Fannie Mae was originally established in 1939 as a U.S. Government agency to provide supplemental liquidity to the mortgage market and was transformed into a stockholder owned and privately managed corporation by legislation enacted in 1968. Fannie Mae provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby replenishing their funds for additional lending. Fannie Mae acquires funds to purchase home mortgage loans from many capital market investors that may not ordinarily invest in mortgage loans directly, thereby expanding the total amount of funds available for housing.

     Each Fannie Mae Certificate will entitle the registered holder thereof to receive amounts representing such holder's pro rata interest in scheduled principal payments and interest payments (at such Fannie Mae Certificate's pass-through rate, which is net of any servicing and guarantee fees on the underlying mortgage loans), and any principal prepayments, on the mortgage loans in the pool represented by such Fannie Mae Certificate and such holder's proportionate interest in the full principal amount of any foreclosed or otherwise finally liquidated mortgage loan. The full and timely payment of principal of and interest on each Fannie Mae Certificate will be guaranteed by Fannie Mae, which guarantee is not backed by the full faith and credit of the U.S. Government.

     Each Fannie Mae Certificate will represent pro rata interests in one or more pools of FHA Loans, VA Loans or conventional mortgage loans (i.e., mortgage loans, that are not insured or guaranteed by any governmental agency) of the following types: (i) fixed rate level payment mortgage loans; (ii) fixed rate growing equity mortgage loans; (iii) fixed rate graduated payment mortgage loans; (iv) variable rate California mortgage loans; (v) other adjustable rate mortgage loans; and (vi) fixed rate mortgage loans secured by multifamily projects.

     FREDDIE MAC CERTIFICATES. Freddie Mac is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970, as amended (the "FHLMC Act"). Freddie Mac was established primarily for the purpose of increasing the availability of mortgage credit for the financing of needed housing. The principal activity of Freddie Mac currently consists of the purchase of first lien, conventional, residential mortgage loans and participation interests in such mortgage loans and the resale of the mortgage loans so purchased in the form of mortgage securities, primarily Freddie Mac Certificates.

     Freddie Mac guarantees to each registered holder of a Freddie Mac Certificate the timely payment of interest at the rate provided for by such Freddie Mac Certificate, whether or not received. Freddie Mac also guarantees to each registered holder of a Freddie Mac Certificate ultimate collection of all principal of the related mortgage loans, without any offset or deduction, but does not, generally, guarantee the timely payment of scheduled principal. Freddie Mac may remit the amount due on account of its guarantee of collection of principal at any time after default on an underlying mortgage loan, but not later than 30 days following (i) foreclosure sale, (ii) payment of a claim by any mortgage insurer, or (iii) the expiration of any right of redemption, whichever occurs later, but in any event no later than one year after demand has been made upon the mortgagor for accelerated payment of principal. The obligations of Freddie Mac under its guarantee are obligations solely of Freddie Mac and are not backed by the full faith and credit of the U.S. Government.



     Freddie Mac Certificates represent pro rata interests in a group of mortgage loans (a "Freddie Mac Certificate group") purchased by Freddie Mac. The mortgage loans underlying the Freddie Mac Certificates will consist of fixed rate or adjustable rate mortgage loans with original terms to maturity of between ten and thirty years, substantially all of which are secured by first liens on one- to four-family residential properties or multi-family projects. Each mortgage loan must meet the applicable standards set forth in the FHLMC Act. A Freddie Mac Certificate group may include whole loans, participation interests in whole loans and undivided interests in whole loans and participations comprising another Freddie Mac Certificate group.



VARIABLE AMOUNT MASTER DEMAND NOTES

     The Equity Portfolio may invest in variable amount master demand notes. A variable amount master demand note is a type of commercial paper that differs from ordinary commercial paper in that it is issued pursuant to a written agreement between the issuer and the holder. Its amount may from time to time be increased by the holder (subject to an agreed maximum) or decreased by the holder or the issuer, it is payable on demand and the rate of interest varies pursuant to an agreed-upon formula. Generally, master demand notes are not rated by a rating agency. However, the Equity Portfolio may invest in a master demand note if, in the opinion of the Investment Manager, it is of investment quality comparable to rated securities in which the Equity Portfolio may invest. The Investment Manager monitors the issuers of such master demand notes on a daily basis. Because transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes, the Equity Portfolio may not invest in a master demand note if, as a result, more than 10% of the value of the Portfolio's net assets would be invested in such notes or other illiquid securities. See "Illiquid Securities" above.

SECURITIES WITH PUT RIGHTS

     The Equity Portfolio may enter into put transactions with respect to obligations held in its portfolio with broker-dealers and with commercial banks. The right of the Equity Portfolio to exercise a put is unconditional and unqualified. A put is not transferable by the Portfolio, although the Portfolio may sell the underlying securities to a third party at any time. If necessary and advisable, the Portfolio may pay for certain puts either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a put (thus reducing the yield to maturity otherwise available for the same securities). The Portfolio expects, however, that puts generally will be available without the payment of any direct or indirect consideration.

     The Equity Portfolio may enter into puts only with banks or broker-dealers which, in the opinion of the Investment Manager, present minimal credit risks. The ability of the Portfolio to exercise a put will depend on the ability of the bank or broker-dealer to pay for the underlying securities at the time the put is exercised. In the event that a bank or broker-dealer should default on its obligation to repurchase an underlying security, the Portfolio might be unable to recover all or a portion of any loss sustained from having to sell the securities elsewhere.

     The Equity Portfolio intends to enter into puts solely to maintain liquidity and it does not intend to exercise its rights thereunder for trading purposes. The puts will be only for periods substantially less than the life of the underlying securities. The acquisition of a put will not affect the valuation by the Portfolio of the underlying security. Where the Equity Portfolio pays directly or indirectly for a put, its cost will be reflected as an unrealized loss for the period during which the put is held by the Portfolio and will be reflected in realized gain or loss when the put is exercised or expires. If the value of the underlying security increases, the potential for unrealized or realized gain is reduced by the cost of the put.

REITS

     The Small Cap Portfolio, Equity Portfolio, Global Equity Portfolio and Bantam Value Portfolio may invest an unlimited amount of its assets in Real Estate Investment Trusts ("REITS"), although it currently intends to limit its investments in REITS to no more than 5% of its net assets. Each of the Portfolios intends to invest in listed equity REITS, which own properties, and listed mortgage REITS, which make short-term construction and development mortgage loans or which invest in long-term mortgages or mortgage pools. Accordingly, a prospective investor should realize that the Portfolio may be subject to the considerations associated with the direct ownership of real estate because of the Portfolio's ability to invest in the securities of companies that own, construct, manage or sell residential, commercial or industrial real estate. These include declines in the value of real estate, factors related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates. The value of securities of companies that service the real estate industry also may be affected by such risks.

     In addition, equity REITS may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITS may be affected by the quality of any credit extended. Further, equity and mortgage REITS are dependent upon management skill, are not diversified and are therefore subject to the risk of financing single or a limited number of projects. REITS are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption under the Investment Company Act.

SUPRANATIONAL ORGANIZATIONS

     The International Fixed-Income Portfolio may invest up to 25% of the value of its total assets in debt securities issued by supranational organizations such as the World Bank, which finances development projects in member countries and the European Community, which is a multi-nation organization engaged in cooperative economic activities.

                        -------------------------------

     Except as noted, the foregoing policies and activities of the Portfolios are not fundamental and may be changed by the Board of Directors of the Fund without the approval of shareholders of the affected Portfolio or Portfolios; however, shareholders will be notified prior to a material change in such policies.

                             INVESTMENT RESTRICTIONS

     The following investment restrictions, which supplement those set forth in the Fund's Prospectus, are, except where noted, fundamental policies of each of the Portfolios and may be changed, as to a Portfolio, only when permitted by law and approved by the holders of a majority of such Portfolio's outstanding voting securities, as described under "Organization and Description of Capital Stock." The Fund is empowered to establish, without shareholder approval, additional portfolios which may have different fundamental investment policies.

                           None of the Portfolios may:

         (i) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of any Portfolio's investments in that industry would exceed 25% of the current value of such Portfolio's total assets, provided that there is no limitation with respect to investments in obligations of the U.S. Government, its agencies or instrumentalities;

         (ii) (a) purchase or sell real estate or real estate limited partnerships, except that a Portfolio may purchase and sell securities of companies which deal in real estate or interests therein and the International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio also may purchase and sell securities that are secured by real estate; provided, however, that this clause (a) is not a fundamental policy of the Equity Portfolio; (b) purchase or sell commodities or commodity contracts (except that the International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio may purchase and sell, swaps, options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices, the International Equity Portfolio, International Fixed-Income Portfolio and Strategic Yield Portfolio may purchase or sell foreign currency forward exchange contracts, the International
         Fixed-Income  Portfolio  and Bond  Portfolio  may  enter  into  futures contracts and options on futures contracts, the International Fixed-Income Portfolio may enter into futures contracts on foreign currencies and the International Fixed-Income Portfolio and Strategic Yield Portfolio may purchase and write put and call options on foreign currencies); and (c) invest in interests in or leases relating to oil, gas, or other mineral exploration or development programs; provided, however, that this clause (c) is not a fundamental policy of the Equity Portfolio, Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio;



          (iii) purchase securities on margin (except for short-term credits necessary for the clearance of transactions) or make short sales of securities, provided, however, that this prohibition on short sales is not a fundamental policy of the Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio;



         (iv) underwrite securities of other issuers, except to the extent that the purchase of municipal obligations or other permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with any Portfolio's investment program may be deemed to be an underwriting; or

         (v) make investments for the purpose of exercising control or management; provided, however, that this restriction is not a fundamental policy of the International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio.

         In  addition to the  restrictions  noted  above  applicable  to all the
Portfolios,   the  Equity  Portfolio  has  adopted  the  following   fundamental
investment policies:

                          The Equity Portfolio may not:

         (i) purchase restricted securities, which are securities that must be registered under the Securities Act before they may be offered or sold to the public, except that the Equity Portfolio may invest up to 5% of the value of its total assets, taken at cost, in such securities;

         (ii) invest more than 5% of the current value of its total assets in the securities of any one issuer, other than obligations of the United States Government, its agencies or instrumentalities or securities which are backed by the full faith and credit of the United States; or

         (iii) purchase securities of an issuer if, as a result, as to 75% of the Portfolio's total assets, the Portfolio would own more than 10% of the voting securities of such issuer.

     Whenever any investment policy or restriction states a minimum or maximum percentage of a Portfolio's assets which may be invested in any security or other asset, it is intended that such minimum or maximum percentage limitation be determined immediately after and as a result of the Portfolio's acquisition of such security or other asset. Accordingly, any later increase or decrease in percentage beyond the specified limitations resulting from a change in values or net assets will not be considered a violation.

     In connection with the qualification or registration for sale under the securities laws of certain states of the shares of the International Equity Portfolio, International Fixed-Income Portfolio, Bond Portfolio and Small Cap Portfolio, the Fund has agreed that, in addition to the foregoing investment restrictions applicable to these Portfolios, none of them may (i) purchase any security of any issuer if as a result the Portfolio would own more than 10% of the outstanding voting securities of that issuer; (ii) invest in warrants; (iii) invest more than 10% of its total assets in puts, calls, straddles, spreads or any combination thereof; (iv) purchase or retain securities of any issuer if the Directors or officers of the Fund or the Investment Manager who own beneficially more than 1/2 of 1% of the securities of an issuer together own beneficially more than 5% of such issuer. The investment restrictions set forth in (i), (iii) and (iv) of the preceding sentence are additionally applicable to the Strategic Yield Portfolio and the investment restrictions set forth in (i) and (iv) of the preceding sentence are additionally applicable to the Equity Portfolio. The
investment   restrictions  set  forth  in  this  paragraph  are  not  designated fundamental policies of these Portfolios within the meaning of the Investment Company Act and may be changed by the Board of Directors of the Fund without the approval of the shareholders of the affected Portfolio or Portfolios.

                                   MANAGEMENT

     The Directors and officers of the Fund and their principal occupations during the past five years are set forth below. Unless otherwise specified, the address of each of the following persons is 30 Rockefeller Plaza, New York, New York 10020.



NAME, ADDRESS AND AGE              POSITION WITH REGISTRANT  PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------              ------------------------  ----------------------------------------
Norman Eig* (55)                   Chairman of the Board     Managing  Director  (formerly  General Partner),
                                                             Lazard Freres

Herbert W. Gullquist* (58)         President, Director       Managing  Director  (formerly  General Partner),
                                                             Lazard Freres

John J. Burke  (67)                Director                  Vice Chairman, Director, Montana Power Company;
50 Burning Tree Lane
Butte, MT  59701


Kenneth S. Davidson (51)           Director                  Managing  Partner,   Davidson  Weil  Associates;
Davidson Weil Associates                                     Blackthorn   Fund  N.V.,   Director;   Ottertail
767 Fifth Avenue, 43rd Floor                                 Valley Railroad, Director.
New York, NY 10153


Carl Frischling* (58)              Director                  Senior Partner, Kramer, Levin, Naftalis, Nessen,
170 East 83rd Street                                         Kamin & Frankel; from 1992 to 1994, Senior
New York, NY  10028                                          Partner, Reid & Priest; from 1979 to 1992, Senior
                                                             Partner, Spengler Carlson Grubar Brodsky & Frischling.

Lester Z. Lieberman (65)           Director                  Private   Investor,   Member  of  the  Board  of
25 Vreeland Road                                             Directors of Dowel  Associates,  Chairman of the
Florham Park, NJ  07932                                      Boards  of   Trustees   of  Newark  Beth  Israel
                                                             Medical Center and Irvington  General  Hospital,
                                                             member  of  the  New  Jersey  State   Investment
                                                             Council,  prior to 1994 was Member of the Boards
                                                             of  Directors of United  Jersey  Bank,  N.A. and
                                                             Clarkson University.

Richard Reiss, Jr.  (52)           Director                  Managing  Partner,   Cumberland  Associates,  an
1114 Avenue of the Americas                                  investment manager
New York, NY  10036

John Rutledge  (47)                Director                  President,  Rutledge & Company, an economics and
One Greenwich Office Park                                    investment  advisory firm,  Chairman,  Claremont
51 Weaver Street                                             Economics Institute
Greenwich, CT  06831

William G. Butterly, III  (35)     Vice President,           Vice President,  Legal Affairs of the Investment
30 Rockefeller Plaza               Secretary                 Manager,  prior  to   May  1993,  attorney  with
New York, NY 10020                                           Shearman & Sterling

Gus Coutsouros  (33)               Treasurer                 Certified Public Accountant,  Vice President and
30 Rockefeller Plaza                                         Assistant  Controller of the Investment Manager,
New York, NY 10020                                           prior   to   June   1992,   Manager,    National
                                                             Securities  and  Research  Corp.,  prior to June
                                                             1991, Senior Accountant, Price Waterhouse.

Thomas W. Joseph  (56)             Vice President and        Principal, Scudder, Stevens & Clark
175 Federal Street                 Assistant Secretary
Boston, MA  02110

Thomas F. McDonough  (49)          Vice President and        Principal, Scudder, Stevens & Clark
175 Federal Street                 Assistant Secretary
Boston, MA  02110






--------
* An "interested person" of the Fund as defined in the Investment Company Act and a member of the Executive Committee of the Fund, which meets with the officers of the Fund in accordance with the Fund's procedures for the valuation of illiquid securities and for other appropriate purposes.

     For so long as the Fund's plan described under "Distribution and Servicing Plan" remains in effect, the Directors who are not "interested persons" of the Fund, as defined in the Investment Company Act, will be selected and nominated by the Directors who are not "interested persons" of the Fund.

     Compensation received from the Fund during 1995 by the Directors who are not employees or affiliated persons of the Investment Manager is set forth in the following table.



                                    Compensation Table

                                                  TOTAL
                                                  COMPENSATION
                         AGGREGATE                FROM FUND
                         COMPENSATION FROM        AND FUND COMPLEX
NAME OF PERSON           THE FUND                 PAID TO DIRECTORS
--------------           ----------------         -----------------
John J. Burke                  $25,000                 $25,000
Lester Z. Lieberman            $25,000                 $25,000
Richard Reiss, Jr.             $25,000                 $25,000
John Rutledge                  $25,000                 $25,000
Kenneth S. Davidson            $ 6,000                 $ 6,000
Carl Frischling*               $19,000                 $19,000


*Estimated for 1996


     The Fund does not compensate officers or Directors who are employees or affiliated persons of the Investment Manager. As of July 31, 1996, the officers and Directors of the Fund, as a group, owned less than 1% of the shares of each Portfolio, except the Strategic Yield Portfolio, Global Equity Portfolio and Bantam Value Portfolio. As of that date, the officers and Directors of the Fund, as a group, owned 1.03%, 1.34% and 1.29% of the shares of the Strategic Yield Portfolio, the Global Equity Portfolio and the Bantam Value Portfolio, respectively.




INVESTMENT MANAGER AND INVESTMENT MANAGEMENT AGREEMENTS

     Lazard Freres Asset Management, 30 Rockefeller Plaza, New York, New York 10020, has entered into an investment management agreement with the Fund on behalf of each of the Portfolios. The investment management agreements entered into by Lazard Freres Asset Management are collectively referred to herein as the "Management Agreements" and, where appropriate, individually as the "Management Agreement." Pursuant to each Management Agreement, Lazard Freres Asset Management regularly provides each Portfolio with investment research, advice and supervision and furnishes continuously an investment program for each Portfolio consistent with its investment objectives and policies, including the purchase, retention and disposition of securities.

     Lazard Freres Asset Management is a division of Lazard Freres, a New York limited liability company, which is registered as an investment adviser with the Commission and is a member of the New York, American and Midwest Stock Exchanges. Lazard Freres provides its clients with a wide variety of investment banking and related services, including investment management. It is a major underwriter of corporate securities, conducts a broad range of trading and brokerage activities in corporate and governmental bonds and stocks and acts as a financial adviser to municipal authorities and utilities and as an underwriter and trader in municipal securities. Lazard Freres Asset Management provides investment management services to client discretionary accounts with assets as of December 31, 1995 totaling approximately $30.7 billion. Its clients are both individuals and institutions, some of whose accounts have investment policies similar to those of several of the Portfolios. As of April 15, 1996, Lazard Freres Asset Management held voting and dispositive power with respect to a sufficient number of shares of each Portfolio held by client accounts as to be considered a controlling person of such Portfolio.

     Subject to policies established by the Fund's Board of Directors, which has overall responsibility for the business and affairs of each Portfolio, the Investment Manager manages the operations of the Portfolios. In addition to providing advisory services, the Investment Manager furnishes the Portfolios with office space and certain facilities and personnel required for conducting the business of the Portfolios and pays the compensation of the Fund's officers, directors and employees affiliated with the Investment Manager or its affiliates.



     As compensation for its services, each of the Portfolios has agreed to pay the Investment Manager an investment management fee at the annual rates set forth below as a percentage of the average daily value of the net assets of the
applicable   Class  of  the  relevant   Portfolio:   Equity   Portfolio,   .75%;
International  Equity Portfolio,  .75%;  International  Fixed-Income  Portfolio,
 .75%;  Bond  Portfolio,   .50%;  Strategic  Yield  Portfolio,  .75%;  Small  Cap
Portfolio, .75%; International Small Cap Portfolio, .75%; Emerging Markets Portfolio, 1.00%; Global Equity Portfolio, .75%; Bantam Value Portfolio, .75%; and Emerging World Funds Portfolio, .75%. The management fees are accrued daily and paid monthly.

     The Investment Manager has undertaken to bear, excluding 12b-1 fees for the Retail Shares (i) with respect to each of the International Fixed-Income Portfolio, Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio, total operating expenses in excess of 1.05%, (ii) with respect to the Emerging Markets Portfolio, total operating expenses in excess of 1.30%, and (iii) with respect to the Bond Portfolio, total operating expenses in excess of .80%, of such Portfolio's average net assets, until the earlier of December 31, 1996 (or such time as the respective Portfolio reaches total net assets of $100 million). Pursuant to the terms of the Management Agreements and these arrangements, for the fiscal year ended December 31, 1995, the Investment
Manager received management fees equal to $982,130 for the Equity Portfolio, $7,895,766 for the International Equity Portfolio, $4,066,987 for the Small Cap Portfolio, $525,597 for the Strategic Yield Portfolio, $232,537 for the International Fixed-Income Portfolio, $286,080 for the Bond Portfolio, $736,353 for the International Small Cap Portfolio and $93,501 for the Emerging Markets Portfolio. For the fiscal year ended December 31, 1995, the Investment Manager received no management fees for the Bantam Value Portfolio, Global Equity Portfolio and Emerging World Funds Portfolio. For the fiscal year ended December 31, 1994, the Investment Manager received management fees equal to $504,424 for the Equity Portfolio, $5,782,629 for the International Equity Portfolio, $2,974,688 for the Small Cap Portfolio, $330,620 for the Strategic Yield Portfolio, $62,918 for the International Fixed-Income Portfolio, $13,790 for the Bond Portfolio and $335,900 for the International Small Cap Portfolio. For the fiscal year ended December 31, 1994, the Investment Manager received no management fee for the Emerging Markets Portfolio. For the fiscal year ended December 31, 1993, the Investment Manager received management fees equal to $217,301 for the Equity Portfolio, $2,701,856 for the International Equity Portfolio, $1,948,153 for the Small Cap Portfolio, and $29,038 for the Strategic Yield Portfolio. For the fiscal year ended December 31, 1993, the Investment
Manager  received  no  management  fees  for  the   International   Fixed-Income
Portfolio, Bond Portfolio, or Strategic Yield Portfolio, nor from the International Small Cap Portfolio or Emerging Markets Portfolio which were first established on July 20, 1993.

     Each Management Agreement provides that the relevant Portfolio pays all of its expenses that are not specifically assumed by the Investment Manager. (Expenses attributable to each Portfolio will be charged against the assets of that Portfolio, other expenses of the Fund will be allocated among the Portfolios in a manner which may, but need not, be proportionate in relation to the net assets of each Portfolio.) Expenses payable by each of the Portfolios include, but are not limited to, clerical salaries; brokerage and other expenses of executing portfolio transactions; legal, auditing or accounting expenses; trade association dues; taxes or governmental fees; the fees and expenses of any person providing administrative services to the Fund; the fees and expenses of the custodian and transfer agent of the Fund; the cost of preparing share certificates or any other expenses, including clerical expenses of issue, redemption or repurchase of shares of the Portfolio; the expenses and fees for registering and qualifying securities for sale; the fees of Directors of the Fund who are not employees or affiliated persons of the Investment Manager or its affiliates; travel expenses of all Directors, officers and employees; insurance premiums; and the cost of preparing and distributing reports and notices to shareholders. In addition, the Retail Shares of each Portfolio are subject to an annual distribution and servicing fee. See "Distribution and Servicing Plan." The organizational expenses of the Fund are being amortized and allocated among the International Equity Portfolio, International Fixed-Income Portfolio, Bond Portfolio, Strategic Yield Portfolio and Small Cap Portfolio. Furthermore, the Investment Manager will reimburse each Portfolio for its expenses (exclusive of interest, taxes, brokerage, distribution expenditures and extraordinary expenses, all to the extent permitted by applicable state securities law and regulations) which in any year exceed the limits prescribed by any state in which the Portfolio's shares are qualified for sale. The Fund may not qualify the shares of each Portfolio for sale in every state. The Fund believes that presently the most restrictive expense ratio limitation imposed by any state is 2.5% of the first $30 million of the Portfolio's average net assets, 2.0% of the next $70 million of its average net assets and 1.5% of its average net assets in excess of $100 million.

     Each Management Agreement other than with respect to the International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio was approved on September 11, 1991 (and amended and restated on October 19, 1993) by the Fund's Board of Directors, including a majority of the Directors of the Fund who are not parties to such Management Agreement or interested persons (as defined in the Investment Company Act) of any such party (the "Disinterested Directors"), and by a majority of the outstanding voting securities of the respective Portfolio at the Fund's Initial Meeting of Stockholders held on December 16, 1992. Each of the Management Agreements for the International Small Cap Portfolio and Emerging Markets Portfolio was approved by the Fund's Board of Directors, including a majority of the Disinterested Directors, at the meeting of the Board held on July 20, 1993 and the sole shareholder of each such Portfolio on August 25, 1993. Each Management Agreement (other than the Management Agreements for the Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio) was renewed by approval of the Fund's Board of Directors including a majority of the Directors who are not interested persons, on October 16, 1995. The Management Agreements for the Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio were approved by the Fund's Board of Directors on October 16, 1995. Each such Management Agreement will continue in effect, provided that such continuance is approved annually by a vote of a majority of the respective Portfolio's outstanding voting securities or by the Fund's Board of Directors and, in either case, by a majority of the Disinterested Directors.

     Each Management Agreement is terminable without penalty by the Fund on 60 days' written notice when authorized either by majority vote of the outstanding voting securities of the particular Portfolio or by a vote of a majority of the Fund's Directors, or by the Investment Manager on 60 days' written notice, and will automatically terminate in the event of its assignment. Each Management Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Investment Manager, or of reckless disregard of its obligations thereunder, the Investment Manager shall not be liable for any action or failure to act in accordance with its duties thereunder.

ADMINISTRATION



     Effective May 1, 1995, the Fund engaged State Street Bank and Trust Company ("State Street") to provide certain administrative services to the Portfolios. Each Portfolio will bear the cost of such administrative expenses at the annual rate of $37,500 plus .02% of the average daily net assets of the applicable Class of such Portfolios.

State Street has agreed to waive the $37,500 fee for one year for the Bond and International Fixed Income Portfolios.

DISTRIBUTOR

     Lazard Freres serves as the distributor of shares of each of the Fund's Portfolios and conducts a continuous offering pursuant to a "best efforts" arrangement requiring it to take and pay for only such securities as may be sold to the public. As the distributor, it accepts purchase and redemption orders for shares of the Portfolios. In addition, the distribution agreement obligates Lazard Freres to pay certain expenses in connection with the offering of the shares of the Portfolios. After the prospectuses and periodic reports have been prepared, set in type and mailed to shareholders, Lazard Freres will pay for the printing and distribution of copies thereof used in connection with the offering to prospective investors. Lazard Freres will also pay for other supplementary sales literature and advertising costs.

                        DETERMINATION OF NET ASSET VALUE



     Net asset value per share for the applicable Class of each Portfolio is determined by the Fund on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is normally closed on the following national holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Net asset value per share is of each Class determined by dividing the value of the total assets of the Portfolio represented by such Class, less all liabilities, by the total number of Portfolio shares of such class outstanding.

     Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which the net asset value of each Class of a Portfolio is not calculated. Each Class of each Portfolio calculates net asset value per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of regular trading on the New York Stock Exchange once on each day on which the New York Stock Exchange is open. Such calculation may not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events materially affecting the value of such securities occur between the time when their price is determined and the time when the Portfolio's net asset value is calculated, such securities will be valued at fair value as determined in good faith by the Board of Directors.

                             PORTFOLIO TRANSACTIONS

     Subject to the supervision of the Board of Directors, the Investment Manager is primarily responsible for the investment decisions and the placing of portfolio transactions for each Portfolio. In placing orders, it is the policy of the Investment Manager to obtain the most favorable net results, taking into account such factors as price, size of order, difficulty of execution and skill required of the executing broker. While the Investment Manager will generally seek reasonably competitive spreads or commissions, the Portfolios will not necessarily be paying the lowest spread or commission available.

     Purchases and sales of portfolio securities on a securities exchange for the Portfolios are effected by the Investment Manager through brokers who charge a negotiated commission for their services based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Lazard Freres. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

     Subject to the above considerations, Lazard Freres may act as a main broker for the Portfolios. For Lazard Freres to effect any portfolio transactions for the Portfolios, the commissions, fees or other remuneration received by Lazard Freres must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. This standard allows Lazard Freres to receive no more than the remuneration that would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Board of Directors of the Fund, including a majority of the Disinterested Directors, have adopted procedures that are reasonably designed to provide that any commissions, fees or other remuneration paid to Lazard Freres are consistent with the foregoing standard. Brokerage transactions with Lazard Freres are also subject to such fiduciary standards as may be imposed upon Lazard Freres by applicable law.



     For the fiscal year ended December 31, 1995, the total brokerage commissions paid by the Equity Portfolio, International Equity Portfolio, Small Cap Portfolio, International Small Cap Portfolio, and Emerging Markets Portfolio were $331,180, $2,303,409, $1,507,582, $976,314, and $280,844, respectively. Of those amounts, $0, $0, $3,324, $0, and $0, respectively, were paid to Lazard Freres. For the fiscal year ended December 31, 1995, Lazard Freres received 0%, 0%, 0% 0.2%, and 0%, respectively, of the total brokerage commissions paid by of those Portfolios and the total transactions effected through Lazard Freres represented 0%, 0%, .19%, 0%, and 0%, respectively, of the total dollar amount of transactions on which brokerage were paid by those Portfolios. For the fiscal year ended December 31, 1995, no brokerage commissions were paid by the International Fixed-Income Portfolio, Bond Portfolio or Strategic Yield Portfolio.

     For the fiscal year ended December 31, 1994, the total brokerage commissions paid by the Equity Portfolio, International Equity Portfolio, Small Cap Portfolio, International Small Cap Portfolio, and Emerging Markets Portfolio were $160,325, $4,374,956, $997,227, $563,176, and $80,889, respectively. Of those amounts, $1,655, $0, $14,125, $0, and $0, respectively, were paid to Lazard Freres. For the fiscal year ended December 31, 1994. Lazard Freres received 1.0%, 0%, 1.4%, 0%, and 0%, respectively. Of the total brokerage commissions paid by those Portfolios and the total transactions effected through Lazard Freres represented 0.6%, 0%, 0.4%, 0%, and 0% respectively, of the total dollar amount of transactions on which brokerage transactions were paid by those Portfolios. For the fiscal year ended December 31, 1994, no brokerage commissions were paid by the International Fixed-Income Portfolio, Bond Portfolio or Strategic Yield Portfolio.

     For the fiscal year ended December 31, 1993, the total brokerage commissions paid by the Equity Portfolio, International Equity Portfolio, Small Cap Portfolio, and International Small Cap Portfolio were $75,705, $1,819,457, $908,261, and $1,012,320, respectively. Of those amounts, $17,679, $19,285,
$40,435, and $0, respectively, were paid to Lazard Freres. For the fiscal year ended December 31, 1993, Lazard Freres received 23.4%, 1.1%, 4.5%, and 0%, respectively, of the total brokerage commissions paid by those Portfolios and the total transactions effected through Lazard Freres represented 23.0%, 1.2%, 3.7%, and 0%, respectively, of the total dollar amount of transactions on which brokerage transactions were paid by those Portfolios. For the fiscal year ended December 31, 1993, no brokerage commissions were paid by the International Fixed-Income Portfolio, Bond Portfolio, Strategic Yield Portfolio or Emerging Markets Portfolio.



     Purchase and sale orders for securities held by a Portfolio may be combined with those for other Portfolios in the interest of the most favorable net results for all. When the Investment Manager determines that a particular security should be bought for or sold by more than one Portfolio, the Investment Manager undertakes to allocate those transactions between the participants equitably.

RESEARCH AND STATISTICAL INFORMATION

     When it can be done consistently with the policy of obtaining the most favorable net results, it is the practice of the Investment Manager to place orders with brokers and dealers who supply market quotations to the Fund's custodian for valuation purposes, or who supply research, market and statistical information to the Investment Manager. Although research, market and statistical information is useful to the Investment Manager, it is its opinion that such information is only supplementary to the Investment Manager's own research efforts, since the information must still be analyzed, weighed and reviewed by the Investment Manager's staff. Information so received will be in addition to, and not in lieu of, the services required to be performed by the Investment
Manager under the Management Agreements with the Fund on behalf of the Portfolios. This information may be useful to the Investment Manager in providing services to clients other than the Portfolios, and not all of this information is used by the Investment Manager in connection with the Portfolios. The total dollar amount of transactions pursuant to which brokerage was directed in consideration of research services provided during the year ending December 31, 1995 was $606,138,615 and the related commissions were $1,553,885. In addition, when it can be done consistently with the above stated policy, the Investment Manager may place orders with brokers and dealers (i) who refer persons to the Investment Manager for the purpose of purchasing shares of the Portfolios or (ii) who provide services to the Fund at no fee or for a reduced fee.

                              REDEMPTION OF SHARES

     Payment of the redemption price for shares redeemed may be made either in cash or in portfolio securities (selected in the discretion of the Board of Directors of the Fund and taken at their value used in determining the net asset value per share of the applicable Class of each Portfolio as described in the Prospectus under "Determination of Net Asset Value"), or partly in cash and partly in portfolio securities; however, payments will be made wholly in cash unless the Board of Directors believes that economic conditions exist which would make such a practice detrimental to the best interests of the relevant Portfolio. If payment for shares redeemed is made wholly or partly in portfolio securities, brokerage costs may be incurred by the investor in converting the securities to cash. A Portfolio will not distribute in kind portfolio securities that are not readily marketable. The Fund has filed a formal election with the Commission pursuant to which the Fund will only effect a redemption in portfolio securities where the particular stockholder of record is redeeming more than $250,000 or 1% of a Portfolio's total net assets, whichever is less, during any 90-day period. In the opinion of the Investment Manager, however, the amount of a redemption request would have to be significantly greater than $250,000 or 1% of total net assets before a redemption wholly or partly in portfolio securities was made.


                        DISTRIBUTION AND SERVICING PLAN

                              (Retail Shares Only)


     Rule 12b-1 (the "Rule") adopted by the Commission under the Investment Company Act provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Fund's Board of Directors has adopted such a plan (the "Distribution and Servicing Plan") with respect to each Portfolio's Retail Shares, pursuant to which each Portfolio pays the Distributor for advertising, marketing and distributing the Portfolio's Retail Shares, and for the provision of certain services to the holders of Retail Shares. Under the Distribution and Servicing Plan, the Distributor may make payments to certain third parties in respect to these services. The Fund's Board of Directors believes that there is a reasonable likelihood that the Distribution and Servicing Plan will benefit each Portfolio and the holders of Retail Shares.


     A quarterly report of the amounts expended under the Distribution and Servicing Plan, and the purposes for which such expenditures were incurred, must be made to the Directors for their review. In addition, the Distribution and Servicing Plan provides that it may not be amended to increase materially the costs which holders of Retail Shares may bear pursuant to the Distribution and Servicing Plan without the approval of the holders of Retail Shares and that other material amendments of the Distribution and Servicing Plan must be approved by the Board of Directors and by the Directors who are not "interested persons" (as defined in the Investment Company Act) of the Fund and have no direct or indirect financial interest in the operation of the Distribution and Servicing Plan or in any agreements entered into in connection with the Distribution and Servicing Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. The Distribution and Servicing Plan is subject to annual approval by such vote of the Directors cast in person at a meeting called for the purpose of voting on the Distribution and Servicing Plan. The Distribution and Servicing Plan was so approved by the Directors at a meeting held on July 22, 1996. As to each Portfolio, the Distribution and Servicing Plan may be terminated at any time by a vote of a majority of the Directors who are not "interested persons" and have no direct or indirect financial interest in the operation of the Distribution and Servicing Plan or in any agreements entered into in connection with the Distribution and Servicing Plan or by vote of the holders of a majority of such Portfolio's Retail Shares.



                           DIVIDENDS AND DISTRIBUTIONS

     The Fund intends to declare as a dividend on the outstanding shares of each of the International Fixed-Income Portfolio, the Bond Portfolio and the Strategic Yield Portfolio substantially all of each Portfolio's net investment income at the close of each business day to shareholders of record at 4:00 p.m. (New York time). Purchased shares of the International Fixed-Income Portfolio, the Bond Portfolio and the Strategic Yield Portfolio will begin earning dividends on the business day following the day the purchase order is accepted and settled and redeemed shares of any of these Portfolios will earn a dividend on the day the redemption order is executed. Net investment income for a Saturday, Sunday or holiday will be included in the dividend declared on the previous business day. Dividends declared on the shares of the International Fixed-Income Portfolio, Bond Portfolio and Strategic Yield Portfolio will be paid five business days prior to the end of each month. Shareholders who redeem all their shares of any of these Portfolios prior to a dividend payment date will receive, in addition to the redemption proceeds, any dividends that are declared but unpaid. Shareholders of any of these Portfolios who redeem only a portion of their shares will be entitled to all dividends that are declared but unpaid on the redeemed shares on the next dividend payment date.

     Dividends from net investment income on the Equity Portfolio will be declared and paid quarterly. Dividends from net investment income on the International Equity Portfolio, Small Cap Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio generally will be declared and paid at least annually and may be declared and paid twice annually.

     Investment income for a Portfolio includes, among other things, interest income, accretion of market and original issue discount and amortization of premium and, in the case of the Equity Portfolio, International Equity Portfolio, Small Cap Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio would also include dividends.

     Dividends paid by each Class will be calculated at the same time and in the same manner and will be of the same amount, except that certain expenses will be borne exclusively by one Class and not by the other, such as fees payable under the Distribution and Servicing Plan. Retail Shares will receive lower per share dividends than Institutional Shares because of the higher expenses borne by Retail Shares. See "Fee Table" in the Fund's Prospectus.

     With respect to all of the Portfolios, net realized capital gains from each of the Portfolios, if any, will be distributed at least annually and may be declared and paid twice annually. Dividends and distributions on shares of a Portfolio will be invested in additional shares of the same Portfolio at net asset value and credited to the shareholder's account on the payment date or, at the shareholder's election, paid in cash. Dividend checks and Statements of Account will be mailed approximately two business days after the payment date. Each Portfolio forwards to the Fund's custodian the monies for dividends to be paid in cash on the payment date


                                    TAXATION

     The Prospectus describes generally the tax treatment of distributions by the Fund. This section of the Statement of Additional Information includes additional information concerning federal taxes.

     It is intended that each Portfolio will declare and distribute dividends in the amounts and at the times necessary to avoid the application of the 4% federal excise tax imposed on certain undistributed income of regulated investment companies. Each Portfolio will be required to pay the 4% excise tax to the extent it does not distribute to its shareholders during any calendar year at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income for the twelve months ended October 31, or December 31 if elected by the Portfolio, of such year. Certain distributions of a Portfolio which are paid in January of a given year but are declared in the prior October, November or December to shareholders of record as of a specified date during such a month may be treated as having been distributed in December and will be taxable to shareholders as if received in December.

     Except as described below with respect to straddles, gains or losses on sales of securities by a Portfolio will be long-term capital gains or losses if the securities have been held by the Portfolio for more than one year and other gains or losses on sales of securities will be short-term capital gains or losses.

     Certain listed options, futures contracts and forward foreign currency contracts are considered "section 1256 contracts" for U.S. federal income tax purposes. In general, gain or loss realized by a Portfolio on section 1256 contracts will be considered 60% long-term and 40% short-term capital gain or loss. Also, section 1256 contracts held by a Portfolio at the end of each taxable year will be "marked to market," that is, treated for federal income tax purposes as though sold for fair market value on the last business day of such taxable year. A Portfolio can elect to exempt its section 1256 contracts which are part of a "mixed straddle" (as described below) from the application of section 1256.

     With respect to over-the-counter put and call options, gain or loss realized by a Portfolio upon the lapse or sale of such options held by the Portfolio will be either long-term or short-term capital gain or loss depending upon the Portfolio's holding period with respect to such option. However, gain or loss realized upon the lapse or closing out of such options that are written by a Portfolio will be treated as short-term capital gain or loss. In general, if a Portfolio exercises an option, or an option that the Portfolio has written is exercised, gain or loss on the option will not be separately recognized but the premium received or paid will be included in the calculation of gain or loss upon disposition of the property underlying the option.

     Any security, option, futures contract, forward foreign currency contract, forward commitment, or other position entered into or held by a Portfolio which acts as a hedge with respect to any other position held by the Portfolio may constitute a "straddle" for federal income tax purposes. A straddle of at least one, but not all, the positions of which are section 1256 contracts will constitute a "mixed straddle." In general, straddles are subject to certain rules that may affect the character and timing of a Portfolio's gains and losses with respect to straddle positions by requiring, among other things, that loss realized on disposition of one position of a straddle not be recognized until the other position in such straddle is disposed of; that the Portfolio's holding period in straddle positions be suspended while the straddle exists (possibly resulting in gain being treated as short-term capital gain rather than long-term capital gain); and that losses recognized with respect to certain straddle positions, which would otherwise constitute short-term capital losses, be treated as long-term capital losses. Different elections are available to the Portfolios which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles.

     Under section 988 of the Code, foreign currency gain or loss realized with respect to foreign currency denominated debt instruments and other foreign currency denominated positions held or entered into by a Portfolio, except for futures contracts or options that are marked to market under Code section 1256, will be ordinary income or loss. In addition, foreign currency gain or loss realized with respect to certain foreign currency "hedging" transactions will be treated as ordinary income or loss, regardless of whether they would otherwise be marked to market, under Code section 1256.

     Income received by a Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of each Portfolio's assets to be invested in various countries is not known.

     If more than 50% of the value of a Portfolio's total assets at the close of its taxable year consists of the stock or securities of foreign corporations, the Portfolio may elect to "pass through" to its shareholders the amount of foreign income taxes paid by the Portfolio. Pursuant to such election, shareholders would be required: (i) to include in gross income, even though not actually received, their respective pro rata shares of the foreign taxes paid by the Portfolio; (ii) treat their income from the Portfolio as being from foreign sources to the extent that the Portfolio's income is from foreign sources; and
(iii) either to deduct their pro rata share of foreign taxes in computing their taxable income, or to use it as a foreign tax credit against federal income (but not both). No deduction for foreign taxes could be claimed by a shareholder who does not itemize deductions.

     It is anticipated that the International Equity Portfolio, International Fixed-Income Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio will be operated so as to meet the requirements of the Code to "pass through" to shareholders of the Portfolios credits for foreign taxes paid, although there can be no assurance that these requirements will be met. Each shareholder will be notified within 45 days after the close of each taxable year of the Portfolio whether the foreign taxes paid by the Portfolio will "pass through" for that year, and, if so, the amount of each shareholder's pro rata share of (i) the foreign taxes paid, and (ii) the Portfolio's gross income from foreign sources. Of course, shareholders who are not liable for federal income taxes, such as retirement plans qualified under section 401 of the Code, will not be affected by any such "pass through" of foreign tax credits.

     Any gain or loss realized upon a sale or redemption of shares of a Portfolio by a shareholder who is not a dealer in securities is treated as long-term capital gain or loss if the shares have been held for more than one year and otherwise as short-term capital gain or loss; however, any loss realized by a shareholder upon the sale or redemption of shares of a Portfolio held for six months or less is treated as long-term capital loss to the extent of any long-term capital gain distribution received by the shareholder.

     Any loss realized on a sale or exchange of shares of a Portfolio will be disallowed to the extent shares of such Portfolio are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

     If a Portfolio invests in an entity that is classified as a "passive foreign investment company" ("PFIC") for federal income tax purposes, the operation of certain provisions of the Code applying to PFICs could result in the imposition of certain federal income taxes on the Portfolio. In addition, gain realized from the sale or other disposition of PFIC securities may be treated as ordinary income under Section 1291 of the Code.

                              SHAREHOLDER SERVICES

     A special service is available to banks, brokers, investment advisers, trust companies and others who have a number of accounts in any Portfolio. In addition to the copy of the regular Statement of Account furnished to the registered holder after each transaction, a monthly summary of accounts can be provided. The monthly summary will show for each account the account number, the month-end share balance and the dividends and distributions paid during the month. All costs of this service will be borne by the Portfolio. For information on the special monthly summary of accounts, contact the Fund.

                  ORGANIZATION AND DESCRIPTION OF CAPITAL STOCK


     The Fund was incorporated in Maryland on May 17, 1991 as a series investment company. The authorized capital stock of the Fund consists of 1,550,000,000 shares of common stock, $.001 par value. The Fund's Board of Directors has authorized the issuance of the following eleven portfolios: Equity Portfolio; International Equity Portfolio; International Fixed-Income Portfolio; Bond Portfolio; Strategic Yield Portfolio; Small Cap Portfolio; International Small Cap Portfolio; Emerging Markets Portfolio; Global Equity Portfolio; Bantam Value Portfolio; and Emerging World Funds Portfolio. Shares of each Portfolio are classified into two classes of shares--Retail Shares and Institutional Shares. The Board of Directors may, in the future, designate and authorize additional portfolios or the issuance of additional classes of capital stock.


     On January 1, 1992, the Fund, on behalf of the Equity Portfolio, acquired the assets and liabilities of Lazard Equity Fund, formerly a portfolio of Scudder Fund, an open-end, diversified management investment company.

     Lazard Freres has agreed to indemnify Scudder Fund and its directors from any and all claims arising out of the transfer of assets to the maximum extent that Scudder Fund would be so permitted by the Maryland General Corporation Law, subject to the limitations of the Investment Company Act. In addition, the Fund has agreed to indemnify Scudder Fund and its directors and officers from claims arising out of acts or omissions occurring prior to the transfer to the same extent that such individuals could have been indemnified by Scudder Fund. If, however, the Fund (or the Equity Portfolio) ceases to exist, Lazard Freres has agreed, in lieu of the Fund, to indemnify the directors and officers of Scudder Fund as set forth in the next preceding sentence.




     Following for each Portfolio is the name, address and percentage of ownership of each person who owns of record or is known by the Fund as of Sept 30, 1996 to own of record or beneficially 5% or more of the Institutional Shares of that Portfolio: Equity Portfolio: Lazard Freres Asset Management, 30 Rockefeller Plaza, New York, NY 10020, 27.13%, WDB Insurance Ltd, 7 Reid St. Box HM1624, Hamilton, Bermuda, HMGX, 10.67%; International Equity Portfolio: Lazard Freres Asset Management, 30 Rockefeller Plaza, New York, NY 10020, 61.49%; International Fixed-Income Portfolio: Lazard Freres Asset Management, 30 Rockefeller Plaza, New York, NY 10020, 10.81%; Graphic Communications International Union Supplemental Retirement & Disability Fund, 1900 L Street NW, Washington, DC 20036-5002, 7.66%; Bond Portfolio: Lazard Freres Asset Management, 30 Rockefeller Plaza, New York, NY 10020, 34.08%; Sachem Trust National Association , 23 Boston Street, Gilford, CT. 06737, 9.91%, Strategic Yield Portfolio: Lazard Freres Asset Management, 30 Rockefeller Plaza, New York, NY 10020, 36.14%; Triarc Companies Inc., 900 Third St., New York, NY 10022, 7.33% Mellon Bank, N.A., Mutual Funds, P.O. Box 320, Pittsburgh, PA 15230-0320, 6.52%; Small Cap Portfolio: Lazard Freres Asset Management, 30 Rockefeller Plaza, New York, NY 10020, 61.34%; International Small Cap Portfolio: Lazard Freres Asset Management, 30 Rockefeller Plaza, New York, NY 10020, 66.87%;
Emerging Markets Portfolio: Lazard Freres Asset Management, 30 Rockefeller Plaza, New York, NY 10020, 67.10%, Presbyterian Church, 200 East 12 Street, Jefferson, Indiana, 47103, 9.66%; Bantam Value Portfolio, Lazard Freres Asset Management, 30 Rockefeller Plaza, New York, New York 10020, 49.43% and Lazard Global Equity Portfolio, Lazard Freres Asset Management, 30 Rockefeller Plaza, New York, NY 10020, 16.64%. A shareholder who beneficially owns, directly or indirectly, more than 25% of a Portfolio's voting securities may be deemed a "control person" (as defined in the Investment Company Act) of the Portfolios.




     Certain of the stockholders of the Portfolios are investment management clients of the Investment Manager that have entered into agreements with the Investment Manager pursuant to which the Investment Manager has investment discretion and voting power over any assets held in the clients' accounts, including any shares of the Portfolios. Accordingly, for purposes of the list above, the Fund considered the Investment Manager to be a beneficial owner of any shares of the Portfolios held in management accounts on behalf of its investment management clients.

     Generally, all shares of the Fund have equal voting rights and will be voted in the aggregate, and not by class, except where voting by class is required by law or where the matter involved affects only one class. As used in the Prospectus and in this Statement of Additional Information, the vote of a majority of the Fund's outstanding voting securities means the vote of the lesser of (i) 67% of the Fund's shares represented at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or
(ii) more than 50% of the Fund's outstanding shares and the vote of a majority of a Portfolio's outstanding voting securities means the vote of the lesser of
(i) 67% of the shares of the Portfolio represented at a meeting if the holders of more than 50% of the outstanding shares of the Portfolio are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Portfolio. Shareholders are entitled to one vote for each full share held, and fractional votes for fractional shares held.




     Each share of the applicable Class of a Portfolio of the Fund is entitled to such dividends and distributions out of the income earned on the assets belonging to that Portfolio as are declared in the discretion of the Fund's Board of Directors. In the event of the liquidation or dissolution of the Fund, shares of a Portfolio are entitled to receive the assets attributable to the applicable Class of that Portfolio that are available for distribution based upon the relative net assets of the applicable Class.




     Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Fund.


                                      OTHER

     The Registration Statement, including the Prospectus, the Statement of Additional Information and the exhibits filed therewith, may be examined at the office of the Commission in Washington, D.C. Statements contained in the Prospectus or the Statement of Additional Information as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                    CUSTODIAN


     As the Fund's custodian, State Street Bank, among other things, maintains a custody account or accounts in the name of each Portfolio; receives and delivers all assets for each Portfolio upon purchase and upon sale or maturity; collects and receives all income and other payments and distributions on account of the assets of each Portfolio and disburses the Portfolio's assets in payment of its expenses. The custodian does not determine the investment policies of any Portfolio or decide which securities any Portfolio will buy or sell.




                       COUNSEL AND INDEPENDENT ACCOUNTANTS

     Legal matters in connection with the issuance of the shares of the Fund offered hereby will be passed upon by Stroock & Stroock & Lavan, Seven Hanover Square, New York, New York 10004-2696.

     ABA Seymour Schneidman Financial Services Group, a division of Anchin, Block & Anchin LLP, has been selected as the independent accountants for the Fund.


                        YIELD AND TOTAL RETURN QUOTATIONS

     From time to time, the Fund may advertise "yield," "actual distribution rate" and "total return" quotations for one or more of the Portfolios. A Portfolio's "yield" for any 30-day period is computed by dividing the net investment income per share earned during such period by the maximum public offering price per share on the last day of the period, and then annualizing such 30-day yield in accordance with a formula prescribed by the Commission which provides for compounding on a semi-annual basis. A Portfolio's "actual distribution rate" is computed in the same manner as yield except that actual income dividends declared per share during the period in question is substituted for net investment income per share. Advertisements of a Portfolio's "total return" disclose a Portfolio's average annual compounded total return for its most recently completed one-, five- and ten-year periods (or the period since the Portfolio's inception). A Portfolio's total return for each such period is computed by finding, through the use of a formula prescribed by the Commission, the average annual compounded rate of return over the period that would equate an assumed initial amount invested to the value of such investment at the end of the period. For purposes of computing total return, income dividends and capital gains distributions paid on shares of a Portfolio are assumed to have been reinvested when received.


     The yield for the 30-day period ended June 30, 1996 and the actual distribution rate for such period for the Institutional Shares of each Portfolio indicated below was as follows:

Name of Portfolio                       30-Day Yield        Distribution Rate
-----------------                       ------------        -----------------

Bond                                        6.1%                 0.44%
International Fixed-Income                  5.3%                 0.43%
Strategic Yield                             8.7%                 0.50%

     The average annual total return of Institutional Shares for the indicated Portfolio and periods ended June 30, 1996 was as follows:

Name of Portfolio                  1-Year         5-Year         10-Year
-----------------                  ------         ------         -------


Equity                             25.3%          17.7%           13.5%(8)
International Equity               18.2%           9.9%(1)         N/A
International Fixed-Income          0.9%           9.4%(2)         N/A
Bond                                4.5%           6.2%(3)         N/A
Strategic Yield                    12.2%           8.4%(4)         N/A
Small Cap                          15.6%          20.0%(5)         N/A
International Small Cap            11.3%           5.7%(6)         N/A
Emerging Markets                   22.2%           5.8%(7)         N/A

_________________
(1) For the period October 29, 1991 through June 30, 1996.
(2) For the period November 8, 1991 through June 30, 1996.
(3) For the period November 12, 1991 through June 30, 1996.
(4) For the period October 1, 1991 throgh June 30, 1996.
(5) For the period October 30, 1991 through June 30, 1996.
(6) For the period December 1, 1993 through June 30, 1996.
(7) For the period July 15, 1994 through June 30, 1996.
(8) For the period June 1, 1987 through June 30, 1996.

     The total return of  Institutional  Shares for the indicated  Portfolio for
the  period  from  inception  of the  Portfolio  through   June 30, 1996  was as
follows:

Name of Portfolio           Total Return from Inception
-----------------           ---------------------------

Equity                                  214.1%(1)
International Equity                     55.2%(2)
International Fixed-Income               51.8%(3)
Bond                                     32.2%(4)
Strategic Yield                          46.4%(5)
Small Cap                               133.8%(6)
International Small Cap                  15.3%(7)
Emerging Markets                         11.7%(8)
Global Equity                             5.3%(9)
Bantam Value                             17.7%(10)
_________________


(1) For the period June 1, 1987 (commencement of operations) through June 30, 1996.

(2) For the period October 29, 1991 (commencement of operations) through June 30, 1996.

(3) For the period November 8, 1991 (commencement of operations) through June 30, 1996.

(4) For the period November 12, 1991 (commencement of operations) through June 30, 1996.

(5) For the period October 1, 1991 (commencement of operations) through June 30, 1996.

(6) For the period October 30, 1991 (commencement of operations) through June 30, 1996.

(7) For the period December 1, 1993 (commencement of operations) through June 30, 1996.

(8) For the period July 15, 1994 (commencement of operations) through June 30, 1996.

(9) For the period January 3, 1996 (commencement of operations) through June 30, 1996.

(10) For the period March 1, 1996 (commencement of operations) through June 30, 1996.



     A Portfolio's yield, actual distribution rate and total return are not fixed and will fluctuate in response to prevailing market conditions or as a function of the type and quality of the securities held by such Portfolio, its average portfolio maturity and its expenses. Yield, actual distribution rate and total return information is useful in reviewing a Portfolio's performance and such information may provide a basis for comparison with other investments but such information may not provide a basis for comparison with certificates of deposit, which pay a fixed rate of return, or money market funds, which seek a stable net asset value. Investment return and principal value of an investment in a Portfolio will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


     Performance of each Class will be calculated separately and will take into account any applicable distribution and service fees. As a result, at any given time, the performance of Retail Shares should be expect to be lower than that of Institutional Shares.


     No performance data is provided for the Emerging World Funds Portfolio which had not commenced operations as of the date performance information was calculated or for the Retail Shares of any Portfolio which had not been offered as of the date hereof.

                                                                      APPENDIX A

                           DESCRIPTION OF OBLIGATIONS
                     ISSUED OR GUARANTEED BY U.S. GOVERNMENT
                          AGENCIES OR INSTRUMENTALITIES


     FEDERAL FARM CREDIT SYSTEM NOTES AND BONDS--are bonds issued by a cooperatively owned nationwide system of banks and associations supervised by the Farm Credit Administration, an independent agency of the U.S. Government. These bonds are not guaranteed by the U.S. Government.

     MARITIME ADMINISTRATION BONDS--are bonds issued and provided by the Department of Transportation of the U.S. Government and are guaranteed by the U.S. Government.

     FHA DEBENTURES--are debentures issued by the Federal Housing Administration of the U.S. Government and are guaranteed by the U.S. Government.

     GNMA CERTIFICATES--are mortgage-backed securities which represent a partial ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Each mortgage loan included in the pool is either insured by the Federal Housing Administration or guaranteed by the Veterans Administration.

     FHLMC BONDS--are bonds issued and guaranteed by the Federal Home Loan Mortgage Corporation.

     FNMA BONDS--are bonds issued and guaranteed by the Federal National Mortgage Association.

     FEDERAL HOME LOAN BANK NOTES AND BONDS--are notes and bonds issued by the Federal Home Loan Bank System and are not guaranteed by the U.S. Government.

              STUDENT  LOAN  MARKETING  ASSOCIATION  ("SALLIE  MAE")  NOTES  AND
     BONDS--are   notes  and  bonds  issued  by  the  Student   Loan   Marketing
Association.

     Although this list includes a description of the primary types of U.S. Government agency or instrumentality obligations in which the Portfolios intend to invest, each Portfolio may invest in obligations of U.S. Government agencies or instrumentalities other than those listed above.

                                                                      APPENDIX B

                    FUTURES CONTRACTS AND OPTIONS ON FUTURES
                        CONTRACTS AND FOREIGN CURRENCIES


FUTURES CONTRACTS

     Each of the International Fixed-Income Portfolio, Bond Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio may enter into contracts for the purchase or sale for future delivery of fixed-income securities or contracts based on financial indices including any index of U.S. Government Securities or corporate debt securities. In addition, the International Fixed-Income Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio and Emerging World Funds Portfolio may enter into contracts for the purchase or sale for future delivery of foreign currencies. U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. Each of the International Fixed-Income Portfolio, Bond Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio may enter into futures contracts which are based on debt securities that are backed by the full faith and credit of the U.S. Government, such as long-term U.S. Treasury Bonds, Treasury Notes, Government National Mortgage Association modified pass-through mortgage-backed securities and three-month U.S. Treasury Bills. The International Fixed-Income Portfolio, Bond Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio may also enter into futures contracts which are based on bonds issued by entities other than the U.S. government.

     At the same time a futures contract is purchased or sold, the Portfolio must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1-1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" would be required if there has been a decline in the contract's value.

     At the time of delivery of securities pursuant to such a contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some cases, securities called for by a futures contract may not have been issued when the contract was written.

     Although futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the International Fixed-Income Portfolio and the Bond Portfolio will incur brokerage fees when they purchase or sell futures contracts.

     The purpose of the acquisition or sale of a futures contract in the case of a Portfolio, which holds or intends to acquire fixed-income securities, is to attempt to protect the Portfolio from fluctuations in interest or foreign exchange rates without actually buying or selling fixed-income securities or foreign currency. For example, if interest rates were expected to increase, the Portfolio might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Portfolio. If interest rates did increase, the value of the debt securities in the Portfolio would decline, but the value of the futures contracts to the Portfolio would increase at approximately the same rate, thereby keeping the net asset value of the Portfolio from declining as much as it otherwise would have. The Portfolio could accomplish similar results by selling debt securities and investing in bonds with short maturities when interest rates are expected to increase; however, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique allows the Portfolio to maintain a defensive position without having to sell its portfolio securities.

     Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to attempt to hedge against anticipated purchases of debt securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, the Portfolio could take advantage of the anticipated rise in the value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Portfolio could then buy debt securities on the cash market. To the extent a Portfolio enters into futures contracts for this purpose, the assets in the segregated asset account maintained to cover the Portfolio's obligations with respect to such futures contracts will consist of cash, U.S. Government Securities, cash equivalents or high quality liquid debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial and variation margin payments made by the Portfolio with respect to such futures contracts.

     The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate trends by the Investment Manager may still not result in a successful transaction.

     In addition, futures contracts entail risks. Although the Fund believes that use of such contracts will benefit the Portfolio, if the Investment Manager's investment judgment about the general direction of interest rates is incorrect, the overall performance of the Portfolio would be poorer than if it had not entered into any such contracts. For example, if the Portfolio has hedged against the possibility of an increase in interest rates which would adversely affect the price of debt securities held in its portfolio and interest rates decrease instead, the Portfolio will lose part or all of the benefit of the increased value of its debt securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Portfolio has insufficient cash, it may have to sell debt securities from its portfolio to meet daily variation margin requirements. Such sales of bonds may be, but will not necessarily be, at increased prices which reflect the rising market. The Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

OPTIONS ON FUTURES CONTRACTS

     Each of the International Fixed-Income Portfolio, Bond Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio may purchase and write options on futures contracts for hedging purposes. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when the Portfolio is not fully invested it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.

     The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Portfolio's investment portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Portfolio intends to purchase. If a put or call option that a Portfolio has written is exercised, the Portfolio will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, a Portfolio's losses from existing options on futures may to some extent be reduced or increased by changes in the value of its portfolio securities.

     The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, one of the Portfolios may purchase a put option on a futures contract to hedge the Portfolio's investment portfolio against the risk of rising interest rates.

     The amount of risk the Portfolio assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

OPTIONS ON FOREIGN CURRENCIES

     Each of the International Fixed-Income Portfolio, Strategic Yield Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio and Emerging World Funds Portfolio may purchase and write options on foreign currencies in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, these Portfolios may purchase put options on the foreign currency. If the value of the currency does decline, the Portfolio will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

     Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Portfolio may purchase call options thereon. The purchase of such options could offset, at least partially, the adverse effects of such movements in exchange rates. As in the case of other types of options, however, the benefit to the Portfolio deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated the Portfolio could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

     The International Fixed-Income Portfolio, Strategic Yield Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio and Emerging World Funds Portfolio may write options on foreign currencies for the same types of hedging purposes. For example, where one of these Portfolios anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

     Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Portfolio could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Portfolio to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Portfolio would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, these Portfolios also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

     The International Fixed-Income Portfolio, Strategic Yield Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio and Emerging World Funds Portfolio may write covered call options on foreign currencies. A call option written on a foreign currency is "covered" if the Portfolio owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the Fund's Custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also "covered" if the Portfolio has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash, U.S. Government Securities and other high quality liquid debt securities in a segregated account with the Fund's Custodian.

     The International Fixed-Income Portfolio, Strategic Yield Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio and Emerging World Funds Portfolio also may write call options on foreign currencies that are not covered for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in the U.S. dollar value of a security which the Portfolio owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, the Portfolio collateralizes the option by maintaining in a segregated account with the Fund's Custodian, cash, U.S. Government Securities or other high quality liquid debt securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked to market daily.

      ADDITIONAL RISKS OF OPTIONS ON FUTURES CONTRACTS, FORWARD CONTRACTS
                        AND OPTIONS ON FOREIGN CURRENCIES

     Unlike transactions in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the Securities and Exchange Commission (the "Commission"). To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to regulation by the Commission. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option writer and a trader of forward contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.

     Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the Commission, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

     The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

     In addition, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Portfolio's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS
JUNE 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

                DESCRIPTION                    SHARES           VALUE
---------------------------------------------------------------
LAZARD EQUITY PORTFOLIO
COMMON STOCKS--94.4%
AEROSPACE & DEFENSE--3.3%
   Lockheed Martin Corp. ..................       52,000     $  4,368,000
   McDonnell Douglas Corp. ................       82,600        4,006,100
                                                             ------------
                                                                8,374,100
                                                             ------------
AGRICULTURAL MACHINERY--1.3%
   Deere & Co. ............................       83,100        3,324,000
                                                             ------------
AIRLINE--1.5%
   AMR Corp. (a)...........................       41,600        3,785,600
                                                             ------------
AUTOMOTIVE--2.8%
   Chrysler Corp. .........................       63,900        3,961,800
   General Motors Corp. ...................       57,600        3,016,800
                                                             ------------
                                                                6,978,600
                                                             ------------
BANKS--8.5%
   Bank of New York Company, Inc. .........       75,000        3,843,750
   BankAmerica Corp. ......................       34,500        2,613,375
   Chase Manhattan Corp. (New).............       77,012        5,438,972
   NationsBank Corp. ......................       44,900        3,709,863
   Summit Bancorp..........................       82,200        2,887,275
   Wells Fargo & Co. ......................       11,733        2,802,720
                                                             ------------
                                                               21,295,955
                                                             ------------
BEVERAGES--1.0%
   Cadbury Schweppes PLC (b)...............       77,500        2,499,375
                                                             ------------
BROADCASTING--1.6%
   Viacom, Inc. Class B (a)................      101,600        3,949,700
                                                             ------------
CHEMICALS & PLASTICS--3.8%
   Du Pont (E.I.) De Nemours & Co. ........       56,000        4,431,000
   Hercules, Inc. .........................       41,900        2,314,975
   W. R. Grace & Co. ......................       37,100        2,629,462
                                                             ------------
                                                                9,375,437
                                                             ------------
COMMERCIAL SERVICES--1.1%
   WMX Technologies, Inc. .................       83,200        2,724,800
                                                             ------------
COMMUNICATION SERVICES--5.3%
   AT&T Corp. .............................       92,700        5,747,400
   Tele-Communications, Inc. (New) TCI
     Group Series A (a)....................      254,200        4,607,375
   U S West, Inc. (a)......................      157,900        2,881,675
                                                             ------------
                                                               13,236,450
                                                             ------------
COMPUTERS & BUSINESS EQUIPMENT--2.0%
   Digital Equipment Corp. (a).............      109,400        4,923,000
                                                             ------------
CONSUMER GOODS--1.5%
   Dial Corp. .............................      129,700        3,712,663
                                                             ------------
DRUGS & HEALTH CARE--4.6%
   Astra AB (b)............................       74,200        3,246,250
   Columbia/HCA Healthcare Corp. ..........       82,625        4,410,109
   Pharmacia & Upjohn, Inc. ...............       87,500        3,882,813
                                                             ------------
                                                               11,539,172
                                                             ------------
ELECTRICAL EQUIPMENT--1.3%
   Arrow Electronics, Inc. (a).............       75,800        3,268,875
                                                             ------------
ENERGY--7.0%
   Amoco Corp. ............................       31,500        2,279,812
   Kerr-McGee Corp. .......................       40,000        2,435,000

                DESCRIPTION                    SHARES           VALUE
---------------------------------------------------------------
   Mobil Corp. ............................       56,000     $  6,279,000
   Noble Affiliates, Inc. .................       64,900        2,449,975
   Royal Dutch Petroleum Co. (b)...........       26,800        4,120,500
                                                             ------------
                                                               17,564,287
                                                             ------------
ENTERTAINMENT--3.5%
   Brunswick Corp. ........................      157,600        3,152,000
   Carnival Corp. Class A..................       94,600        2,731,575
   ITT Corp. (New) (a).....................       43,900        2,908,375
                                                             ------------
                                                                8,791,950
                                                             ------------
FINANCIAL SERVICES--1.6%
   Travelers Group, Inc. ..................       86,100        3,928,313
                                                             ------------
FOOD PROCESSING--3.0%
   Archer Daniels Midland Co. .............      206,900        3,956,962
   IBP, Inc. ..............................      132,500        3,660,313
                                                             ------------
                                                                7,617,275
                                                             ------------
INDUSTRIAL & MACHINERY--0.7%
   ITT Industries, Inc. ...................       73,200        1,839,150
                                                             ------------
INSURANCE--7.2%
   Aetna Life & Casualty Co. ..............       51,100        3,653,650
   Allstate Corp. .........................       66,499        3,034,017
   Cigna Corp. ............................       26,900        3,170,837
   Exel Ltd. ..............................       49,400        3,482,700
   ITT Hartford Group, Inc. ...............       86,800        4,622,100
                                                             ------------
                                                               17,963,304
                                                             ------------
MANUFACTURING--4.4%
   Allied Signal, Inc. ....................       78,200        4,467,175
   General Electric Co. ...................       75,200        6,504,800
                                                             ------------
                                                               10,971,975
                                                             ------------
MEDICAL SUPPLIES--1.5%
   Baxter International, Inc. .............       77,000        3,638,250
                                                             ------------
OFFICE EQUIPMENT--1.3%
   Xerox Corp. ............................       62,400        3,338,400
                                                             ------------
PAPER PRODUCTS--2.6%
   Champion International Corp. ...........       71,700        2,993,475
   Kimberly-Clark Corp. ...................       45,706        3,530,789
                                                             ------------
                                                                6,524,264
                                                             ------------
RETAIL--7.1%
   Federated Department Stores, Inc. (a)...      104,200        3,555,825
   Nordstrom, Inc. ........................       52,400        2,331,800
   Sears Roebuck & Co. ....................       89,200        4,337,350
   Wal-Mart Stores, Inc. ..................      147,900        3,752,962
   Woolworth Corp. ........................      164,100        3,692,250
                                                             ------------
                                                               17,670,187
                                                             ------------
SAVINGS & LOAN--0.8%
   Great Western Financial Corp. ..........       78,800        1,881,350
                                                             ------------
TECHNOLOGY--7.2%
   Advanced Micro Devices, Inc. (a)........      130,700        1,780,788
   General Instrument Corp. (a)............      127,000        3,667,125
   Intel Corp. ............................       36,200        2,658,437
   International Business Machines
     Corp. ................................       47,200        4,672,800
   LSI Logic Corp. (a).....................      134,400        3,494,400
   SGS-Thomson Microelectronics NV (a).....       50,000        1,793,750
                                                             ------------
                                                               18,067,300
                                                             ------------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

                DESCRIPTION                    SHARES           VALUE
---------------------------------------------------------------
LAZARD EQUITY PORTFOLIO (CONTINUED)
TOBACCO--4.4%
   Philip Morris Companies, Inc. ..........       75,100     $  7,810,400
   UST, Inc. ..............................       91,300        3,127,025
                                                             ------------
                                                               10,937,425
                                                             ------------
TRANSPORTATION--0.8%
   Burlington Northern Santa Fe............       24,800        2,005,700
                                                             ------------
UTILITIES--1.7%
   National Power PLC (b)..................      172,500        4,204,688
                                                             ------------
TOTAL COMMON STOCKS
 (Identified cost $202,005,588)............                   235,931,545
                                                             ------------
PREFERRED STOCKS--1.2%
 (Identified cost $2,626,127)
FINANCIAL SERVICES--1.2%
   Time Warner Financing Trust.............       82,500        2,970,000
                                                             ------------

                                              PRINCIPAL
                DESCRIPTION                    AMOUNT           VALUE
---------------------------------------------------------------
DISCOUNT NOTES--4.3%
 (Identified cost $10,662,769)
   Federal Home Loan Bank Discount Notes,
     5.28%, 7/12/96........................  $10,680,000     $ 10,662,770
                                                             ------------
TOTAL INVESTMENTS
 (Identified cost $215,294,484) (c)........         99.9%     249,564,315
CASH AND OTHER ASSETS IN EXCESS OF
 LIABILITIES...............................          0.1          334,378
                                                    ----       ----------
NET ASSETS.................................        100.0%    $249,898,693
                                                    ----       ----------
                                                    ----       ----------

(a) Non-income producing security.
(b) American Depository Receipts.
(c) The aggregate cost for federal income tax purposes is $215,294,484; aggregate gross unrealized appreciation is $37,895,718 and aggregate gross unrealized depreciation is $3,625,887, resulting in net unrealized appreciation of $34,269,831.

--------------------------------------------------------------------------------

                  LAZARD INTERNATIONAL EQUITY PORTFOLIO

COMMON STOCKS* --92.9%
AUSTRALIA--2.3%
   Coles Myer, Ltd. .....................    2,164,500     $    7,858,538
   Westpac Bank Corp. ...................    6,221,600         27,526,608
                                                           --------------
   TOTAL AUSTRALIA.......................                      35,385,146
                                                           --------------
DENMARK--1.0%
   Unidanmark Class A....................      343,800         15,962,038
                                                           --------------
FINLAND--1.5%
   Kymmene OY (a)........................    1,120,300         23,244,846
                                                           --------------
FRANCE--13.4%
   Accor SA..............................      110,959         15,532,017
   Alcatel Alsthom (Cie Gen El)..........      487,100         42,520,394
   Banque Nationale de Paris.............      493,922         17,351,992
   Cie de Saint Gobain...................      218,900         29,322,284
   Generale des Eaux.....................      263,292         29,433,257
   Rhone-Poulenc A (New).................       16,690            439,023
   Rhone-Poulenc SA......................    1,064,300         27,933,840
   Roussel Uclaf 144A (b)................      131,300         15,493,400
   Societe Nationale Elf Aquitaine.......      218,300         16,068,197
   Total SA Class B......................      232,281         17,241,793
                                                           --------------
   TOTAL FRANCE..........................                     211,336,197
                                                           --------------
GERMANY--11.3%
   Daimler-Benz AG (a)...................       57,730         30,924,752
   Deutsche Bank AG (a)..................      503,300         23,832,687
   Hoechst AG............................    1,162,800         39,461,019
   Mannesmann AG.........................       20,720          7,167,853
   Mannesmann AG (b).....................       64,205         21,893,905
   Siemens AG............................      533,700         28,536,540
   Veba AG...............................      476,580         25,347,599
                                                           --------------
   TOTAL GERMANY.........................                     177,164,355
                                                           --------------
HONG KONG--2.0%
   HSBC Holdings, Ltd. ..................    2,094,615         31,659,513
                                                           --------------
JAPAN--27.8%
   Dai Nippon Printing...................      653,000         12,658,163
   DDI Corp. ............................        3,667         32,054,606
                                             SHARES
                                           -----------
   Honda Motor Co. ......................    1,072,000     $   27,837,791
   Matsushita Electric Industrial Co. ...    1,719,000         32,064,737
   Mitsubishi Heavy Ind. ................    3,910,000         34,071,504
   Mitsui Marine & Fire..................      990,000          7,884,515
   Nintendo Co. .........................      250,000         18,653,134
   NKK Corp. (a).........................    5,583,000         16,948,347
   Omron Corp. ..........................      642,000         13,677,685
   Orix Corp. ...........................      576,000         21,383,075
   Promise Company, Ltd. ................      218,600         10,793,581
   Ricoh Company, Ltd. ..................    2,924,000         31,013,944
   Rohm Company, Ltd. ...................      567,000         37,535,592
   Sekisui Chemical Co. .................    2,005,000         24,566,360
   Sony Corp. ...........................      778,000         51,290,450
   Sumitomo Trust & Banking..............    2,250,000         30,859,964
   Toyota Motor Corp. ...................    1,383,000         34,649,294
                                                           --------------
   TOTAL JAPAN...........................                     437,942,742
                                                           --------------
NETHERLANDS--6.0%
   Heineken NV...........................      184,000         41,147,816
   ING Groep NV (a)......................      655,400         19,560,164
   Royal Dutch Petroleum Co. (b).........      222,100         34,147,875
                                                           --------------
   TOTAL NETHERLANDS.....................                      94,855,855
                                                           --------------
NEW ZEALAND--0.4%
   Lion Nathan Ltd. .....................    2,487,000          6,519,071
                                                           --------------
SPAIN--2.3%
   ENDESA................................      574,900         35,884,934
                                                           --------------
SWEDEN--3.0%
   Astra AB Series B.....................      326,600         14,257,700
   Electrolux AB Series B................      287,300         14,473,279
   Nackebro Fastighets AB (a)............       85,520          1,059,295
   Svenska Handelsbanken Series A........      838,800         17,548,647
                                                           --------------
   TOTAL SWEDEN..........................                      47,338,921
                                                           --------------
SWITZERLAND--6.2%
   Baloise Holdings Ltd. ................        8,073         17,564,038
   Ciba Geigy AG.........................       25,160         30,690,289

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

               DESCRIPTION                   SHARES            VALUE
---------------------------------------------------------------
LAZARD INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)
   Nestle SA.............................       26,410     $   30,187,082
   SGS Holding...........................        7,947         19,037,966
                                                           --------------
   TOTAL SWITZERLAND.....................                      97,479,375
                                                           --------------
UNITED KINGDOM--15.7%
   Allied Domecq PLC.....................    3,039,200         21,381,544
   British Aerospace Ord. PLC............    2,237,887         33,938,448
   Cadbury Schweppes PLC.................    4,092,912         32,354,282
   General Electric Co. PLC..............    2,767,900         14,894,818
   Lloyds Abbey Life PLC.................    1,800,900         14,208,063
   Mirror Group PLC......................    3,323,600         10,504,001
   National Power Ord. PLC...............    1,598,200         12,906,725
   National Power P/P Ord. PLC (a).......    1,699,200         10,133,449
   Rank Organisation PLC.................    1,994,400         15,409,442
   Redland PLC...........................    2,657,800         16,428,085
   Sears PLC.............................   14,956,300         22,995,398
   THORN EMI PLC.........................      553,300         15,415,751
   Unilever PLC..........................    1,377,700         27,387,110
                                                           --------------
   TOTAL UNITED KINGDOM..................                     247,957,116
                                                           --------------
TOTAL COMMON STOCKS
 (Identified cost $1,278,013,859)........                   1,462,730,109
                                                           --------------
PREFERRED STOCKS* --2.8%
AUSTRALIA--1.6%
   News Corporation, Ltd. (b)............    1,277,700         25,713,713
                                                           --------------
ITALY--1.2%
   Fiat SPA..............................   10,889,500         19,129,962
                                                           --------------
TOTAL PREFERRED STOCKS
 (Identified cost $47,069,856)...........                      44,843,675
                                                           --------------
RIGHTS--0.0%
 (Identified cost $0)
GERMANY--0.0%
   Daimler-Benz AG (a)...................       29,230              4,037
                                                           --------------

                                            PRINCIPAL
               DESCRIPTION                   AMOUNT            VALUE
---------------------------------------------------------------
DISCOUNT NOTES--3.3%
   Federal Home Loan Bank Discount Notes,
       5.24%, 7/1/96.....................  $40,000,000     $   40,000,000
       5.28%, 7/12/96....................   11,865,000         11,845,858
                                                           --------------
TOTAL DISCOUNT NOTES
 (Identified cost $51,845,858)...........                      51,845,858
                                                           --------------
TOTAL INVESTMENTS
 (Identified cost $1,376,929,573) (c)....         99.0%     1,559,423,679
CASH AND OTHER ASSETS IN EXCESS OF
 LIABILITIES.............................          1.0         15,750,388
                                                  ----       ------------
NET ASSETS...............................        100.0%    $1,575,174,067
                                                  ----       ------------
                                                  ----       ------------

(a) Non-income producing security.
(b) American Depository Receipts.
(c) The aggregate cost for federal income tax purposes is $1,376,929,573; aggregate gross unrealized appreciation is $203,694,297 and aggregate gross unrealized depreciation is $21,200,191, resulting in net unrealized appreciation of $182,494,106.

 * Percentages of common and preferred stocks are presented in the portfolio by country.

   Percentages by industry are as follows:

   Aerospace & Defense 2.2%, Automotive 7.1%, Banks 8.7%, Chemicals & Plastics 5.9%, Computer & Business Equipment 2.0%, Construction Materials 2.9%, Drugs & Health Care 3.8%, Electrical Equipment 11.7%, Electronics 4.4%, Energy 2.2%, Entertainment 1.0%, Financial Services 3.8%, Food & Beverage 8.4%, Forest Products & Paper 1.5%, Household Products 1.7%, Insurance 3.7%, International Oil 1.1%, Machinery 4.0%, Petroleum Equipment & Services 1.0%, Publishing 2.3%, Real Estate 0.1%, Retailing 2.9%, Services 3.0%, Steel 1.1%, Telephone 2.0%, Utilities 7.2%.

Forward Foreign Currency Contracts open at June 30, 1996:

                                                       Unrealized
  Contracts          In Exchange        Delivery      Appreciation
  to Deliver             For              Date       (Depreciation)
--------------     ----------------     --------     --------------
$   2,891,510      FRF 14,833,085        7/31/96        $ (7,716)
$   1,832,112      AUD  2,321,774         7/5/96          (7,535)
$   1,311,679      AUD  1,660,564         7/3/96          (6,717)
SEK 2,933,963       $     440,998         7/1/96          (2,192)
                                                     --------------
                                                        $(24,160)
                                                     --------------
                                                     --------------

--------------------------------------------------------------------------------

                                             PRINCIPAL
                                              AMOUNT
                                          ---------------
LAZARD INTERNATIONAL FIXED-INCOME
 PORTFOLIO
CURRENCY DENOMINATED BONDS*--96.8%
ARGENTINA PESO--0.4%
GOVERNMENT OBLIGATION
   Republic of Argentina, 3.36%,
     4/1/01 (a)....................  ARP          200,000     $   212,085
                                                              -----------
AUSTRALIAN DOLLAR--0.7%
CORPORATE BOND
   Bayerische Vereinsbank, 10.00%,
     12/16/99......................  AUD          210,000         170,805
GOVERNMENT OBLIGATION
   Commonwealth of Australia,
     9.00%, 9/15/04................               297,000     $   235,831
                                                              -----------
   TOTAL AUSTRALIAN DOLLAR.........                               406,636
                                                              -----------
AUSTRIAN SCHILLING--1.3%
GOVERNMENT OBLIGATION
   Republic of Austria, 8.00%,
     3/18/02.......................  ATS        7,320,000         747,078
                                                              -----------
BRAZILIAN REAL--0.6%
CORPORATE BONDS
   Chase Brazil Note, 17.638%,
     9/16/96.......................  BRL          168,034         167,933
   Chase Brazil Note, 24.78%,
     7/1/96 (a)....................               161,224         156,742
                                                              -----------
   TOTAL BRAZILIAN REAL............                               324,675
                                                              -----------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

                                             PRINCIPAL
            DESCRIPTION                       AMOUNT             VALUE
---------------------------------------------------------------
LAZARD INTERNATIONAL FIXED-INCOME
 PORTFOLIO (CONTINUED)
BRITISH POUND--8.1%
CORPORATE BONDS
   Barclays Bank PLC, 12.75%,
     11/26/97......................  GBP          310,000     $   520,257
   Bayerische Landesbank
     Girozentrale, 8.50%,
     2/26/03.......................               275,000         436,694
   Birmingham Midshires Building
     Society, 9.125%, 1/5/06.......               500,000         778,615
   Merrill Lynch & Company, 7.375%,
     12/6/01.......................               775,000       1,170,504
   West LB Finance Curacao NV,
     8.50%, 6/2/03.................               820,000       1,299,342
   The Woolwich Building Society,
     11.625%, 12/18/01.............               250,000         445,285
                                                              -----------
   TOTAL BRITISH POUND.............                             4,650,697
                                                              -----------
CANADIAN DOLLAR--2.2%
CORPORATE BONDS
   NHA Mortgage Backed, 7.00%,
     5/1/06........................  CAD          298,595         211,879
   Quebec Housing, 8.95%,
     5/13/13.......................               415,000         318,836
GOVERNMENT OBLIGATION
   Government of Canada, 4.25%,
     12/1/21 (a)...................             1,010,000         729,703
                                                              -----------
   TOTAL CANADIAN DOLLAR...........                             1,260,418
                                                              -----------
COLOMBIAN PESO--0.2%
CORPORATE BOND
   Cargil BA Colombia, 0.00%,
     10/17/96......................  COP      130,000,000         110,770
                                                              -----------
CZECH KORUNA--1.2%
CORPORATE BOND
   Skofin, 11.625%, 2/9/98.........  CZK       20,000,000         721,114
                                                              -----------
DANISH KRONE--8.4%
CORPORATE BONDS
   Kreditforen Denmark, 10.20%,
     4/15/04 (a)...................  DKK        5,000,000         948,195
   Nykredit, 6.00%, 10/1/26........             3,718,520         513,490
GOVERNMENT OBLIGATION
   Kingdom of Denmark, 9.00%,
     11/15/98......................            18,350,000       3,397,812
                                                              -----------
   TOTAL DANISH KRONE..............                             4,859,497
                                                              -----------
DUTCH GUILDER--1.9%
CONVERTIBLE BOND
   Koninklijke Nedlloyd Groep NV,
     4.25%, 3/15/01................  NLG          575,000         321,973
GOVERNMENT OBLIGATION
   Government of Netherlands,
     8.75%, 1/15/07................             1,113,000         760,273
                                                              -----------
   TOTAL DUTCH GUILDER.............                             1,082,246
                                                              -----------

                                             PRINCIPAL
            DESCRIPTION                       AMOUNT             VALUE
---------------------------------------------------------------
FRENCH FRANC--7.1%
GOVERNMENT OBLIGATIONS
   Government of France, 7.50%,
     4/25/05.......................  FRF        4,700,000     $   979,639
   Government of France, 8.50%,
     11/25/02......................             7,060,000       1,553,622
   Government of France, 8.50%,
     4/25/03.......................             4,300,000         943,666
   Government of France, 8.50%,
     10/25/19......................             2,850,000         635,759
                                                              -----------
   TOTAL FRENCH FRANC..............                             4,112,686
                                                              -----------
GERMAN MARK--9.1%
CORPORATE BONDS
   Autobahn Tank & Rast, 6.00%,
     10/16/00......................  DEM          610,000         407,603
   Baden Wurttemberg, 6.75%,
     6/22/05.......................               914,000         604,724
   Bank Nederlandse Gemeenten,
     6.50%, 11/4/08................             2,000,000       1,269,319
   International Bank
     Reconstruction & Development,
     7.125%, 4/12/05...............             1,700,000       1,158,302
   Land Hessen, 6.00%, 11/29/13....             1,000,000         648,019
GOVERNMENT OBLIGATION
   Federal Republic of Germany,
     6.00%, 2/16/06................             1,885,000       1,190,135
                                                              -----------
   TOTAL GERMAN MARK...............                             5,278,102
                                                              -----------
GREEK DRACHMA--0.2%
GOVERNMENT OBLIGATIONS
   Greek Treasury Bill, 0.00%,
     7/17/96.......................  GRD       25,000,000         103,335
   Greek Treasury Bill, 0.00%,
     1/31/97.......................             3,500,000          13,404
                                                              -----------
   TOTAL GREEK DRACHMA.............                               116,739
                                                              -----------
HUNGARIAN FORINT--0.3%
CORPORATE BOND
   Unilever, 0.00%, 8/16/96........  HUF       10,000,000          64,686
GOVERNMENT OBLIGATION
   Hungarian Treasury Bill, 0.00%,
     10/11/96......................            15,200,000          94,408
                                                              -----------
   TOTAL HUNGARIAN FORINT..........                               159,094
                                                              -----------
INDONESIAN RUPIAH--0.3%
CORPORATE BOND
   Bank Dagang Nasional Indonesia,
     0.00%, 2/11/97................  IDR      500,000,000         195,610
                                                              -----------
IRISH POUND--1.8%
GOVERNMENT OBLIGATION
   Republic of Ireland, 8.00%,
     10/18/00......................  IEP          610,000       1,016,667
                                                              -----------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

                                             PRINCIPAL
            DESCRIPTION                       AMOUNT             VALUE
---------------------------------------------------------------
LAZARD INTERNATIONAL FIXED-INCOME
 PORTFOLIO (CONTINUED)
ITALIAN LIRA--8.1%
GOVERNMENT OBLIGATIONS
   Republic of Italy, 11.50%,
     3/1/03........................  ITL    1,965,000,000     $ 1,436,744
   Republic of Italy, 12.00%,
     1/17/99.......................         1,395,000,000         979,620
   Republic of Italy, 12.00%,
     9/1/01........................         3,080,000,000       2,261,047
                                                              -----------
   TOTAL ITALIAN LIRA..............                             4,677,411
                                                              -----------
JAPANESE YEN--25.9%
CORPORATE BONDS
   Export-Import Bank of Japan,
     4.375%, 10/1/03...............  JPY      205,000,000       2,033,786
   Isveimer, 4.15%, 3/23/99........           177,000,000       1,671,356
   Sumitomo Bank International,
     0.75%, 5/31/01................            45,000,000         444,384
GOVERNMENT OBLIGATIONS
   Government of Japan, 4.50%,
     6/20/03.......................           762,000,000       7,660,760
   Republic of Austria, 4.50%,
     9/28/05.......................            80,000,000         805,559
   Republic of Austria, 6.25%,
     10/16/03......................            15,000,000         165,958
   Republic of Italy, 3.50%,
     6/20/01.......................           230,000,000       2,183,228
                                                              -----------
   TOTAL JAPANESE YEN..............                            14,965,031
                                                              -----------
MEXICAN PESO--0.2%
GOVERNMENT OBLIGATION
   Mexican Cetes, 0.00%,
     7/18/96.......................  MXN          900,000         116,951
                                                              -----------
NORWEGIAN KRONE--1.7%
CORPORATE BOND
   Sparebanken Norway,
   10.25%, 6/23/03 (a).............  NOK        6,000,000         982,324
                                                              -----------
POLISH ZLOTY--0.2%
GOVERNMENT OBLIGATION
   Poland Treasury Bill, 0.00%,
     8/14/96.......................  PLZ          350,000         125,814
                                                              -----------
PORTUGUESE ESCUDO--0.2%
GOVERNMENT OBLIGATION
   Republic of Portugal, 11.875%,
     2/23/00.......................  PTE       13,000,000          92,841
                                                              -----------
SOUTH AFRICAN RAND--0.3%
GOVERNMENT OBLIGATION
   Republic of South Africa,
     11.50%, 5/30/00...............  ZAR          705,500         149,293
                                                              -----------
SPANISH PESETA--3.7%
GOVERNMENT OBLIGATION
   Kingdom of Spain, 8.00%,
     5/30/04.......................  ESP      289,000,000       2,149,354
                                                              -----------
SWEDISH KRONA--1.4%
GOVERNMENT OBLIGATION
   Kingdom of Sweden, 10.25%,
     5/5/00........................  SEK        4,900,000         816,622
                                                              -----------

                                             PRINCIPAL
            DESCRIPTION                       AMOUNT             VALUE
---------------------------------------------------------------
THAILAND BAHT--0.4%
CORPORATE BONDS
   Peregrine THB Note, 0.00%,
     1/6/97........................  THB        3,000,000     $   112,860
   Thai Fuji Finance Local, 0.00%,
     7/5/96........................             3,000,000         118,060
                                                              -----------
   TOTAL THAILAND BAHT.............                               230,920
                                                              -----------
TURKISH LIRA--0.2%
GOVERNMENT OBLIGATION
   Turkish Treasury Bill, 0.00%,
     9/25/96.......................  TRL   12,000,000,000         121,346
                                                              -----------
UNITED STATES DOLLAR--10.7%
COLLATERALIZED MORTGAGE OBLIGATION
   Federal National Mortgage
     Association, Series 23, Class
     2, 10.00%, 9/1/17.............               678,141         219,972
CORPORATE BONDS
   Americold Corp., 12.875%,
     5/1/08........................  USD          105,000         107,100
   Argosy Gaming Co. 144A, 13.25%,
     6/1/04........................               200,000         202,500
   Asia Invest Interest Ltd.,
     0.00%, 1/13/97................               130,000         121,530
   Big 5 Holdings Inc., 13.625%,
     9/15/02.......................               130,000         121,550
   Cablevision Systems Corp.,
     10.50%, 5/15/16...............               200,000         193,500
   Calpine Corp. 144A, 10.50%,
     5/15/06.......................               210,000         210,525
   Carrols Corp., 11.50%, 8/15/03..               300,000         303,000
   Cobb Theaters 144A, 10.625%,
     3/1/03........................               500,000         507,500
   Commodore Media Inc., 7.50%,
     5/1/03 (a)....................               400,000         414,000
   County Seat Stores Inc., 12.00%,
     10/1/02.......................               130,000         107,900
   Courtyard By Marriott II Ltd.
     144A, 10.75%, 2/1/08..........                50,000          48,875
   Dade International Inc. 144A,
     11.125%, 5/1/06...............               290,000         300,150
   Eagle Food Centers Inc., 8.625%,
     4/15/00.......................                90,000          78,300
   GI Holdings Inc. 144A, 10.00%,
     2/15/06.......................                 2,000           1,990
   Hayes Wheels International Inc.,
     11.00%, 7/15/06...............               183,000         185,516
   Hills Stores Co. 144A, 12.50%,
     7/1/03........................                90,000          88,200
   ICF Kaiser International Inc.,
     13.00%, 12/31/03 (a)..........                90,000          85,950
   KCS Energy Inc., 11.00%,
     1/15/03.......................               100,000         105,500
   Paribas LBP Participation,
     0.00%, 11/28/96...............               108,288         100,860
   Plains Resources Inc., 10.25%,
     3/15/06.......................                95,000          93,813
   Poindexter (J.B.) & Co., 12.50%,
     5/15/04.......................               250,000         215,000
   Reliance Industries Ltd. 144A,
     9.375%, 6/24/26...............               250,000         252,500

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

                                             PRINCIPAL
            DESCRIPTION                       AMOUNT             VALUE
---------------------------------------------------------------
LAZARD INTERNATIONAL FIXED-INCOME
 PORTFOLIO (CONTINUED)
   Remington Product Co. 144A,
     11.00%, 5/15/06...............               150,000     $   149,250
   Smith's Food & Drug Centers,
     Inc., 11.25%, 5/15/07.........               200,000         201,500
   Terex Corp. 144A, 13.75%,
     5/15/02.......................                65,000          67,844
   Unisys Corp. 144A, 12.00%,
     4/15/03.......................               211,000         215,747
   Univision Network Holding LP,
     7.00%, 12/17/02...............                40,000          33,200
   Waxman Industries Inc., 12.75%,
     6/1/04........................                95,000          63,650
FOREIGN GOVERNMENT OBLIGATIONS
   Morocco Restructuring &
     Consolidation Agreement,
     6.438%, 1/1/09 (a)............               250,000         180,625
   Venezuela FLIRB, 6.50%, 3/31/07
     (a)(b)........................               750,000         546,562
YANKEE BONDS
   Den Norske Credit, 5.75%,
     11/29/49 (a)..................               700,000         574,875
   Hong Kong & Shanghai Bank,
     5.563%, 8/29/49 (a)...........               100,000          84,610
                                                              -----------
   TOTAL UNITED STATES DOLLAR......                             6,183,594
                                                              -----------
TOTAL CURRENCY DENOMINATED BONDS*
 (Identified cost $55,484,069).....                            55,865,615
                                                              -----------

                                              SHARES
                                          ---------------
PREFERRED STOCK--0.4%
 (Identified cost $250,937)
   Cablevision Systems Corp.,
     144A..........................                 2,500         242,500
                                                              -----------
COMMERCIAL PAPER--0.8%
   Ford Motor Credit Corp., 5.38%,
     10/1/96.......................               105,000         103,556
   General Motors Acceptance Corp.,
     5.32%, 11/27/96...............                90,000          88,018
                                             PRINCIPAL
            DESCRIPTION                       AMOUNT             VALUE
---------------------------------------------------------------
   General Motors Acceptance Corp.,
     5.34%, 7/12/96................       $       120,000     $   119,804
   General Motors Acceptance Corp.,
     5.37%, 7/19/96................                65,000          64,826
   General Motors Acceptance Corp.,
     5.53%, 12/12/96...............                70,000          68,237
                                                              -----------
TOTAL COMMERCIAL PAPER
 (Identified cost $444,441)........                               444,441
                                                              -----------
TOTAL INVESTMENTS
 (Identified cost $56,179,447)
   (c).............................                  98.0%     56,552,556
CASH AND OTHER ASSETS IN EXCESS OF
 LIABILITIES.......................                   2.0       1,144,517
                                                     ----       ---------
NET ASSETS.........................                 100.0%    $57,697,073
                                                     ----       ---------
                                                     ----       ---------

(a) Variable rate security. Interest shown is the current rate.
(b) Front Loaded Interest Reduction Bond.
(c) The aggregate cost for federal income tax purposes is $56,179,447; aggregate gross unrealized appreciation is $1,016,064 and aggregate gross unrealized depreciation is $642,955, resulting in net unrealized appreciation of $373,109.

 * Percentages of holdings are presented in the portfolio by currency denomination.

   Percentages by country are as follows:

   Argentina 0.4%, Australia 0.7%, Austria 1.3%, Brazil 0.6%, Canada 2.2%, Colombia 0.2%, Czech Republic 1.2%, Denmark 8.4%, France 7.1%, Germany 9.1%, Greece 0.2%, Hong Kong 0.1%, Hungary 0.3%, Indonesia 0.3%, Ireland 1.8%, Italy 8.1%, Japan 25.9%, Mexico 0.2%, Morocco 0.3%, Netherlands 1.9%, Norway 2.7%, Poland 0.2%, Portugal 0.2%, South Africa 0.3%, Spain 3.7%, Sweden 1.4%, Thailand 0.4%, Turkey 0.2%, United Kingdom 8.1%, United States 8.4%, Venezuela 0.9%.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

LAZARD INTERNATIONAL FIXED-INCOME

   PORTFOLIO (CONTINUED)

Forward Foreign Currency Contracts open at June 30, 1996:

                                                                Unrealized
     Contracts              In Exchange         Delivery       Appreciation
    to Deliver                  For               Date        (Depreciation)
-------------------     -------------------     ---------     --------------
 $        70,000        CNY       617,967         3/26/97        $  2,364
 $        70,000        COP    82,048,400        12/12/96           1,968
 $        90,000        CLP    39,265,200        11/29/96           1,688
 $       261,000        ATS     2,803,140         9/12/96           2,012
ATS    2,926,129         $        274,234         9/12/96            (318)
 $       365,007        AUD       464,053         9/12/96          (1,886)
 $     1,530,000        BEL    48,303,630         9/12/96          20,433
 $       788,000        CAD     1,073,492         9/12/96            (490)
 $       355,000        CHF       447,406         9/12/96           5,092
 $     1,348,417        DEM     2,058,538         9/12/96          11,617
DEM       15,835         $         10,500         9/12/96              38
DKK   14,805,705         $      2,512,564         9/12/96         (23,090)
 $       900,005        ESP   115,650,656         9/12/96             (19)
ESP    99,694,800        $        765,000         9/12/96         (10,818)
 $     2,153,273        FRF    11,134,880         9/12/96          19,086
FRF     2,453,819        $        478,094         9/12/96            (633)
 $       173,351        GBP       111,800         9/12/96             196
GBP     221,239          $        340,000         9/12/96          (3,429)
IEP       666,632        $      1,055,175         9/12/96          (9,733)
 $     1,295,321        ITL 2,025,622,500         9/12/96          18,952
ITL  1,124,939,075       $        724,430         9/12/96          (5,458)
 $     2,735,777        JPY   294,750,935         9/12/96         (11,534)
JPY   363,596,632        $      3,372,142         9/12/96          11,588

                                                                Unrealized
     Contracts              In Exchange         Delivery       Appreciation
    to Deliver                  For               Date        (Depreciation)
-------------------     -------------------     ---------     --------------
 $     1,586,405        NLG    2,709,805          9/12/96        $ 11,043
NOK   6,610,968          $     1,008,000          9/12/96         (12,148)
 $       370,444        SEK    2,491,438          9/12/96           5,717
XEU       93,958         $       116,000          9/12/96          (1,332)
 $        65,000        CLP   26,751,471          7/22/96            (242)
 $       118,979        SKK    3,608,964          7/12/96          (2,437)
 $        22,000        CLP    9,136,380          7/11/96             189
 $     1,690,510        JPY  184,882,645          7/10/96               0
JPY    78,663,003        $       719,270          7/10/96               0
 $       763,279        ATS    8,176,033           7/8/96             515
 $       957,301        FRF    4,927,929           7/8/96             769
 $       324,994        IEP      203,625           7/8/96              78
ATS    5,249,905         $       490,108           7/8/96            (331)
FRF     2,474,110        $       480,622           7/8/96            (386)
 $     2,010,223        JPY  219,023,800           7/5/96          (7,536)
 $       112,950        THB    2,865,648           7/5/96             (62)
JPY   317,734,415        $     2,916,199           7/5/96          10,933
 $     2,177,264        ESP   278,842,242          7/3/96           1,106
ESP   394,492,898        $      3,080,281          7/3/96          (1,564)
PLN      243,966         $         89,998          7/3/96             209
                                                              --------------
                                                                 $ 32,147
                                                              --------------
                                                              --------------

--------------------------------------------------------------------------------

                                              PRINCIPAL
               DESCRIPTION                      AMOUNT            VALUE
---------------------------------------------------------------
LAZARD BOND PORTFOLIO
ASSET-BACKED SECURITIES--13.4%
   Advanta Home Equity Loan Trust, Series
     1993-2, Class A2, 6.15%, 10/25/09...    $    562,197     $     542,694
   American Financial Home Equity Loan,
     Series 1991-1, Class A, 8.00%,
     7/25/06.............................          59,440            59,942
   Banc One Credit Card Master Trust,
     Series 1994-C, Class A, 7.80%,
     12/15/00............................         750,000           772,965
   Chase Manhattan Credit Card Master
     Trust, Series 1996-3, Class A,
     7.04%, 2/15/04 (a)..................       1,700,000         1,719,652
   Chase Manhattan Grantor Trust, Series
     1995-B, Class A, 5.90%, 11/15/01....         309,330           308,072
   Chase Manhattan Grantor Trust, Series
     1996-A, Class A, 5.20%, 2/15/02.....         557,551           548,663
   EQCC Home Equity Loan Trust, Series
     1994-2, Class A2, 7.35%, 6/15/14....         125,000           125,547
   First Chicago Master Trust II, Series
     1992-E, Class A, 6.25%, 8/15/99.....         400,000           399,748

                                              PRINCIPAL
               DESCRIPTION                      AMOUNT            VALUE
---------------------------------------------------------------
   Ford Credit Grantor Trust, Series
     1995-A, Class A, 5.90%, 5/15/00.....    $    352,338     $     351,344
   G E Home Equity Loan, Inc., Series
     1991-1, Class A, 7.20%, 9/15/11.....          39,945            40,045
   Green Tree Financial Corp., Series
     1994-3, Class A, 6.60%, 6/15/19.....         206,455           207,035
   Green Tree Financial Corp., Series
     1994-6, Class A2, 7.25%, 1/15/20....         523,760           526,704
   Green Tree Financial Corp., Series
     1996-1, Class A1, 5.50%, 3/15/27....         403,092           396,791
   Lehman FHA Title I Loan Trust, Series
     1996-2, Class A2, 6.78%, 3/25/08....       1,014,000         1,017,961
   Money Store Home Equity Trust, Series
     1996-B, Class A13, 6.90%, 4/15/10...         273,000           273,256
   Olympic Automobile Receivable Trust,
     Series 1994-B, Class A2, 6.85%,
     6/15/01.............................         216,079           217,632
   Premier Auto Trust, Series 1995-4,
     Class A3, 5.90%, 7/6/99.............         252,000           251,604
   Sears Credit Account Master Trust,
     Series 1995-2, Class A, 8.10%,
     6/15/04.............................         779,000           812,349

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

                                              PRINCIPAL
               DESCRIPTION                      AMOUNT            VALUE
---------------------------------------------------------------
LAZARD BOND PORTFOLIO (CONTINUED)
   Security Pacific Home Equity Loan,
     Series 1991-1, Class A, 7.85%,
     5/15/98.............................    $     18,776     $      18,926
                                                              -------------
TOTAL ASSET-BACKED SECURITIES
 (Identified cost $8,592,939)............                         8,590,930
                                                              -------------
COLLATERALIZED MORTGAGE OBLIGATIONS--1.3%
   Asset Securitization Corp., Series
     1996-D2, Class ACS2, 1.492%, 2/28/26
     (a).................................       2,125,000           213,496
   Merrill Lynch Mortgage Investors Inc.
     144A, Series 1996-C1, Class IO,
     0.567%, 4/25/98 (a).................       4,808,005           148,375
   Federal National Mortgage Association,
     Series 23, Class 2, 10.00%,
     9/1/17..............................       1,416,371           459,435
                                                              -------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
 (Identified cost $825,915)..............                           821,306
                                                              -------------
CORPORATE BONDS--17.2%
AEROSPACE & DEFENSE--1.1%
   BE Aerospace, Inc. 144A, 9.875%,
     2/1/06..............................         125,000           122,813
   Lockheed Martin Corporation, 7.45%,
     6/15/04.............................         328,000           332,546
   McDonnell Douglas Finance Corp.,
     6.83%, 5/21/01......................         287,000           281,346
                                                              -------------
                                                                    736,705
                                                              -------------
AUTOMOTIVE--0.4%
   General Motors Acceptance Corp.,
     6.70%, 4/18/01......................         282,000           279,338
                                                              -------------
AUTO PARTS--1.1%
   Hayes Wheels International Inc.,
     11.00%, 7/15/06.....................         610,000           618,387
   Walbro Corp. 144A, 9.875%,
     7/15/05.............................         100,000            98,000
                                                              -------------
                                                                    716,387
                                                              -------------
BROADCASTING--1.8%
   Cablevision Systems Corp., 10.50%,
     5/15/16.............................         400,000           387,000
   Comcast Corp., 9.50%, 1/15/08.........         184,000           177,560
   Cox Communications Inc., 6.50%,
     11/15/02............................         265,000           256,069
   Paxson Communications Corp. 144A,
     11.625%, 10/1/02....................         160,000           166,400
   Sullivan Broadcasting, 10.25%,
     12/15/05............................         170,000           161,925
                                                              -------------
                                                                  1,148,954
                                                              -------------
CHEMICALS & PLASTICS--0.2%
   Harris Chemical North America Inc.,
     10.75%, 10/15/03....................         121,000           118,277
                                                              -------------
COMPUTERS--0.7%
   Unisys Corp. 144A, 12.00%, 4/15/03....         465,000           475,462
                                                              -------------

                                              PRINCIPAL
               DESCRIPTION                      AMOUNT            VALUE
---------------------------------------------------------------
DRUGS & HEALTH CARE--0.3%
   Columbia/HCA Healthcare Corp., 7.15%,
     3/30/04.............................    $    182,000     $     182,015
                                                              -------------
ELECTRONICS--0.8%
   Alpine Group Inc. 144A, 12.25%,
     7/15/03.............................         368,000           370,760
   Texas Instruments Inc., 6.125%,
     2/1/06..............................         164,000           151,003
                                                              -------------
                                                                    521,763
                                                              -------------
ENTERTAINMENT--2.3%
   AMF Group Inc. 144A, 10.875%,
     3/15/06.............................         400,000           394,000
   Argosy Gaming Co. 144A, 13.25%,
     6/1/04..............................          38,000            38,475
   Cobb Theaters 144A, 10.625%,
     3/1/03..............................         415,000           421,225
   Hollywood Casino Inc., 12.75%,
     11/1/03.............................         315,000           315,000
   Walt Disney Co. Series B, 6.75%,
     3/30/06.............................         295,000           285,457
                                                              -------------
                                                                  1,454,157
                                                              -------------
FINANCIAL SERVICES--2.9%
   Avco Financial Services Inc., 6.35%,
     9/15/00.............................         128,000           125,334
   Bankamerica Corp., 7.20%, 9/15/02.....         105,000           105,575
   Citicorp, 6.75%, 8/15/05..............         107,000           102,654
   Finova Capital Corp., 5.98%,
     2/27/01.............................         125,000           120,529
   Fleet Norstar Financial, 7.25%,
     9/1/99..............................         161,000           162,929
   Household Finance Corp., 9.625%,
     7/15/00.............................         149,000           162,607
   Keycorp, 7.50%, 6/15/06...............         139,000           139,662
   MBNA Corp., 6.50%, 9/15/00............         196,000           192,362
   Nationsbank Corp., 5.75%, 1/17/01.....         159,000           151,996
   Norwest Corporation Medium Term Note,
     6.125%, 10/15/00....................         149,000           144,926
   Salomon Inc., 8.55%, 2/17/97..........         265,000           268,220
   Sears Roebuck Acceptance Corp., 6.34%,
     10/12/00............................         169,000           165,909
                                                              -------------
                                                                  1,842,703
                                                              -------------
MANUFACTURING--0.7%
   Silgan Corp., 11.75%, 6/15/02.........         434,000           440,510
                                                              -------------
OIL & GAS--0.4%
   Plains Resources Inc. 144A, 10.25%,
     3/15/06.............................         145,000           143,188
   Tenneco, Inc., 7.875%, 10/1/02........         134,000           137,946
                                                              -------------
                                                                    281,134
                                                              -------------
OTHER--0.1%
   Remington Product Co., 144A, 11.00%,
     5/15/06.............................          75,000            74,625
                                                              -------------
PAPER PRODUCTS--0.6%
   Crown Paper Co., 11.00%, 9/1/05.......         105,000           100,013
   Williamhouse Regency Delaware Inc.
     144A, 13.00%, 11/15/05..............         238,000           269,535
                                                              -------------
                                                                    369,548
                                                              -------------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

                                              PRINCIPAL
               DESCRIPTION                      AMOUNT            VALUE
---------------------------------------------------------------
LAZARD BOND PORTFOLIO (CONTINUED)
RESTAURANTS, LODGING &
 ENTERTAINMENT--1.8%
   Carrols Corp., 11.50%, 8/15/03........    $    467,000     $     471,670
   Courtyard By Marriott II Ltd. 144A,
     10.75%, 2/1/08......................         525,000           513,188
   ITT Corp., 6.25%, 11/15/00............         169,000           164,033
                                                              -------------
                                                                  1,148,891
                                                              -------------
RETAIL GROCERY--0.3%
   Pueblo Xtra International, 9.50%,
     8/1/03..............................          73,000            65,700
   Smith's Food & Drug Centers, Inc.,
     11.25%, 5/15/07.....................         100,000           100,750
                                                              -------------
                                                                    166,450
                                                              -------------
RETAIL--0.5%
   Hills Stores Co. 144A, 12.50%,
     7/1/03..............................          96,000            94,080
   Mothers Work Inc. 144A, 12.625%,
     8/1/05..............................         217,000           228,935
                                                              -------------
                                                                    323,015
                                                              -------------
UTILITIES--1.2%
   Calpine Corp. 144A, 10.50%,
     5/15/06.............................         275,000           275,687
   KCS Energy Inc. 144A, 11.00%,
     1/15/03.............................         130,000           137,150
   Texas New Mexico Power Co., 9.25%,
     9/15/00.............................          80,000            81,935
   Texas Utilities Electric Co., 7.375%,
     8/1/01..............................         247,000           250,203
                                                              -------------
                                                                    744,975
                                                              -------------
TOTAL CORPORATE BONDS
 (Identified Cost $11,080,439)...........                        11,024,909
                                                              -------------
MORTGAGE PASS-THROUGH SECURITIES--37.0%
   Federal Home Loan Mortgage Corp.,
     7.00%, 3/1/11.......................          87,634            86,456
     6.50%, 4/1/11.......................          90,863            87,938
     7.00%, 4/1/26.......................         320,887           308,953
     7.00%, 1/1/26.......................         984,887           948,258
     7.00%, 9/1/25.......................         605,708           583,181
     7.00%, 1/1/11.......................         719,733           711,111
     6.50%, 2/1/11.......................         799,477           773,742
     7.00%, 12/1/99......................         870,000           858,307
     6.50%, 12/1/99......................         982,000           950,390

                                              PRINCIPAL
               DESCRIPTION                      AMOUNT            VALUE
---------------------------------------------------------------
     7.00%, 8/1/25.......................    $    988,002     $     951,258
     7.00%, 1/1/99.......................       3,334,000         3,210,009
   Federal National Mortgage Association,
     7.50%, 3/1/26.......................         177,623           175,235
     7.50%, 12/1/25......................         289,838           285,943
     8.00%, 10/1/25......................         351,333           353,968
     7.50%, 10/1/25......................         466,761           460,487
     8.00%, 1/1/26.......................         591,463           595,899
     7.50%, 9/1/25.......................         799,368           788,624
     8.00%, 9/1/25.......................       1,298,564         1,308,303
     7.50%, 12/1/99......................       1,989,000         1,962,268
     8.00%, 1/1/99.......................       2,609,000         2,628,568
   Government National Mortgage
     Association,
     9.00%, 9/15/25......................         121,751           127,420
     8.50%, 12/15/99.....................         616,000           633,322
     7.00%, 1/20/99......................       1,150,000         1,165,273
     6.50%, 1/15/99......................       3,715,000         3,721,967
                                                              -------------
TOTAL MORTGAGE PASS-THROUGH SECURITIES
 (Identified Cost $23,823,988)...........                        23,676,880
                                                              -------------
U.S. GOVERNMENT OBLIGATIONS--27.9%
   United States Treasury Notes,
     8.875%, 11/15/98....................       2,952,000         3,121,267
     6.25%, 8/31/00......................       3,005,000         2,983,875
     7.375%, 11/15/97....................       3,195,000         3,251,903
     7.75%, 12/31/99.....................       7,700,000         8,022,399
   United States Treasury Strips, 0.00%,
     8/15/02.............................         700,000           471,170
                                                              -------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
 (Identified Cost $17,855,654)...........                        17,850,614
                                                              -------------
DISCOUNT NOTES--31.2%
 (Identified Cost $19,977,717)
   Federal Home Loan Bank Discount Notes,
     5.28%, 7/12/96......................      20,010,000        19,977,717
                                                              -------------
TOTAL INVESTMENTS
 (Identified cost $82,156,652)(b)........           128.0%       81,942,356
                                                              -------------
LIABILITIES IN EXCESS OF CASH AND OTHER
 ASSETS..................................           (28.0)      (17,908,644)
                                                     ----        ----------
NET ASSETS...............................           100.0%    $  64,033,712
                                                     ----        ----------
                                                     ----        ----------

(a) Variable rate security. Interest shown is the current rate.
(b) The aggregate cost for federal income tax purposes is $82,156,652; aggregate gross unrealized appreciation is $206,508 and aggregate gross unrealized depreciation is $420,804, resulting in net unrealized depreciation of $214,296.

--------------------------------------------------------------------------------

                    LAZARD STRATEGIC YIELD PORTFOLIO

CURRENCY DENOMINATED BONDS*--86.2%
ARGENTINA PESO--1.4%
GOVERNMENT OBLIGATION
   Republic of Argentina, 3.36%,
     4/1/01 (a)....................  ARP       1,500,000     $  1,590,636
                                                             ------------
AUSTRALIAN DOLLAR--2.0%
GOVERNMENT OBLIGATIONS
   Commonwealth of Australia,
     7.00%, 8/15/98................  AUD       1,791,000     $  1,376,839
   Commonwealth of Australia,
     9.00%, 9/15/04................            1,023,000          812,306
                                                             ------------
   TOTAL AUSTRALIAN DOLLAR.........                             2,189,145
                                                             ------------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

                                            PRINCIPAL
            DESCRIPTION                       AMOUNT            VALUE
---------------------------------------------------------------
LAZARD STRATEGIC YIELD PORTFOLIO (CONTINUED)
BRAZILIAN REAL--3.0%
CORPORATE BONDS
   Chase Brazil Note, 17.638%,
     9/16/96.......................  BRL       1,244,539     $  1,243,792
   Chase Brazil Note, 24.782%,
     7/1/96........................            1,154,953        1,122,846
   Metalurgica Gerdau SA, 144A,
     11.125%, 5/24/04..............            1,000,000          995,000
                                                             ------------
   TOTAL BRAZILIAN REAL............                             3,361,638
                                                             ------------
BRITISH POUND--2.5%
CORPORATE BONDS
   Birmingham Midshires Building
     Society, 9.125%, 1/5/06.......  GBP         350,000          545,030
   Merrill Lynch & Co., 7.375%,
     12/6/01.......................            1,025,000        1,548,086
GOVERNMENT OBLIGATION
   United Kingdom Treasury, 1.00%,
     7/17/24.......................              350,000          638,177
                                                             ------------
   TOTAL BRITISH POUND.............                             2,731,293
                                                             ------------
CANADIAN DOLLAR--3.5%
CORPORATE BONDS
   NHA Mortgage Backed, 6.75%,
     4/1/03........................  CAD         650,144          461,668
   NHA Mortgage Backed, 7.00%,
     5/1/06........................            1,148,731          815,125
GOVERNMENT OBLIGATIONS
   Canada Government, 4.25%,
     12/1/21 (a)...................            3,245,000        2,344,443
   Quebec Housing, 8.95%,
     5/13/13.......................              390,000          299,629
                                                             ------------
   TOTAL CANADIAN DOLLAR...........                             3,920,865
                                                             ------------
COLOMBIAN PESO--0.7%
GOVERNMENT OBLIGATION
   Cargil BA Colombia, 0.00%,
     10/17/96......................  COP     900,000,000          766,869
                                                             ------------
CZECH KORUNA--1.6%
CORPORATE BONDS
   CEZ AS, 11.30%, 6/6/05..........  CZK      23,000,000          833,043
   Skofin, 11.625%, 2/9/98.........           25,000,000          901,392
                                                             ------------
   TOTAL CZECH KORUNA..............                             1,734,435
                                                             ------------
DANISH KRONE--1.6%
CORPORATE BONDS
   Kreditforen Denmark, 10.20%,
     4/15/04 (a)...................  DKK       9,590,000        1,818,638
   Nykredit, 6.00%, 10/1/26........               34,480            4,761
                                                             ------------
   TOTAL DANISH KRONE..............                             1,823,399
                                                             ------------
DUTCH GUILDER--0.6%
CORPORATE BOND
   Koninklijke Nedlloyd Groep NV,
     4.25%, 3/15/01................  NLG       1,094,000          612,589
                                                             ------------
GERMAN MARK--0.6%
CORPORATE BOND
   Autobahn Tank & Rast, 6.00%,
     10/16/00......................  DEM       1,050,000          701,611
                                                             ------------

                                            PRINCIPAL
            DESCRIPTION                       AMOUNT            VALUE
---------------------------------------------------------------
GREEK DRACHMA--0.9%
GOVERNMENT OBLIGATIONS
   Greek Treasury Bill, 0.00%,
     7/17/96.......................  GRD     130,000,000     $    537,341
   Greek Treasury Bill, 0.00%,
     1/31/97.......................          110,000,000          421,286
                                                             ------------
   TOTAL GREEK DRACHMA.............                               958,627
                                                             ------------
HUNGARIAN FORINT--0.9%
CORPORATE BOND
   Unilever, 0.00%, 8/16/96........  HUF      90,000,000          582,172
GOVERNMENT OBLIGATION
   Hungarian Treasury Bill, 0.00%,
     10/11/96......................           75,900,000          471,421
                                                             ------------
   TOTAL HUNGARIAN FORINT..........                             1,053,593
                                                             ------------
INDONESIAN RUPIAH--1.5%
CORPORATE BONDS
   Bakrie & Brothers, 0.00%,
     9/9/96........................  IDR   3,000,000,000        1,249,979
   Medco Energi Corp., 0.00%,
     1/13/97.......................        1,000,000,000          391,536
                                                             ------------
   TOTAL INDONESIAN RUPIAH.........                             1,641,515
                                                             ------------
ITALIAN LIRA--2.6%
GOVERNMENT OBLIGATIONS
   Republic of Italy, 12.00%,
     1/17/99.......................  ITL   2,405,000,000        1,688,879
   Republic of Italy, 12.00%,
     9/1/01........................        1,700,000,000        1,247,981
                                                             ------------
   TOTAL ITALIAN LIRA..............                             2,936,860
                                                             ------------
JAPANESE YEN--1.3%
CONVERTIBLE BOND
   Sumitomo Bank, 0.75%, 5/31/01...  JPY      85,000,000          839,391
CORPORATE BOND
   Isveimer, 4.15%, 3/23/99........           64,000,000          604,332
                                                             ------------
   TOTAL JAPANESE YEN..............                             1,443,723
                                                             ------------
MEXICAN PESO--1.0%
GOVERNMENT OBLIGATION
   Mexican Cetes, 0.00%,
     7/18/96.......................  MXN       8,506,070        1,105,329
                                                             ------------
NEW ZEALAND DOLLAR--1.3%
GOVERNMENT OBLIGATION
   Government of New Zealand,
     10.00%, 7/15/97...............  NZD       2,035,000        1,405,893
                                                             ------------
NORWEGIAN KRONE--1.5%
CORPORATE BOND
   Sparebanken Norway, 10.25%,
     6/23/03 (a)...................  NOK      10,000,000        1,637,207
                                                             ------------
POLISH ZLOTY--1.3%
GOVERNMENT OBLIGATIONS
   Poland Treasury Bill, 0.00%,
     8/14/96.......................  PLZ       2,460,000          884,291
   Poland Treasury Bill, 0.00%,
     11/13/96......................            1,800,000          612,653
                                                             ------------
   TOTAL POLISH ZLOTY..............                             1,496,944
                                                             ------------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

                                            PRINCIPAL
            DESCRIPTION                       AMOUNT            VALUE
---------------------------------------------------------------
LAZARD STRATEGIC YIELD PORTFOLIO (CONTINUED)
PORTUGUESE ESCUDO--0.7%
GOVERNMENT OBLIGATION
   Republic of Portugal, 11.875%,
     2/23/00.......................  PTE     106,500,000     $    760,585
                                                             ------------
SOUTH AFRICAN RAND--0.7%
GOVERNMENT OBLIGATION
   Republic of South Africa,
     11.50%, 5/30/00...............  ZAR       3,632,200          768,621
                                                             ------------
SPANISH PESETA--2.9%
GOVERNMENT OBLIGATION
   Government of Spain, 9.40%,
     4/30/99.......................  ESP     394,080,000        3,214,705
                                                             ------------
THAILAND BAHT--0.8%
CORPORATE BONDS
   Peregrine, 0.00%, 10/22/96......  THB      10,000,000          382,732
   Peregrine THB Note, 0.00%,
     1/6/97........................            3,000,000          112,860
   Thai Fuji Finance, 0.00%,
     12/20/96......................           10,000,000          376,600
                                                             ------------
   TOTAL THAILAND BAHT.............                               872,192
                                                             ------------
TURKISH LIRA--0.7%
GOVERNMENT OBLIGATION
   Turkish Treasury Bill, 0.00%,
     9/25/96.......................  TRL  81,000,000,000          819,084
                                                             ------------
UNITED STATES DOLLAR--50.1%
COLLATERALIZED MORTGAGE OBLIGATIONS
   Asset Securitization Corp.,
     Series 1995-MD4, Class ACS2,
     2.417%, 8/13/29 (a)...........  USD  $    3,971,012          704,234
   Asset Securitization Corp.,
     Series 1996-D2, Class ACS2,
     1.608%, 2/28/26 (a)...........            5,720,000          574,681
   Federal National Mortgage
     Association,
     Series 23, Class 2, 10.00%,
       9/1/17......................            5,030,262        1,631,691
     Series 70, Class 2, 10.00%,
       1/15/20.....................            3,073,492        1,043,911
   Lennar Central Partners Ltd.
     144A, Series 1994-1, Class D,
     9.89%, 9/15/04................              370,000          369,787
   Merrill Lynch Mortgage
     Investments Inc. 144A, Series
     1996-C1, Class I0, 0.567%,
     4/25/28 (a)...................           15,384,617          474,770
CONVERTIBLE BOND
   Burns Philp 144A, 5.50%,
     4/30/04.......................              800,000          674,000
CORPORATE BONDS
   Alpine Group, Inc. 144A, 12.25%,
     7/15/03.......................            1,098,000        1,106,235
   Americold Corp., 12.875%,
     5/1/08........................              195,000          198,900
   AMF Group, Inc., 144A, 10.875%,
     3/15/06.......................              950,000          935,750
   Argentina Bocon, 6.25%, 9/1/02
     (a)...........................            1,250,000        1,187,500

                                            PRINCIPAL
            DESCRIPTION                       AMOUNT            VALUE
---------------------------------------------------------------
   Argosy Gaming Co., 144A, 13.25%,
     6/1/04........................       $      462,000     $    467,775
   Asia Invest Interest, Ltd.,
     0.00%, 1/13/97................            1,025,000          958,214
   BE Aerospace, Inc., 144A,
     9.875%, 2/1/06................              845,000          830,213
   Big 5 Holdings, Inc., 13.625%,
     9/15/02.......................              200,000          187,000
   Cablevision Systems Corp.,
     10.50%, 5/15/16...............              250,000          241,875
   Calpine Corp. 144A, 10.50%,
     5/15/06.......................              380,000          380,950
   Carrols Corp., 11.50%, 8/15/03..              820,000          828,200
   Ce Casecnan Water & Energy Inc.
     Series B 144A, 11.95%,
     11/15/10......................            1,150,000        1,157,187
   Cobb Theaters, 144A, 10.625%,
     3/1/03........................            1,000,000        1,015,000
   Comcast Corp., 9.50%,
     1/15/08.......................              479,000          462,235
   Commodore Media, Inc. 144A,
     7.50%, 5/1/03 (a).............              900,000          931,500
   County Seat Stores Inc., 12.00%,
     10/1/02.......................              650,000          539,500
   Courtyard By Marriott II Ltd.,
     144A, 10.75%, 2/1/08..........              900,000          879,750
   Croatia Principal, 6.375%,
     12/31/10 144A (a).............            1,000,000          875,000
   Crown Paper Co., 11.00%,
     9/1/05........................              210,000          200,025
   CRV Finance Jersey Ltd., 10.21%,
     2/14/97 (a)...................            1,519,090        1,601,121
   Dade International, Inc. 144A,
     11.125%, 5/1/06...............              200,000          207,000
   Den Norske Credit, 5.75%,
     11/29/49 (a)..................              800,000          657,000
   Dynacare, Inc., 10.75%,
     1/15/06.......................            1,215,000        1,218,037
   Eagle Food Centers, Inc.,
     8.625%, 4/15/00...............              200,000          174,000
   Export-Import Bank of Japan,
     8.00%, 6/4/00.................              391,875          390,170
   Fundy Cable Ltd., 11.00%,
     11/15/05......................              475,000          479,750
   G I Holdings, Inc. 144A, 10.00%,
     2/15/06.......................              250,000          248,750
   Harris Chemical North America,
     Inc., 10.75%, 10/15/03........              368,000          359,720
   Hayes Wheels International,
     Inc., 11.00%, 7/15/06.........              915,000          927,581
   Haynes International, Inc.,
     13.50%, 8/15/99...............              240,000          243,600
   Hills Stores Co., 144A, 12.50%,
     7/1/03........................              170,000          166,600
   Hollywood Casino, Corp., 12.75%,
     11/1/03.......................            1,391,000        1,391,000
   Hong Kong & Shanghai Bank,
     5.563%, 8/29/49 (a)...........            1,200,000        1,015,320
   ICF Kaiser International, Inc.,
     13.00%, 12/31/03 (a)..........              200,000          191,000
   ING Ecuador Note, 0.00%,
     4/17/97.......................              765,000          688,714

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

                                            PRINCIPAL
            DESCRIPTION                       AMOUNT            VALUE
---------------------------------------------------------------
LAZARD STRATEGIC YIELD PORTFOLIO (CONTINUED)
   Isveimer, 6.347%, 12/18/97 (a)..       $      475,000     $    470,488
   KCS Energy, Inc., 144A, 11.00%,
     1/15/03.......................              565,000          596,075
   Mothers Work, Inc. 144A,
     12.625%, 8/1/05...............              492,000          519,060
   Paribas LBP Participation,
     0.00%, 11/28/96...............              839,441          781,855
   Pathmark Stores, Inc., 11.625%,
     6/15/02.......................              850,000          845,750
   Paxson Communications Corp.
     144A, 11.625%, 10/1/02........              805,000          837,200
   Plains Resources, Inc. 144A,
     10.25%, 3/15/06...............              315,000          311,063
   Poindexter J.B., Inc., 12.50%,
     5/15/04.......................              345,000          296,700
   Pueblo Xtra International,
     9.50%, 8/1/03.................              476,000          428,400
   Reliance Industries Ltd. 144A,
     8.125%, 9/27/05...............              100,000           94,500
   Reliance Industries Ltd. 144A,
     9.375%, 6/24/26...............            1,000,000        1,010,000
   Reliance Industries, Ltd. 144A,
     8.125%, 9/27/05...............              600,000          567,000
   Remington Product Co. 144A,
     11.00%, 5/15/06...............              925,000          920,375
   Silgan Corp., 11.75%, 6/15/02...              767,000          778,505
   Smith's Food & Drug Centers,
     Inc., 11.25%, 5/15/07.........              710,000          715,325
   Sullivan Broadcasting, 10.25%,
     12/15/05......................              400,000          381,000
   Terex Corp. 144A, 13.75%,
     5/15/02.......................              325,000          339,219
   Unisys Corp., 15.00%, 7/1/97
     (a)...........................              600,000          634,500
   Unisys Corp. 144A, 12.00%,
     4/15/03.......................              761,000          778,123
   Univision Network Holding LP,
     7.00%, 12/17/02...............              440,000          365,200
   Walbro Corp. 144A, 9.875%,
     7/15/05.......................              260,000          254,800
   Waxman Industries, Inc. 144A,
     12.75%, 6/1/04................              220,000          147,400
   Williamhouse Regency Delaware
     Inc. 144A, 13.00%,
     11/15/05......................              575,000          651,188
FOREIGN GOVERNMENT OBLIGATIONS
   Morocco Restructuring &
     Consolidation Agreement,
     6.438%, 1/1/09 (a)............            1,500,000        1,083,750
   Republic of Ecuador, 6.625%,
     12/21/04 (a)..................              475,000          349,125
   Republic of Slovenia 144A,
     6.50%, 12/11/06 (a)...........            1,000,000          992,500
   Republic of Venezuela, 6.375%,
     3/31/07 (a)...................            1,750,000        1,268,750
   Venezuela FLIRB, 6.50%, 3/31/07
     (a),(b).......................              250,000          182,187

                                            PRINCIPAL
            DESCRIPTION                       AMOUNT            VALUE
---------------------------------------------------------------
MORTGAGE BACKED SECURITIES
   Federal Home Loan Mortgage
     Corp.,
     7.556%, 2/1/24 (a)............       $    1,349,815     $  1,385,669
     8.00%, 5/1/25.................            1,396,678        1,408,452
   Federal National Mortgage
     Association, 11.50%,
     2/1/20........................            3,455,308        3,894,754
   Government National Mortgage
     Association,
     6.00%, 7/20/25 (a)............              271,314          274,112
     6.00%, 10/20/25 (a)...........            1,706,039        1,713,512
     6.00%, 11/20/25 (a)...........              954,027          958,205
U.S. GOVERNMENT OBLIGATIONS
   United States Treasury Notes,
     6.875%, 3/31/97...............              510,000          514,381
                                                             ------------
   TOTAL UNITED STATES DOLLAR......                            55,564,369
                                                             ------------
VENEZUELAN BOLIVAR--0.5%
CORPORATE BOND
   ING VEB Note, 0.00%, 7/19/96
     (a)...........................  VEB     260,000,000          538,687
                                                             ------------
TOTAL CURRENCY DENOMINATED BONDS*
 (Identified cost $95,196,319).....                            95,650,414
                                                             ------------
                                              SHARES
                                          --------------
PREFERRED STOCKS--0.7%
 (Identified cost $803,000)
   Cablevision Systems Corp.
     144A..........................  USD           8,000          776,000
                                                             ------------
                                            PRINCIPAL
                                              AMOUNT
                                          --------------
COMMERCIAL PAPER--2.9%
   Ford Motor Credit Corp., 5.38%,
     10/1/96.......................       $      775,000          764,345
   General Motors Acceptance Corp.,
     5.32%, 7/12/96................              425,000          424,309
     5.32%, 11/27/96...............              450,000          440,091
     5.33%, 7/11/96................              305,000          304,548
     5.34%, 7/12/96................              450,000          449,266
     5.37%, 7/19/96................              415,000          413,886
     5.53%, 12/12/96...............              460,000          448,412
                                                             ------------
TOTAL COMMERCIAL PAPER
 (Identified cost $3,244,857)......                             3,244,857
                                                             ------------
DISCOUNT NOTES--13.5%
 (Identified cost $14,950,840)
   Federal Home Loan Bank Discount
     Notes, 5.28%, 7/12/96.........           14,975,000       14,950,840
                                                             ------------
TOTAL INVESTMENTS
 (Identified cost
   $114,195,016)(c)................                103.3%     114,622,111
LIABILITIES IN EXCESS OF CASH AND
 OTHER ASSETS......................                 (3.3)      (3,658,008)
                                                    ----       ----------
NET ASSETS.........................                100.0%    $110,964,103
                                                    ----       ----------
                                                    ----       ----------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

LAZARD STRATEGIC YIELD PORTFOLIO (CONTINUED)

(a) Variable rate security. Interest shown is the current rate.
(b) Front Loaded Interest Reduction Bond.
(c) The aggregate cost for federal income tax purposes is $114,195,016; aggregate gross unrealized appreciation is $1,669,902 and aggregate gross unrealized depreciation is $1,242,807, resulting in net unrealized appreciation of $427,095.

 * Percentages of holdings are presented in the portfolio by currency denomination.

    Percentages by country are as follows:

    Argentina 2.5%, Australia 2.0%, Brazil 3.0%, Canada 5.0%, Colombia 0.7%, Czech Republic 1.6%, Denmark 1.6%, Ecuador 0.9%, Germany 0.6%, Greece 0.9%, Hong Kong 1.8%, Hungary 0.9%, Indonesia 1.5%, Italy 3.0%, Japan 1.7%, Mexico 1.0%, Morocco 1.0%, Netherlands 0.6%, New Zealand 1.3%, Norway 2.1%, Philippines 1.0%, Poland 1.3%, Portugal 0.7%, South Africa 0.7%, Spain 2.9%, Thailand 0.8%, Turkey 0.7%, United Kingdom 3.2%, United States 39.4%, Venezuela 1.8%.

    Percentages by industry are as follows:

    Aerospace & Defense 0.7%, Automotive 1.7%, Banking 5.4%, Broadcasting & Media 2.6%, Building & Building Materials 1.6%, Chemicals & Chemical Manufacturing 1.8%, Communications 0.8%, Computers & Computer Equipment 1.3%, Electronics 1.0%, Energy Services 1.0%, Entertainment 3.4%, Environmental Services 0.2%, Finance 11.7%, Food & Beverages 2.3%, Holdings Company 1.1%, Hotels 0.8%, Household Products 0.5%, Industrial & Machinery 0.3%, Manufacturing 1.8%, Medical & Health Care 1.3%, Miscellaneous 0.9%, Oil & Gas Equipment 1.2%, Paper Manufacturing & Products 0.8%, Retail 2.7%, Utilities 0.8%, Collateralized Mortgage Obligation 1.2%, Mortgage Backed Securities 1.2%, U.S. Government Obligations 11.6%, Foreign Government Obligations 24.5%
Forward Foreign Currency Contracts open at June 30, 1996:

                              In                                 Unrealized
    Contracts              Exchange            Delivery         Appreciation
    to Deliver                For                Date          (Depreciation)
-------------------     ----------------     ------------   ------------------
 $       510,000        CNY   4,502,331         3/26/97       $   17,224
 $       460,000        COP 539,175,200        12/12/96           12,936
 $       450,000        CLP 196,326,000        11/29/96            8,441
AUD    3,439,011        2$,715,000              9/12/96           23,968
CAD    5,370,936        3$,942,965              9/12/96            2,867
 $       139,400        DEM    210,634          9/12/96             (238)
DEM    8,171,751        5$,346,500              9/12/96          (52,409)
 $      1,219,195       DKK   7,146,797         9/12/96            4,780
DKK   17,950,023        3$,038,000              9/12/96          (36,156)
ESP   411,035,539       3$,162,041              9/12/96          (36,612)
GBP    1,910,140        2$,935,357              9/12/96          (29,756)
ITL  4,479,745,500      2$,862,000              9/12/96          (44,569)
 $        50,000        JPY    5,386,250        9/12/96             (217)
JPY   247,398,660       2$,292,049              9/12/96            5,459
 $       293,288        NLG    499,205          9/12/96              997
NLG    1,459,486        8$54,000                9/12/96           (6,377)
NOK   11,424,907        1$,742,000              9/12/96          (20,993)
XEU     1,270,857       1$,569,000              9/12/96          (18,022)
 $      2,319,053       JPY  222,420,361         9/3/96         (265,706)
JPY   222,420,361       2$,364,916               9/3/96          311,569
 $       415,000        CLP 170,797,856         7/22/96           (1,544)
 $       868,585        SKK  26,544,820         7/12/96          (11,388)
 $       326,000        CLP 135,384,540         7/11/96            2,803
 $       611,258        JPY   66,850,222        7/10/96                0
 $      3,258,937       ESP  418,196,616         7/5/96            8,096
 $       112,950        THB   2,865,648          7/5/96              (62)
 $       105,367        ZAR    459,335           7/5/96              642
ESP   331,266,917       2$,581,509               7/5/96           (5,397)
                                                            --------------
                                                              $ (129,664)
                                                            ================

--------------------------------------------------------------------------------

                DESCRIPTION                     SHARES            VALUE
---------------------------------------------------------------

LAZARD SMALL CAP PORTFOLIO
COMMON STOCKS--90.5%
AEROSPACE & DEFENSE--1.2%
   Alliant Techsystems, Inc. (a)...........       219,900     $  10,362,788
                                                              -------------
AIRLINE--1.1%
   USAir Group, Inc. (a)...................       516,400         9,295,200
                                                              -------------
APPAREL & TEXTILES--0.4%
   Fab Industries, Inc. ...................         8,600           234,350
   Garan, Inc. ............................        80,000         1,360,000
   Superior Surgical Manufacturing
     Co., Inc. ............................       100,000         1,187,500
   Weyco Group, Inc. ......................        10,000           395,000
                                                              -------------
                                                                  3,176,850
                                                              -------------
AUTOMOTIVE--0.1%
   Oshkosh Truck Corp. Class B.............        22,000           310,750
   Wynn's International, Inc. .............        26,250           741,563
                                                              -------------
                                                                  1,052,313
                                                              -------------
AUTO PARTS--1.2%
   Durakon Industries, Inc. (a)............       430,000         6,288,750
   Republic Automotive Parts, Inc. (a).....        15,000           221,250
   Standard Motor Products, Inc. Class A...       215,000         3,843,125
                                                              -------------
                                                                 10,353,125
                                                              -------------
                DESCRIPTION                     SHARES            VALUE
---------------------------------------------------------------
BANKING & FINANCIAL SERVICES--3.7%
   ALBANK Financial Corp. .................       202,800     $   5,348,850
   Coast Savings Financial, Inc. (a).......       310,000        10,152,500
   Cullen/Frost Bankers, Inc. .............       272,000         7,548,000
   Hibernia Corp. Class A..................       899,600         9,783,150
   North Fork Bancorp., Inc. ..............         2,900            75,768
                                                              -------------
                                                                 32,908,268
                                                              -------------
BROADCASTING--2.0%
   Cablevision Systems Corp. Class A (a)...       169,600         7,844,000
   Home Shopping Network, Inc. (a).........       648,900         7,786,800
   Katz Media Group, Inc. (a)..............       150,300         2,160,563
                                                              -------------
                                                                 17,791,363
                                                              -------------
BUSINESS SERVICES AND SUPPLIES--0.2%
   Ennis Business Forms, Inc. .............        90,000         1,023,750
   Grey Advertising, Inc. .................         4,000           884,000
                                                              -------------
                                                                  1,907,750
                                                              -------------
CHEMICALS & PLASTICS--1.5%
   Aceto Corp. ............................        50,000           762,500
   MacDermid, Inc. ........................        19,700         1,369,150
   Mississippi Chemical Corp. .............       478,000         9,560,000
   NCH Corp. ..............................        22,000         1,413,500
                                                              -------------
                                                                 13,105,150
                                                              -------------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

                DESCRIPTION                     SHARES            VALUE
---------------------------------------------------------------

LAZARD SMALL CAP PORTFOLIO (CONTINUED)
COMMERCIAL SERVICES--0.8%
   AFA Protective Systems, Inc. ...........        15,100     $   1,698,750
   Pittston Brink's Group..................       183,300         5,338,613
                                                              -------------
                                                                  7,037,363
                                                              -------------
COMMUNICATIONS--2.9%
   Associated Group, Inc. Class A (a)......        56,650         1,713,662
   Associated Group, Inc. Class B (a)......       256,650         7,667,419
   Cellular Communications of Puerto Rico,
     Inc. (a)..............................       230,058         7,476,885
   International CableTel, Inc. (a)........       296,000         8,732,000
                                                              -------------
                                                                 25,589,966
                                                              -------------
COMPUTERS & BUSINESS EQUIPMENT--3.6%
   Lexmark International Group, Inc. Class
     A (a).................................       545,100        10,970,137
   Stratus Computer, Inc. (a)..............       407,300        11,811,700
   Wang Laboratories, Inc. (a).............       476,000         8,984,500
                                                              -------------
                                                                 31,766,337
                                                              -------------
CONSTRUCTION MATERIALS--0.1%
   Florida Rock Industries, Inc. ..........         3,500            90,563
   Puerto Rican Cement Co., Inc. ..........        35,000         1,089,375
                                                              -------------
                                                                  1,179,938
                                                              -------------
CONSUMER DURABLES--1.4%
   Boston Acoustics, Inc. .................        40,000           850,000
   Briggs & Stratton Corp. ................       289,300        11,897,463
                                                              -------------
                                                                 12,747,463
                                                              -------------
CONTAINERS & PACKAGING--0.8%
   American Filtrona Corp. ................        15,000           453,750
   Ball Corp. .............................       220,700         6,345,125
                                                              -------------
                                                                  6,798,875
                                                              -------------
COSMETICS & TOILETRIES--1.3%
   Alberto Culver Co. Class A..............       276,900        11,076,000
                                                              -------------
DRUGS & HEALTH CARE--5.8%
   FHP International Corp. (a).............       267,100         7,311,862
   Integrated Health Services, Inc. .......       378,200         8,982,250
   Lincare Holdings, Inc. (a)..............       367,000        14,404,750
   Magellan Health Services, Inc. (a)......       577,800        12,422,700
   Perrigo Co. (a).........................       699,000         7,863,750
                                                              -------------
                                                                 50,985,312
                                                              -------------
ELECTRICAL EQUIPMENT--5.2%
   American Power Conversion Corp. (a).....     1,184,300        12,139,075
   Amphenol Corp. Class A (a)..............       683,800        15,727,400
   Anixter International, Inc. (a).........       667,600         9,930,550
   Belden, Inc. ...........................       252,900         7,587,000
                                                              -------------
                                                                 45,384,025
                                                              -------------
ELECTRONICS--1.4%
   Allen Organ Co. Class B.................        35,000         1,321,250
   Lattice Semiconductor Corp. (a).........       459,800        11,092,675
                                                              -------------
                                                                 12,413,925
                                                              -------------
FOOD & BEVERAGE--0.2%
   Farmer Brothers Co. ....................        15,000         2,010,000
                                                              -------------
HOUSEHOLD APPLIANCES & HOME
 FURNISHINGS--1.7%
   Ethan Allen Interiors, Inc. (a).........       298,000         7,375,500
   Haverty Furniture Co., Inc. ............        12,500           128,125
                DESCRIPTION                     SHARES            VALUE
---------------------------------------------------------------
   National Presto Industries, Inc. .......        42,000     $   1,596,000
   Sunbeam Corp., Inc. ....................       364,100         5,370,475
   Virco Manufacturing Corp. ..............        80,000           770,000
                                                              -------------
                                                                 15,240,100
                                                              -------------
INDUSTRIAL & MACHINERY--4.7%
   Astec Industries, Inc. (a)..............        18,000           157,500
   Brenco, Inc. ...........................        20,000           320,000
   Duriron Co., Inc. ......................       410,100         9,842,400
   Manitowoc Co., Inc. ....................       313,000        11,228,875
   Measurex Corp. .........................       250,200         7,318,350
   Paul Mueller Co. .......................        10,000           317,500
   Penn Engineering & Manufacturing
     Corp. ................................        12,000           283,500
   Penn Engineering & Manufacturing Corp.
     (a)...................................        36,000           679,500
   United Dominion Industries, Ltd.........       500,000        11,500,000
                                                              -------------
                                                                 41,647,625
                                                              -------------
INSURANCE--5.4%
   American Bankers Insurance Group,
     Inc. .................................       208,600         9,100,175
   Hilb, Rogal & Hamilton Co. .............        45,500           631,312
   NAC Re Corp. ...........................       240,000         8,040,000
   Penncorp Financial Group, Inc. .........       339,300        10,772,775
   Reliance Group Holdings, Inc. ..........     1,180,000         8,850,000
   Western National Corp. .................       531,000         9,757,125
                                                              -------------
                                                                 47,151,387
                                                              -------------
LEISURE TIME--1.3%
   Polaris Industries, Inc. ...............       330,000        11,261,250
                                                              -------------
MANUFACTURING--8.1%
   Alltrista Corp. (a).....................       358,400         8,512,000
   Amtrol, Inc. ...........................        20,000           390,000
   Carlisle Companies, Inc. ...............       186,000         9,881,250
   Crane Co. ..............................       271,400        11,127,400
   Graco, Inc. ............................         4,000            81,000
   Herman Miller, Inc. ....................       276,700         8,473,937
   Mark IV Industries, Inc. ...............       479,985        10,859,661
   Robbins & Myers, Inc. ..................         9,500           422,750
   Standex International Corp. ............         3,000            85,500
   Tranzonic Co. Class A...................        80,000           990,000
   Tranzonic Co. Class B...................        40,000           460,000
   TRINOVA Corp. ..........................       380,400        12,695,850
   Varlen Corp. ...........................       343,970         7,223,370
                                                              -------------
                                                                 71,202,718
                                                              -------------
MEDICAL SUPPLIES--1.2%
   Dentsply International, Inc. ...........       240,000        10,200,000
   Isomedix, Inc. (a)......................        10,000           148,750
                                                              -------------
                                                                 10,348,750
                                                              -------------
METALS--1.2%
   Titanium Metals Corp. (a)...............       400,000        10,350,000
                                                              -------------
OIL & GAS--3.1%
   Diamond Shamrock, Inc. .................       200,000         5,775,000
   Helmerich & Payne, Inc. ................       306,500        11,225,562
   RPC, Inc. (a)...........................        18,500           212,750
   Vintage Petroleum, Inc. ................       410,500        10,467,750
                                                              -------------
                                                                 27,681,062
                                                              -------------
PUBLISHING--3.1%
   Banta Corp. ............................       437,650        11,050,662
   Scientific Games Holdings Corp. (a).....       171,100         4,961,900

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

                DESCRIPTION                     SHARES            VALUE
---------------------------------------------------------------
LAZARD SMALL CAP PORTFOLIO (CONTINUED)
   Value Line, Inc. .......................        20,000     $     680,000
   World Color Press, Inc. (a).............       402,000        10,200,750
                                                              -------------
                                                                 26,893,312
                                                              -------------
REAL ESTATE--5.3%
   Alexander's, Inc. (a)...................        80,000         5,810,000
   Avalon Properties, Inc. ................       238,600         5,189,550
   Bay Apartment Communities, Inc. ........       175,000         4,528,125
   Crescent Real Estate Equities, Inc. ....       193,900         7,125,825
   FelCor Suite Hotels, Inc. ..............       330,000        10,065,000
   Liberty Property Trust..................       271,500         5,396,062
   Reckson Associates Reality Corp. .......       260,000         8,580,000
                                                              -------------
                                                                 46,694,562
                                                              -------------
RESTAURANTS, LODGING & ENTERTAINMENT--2.4%
   IHOP Corp. (a)..........................       297,500         8,032,500
   Players International, Inc. (a).........       570,000         5,557,500
   Sbarro, Inc. ...........................       301,300         7,570,162
                                                              -------------
                                                                 21,160,162
                                                              -------------
RETAIL--4.0%
   Fingerhut Cos., Inc. ...................       452,200         7,065,625
   Fred Meyer, Inc. (a)....................       388,000        11,397,500
   Revco D.S., Inc. (a)....................       261,362         6,240,018
   Sotheby's Holdings, Inc. Class A........       693,200        10,051,400
                                                              -------------
                                                                 34,754,543
                                                              -------------
RETAIL TRADE--1.7%
   Carson Pirie Scott & Co. (a)............       431,200        11,534,600
   Dress Barn, Inc. (a)....................       120,000         1,260,000
   Proffitts, Inc. (a).....................        48,800         1,732,400
                                                              -------------
                                                                 14,527,000
                                                              -------------
SERVICES--0.8%
   GTECH Holdings Corp. (a)................       237,700         7,041,863
                                                              -------------
STEEL--2.9%
   Huntco, Inc. Class A....................       308,600         5,709,100
   Lukens, Inc. ...........................       356,600         8,513,825
   Pitt-Des Moines, Inc. ..................         1,500            63,750
   UCAR International, Inc. (a)............       275,000        11,446,875
                                                              -------------
                                                                 25,733,550
                                                              -------------
TECHNOLOGY--0.8%
   Intelligent Electronics, Inc. ..........       855,600         7,272,600
   Verbex Voice Systems, Inc. (a),(b)......       103,840                 0
   Verbex Voice Systems, Inc. (a),(b)......        76,661                 0
                                                              -------------
                                                                  7,272,600
                                                              -------------
TELECOMMUNICATION EQUIPMENT--4.1%
   Allen Group, Inc. ......................       541,700        11,781,975
   Oak Industries, Inc. (a)................       455,900        13,506,037
   Scientific-Atlanta, Inc. ...............       710,000        11,005,000
                                                              -------------
                                                                 36,293,012
                                                              -------------
TEXTILES, SHOES AND APPAREL--0.8%
   Warnaco Group, Inc. Class A.............       265,000         6,823,750
                                                              -------------
TRANSPORTATION--2.1%
   Air Express International Corp. ........       388,600        10,977,950
   Rollins Truck Leasing Co. ..............       685,800         7,115,175
                                                              -------------
                                                                 18,093,125
                                                              -------------
                DESCRIPTION                     SHARES            VALUE
---------------------------------------------------------------
TRUCKING & FREIGHT FORWARDING--0.9%
   Kysor Industrial Corp. Delaware.........         9,000     $     218,250
   Pittston Burlington Group...............       353,700         7,648,763
                                                              -------------
                                                                  7,867,013
                                                              -------------
TOTAL COMMON STOCKS
 (Identified cost $689,234,533)............                     794,979,395
                                                              -------------
PREFERRED STOCKS--0.0%
 (Identified cost $1,500,000)
TECHNOLOGY--0.0%
   Verbex Voice Systems, Inc. Series F
     (conv.) (a),(b).......................       687,285                 0
                                                              -------------
                                              PRINCIPAL
                                                AMOUNT
                                             ------------
CORPORATE BONDS--0.6%
 (Identified cost $5,589,000)
COMMUNICATIONS--0.6%
   International CabelTel, Inc., 7.00%,
     6/15/08...............................  $  5,589,000         5,519,138
                                                              -------------
CONVERTIBLE BONDS--0.5%
COMMUNICATIONS--0.5%
   International CableTel, Inc. 144A,
     7.25%, 4/15/05........................     3,400,000         4,071,500
                                                              -------------
RESTAURANTS, LODGING & ENTERTAINMENT--0.0%
   Interactive Light Holdings, Inc., 8.00%,
     1/25/99 (a),(b).......................     1,000,000           500,000
                                                              -------------
TECHNOLOGY--0.0%
   Verbex Voice Systems, Inc., 10.00%,
     6/30/96 (a),(b).......................       100,000                 0
                                                              -------------
TOTAL CONVERTIBLE BONDS
 (Identified cost $4,644,040)..............                       4,571,500
                                                              -------------
DISCOUNT NOTES--8.1%
   Federal Home Loan Bank Discount Notes,
     5.24%, 7/1/96.........................    20,000,000        20,000,000
     5.28%, 7/12/96........................    51,315,000        51,232,212
                                                              -------------
TOTAL DISCOUNT NOTES
 (Identified cost $71,232,212).............                      71,232,212
                                                              -------------
TOTAL INVESTMENTS
 (Identified cost $772,199,785)(c).........          99.7%      876,302,245
CASH AND OTHER ASSETS IN EXCESS OF
 LIABILITIES...............................           0.3         2,682,354
                                                     ----        ----------
NET ASSETS.................................         100.0%    $ 878,984,599
                                                     ----        ----------
                                                     ----        ----------

(a) Non-income producing security.
(b) Private placement (note 6).
(c) The aggregate cost for federal income tax purposes is $772,199,785; aggregate gross unrealized appreciation is $127,530,438 and aggregate gross unrealized depreciation is $23,427,978, resulting in net unrealized appreciation of $104,102,460.

--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

               DESCRIPTION                     SHARES             VALUE
---------------------------------------------------------------
LAZARD INTERNATIONAL SMALL CAP PORTFOLIO
COMMON STOCKS* --82.7%
ARGENTINA--3.1%
   Capex SA, 144A (a),(c).................        218,800     $   3,610,200
                                                              -------------
AUSTRALIA--3.6%
   Bibury Ltd. (a),(d)....................        472,100                 0
   Energy Equity Corp. Ltd. (a)...........      1,506,000           840,283
   Pacific Mutual Ltd.....................        991,200         1,822,718
   Pasminco Ltd...........................      1,084,500         1,525,544
                                                              -------------
   TOTAL AUSTRALIA........................                        4,188,545
                                                              -------------
BELGIUM--3.2%
   Audiofina..............................         46,500         2,228,327
   Quick Restaurants SA...................         14,400         1,426,130
                                                              -------------
   TOTAL BELGIUM..........................                        3,654,457
                                                              -------------
CANADA--0.9%
   Maple Leaf Foods, Inc. ................        202,200         1,036,695
                                                              -------------
DENMARK--2.3%
   Spar Nord Holding......................         51,000         1,488,606
   Sparekassen Bikuben Girobank...........         36,200         1,235,811
                                                              -------------
   TOTAL DENMARK..........................                        2,724,417
                                                              -------------
FINLAND--5.2%
   Finnair OY.............................        159,700         1,096,481
   Huhtamaki Group........................         65,200         2,181,967
   Sampo Insurance Company Ltd. ..........         46,500         2,700,687
                                                              -------------
   TOTAL FINLAND..........................                        5,979,135
                                                              -------------
FRANCE--3.7%
   Axime (Ex Segin) (a)...................          9,000         1,259,818
   Klepierre..............................         14,600         1,788,242
   Societe des Immeubles de France........         19,300         1,245,742
   Societe des Immuebles de France (a)....            315            20,332
                                                              -------------
   TOTAL FRANCE...........................                        4,314,134
                                                              -------------
GERMANY--2.1%
   Cewe Color Holding AG..................          3,600         1,314,041
   Wuerttembergische Metallwarenfabrik
     AG...................................          5,700         1,162,118
                                                              -------------
   TOTAL GERMANY..........................                        2,476,159
                                                              -------------
HONG KONG--2.3%
   China Apollo Holdings Ltd. (a).........      4,041,000           522,039
   Peregrine Investment...................      1,499,000         2,159,189
                                                              -------------
   TOTAL HONG KONG........................                        2,681,228
                                                              -------------
IRELAND--2.6%
   Fitzwilton PLC.........................      2,289,400         2,192,912
   Unidare PLC (a)........................        241,600           875,530
                                                              -------------
   TOTAL IRELAND..........................                        3,068,442
                                                              -------------
ITALY--3.5%
   Arnoldo Mondadori Editore SPA..........        245,300         1,858,273
   Editoriale L' Espresso SPA (a).........        429,800         1,199,931
   Mediolanum SPA (a).....................        100,000           995,918
                                                              -------------
   TOTAL ITALY............................                        4,054,122
                                                              -------------
JAPAN--8.1%
   Aderans Company Ltd. ..................         90,000         2,402,963
   Cowboy Company Ltd. ...................        131,000         1,772,779
   Dowa Fire & Marine Insurance Co. ......        190,000         1,038,906

               DESCRIPTION                     SHARES             VALUE
---------------------------------------------------------------
   FCC Company Ltd. ......................         23,000     $     855,941
   Kanamoto Company Ltd. .................         70,000         1,164,907
   Nisshin Fire & Marine Insurance Co. ...        217,000         1,071,458
   Zenitaka Corp. (a).....................        146,000         1,065,313
                                                              -------------
   TOTAL JAPAN............................                        9,372,267
                                                              -------------
NEW ZEALAND--6.2%
   Fisher & Paykel Industries Ltd. .......        575,516         1,853,054
   Tranz Rail Holdings Ltd. (a)...........         82,600         1,146,075
   Warehouse Group Ltd. ..................      1,140,800         2,040,647
   Wrightson Ltd. ........................      2,873,200         2,115,118
                                                              -------------
   TOTAL NEW ZEALAND......................                        7,154,894
                                                              -------------
NORWAY--3.3%
   Aker AS Class B........................         94,700         1,692,870
   Fokus Bank AS (a)......................        390,800         2,131,932
                                                              -------------
   TOTAL NORWAY...........................                        3,824,802
                                                              -------------
PAKISTAN--0.0%
   Lever Brothers Ltd. ...................            540            12,341
   Packages...............................            750             2,078
                                                              -------------
   TOTAL PAKISTAN.........................                           14,419
                                                              -------------
SOUTH KOREA--1.9%
   Chosun Brewery (a).....................         32,000         1,020,592
   Shinhan Bank...........................         50,900         1,142,238
                                                              -------------
   TOTAL SOUTH KOREA......................                        2,162,830
                                                              -------------
SPAIN--3.5%
   Acerinox SA............................         10,400         1,084,645
   Corporacion Financiera Reunida
     SA (a)...............................      1,070,400         2,993,658
                                                              -------------
   TOTAL SPAIN............................                        4,078,303
                                                              -------------
SWEDEN--4.8%
   Althin Medical AB......................         55,000         1,287,745
   Getinge Industries AB..................         66,198         1,249,944
   TV 4 AB Series A.......................        172,900         3,055,739
                                                              -------------
   TOTAL SWEDEN...........................                        5,593,428
                                                              -------------
SWITZERLAND--6.2%
   Attisholz Holding AG (a)...............          2,600         1,218,685
   Liechtenstein Global Trust.............          5,000         2,439,610
   Logitech International SA (a)..........         14,300         1,795,793
   Swisslog Holding AG....................          5,690         1,683,970
                                                              -------------
   TOTAL SWITZERLAND......................                        7,138,058
                                                              -------------
TAIWAN--3.3%
   ASE Test Ltd. (a)......................         20,000         1,046,250
   Yageo Corp. (a),(c)....................        371,000         2,830,730
                                                              -------------
   TOTAL TAIWAN...........................                        3,876,980
                                                              -------------
UNITED KINGDOM--12.9%
   Anglian Group PLC......................        491,350         1,488,014
   Bell Cablemedia PLC (a),(b)............         75,400         1,262,950
   Berisford PLC..........................        740,000         2,057,152
   Greycoat PLC...........................      1,018,175         2,221,674
   London Clubs International PLC.........        121,300         1,654,824
   McDonnell Information Systems PLC......      1,347,000         1,527,116
   School PLC.............................        736,400         2,962,069
   Takare PLC.............................        869,000         1,756,282
                                                              -------------
   TOTAL UNITED KINGDOM...................                       14,930,081
                                                              -------------
TOTAL COMMON STOCK
 (Identified cost $95,356,097)............                       95,933,596
                                                              -------------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

               DESCRIPTION                     SHARES             VALUE
---------------------------------------------------------------
LAZARD INTERNATIONAL SMALL CAP
 PORTFOLIO (CONTINUED)
PREFERRED STOCKS* --8.2%
AUSTRIA--1.8%
   Bau Holdings AG........................         32,000     $   2,031,436
                                                              -------------
GERMANY--4.5%
   Hornbach Holding AG....................         34,300         2,953,146
   Moebel Walther AG......................         50,770         2,305,933
                                                              -------------
   TOTAL GERMANY..........................                        5,259,079
                                                              -------------
UNITED KINGDOM--1.9%
   Signet Group PLC (a),(b)...............             23         2,208,000
                                                              -------------
TOTAL PREFERRED STOCKS
 (Identified cost $7,341,607).............                        9,498,515
                                                              -------------
WARRANTS--0.0%
 (Identified cost $0)
HONG KONG--0.0%
   Peregrine Investment Holdings
     Ltd. (a).............................        149,900            18,590
                                                              -------------

                                              PRINCIPAL
                                               AMOUNT
                                            -------------
CONVERTIBLE BONDS* --3.4%
PHILIPPINES--1.6%
   Bacnotan Consolidated Industries 144A,
     5.50%, 6/21/04.......................  $   2,000,000         1,880,000
                                                              -------------
UNITED STATES--1.8%
   International CableTel Inc. 144A,
     7.25%, 4/15/05.......................      1,700,000         2,035,750
                                                              -------------
TOTAL CONVERTIBLE BONDS
 (Identified cost $3,700,000).............                        3,915,750
                                                              -------------
DISCOUNT NOTES--2.8%
 (Identified cost $3,244,757)
   Federal Home Loan Bank Discount Notes,
     5.28%, 7/12/96.......................      3,250,000         3,244,757
                                                              -------------
TOTAL INVESTMENTS
 (Identified cost $109,642,461)(e)........           97.1%      112,611,208
CASH AND OTHER ASSETS IN EXCESS OF
 LIABILITIES..............................            2.9         3,383,846
                                                     ----        ----------
NET ASSETS................................          100.0%    $ 115,995,054
                                                     ----        ----------
                                                     ----        ----------

(a) Non-income producing security.
(b) American Depository Receipts.
(c) Global Depository Receipts.
(d) Bankrupt security valued at zero.
(e) The aggregate cost for federal income tax purposes is $109,642,461; aggregate gross unrealized appreciation is $10,007,606 and aggregate gross unrealized depreciation is $7,038,859, resulting in net unrealized appreciation of $2,968,747.

 * Percentages of common stocks, preferred stocks, and convertible bonds are presented in the portfolio by currency denomination.
    Percentages by industry are as follows:

    Agriculture 1.8%, Auto Parts 0.7%, Banks 1.0%, Brewery 0.9%, Broadcasting 5.6%, Building & Construction 0.9%, Computers & Business Equipment 3.9%, Construction Materials 4.4%, Cosmetics & Toiletries 2.6%, Electrical Equipment 0.8%, Electronics 4.9%, Engineering & Construction 1.8%, Entertainment 1.4%, Financial Services 11.2%, Food & Beverage 5.1%, Health Care 1.5%, Hotel & Restaurant 1.2%, Household Products 1.0%, Industrial & Machinery 2.6%, Insurance 5.0%, Leisure Time 1.1%, Medical Supplies 1.1%, Metals 2.2%, Miscellaneous 8.6%, Oil & Gas Exploration 0.7%, Paper Products 1.1%, Real Estate 3.0%, Retailing 8.3%, Retail Trade 2.0%, Telecommunication 1.8%, Telephone 1.1%, Transportation & Freight Services 1.9%, Venture Capital 3.1%.

    Forward Foreign Currency Contracts open at June 30, 1996:

                                                           Unrealized
    Contracts            In Exchange        Delivery      Appreciation
   to Deliver                For              Date       (Depreciation)
-----------------     -----------------     --------     --------------
BEL  191,296,000       $    6,100,000        9/13/96       $  (40,516)
DEM   10,451,210       $    6,860,000        9/13/96          (45,298)
FIM   28,641,330       $    6,100,000        9/13/96         (108,747)
FRF   24,170,244       $    4,676,000        9/13/96          (39,694)
 $        52,328      NZD      76,114        7/5/96                37
 $     1,162,283      FRF   5,971,812        7/3/96            (1,266)
 $     2,336,182      JPY 255,087,674        7/2/96            (3,738)
 $       711,014      NZD   1,040,254        7/2/96             4,675
JPY  179,266,978       $    1,637,739        7/1/96            (1,422)
                                                         --------------
                                                           $ (235,969)
                                                         ================

--------------------------------------------------------------------------------

                                                SHARES
                                             ------------
LAZARD EMERGING MARKETS PORTFOLIO
COMMON STOCKS* --78.8%
ARGENTINA--4.3%
   Capex SA..............................         224,900     $   1,822,419
   Metrogas SA Class B (b)...............         103,400         1,085,700
   Quilmes Industrial Quinsasa (b).......          61,900           634,475
   YPF Sociedad Anonima Class D (b)......          46,300         1,041,750
                                                              -------------
   TOTAL ARGENTINA.......................                         4,584,344
                                                              -------------

               DESCRIPTION                      SHARES            VALUE
---------------------------------------------------------------
BRAZIL--1.3%
   Light Participacoes SA (a)............       1,200,000     $     193,850
   Pao de Acucar 144A (a),(c)............          73,800         1,199,250
                                                              -------------
   TOTAL BRAZIL..........................                         1,393,100
                                                              -------------
CHILE--5.5%
   AFP Provida SA (b)....................          59,300         1,445,437
   Banco BHIF (a),(b)....................          97,400         1,960,175

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

               DESCRIPTION                      SHARES            VALUE
---------------------------------------------------------------
LAZARD EMERGING MARKETS PORTFOLIO (CONTINUED)
   Chilectra SA (a),(b)..................          21,500     $   1,182,992
   Compania De Telecomunicaciones de
     Chile (b)...........................          13,500         1,324,688
                                                              -------------
   TOTAL CHILE...........................                         5,913,292
                                                              -------------
COLOMBIA--1.1%
   Banco De Bogota.......................         226,401         1,198,534
                                                              -------------
CZECH REPUBLIC--1.3%
   Komercni Banka AS 144A (a),(c)........          51,700         1,395,900
                                                              -------------
ECUADOR--1.2%
   La Cemento Nacional CA
     144A (a),(c)........................           7,300         1,292,100
                                                              -------------
GREECE--2.5%
   Ergo Bank SA..........................          19,100         1,052,156
   Papastratos Cigarette SA (a)..........          24,300           692,034
   Titan Cement Co. SA...................          19,300           954,047
                                                              -------------
   TOTAL GREECE..........................                         2,698,237
                                                              -------------
HONG KONG--5.9%
   Chen Hsong Holdings...................       2,936,000         1,574,049
   Guangshen Railway Co., Ltd. ADS
     (a),(b).............................          78,800         1,507,050
   Peregrine Investment Holdings, Ltd....         846,000         1,218,595
   Tingyi (Cayman Island) Holdings Co.
     (a).................................       4,600,000         1,262,790
   Yue Yuen Industrial Holdings..........       2,862,000           813,404
                                                              -------------
   TOTAL HONG KONG.......................                         6,375,888
                                                              -------------
HUNGARY--3.4%
   Cofinec (a)...........................          16,400           783,100
   Egis Gyogyszergyar....................          21,400         1,279,282
   MOL Magyar Olaj-es Gazipari 144A
     (a),(c).............................         105,700         1,167,985
   Zagrebacka Banka (a),(c)..............          36,200           412,680
                                                              -------------
   TOTAL HUNGARY.........................                         3,643,047
                                                              -------------
INDIA--1.4%
   Ashok Leyland Ltd. 144A (a),(c).......          58,600           820,400
   Hindalco Industries Ltd. 144A
     (a),(c).............................          19,200           729,600
                                                              -------------
   TOTAL INDIA...........................                         1,550,000
                                                              -------------
INDONESIA--11.5%
   Astra International...................       1,141,500         1,655,236
   Bank Bali.............................         591,750         1,271,214
   Citra Marga Nusaphala Persada.........       1,014,000         1,546,595
   Kawasan Industries Jababeka...........         707,250         1,033,147
   Matahari Putra Prima..................         380,000           693,878
   Ramayana Lestari (a)..................           1,215         3,883,824
   Steady Safe...........................         927,000         1,194,844
   Trias Sentosa.........................         558,500         1,091,805
                                                              -------------
   TOTAL INDONESIA.......................                        12,370,543
                                                              -------------
MALAYSIA--5.4%
   Edaran Otomobil Nasional Berhad.......         160,000         1,532,973
   IOI Properties Berhad.................         343,000         1,079,395
   Rashid Hussain Berhad.................         389,000         1,426,879
   Sistem Televisyen Malaysia Berhad
     (a).................................         238,000           486,590
   Sistem Televisyen Malaysia Berhad A
     Shares (a)..........................         140,000           286,230
   Southern Bank Berhad..................         417,000         1,019,723
                                                              -------------
   TOTAL MALAYSIA........................                         5,831,790
                                                              -------------

               DESCRIPTION                      SHARES            VALUE
---------------------------------------------------------------
MEXICO--7.5%
   Cemex SA de CV........................         435,900     $   1,563,148
   Corporacion Geo SA de CV 144A
     (a),(b).............................          75,000         1,312,500
   Elamex SA de CV (a)...................         111,100         1,111,000
   Fomento Economico Mexicano SA de CV
     Series B............................         551,000         1,583,626
   Grupo Embotelladoras de Mexico SA de
     CV (a),(b)..........................         139,500         1,482,187
   Pan American Beverages, Inc. Class A
     (b).................................          21,700           971,075
                                                              -------------
   TOTAL MEXICO..........................                         8,023,536
                                                              -------------
MOROCCO--1.3%
   Banque Marocaine de Commerce 144A
     (a),(c).............................         100,000         1,400,000
                                                              -------------
PAKISTAN--0.9%
   Hub Power Ltd. 144A (a),(c)...........          38,000           921,500
                                                              -------------
PERU--1.2%
   Cerveceria Backus & Johnston..........       1,014,041         1,282,598
                                                              -------------
PHILIPPINES--3.3%
   Alaska Milk Corp. (a).................       8,624,000         1,053,313
   Benpres Holdings Corp. 144A (a),(c)...         134,600         1,094,298
   Fil-Estate Land Inc...................       1,080,000         1,380,916
                                                              -------------
   TOTAL PHILIPPINES.....................                         3,528,527
                                                              -------------
PORTUGAL--3.3%
   Banco Totta e Acores..................          61,900         1,211,500
   Investec-Consultadoria Internacional
     SA (a)..............................          37,200         1,236,038
   Portugal Telecom SA (a),(b)...........          40,400         1,060,500
                                                              -------------
   TOTAL PORTUGAL........................                         3,508,038
                                                              -------------
RUSSIA--0.8%
   First NIS Regional Fund (a)...........          88,000           880,000
                                                              -------------
SOUTH AFRICA--6.9%
   Amalgamated Banks of South Africa.....         275,000         1,523,194
   Barlow Ltd. ..........................         148,400         1,549,758
   JD Group Ltd. ........................         295,354         1,601,851
   Kersaf Investments Ltd. ..............         100,800         1,032,892
   Malbak Ltd. ..........................         324,390         1,609,597
   Malbak Ltd. 144A (c)..................           8,610            40,897
                                                              -------------
   TOTAL SOUTH AFRICA....................                         7,358,189
                                                              -------------
SOUTH KOREA--6.5%
   Chosun Brewery (a)....................          29,569           943,059
   Korea Chemical Company, Ltd. .........           3,760           406,383
   Korea Mobile Telecom Corp. ...........           1,106         1,352,505
   New Korea Trust (a)...................          50,000           819,000
   Pohang Iron & Steel Co., Ltd. ........          12,000           978,846
   Samsung Electronics Ltd. 144A
     (a),(d).............................          13,900           333,600
   Samsung Electronics Ltd. 144A
     (a),(e).............................           4,189            75,402
   Samsung Electronics Ltd. (Bonus
     Shares) 144A (a),(c)................              62             2,418
   Samsung Electronics Ltd. 144A
     (a),(f).............................             204            10,404
   Seoul City Gas Co. ...................          16,400         1,283,777
   Shinhan Bank..........................          35,800           803,382
                                                              -------------
   TOTAL SOUTH KOREA.....................                         7,008,776
                                                              -------------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

               DESCRIPTION                      SHARES            VALUE
---------------------------------------------------------------
LAZARD EMERGING MARKETS PORTFOLIO (CONTINUED)
TAIWAN--1.6%
   Siliconware Precision Industries Inc.
     144A (a),(c)........................          58,720     $     462,420
   Yageo Corp. (a),(c)...................         167,300         1,276,499
                                                              -------------
   TOTAL TAIWAN..........................                         1,738,919
                                                              -------------
VENEZUELA--0.7%
   Venezolana de Cementos................         392,000           747,852
                                                              -------------
TOTAL COMMON STOCKS
 (Identified cost $76,315,521)...........                        84,644,710
                                                              -------------
PREFERRED STOCKS* --7.5%
ARGENTINA--0.5%
   Quilmes Industrial Quinsasa (a),(b)...          55,650           570,412
                                                              -------------
BRAZIL--6.0%
   Banco Itau SA.........................       3,300,000         1,340,736
   Cemig Cia Energetica de Minas Gerais..      47,908,000         1,273,793
   Companhia Cervejaria Brahma (a).......       2,814,400         1,678,775
   Companhia Cimento Portla Itau.........       4,100,000         1,159,530
   Dixie Toga SA.........................       1,004,500           970,290
                                                              -------------
   TOTAL BRAZIL..........................                         6,423,124
                                                              -------------
COLOMBIA--1.0%
   Gran Cadena de Almacenes Class B 144A
     (b).................................          77,400         1,025,550
                                                              -------------
TOTAL PREFERRED STOCKS
 (Identified cost $7,504,483)............                         8,019,086
                                                              -------------
WARRANTS--0.0%
HONG KONG--0.0%
   Peregrine Investment Holdings Ltd.
     (a).................................          65,900             8,258
                                                              -------------
INDONESIA--0.0%
   Bank Bali (a).........................          29,000            15,575
                                                              -------------
TOTAL WARRANTS
 (Identified cost $0)....................                            23,833
                                                              -------------
RIGHTS--0.0%
 (Identified cost $0)
MALAYSIA--0.0%
   South Bank Berhad.....................          63,750                 0
                                                              -------------

                                              PRINCIPAL
                                                AMOUNT
                                             ------------
BONDS* --1.7%
 (Identified cost $1,770,750)
SOUTH AFRICA--1.7%
   Republic of South Africa, 11.50%,
     5/30/00.............................    $  8,725,000         1,852,374
                                                              -------------
CONVERTIBLE BONDS* --1.2%
PHILIPPINES--0.8%
   Bacnotan Consolidated Industries,
     5.50%, 6/21/04......................         950,000           893,000
                                                              -------------
                                              PRINCIPAL
               DESCRIPTION                      AMOUNT            VALUE
---------------------------------------------------------------
TAIWAN--0.4%
   United Micro Electronics (a), 1.25%,
     6/8/04..............................    $    285,000     $     363,375
                                                              -------------
TOTAL CONVERTIBLE BONDS
 (Identified cost $1,406,575)............                         1,256,375
                                                              -------------
DISCOUNT NOTES--16.1%
 (Identified cost $17,327,001)
   Federal Home Loan Bank Discount Notes,
     5.28%, 7/12/96......................      17,355,000        17,327,001
                                                              -------------
TOTAL INVESTMENTS
 (Identified cost $104,324,330) (g)......           105.3%      113,123,379
LIABILITIES IN EXCESS OF CASH AND OTHER
 ASSETS..................................            (5.3)       (5,695,242)
                                                     ----        ----------
NET ASSETS...............................           100.0%    $ 107,428,137
                                                     ----        ----------
                                                     ----        ----------

(a)  Non-income producing security.
(b) American Depository Receipts.
(c) Global Depository Receipts ("GDR").
(d) GDR. One GDR represents 1/2 of a non-voting share.
(e) GDR. One GDR represents 1/2 of a non-voting preferred share.
(f)  GDR. One GDR represents 1/2 of a common share.
(g) The aggregate cost for federal income tax purposes is $104,324,330; aggregate gross unrealized appreciation is $11,178,633 and aggregate gross unrealized depreciation is $2,379,584, resulting in net unrealized appreciation of $8,799,049.

 * Percentages of stocks and bonds are presented in the portfolio by currency denomination.

    Percentage by industry are as follows:

    Apparel & Textiles 0.8%, Automotive 1.4%, Banks 10.0%, Brewery 3.0%, Broadcasting 0.8%, Business Services & Supplies 1.1%, Chemicals & Plastics 1.4%, Commercial Services 1.4%, Communications 5.2%, Conglomerates 3.0%, Construction Materials 5.5%, Domestic Oil 1.0%, Drugs & Health Care 1.2%, Electronics 2.4%, Financial Services 8.4%, Food & Beverages 7.1%, Holding Company--Diversified 2.6%, Homebuilders 1.2%, Industrial & Machinery 3.5%, International Oil 2.1%, Leisure Time 1.0%, Metals 0.7%, Miscellaneous 4.9%, Real Estate 2.3%, Registered Investment Company 0.8%, Retailing 7.7%, Steel 0.9%, Tobacco 0.6%, Transportation 1.4%, Trusts 0.8%, Utilities 3.3%, Foreign Government Obligations 1.7%.

Forward Foreign Currency Contracts open at June 30, 1996:

                                                     Unrealized
 Contracts         In Exchange        Delivery      Appreciation
to Deliver             For              Date       (Depreciation)
-----------     -----------------     --------     --------------
$3,890,000      IDR 9,039,600,000      7/17/96        $ (6,176)
$  514,442      IDR 1,195,563,578       7/3/96            (773)
$   52,590      IDR   122,323,639       7/2/96             (34)
$   84,322        MYR     210,637       7/2/96             118
$3,890,000      IDR 9,039,600,000       7/1/96          (6,176)
$  141,246        MYR     352,196       7/1/96             (56)
$2,008,862       ZAR    8,658,196       7/1/96         (10,664)
                                                   --------------
                                                      $(23,761)
                                                   ================

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

                  DESCRIPTION                      SHARES          VALUE
---------------------------------------------------------------
LAZARD GLOBAL EQUITY PORTFOLIO
COMMON STOCKS--95.8%
AUSTRALIA--1.1%
   Westpac Bank Corp. ..........................     12,100     $    53,535
                                                                -----------
FINLAND--0.9%
   Kymmene OY (a)...............................      2,212          45,896
                                                                -----------
FRANCE--7.6%
   Accor SA.....................................        340          47,593
   Alcatel Alsthom (Cie Gen El).................        750          65,470
   Cie de Saint Gobain..........................        330          44,204
   Generale des Eaux............................        630          70,427
   Rhone-Poulenc A..............................         48           1,263
   Rhone-Poulenc SA.............................      2,800          73,489
   Societe Nationale Elf Aquitaine..............      1,100          80,967
                                                                -----------
   TOTAL FRANCE.................................                    383,413
                                                                -----------
GERMANY--8.0%
   Daimler Benz AG (a)..........................        180          96,422
   Hoechst AG...................................      2,500          84,841
   Mannesmann AG................................        235          81,296
   Siemens AG...................................      1,350          72,183
   Veba AG......................................      1,320          70,206
                                                                -----------
   TOTAL GERMANY................................                    404,948
                                                                -----------
HONG KONG--1.5%
   HSBC Holdings, Ltd. .........................      4,863          73,503
                                                                -----------
JAPAN--17.4%
   DDI Corp. ...................................          8          69,931
   Honda Motor Co. .............................      3,000          77,904
   Matsushita Electric Industrial Co. ..........      4,000          74,613
   Mitsubishi Heavy Ind. .......................      6,000          52,284
   Mitsui Marine & Fire.........................      3,000          23,892
   NKK Corp. (a)................................     19,000          57,678
   Omron Corp. .................................      2,000          42,610
   Promise Company Ltd. ........................      1,000          49,376
   Ricoh Company, Ltd. .........................      7,000          74,247
   Rohm Company, Ltd. ..........................      1,000          66,200
   Sekisui Chemical Co. ........................      4,000          49,010
   Sony Corp. ..................................      1,300          85,704
   Sumitomo Trust & Banking.....................      6,000          82,293
   Toyota Motor Corp. ..........................      3,000          75,161
                                                                -----------
   TOTAL JAPAN..................................                    880,903
                                                                -----------
NETHERLANDS--4.1%
   Heineken NV..................................        330          73,798
   ING Groep NV.................................      2,050          61,181
   Royal Dutch Petroleum Co. (b)................        480          73,800
                                                                -----------
   TOTAL NETHERLANDS............................                    208,779
                                                                -----------
SPAIN--0.9%
   ENDESA.......................................        740          46,190
                                                                -----------
SWEDEN--2.0%
   Astra AB Series B............................      1,180          51,513
   Nackebro Fastighets AB (a)...................        150           1,858
   Svenska Handelsbanken Series A...............      2,400          50,211
                                                                -----------
   TOTAL SWEDEN.................................                    103,582
                                                                -----------

                  DESCRIPTION                      SHARES          VALUE
---------------------------------------------------------------
SWITZERLAND--3.5%
   Baloise Holdings Ltd. .......................         21     $    45,689
   Ciba Geigy AG................................         60          73,188
   Nestle SA....................................         50          57,151
                                                                -----------
   TOTAL SWITZERLAND............................                    176,028
                                                                -----------
UNITED KINGDOM--11.2%
   Allied Domecq PLC............................      6,900          48,543
   British Aerospace PLC........................      4,850          73,552
   Cadbury Schweppes PLC........................      8,951          70,757
   General Electric Co. PLC.....................      8,600          46,279
   Lloyds Abbey Life PLC........................      7,700          60,749
   Mirror Group PLC.............................     16,200          51,199
   National Power P/P Ord. PLC..................     10,700          63,811
   Redland PLC..................................      5,500          33,996
   Sears PLC....................................     33,300          51,199
   Thorn EMI PLC................................        870          24,240
   Unilever PLC.................................      2,180          43,336
                                                                -----------
   TOTAL UNITED KINGDOM.........................                    567,661
                                                                -----------
UNITED STATES--37.6%
   Aetna Life & Casualty Co. ...................      1,000          71,500
   Allied Signal, Inc. .........................      1,100          62,838
   Amoco Corp. .................................        990          71,650
   AMR Corp. (a)................................        500          45,500
   Archer Daniels Midland Co. ..................      2,750          52,594
   AT&T Corp. ..................................      1,960         121,520
   BankAmerica Corp. ...........................        930          70,447
   Champion International Corp. ................        980          40,915
   Chase Manhattan Corp. .......................      1,550         109,469
   Columbia/HCA Healthcare Corp. ...............        980          52,308
   Deere & Co. .................................      1,200          48,000
   Digital Equipment Corp. (a)..................      1,730          77,850
   Du Pont (E.I.) De Nemours & Co. .............      1,060          83,872
   General Electric Co. ........................        900          77,850
   International Business Machines Corp. .......        820          81,180
   ITT Industries, Inc. ........................      1,780          44,723
   Kimberly-Clark Corp. ........................        980          75,705
   Lockheed Martin Corp. .......................      1,400         117,600
   Mobil Corp. .................................        900         100,912
   Philip Morris Companies, Inc. ...............      1,100         114,400
   Sears Roebuck & Co. .........................      1,620          78,772
   Travelers Group, Inc. .......................      1,650          75,281
   U S West, Inc. (a)...........................      2,130          38,873
   UST, Inc. ...................................      1,600          54,800
   Viacom, Inc. Class B (a).....................      1,270          49,371
   Xerox Corp. .................................      1,590          85,065
                                                                -----------
   TOTAL UNITED STATES..........................                  1,902,995
                                                                -----------
TOTAL COMMON STOCKS
 (Identified cost $4,652,678)...................                  4,847,433
                                                                -----------
PREFERRED STOCKS--1.0%
 (Identified cost $51,492)
ITALY--1.0%
   Fiat SPA.....................................     27,000          47,432
                                                                -----------
RIGHTS--0.0%
 (Identified cost $0)
GERMANY--0.0%
   Daimler Benz AG (a)..........................         80              11
                                                                -----------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

                                                  PRINCIPAL
                  DESCRIPTION                      AMOUNT          VALUE
---------------------------------------------------------------
LAZARD GLOBAL EQUITY PORTFOLIO (CONTINUED)
DISCOUNT NOTES--3.9%
 (Identified cost $199,677)
   Federal Home Loan Bank Discount Notes, 5.28%,
     7/12/96....................................  $ 200,000     $   199,678
                                                                -----------
TOTAL INVESTMENTS
 (Identified cost $4,903,847)(c)................      100.7%      5,094,554
LIABILITIES IN EXCESS OF CASH AND OTHER
 ASSETS.........................................       (0.7)        (36,103)
                                                       ----        --------
NET ASSETS......................................      100.0%    $ 5,058,451
                                                       ----        --------
                                                       ----        --------

(a) Non-income producing security.
(b) American Depository Receipts.
(c) The aggregate cost for federal income tax purposes is $4,903,847; aggregate gross unrealized appreciation is $272,706 and aggregate gross unrealized depreciation is $81,999, resulting in net unrealized appreciation of $190,707.

 * Percentages of common and preferred stocks are presented in the portfolio by country.

    Percentages by industry are as follows:

    Aerospace & Defense 5.0%, Agricultural Machinery 0.9%, Airline 0.9%, Automotive 5.9%, Banks 6.5%, Broadcasting 1.0%, Business Services & Supplies 1.4%, Chemicals & Plastics 7.3%, Computer & Business Equipment 6.3%, Conglomerates 0.9%, Construction Materials 0.7%, Containers & Glass 0.9%, Drugs & Health Care 2.1%, Electrical Equipment 6.0%, Electronics 1.3%, Energy 4.9%, Financial Services 5.9%, Food & Beverages 6.0%, Forest Products & Paper 0.9%, Gas Exploration 1.6%, Household Appliances & Home Furnishings 3.6%, Household Products 0.9%, Industrial & Machinery 2.6%, Insurance 4.0%, Leisure Time 0.9%, Newspapers 1.0%, Paper Products 2.3%, Retail Trade 2.6%, Steel 1.1%, Telephone 4.6%, Tobacco 3.3%, Utilities 3.5%.

Forward Foreign Currency Contracts open at June 30, 1996:

                                                 Unrealized
Contracts       In Exchange       Delivery      Appreciation
to Deliver          For             Date       (Depreciation)
----------     --------------     --------     --------------
 $ 69,561      FRF   358,563      7/31/96           $150
 $ 19,670      GBP    12,759       7/2/96            116
                                                     ---
                                                    $266
                                                     ---
                                                     ---

--------------------------------------------------------------------------------

                  DESCRIPTION                     SHARES          VALUE
---------------------------------------------------------------
LAZARD BANTAM VALUE PORTFOLIO
COMMON STOCKS--96.3%
AEROSPACE & DEFENSE--3.0%
   AAR Corp....................................     12,500     $    254,688
   Power Control Technologies, Inc. (a)........     33,400          304,775
                                                               ------------
                                                                    559,463
                                                               ------------
AIRLINE--2.0%
   World Airways, Inc. (a).....................     53,700          375,900
                                                               ------------
AUTO PARTS--3.6%
   APS Holding Corp. (a).......................     18,400          404,800
   Keystone Automotive Industries, Inc. (a)....     25,000          259,375
                                                               ------------
                                                                    664,175
                                                               ------------
CHEMICALS & PLASTICS--2.4%
   Mississippi Chemical Corp...................     21,900          438,000
                                                               ------------
COMPUTER SOFTWARE--2.3%
   BancTec, Inc. (a)...........................     21,100          427,275
                                                               ------------
CONSUMER GOODS--4.7%
   Fedders Corp................................     74,500          437,688
   Toro Co.....................................     13,000          430,625
                                                               ------------
                                                                    868,313
                                                               ------------
CONTAINERS & GLASS--1.9%
   United States Can Corp. (a).................     21,400          347,750
                                                               ------------
DRUGS & HEALTH CARE--2.3%
   Integrated Health Services, Inc.............     18,000          427,500
                                                               ------------
ELECTRICAL EQUIPMENT--4.5%
   Berg Electronics Corp. (a)..................     17,800          422,750
   Esterline Technologies Corp. (a)............     16,600          415,000
                                                               ------------
                                                                    837,750
                                                               ------------
FINANCIAL SERVICES--10.6%
   ALBANK Financial Corp.......................      8,400          221,550
   Bay View Capital Corp.......................     12,800          435,200

                  DESCRIPTION                     SHARES          VALUE
---------------------------------------------------------------
   Coast Savings Financial, Inc. (a)...........     13,500     $    442,125
   National Auto Credit, Inc. (a)..............     39,350          447,606
   Trans Financial, Inc........................     24,000          420,000
                                                               ------------
                                                                  1,966,481
                                                               ------------
HOTELS & RESTAURANTS--3.2%
   Bally's Grand, Inc. (a).....................      5,000          212,500
   Davco Restaurants, Inc. (a).................     43,000          376,250
                                                               ------------
                                                                    588,750
                                                               ------------
INDUSTRIAL & MACHINERY--9.8%
   Applied Power, Inc..........................     16,900          473,200
   Gardner Denver Machinery, Inc. (a)..........     16,500          435,187
   Graco, Inc. ................................     22,500          455,625
   Scotsman Industries, Inc....................     22,000          442,750
                                                               ------------
                                                                  1,806,762
                                                               ------------
INSURANCE--4.8%
   Delphi Financial Group, Inc. Class A (a)....     16,400          442,800
   MMI Cos., Inc...............................     14,700          453,862
                                                               ------------
                                                                    896,662
                                                               ------------
MANUFACTURING--6.7%
   ABC Rail Products Corp. (a).................     20,500          443,312
   Regal-Beloit Corp...........................     22,900          452,275
   Varlen Corp.................................     16,500          346,500
                                                               ------------
                                                                  1,242,087
                                                               ------------
MEDICAL SUPPLIES--4.0%
   SpaceLabs Medical, Inc. (a).................     14,000          325,500
   Sunrise Medical, Inc. (a)...................     21,100          406,175
                                                               ------------
                                                                    731,675
                                                               ------------
PETROLEUM EQUIPMENT & SERVICES--2.3%
   Coflexip SA (a), (b)........................     24,500          425,688
                                                               ------------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

                  DESCRIPTION                     SHARES          VALUE
---------------------------------------------------------------
LAZARD BANTAM VALUE PORTFOLIO (CONTINUED)
PUBLISHING--5.0%
   Mecklermedia Corp. (a)......................     25,000     $    506,250
   Scientific Games Holdings Corp. (a).........     14,300          414,700
                                                               ------------
                                                                    920,950
                                                               ------------
REAL ESTATE--1.3%
   JDN Realty Corp.............................     11,000          246,125
                                                               ------------
RETAIL--2.4%
   Big B, Inc. ................................     47,200          448,400
                                                               ------------
STEEL--4.5%
   Schnitzer Steel Industries, Inc. Class A....     17,200          460,100
   The Carbide/Graphite Group, Inc. (a)........     20,000          375,000
                                                               ------------
                                                                    835,100
                                                               ------------
TELECOMMUNICATION EQUIPMENT--4.1%
   Allen Group, Inc. ..........................     14,400          313,200
   Elamex SA de C.V. (a).......................     45,200          452,000
                                                               ------------
                                                                    765,200
                                                               ------------
TOYS & AMUSEMENTS--2.4%
   Toy Biz, Inc. (a)...........................     21,800          441,450
                                                               ------------
TRANSPORTATION--5.9%
   Genesee & Wyoming Inc. Class A (a)..........     30,000          615,000
   RailTex, Inc. (a)...........................     18,600          478,950
                                                               ------------
                                                                  1,093,950
                                                               ------------
TRUCKING & FREIGHT FORWARDING--2.6%
   Pittston Burlington Group...................     22,300          482,238
                                                               ------------
TOTAL COMMON STOCKS
 (Identified cost $16,926,068).................                  17,837,644
                                                               ------------

                                                 PRINCIPAL
                  DESCRIPTION                     AMOUNT          VALUE
---------------------------------------------------------------
DISCOUNT NOTES--3.7%
 (Identified cost $678,903)
   Federal Home Loan Bank Discount Notes,
     5.28%, 7/12/96............................  $ 680,000     $    678,903
                                                               ------------
TOTAL INVESTMENTS
 (Identified cost $17,604,971)(c)..............      100.0%      18,516,547
LIABILITIES IN EXCESS OF CASH AND OTHER
 ASSETS........................................        0.0           (2,132)
                                                      ----        ---------
NET ASSETS.....................................      100.0%    $ 18,514,415
                                                      ----        ---------
                                                      ----        ---------

(a) Non-income producing security.
(b) American Depository Receipts.
(c) The aggregate cost for federal income tax purposes is $17,604,971; aggregate gross unrealized appreciation is $1,190,801 and aggregate gross unrealized depreciation is $279,225, resulting in net unrealized appreciation of $911,576.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                   LAZARD              LAZARD
                                                              LAZARD           INTERNATIONAL        INTERNATIONAL
                                                              EQUITY               EQUITY           FIXED-INCOME
                                                             PORTFOLIO           PORTFOLIO           PORTFOLIO
----------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities, at value*.....................  $ 249,564,315       $1,559,423,679       $ 56,552,556
Cash.....................................................         20,636           18,547,320                 --
Net foreign currency contracts (note 2)..................             --                   --             32,147
Receivables for:
  Investments sold.......................................             --            5,675,928          7,890,584
  Dividends and interest.................................        399,320           10,480,038          1,372,035
  Capital stock sold.....................................        203,197            1,986,343          1,088,260
Due from Manager (note 3)................................             --                   --                 --
Deferred organizational expenses (note 2)................             --                4,531              4,962
                                                           -------------       --------------       ------------
Total assets.............................................    250,187,468        1,596,117,839         66,940,544
                                                           -------------       --------------       ------------
LIABILITIES
Payables for:
  Investments purchased..................................             --           17,199,931          8,817,482
  Capital stock repurchased..............................         44,100            1,207,486            124,885
  Dividends declared.....................................            788                4,276             54,885
Investment management fees payable (note 3)..............        166,672              951,480             58,373
Net foreign currency contracts (note 2)..................             --               24,160                 --
Due to Custodian.........................................             --                   --            120,317
Due to Manager...........................................             --                   --                 --
Accrued directors fees payable...........................          2,875                2,875              2,878
Accrued expenses and other payables......................         74,340            1,553,564             64,651
                                                           -------------       --------------       ------------
Total liabilities........................................        288,775           20,943,772          9,243,471
                                                           -------------       --------------       ------------
Net assets, at value.....................................    249,898,693        1,575,174,067         57,697,073
                                                           -------------       --------------       ------------
                                                           -------------       --------------       ------------
NET ASSETS
Paid in capital..........................................    205,839,631        1,331,638,375         57,446,598
Undistributed investment income--net.....................        719,348           19,654,932             24,128
Unrealized appreciation (depreciation) on:
  Investments--net.......................................     34,269,831          182,494,106            373,109
  Foreign currency--net..................................             --               18,973             30,699
Accumulated realized gain (loss)--net....................      9,069,883           41,367,681           (177,461)
                                                           -------------       --------------       ------------
NET ASSETS, AT VALUE.....................................  $ 249,898,693       $1,575,174,067       $ 57,697,073
                                                           -------------       --------------       ------------
                                                           -------------       --------------       ------------
Shares of capital stock outstanding**....................     13,517,069          116,861,655          5,514,213
                                                           -------------       --------------       ------------
                                                           -------------       --------------       ------------
NET ASSET VALUE PER SHARE................................  $       18.49       $        13.48       $      10.46
                                                           -------------       --------------       ------------
                                                           -------------       --------------       ------------

 * For identified cost, see accompanying portfolios of investments ** $0.001 par value, 1,000,000,000 shares authorized

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                        LAZARD                              LAZARD            LAZARD           LAZARD           LAZARD
       LAZARD          STRATEGIC          LAZARD         INTERNATIONAL       EMERGING          GLOBAL           BANTAM
        BOND             YIELD           SMALL CAP         SMALL CAP          MARKETS          EQUITY           VALUE
     PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO        PORTFOLIO       PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
    $ 81,942,356     $ 114,622,111     $ 876,302,245     $ 112,611,208     $ 113,123,379     $ 5,094,554     $ 18,516,547
          42,972           639,581         2,473,300         1,472,707         4,083,584          24,285            2,860
              --                --                --                --                --             266               --
       2,510,314         4,247,750         8,076,106         6,814,070                --              --               --
         757,845         2,062,329           771,485           284,071           300,118          19,267           12,230
          21,402         1,469,335         1,296,357           276,114           588,149              --           60,337
              --                --                --                --                --          63,501            8,632
           5,034             3,487             4,567             8,523            12,171              --               --
    ------------     -------------     -------------     -------------     -------------     -----------     ------------
      85,279,923       123,044,593       888,924,060       121,466,693       118,107,401       5,201,873       18,600,606
    ------------     -------------     -------------     -------------     -------------     -----------     ------------
      20,932,101        11,325,419         9,023,068         5,061,364        10,405,115          90,571           47,616
         155,000           337,339           157,220            18,668                --              --               --
          63,978           102,696               160                --                98              --               --
          57,889           102,111           527,384            62,187           128,796              --               --
              --           129,664                --           235,969            23,761              --               --
              --                --                --                --                --              --               --
              --                --                --                --            20,680              --               --
           2,875             2,875             5,956             2,875             2,875           2,875            1,689
          34,368            80,386           225,673            90,576            97,939          49,976           36,886
    ------------     -------------     -------------     -------------     -------------     -----------     ------------
      21,246,211        12,080,490         9,939,461         5,471,639        10,679,264         143,422           86,191
    ------------     -------------     -------------     -------------     -------------     -----------     ------------
      64,033,712       110,964,103       878,984,599       115,995,054       107,428,137       5,058,451       18,514,415
    ------------     -------------     -------------     -------------     -------------     -----------     ------------
    ------------     -------------     -------------     -------------     -------------     -----------     ------------
      65,443,626       111,967,798       717,289,979       109,911,662        98,972,674       4,831,252       16,445,547
          40,199            64,096         2,546,589           889,397           767,415          42,524            9,210
        (214,296)          427,095       104,102,460         2,968,747         8,799,049         190,707          911,576
              --          (140,838)               --          (245,875)          (39,799)           (204)              --
      (1,235,817)       (1,354,048)       55,045,571         2,471,123        (1,071,202)         (5,828)       1,148,082
    ------------     -------------     -------------     -------------     -------------     -----------     ------------
    $ 64,033,712     $ 110,964,103     $ 878,984,599     $ 115,995,054     $ 107,428,137     $ 5,058,451     $ 18,514,415
    ------------     -------------     -------------     -------------     -------------     -----------     ------------
    ------------     -------------     -------------     -------------     -------------     -----------     ------------
       6,597,785        11,503,057        49,674,109        10,118,936         9,663,479         480,216        1,572,762
    ------------     -------------     -------------     -------------     -------------     -----------     ------------
    ------------     -------------     -------------     -------------     -------------     -----------     ------------
    $       9.71     $        9.65     $       17.70     $       11.46     $       11.12     $     10.53     $      11.77
    ------------     -------------     -------------     -------------     -------------     -----------     ------------
    ------------     -------------     -------------     -------------     -------------     -----------     ------------

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                         LAZARD           LAZARD
                                                                         LAZARD       INTERNATIONAL    INTERNATIONAL
                                                                         EQUITY          EQUITY        FIXED-INCOME
                                                                       PORTFOLIO        PORTFOLIO        PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Income:
  Interest.........................................................   $    363,074    $   2,128,418     $  1,720,203
  Dividends........................................................      2,201,147       24,170,469               --
                                                                      ------------    -------------    -------------
Total investment income*...........................................      2,564,221       26,298,887        1,720,203
                                                                      ------------    -------------    -------------
EXPENSES:
  Management fees (note 3).........................................        829,443        5,490,910          189,480
  Administration fees (note 3).....................................         40,793          138,761           23,638
  Custodian fees (note 2)..........................................         40,993          860,808           47,067
  Professional services............................................         19,122           66,486           11,115
  Registration fees................................................         35,733           74,310           21,371
  Shareholder services.............................................         15,977           24,056            8,716
  Directors' fees and expenses.....................................          6,912            6,911            6,915
  Shareholders' reports............................................          2,986            5,314            1,523
  Amortization of organizational expenses (note 2).................             --            6,734            6,734
  Other............................................................          5,599           37,293            2,108
                                                                      ------------    -------------    -------------
Total expenses before fees waived and expenses reimbursed..........        997,558        6,711,583          318,667
  Management fees waived and expenses reimbursed (note 3)..........             --               --          (53,394)
  Administration fees waived (note 3)..............................             --               --               --
  Fees paid indirectly (note 2)....................................         (3,302)          (4,327)              --
                                                                      ------------    -------------    -------------
Expenses--net......................................................        994,256        6,707,256          265,273
                                                                      ------------    -------------    -------------
INVESTMENT INCOME--NET.............................................      1,569,965       19,591,631        1,454,930
                                                                      ------------    -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NET
  Realized gain (loss) on:
     Investments--net++............................................      9,069,883       47,514,915            7,990
     Foreign exchange transactions--net............................             --       (1,463,261)        (181,661)
  Net unrealized appreciation (depreciation) during the period on:
     Investments--net..............................................      9,113,322       55,583,927       (1,390,147)
     Foreign currency--net.........................................             --           54,720           17,023
                                                                      ------------    -------------    -------------
  Realized and unrealized gain (loss) on investments--net..........     18,183,205      101,690,301       (1,546,795)
                                                                      ------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....   $ 19,753,170    $ 121,281,932     $    (91,865)
                                                                      ------------    -------------    -------------
                                                                      ------------    -------------    -------------
*Net of foreign withholding taxes of:..............................   $     66,440    $   4,633,653     $     14,654
                                                                      ------------    -------------    -------------
                                                                      ------------    -------------    -------------

  + Does not include the operations of the Special Equity Portfolio from January
    1, 1996 through June 28, 1996 (acquisition date). See note 8.

 ++ Net of foreign withholding taxes of $91, $1,128, and $13 for the International Fixed-Income Portfolio, Strategic Yield Portfolio, and Emerging Markets Portfolio, respectively.

+++ For the period January 4, 1996 and March 5, 1996 (commencement of operations) through June 30, 1996 for the Global Equity Portfolio and the Bantam Value Portfolio, respectively.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                       LAZARD                            LAZARD            LAZARD            LAZARD           LAZARD
       LAZARD         STRATEGIC         LAZARD        INTERNATIONAL       EMERGING           GLOBAL           BANTAM
        BOND            YIELD         SMALL CAP         SMALL CAP          MARKETS           EQUITY           VALUE
     PORTFOLIO        PORTFOLIO       PORTFOLIO+        PORTFOLIO         PORTFOLIO       PORTFOLIO+++     PORTFOLIO+++
-----------------------------------------------------------------------------------------------------------------------

    $  1,795,841     $ 4,386,028     $  1,399,938      $    232,433      $    283,940       $ 10,459        $    26,042
              --              --        4,328,579         1,297,584           940,874         52,446             31,471
    ------------     -----------     ------------      ------------     -------------     ------------     ------------
       1,795,841       4,386,028        5,728,517         1,530,017         1,224,814         62,905             57,513
    ------------     -----------     ------------      ------------     -------------     ------------     ------------
         136,565         347,296        2,870,644           419,233           351,846         14,558             34,502
          24,221          28,052           96,205            29,833            25,864         19,127             13,664
          31,322          76,091           73,718           114,055           114,835         34,598             14,945
          11,910          13,047           38,613            14,255            12,259          9,950              6,564
          13,531          16,220           48,891             8,670            28,567         22,319             17,800
           8,893          10,582           22,730            14,473             9,838          7,979              8,983
           6,911           6,911            7,046             6,911             6,911          5,685              4,417
           1,624           2,516            6,130             4,162             2,421          1,538                911
           6,734           6,734            6,734             1,760             2,503             --                 --
           1,598           3,246           19,074             4,743             1,734          1,529              2,582
    ------------     -----------     ------------      ------------     -------------     ------------     ------------
         243,309         510,695        3,189,785           618,095           556,778        117,283            104,368
         (14,182)             --               --                --           (90,226)       (78,059)           (43,134)
          (9,375)             --               --                --            (6,250)       (18,750)           (12,500)
          (1,248)         (4,829)          (7,857)               --            (2,903)           (93)              (431)
    ------------     -----------     ------------      ------------     -------------     ------------     ------------
         218,504         505,866        3,181,928           618,095           457,399         20,381             48,303
    ------------     -----------     ------------      ------------     -------------     ------------     ------------
       1,577,337       3,880,162        2,546,589           911,922           767,415         42,524              9,210
    ------------     -----------     ------------      ------------     -------------     ------------     ------------
      (1,206,315)      1,461,307       56,732,742         3,101,116           823,993         (1,047)         1,148,082
              --         574,445               --           625,500           (70,682)        (4,781)                --
        (557,950)       (780,188)      26,726,788         5,408,735         9,738,091        190,707            911,576
              --        (148,897)              --          (272,969)          (38,230)          (204)                --
    ------------     -----------     ------------      ------------     -------------     ------------     ------------
      (1,764,265)      1,106,667       83,459,530         8,862,382        10,453,172        184,675          2,059,658
    ------------     -----------     ------------      ------------     -------------     ------------     ------------
    $   (186,928)    $ 4,986,829     $ 86,006,119      $  9,774,304      $ 11,220,587       $227,199        $ 2,068,868
    ------------     -----------     ------------      ------------     -------------     ------------     ------------
    ------------     -----------     ------------      ------------     -------------     ------------     ------------
    $         --     $    13,618     $      4,683      $    166,745      $     97,015       $  5,728        $        --
    ------------     -----------     ------------      ------------     -------------     ------------     ------------
    ------------     -----------     ------------      ------------     -------------     ------------     ------------

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                 LAZARD                          LAZARD
                                                 LAZARD                       INTERNATIONAL                  INTERNATIONAL
                                                 EQUITY                          EQUITY                       FIXED-INCOME
                                                PORTFOLIO                       PORTFOLIO                      PORTFOLIO
                                       ---------------------------   -------------------------------   --------------------------
                                        SIX MONTHS                     SIX MONTHS                      SIX MONTHS
                                          ENDED        YEAR ENDED        ENDED          YEAR ENDED        ENDED       YEAR ENDED
                                         JUNE 30,     DECEMBER 31,      JUNE 30,       DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                       ------------   ------------   --------------   --------------   -----------   ------------
                                          1996+           1995           1996+             1995           1996+          1995
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Investment income--net..............  $  1,569,965   $ 1,900,843    $   19,591,631   $   19,111,995   $ 1,454,930   $ 2,523,430
 Realized gain (loss) on investments
   and foreign exchange
   transactions......................     9,069,883    17,975,165        46,051,654       17,969,742      (173,671)    2,718,341
 Unrealized appreciation
   (depreciation)--net...............     9,113,322    20,838,939        55,638,647      104,009,885    (1,373,124)    1,908,806
                                         ----------   -----------      ------------     ------------     ---------   -----------
Net increase (decrease) in net assets
 resulting from operations...........    19,753,170    40,714,947       121,281,932      141,091,622       (91,865)    7,150,577
                                         ----------   -----------      ------------     ------------     ---------   -----------
Distributions to shareholders:
 From investment income--net.........      (850,617)   (1,412,326)               --       (6,515,474)   (1,454,839)   (2,523,430)
 From realized gains--net............    (6,665,393)  (11,452,652)       (7,553,725)     (14,115,900)     (160,803)     (801,842)
 In excess of investment
   income--net.......................            --            --                --               --            --    (1,799,275)
 In excess of realized gains--net....            --            --                --               --            --            --
                                         ----------   -----------      ------------     ------------     ---------   -----------
                                         (7,516,010)  (12,864,978)       (7,553,725)     (20,631,374)   (1,615,642)   (5,124,547)
                                         ----------   -----------      ------------     ------------     ---------   -----------
Capital stock transactions:
 Net proceeds from sales.............    78,238,020    55,622,979       440,160,153      497,338,051    16,001,828    13,752,209
 Net proceeds from reinvestment of
   distributions.....................     7,006,802    12,294,787         7,029,897       19,395,497     1,265,527     4,630,486
 Cost of shares redeemed.............   (11,370,277)  (21,085,965)     (285,293,637)    (169,521,331)   (3,487,078)  (10,587,176)
                                         ----------   -----------      ------------     ------------     ---------   -----------
Net increase (decrease) in net assets
 from capital stock transactions.....    73,874,545    46,831,801       161,896,413      347,212,217    13,780,277     7,795,519
                                         ----------   -----------      ------------     ------------     ---------   -----------
Total increase in net assets.........    86,111,705    74,681,770       275,624,620      467,672,465    12,072,770     9,821,549
Net assets at beginning of period....   163,786,988    89,105,218     1,299,549,447      831,876,982    45,624,303    35,802,754
                                         ----------   -----------      ------------     ------------     ---------   -----------
Net assets at end of period*.........  $249,898,693   $163,786,988   $1,575,174,067   $1,299,549,447   $57,697,073   $45,624,303
                                         ----------   -----------      ------------     ------------     ---------   -----------
                                         ----------   -----------      ------------     ------------     ---------   -----------
Shares issued and repurchased:
Shares outstanding at beginning of
 period..............................     9,405,110     6,482,310       103,988,517       74,103,632     4,204,312     3,499,078
                                         ----------   -----------      ------------     ------------     ---------   -----------
 Shares sold.........................     4,355,109     3,491,105        34,364,883       42,535,462     1,520,689     1,219,616
 Shares issued to shareholders from
   reinvestment of distributions.....       379,567       710,986           526,284        1,554,544       120,541       418,379
 Shares repurchased..................      (622,717)   (1,279,291)      (22,018,029)     (14,205,121)     (331,329)     (932,761)
                                         ----------   -----------      ------------     ------------     ---------   -----------
Net increase.........................     4,111,959     2,922,800        12,873,138       29,884,885     1,309,901       705,234
                                         ----------   -----------      ------------     ------------     ---------   -----------
Shares outstanding at end of
 period..............................    13,517,069     9,405,110       116,861,655      103,988,517     5,514,213     4,204,312
                                         ----------   -----------      ------------     ------------     ---------   -----------
                                         ----------   -----------      ------------     ------------     ---------   -----------
* Includes undistributed
 (overdistributed) net investment
 income of:..........................  $    719,348   $        --    $   19,654,932   $       63,301   $    24,128   $    24,037
                                         ----------   -----------      ------------     ------------     ---------   -----------
                                         ----------   -----------      ------------     ------------     ---------   -----------


                                                 LAZARD
                                                  BOND
                                               PORTFOLIO
                                       --------------------------
                                       SIX MONTHS
                                          ENDED       YEAR ENDED
                                        JUNE 30,     DECEMBER 31,
                                       -----------   ------------
                                          1996+          1995
---------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Investment income--net..............  $ 1,577,337   $ 1,992,173
 Realized gain (loss) on investments
   and foreign exchange
   transactions......................   (1,206,315)    1,538,947
 Unrealized appreciation
   (depreciation)--net...............     (557,950)    1,262,427
                                         ---------    ----------
Net increase (decrease) in net assets
 resulting from operations...........     (186,928)    4,793,547
                                         ---------    ----------
Distributions to shareholders:
 From investment income--net.........   (1,577,337)   (1,992,173)
 From realized gains--net............     (398,228)      (16,046)
 In excess of investment
   income--net.......................           --            --
 In excess of realized gains--net....           --            --
                                         ---------    ----------
                                        (1,975,565)   (2,008,219)
                                         ---------    ----------
Capital stock transactions:
 Net proceeds from sales.............   24,564,990    24,539,689
 Net proceeds from reinvestment of
   distributions.....................    1,730,049     1,820,886
 Cost of shares redeemed.............   (6,182,237)   (7,556,034)
                                         ---------    ----------
Net increase (decrease) in net assets
 from capital stock transactions.....   20,112,802    18,804,541
                                         ---------    ----------
Total increase in net assets.........   17,950,309    21,589,869
Net assets at beginning of period....   46,083,403    24,493,534
                                         ---------    ----------
Net assets at end of period*.........  $64,033,712   $46,083,403
                                         ---------    ----------
                                         ---------    ----------
Shares issued and repurchased:
Shares outstanding at beginning of
 period..............................    4,560,693     2,650,557
                                         ---------    ----------
 Shares sold.........................    2,482,443     2,500,066
 Shares issued to shareholders from
   reinvestment of distributions.....      176,103       186,028
 Shares repurchased..................     (621,454)     (775,958)
                                         ---------    ----------
Net increase.........................    2,037,092     1,910,136
                                         ---------    ----------
Shares outstanding at end of
 period..............................    6,597,785     4,560,693
                                         ---------    ----------
                                         ---------    ----------
* Includes undistributed
 (overdistributed) net investment
 income of:..........................  $    40,199   $    40,199
                                         ---------    ----------
                                         ---------    ----------

+ Unaudited

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                LAZARD                          LAZARD
            LAZARD                             LAZARD                        INTERNATIONAL                     EMERGING
           STRATEGIC                          SMALL CAP                        SMALL CAP                        MARKETS
             YIELD                            PORTFOLIO                        PORTFOLIO                       PORTFOLIO
           PORTFOLIO                -----------------------------     ---------------------------     ---------------------------
-------------------------------
     SIX MONTHS                      SIX MONTHS                        SIX MONTHS                      SIX MONTHS
       ENDED        YEAR ENDED          ENDED        YEAR ENDED          ENDED        YEAR ENDED         ENDED        YEAR ENDED
      JUNE 30,     DECEMBER 31,       JUNE 30,      DECEMBER 31,        JUNE 30,     DECEMBER 31,       JUNE 30,     DECEMBER 31,
    ------------   ------------     -------------   -------------     ------------   ------------     ------------   ------------
       1996+           1995             1996+           1995             1996+           1995            1996+           1995
---------------------------------------------------------------------------------------------------------------------------------
    $  3,880,162   $ 5,620,832      $   2,546,589   $   4,858,913     $    911,922   $ 1,529,624      $    767,415   $   288,483
       2,035,752      (216,880)        56,732,742      48,772,968        3,726,616      (214,539)          753,311    (1,803,813)
        (929,085)    3,498,234         26,726,788      45,544,351        5,135,766       502,925         9,699,861       591,707
      ----------   -----------        -----------     -----------       ----------   -----------        ----------    ----------
       4,986,829     8,902,186         86,006,119      99,176,232        9,774,304     1,818,010        11,220,587      (923,623)
      ----------   -----------        -----------     -----------       ----------   -----------        ----------    ----------
      (3,879,034)   (5,620,832)                --      (4,858,913)              --            --            (3,727)     (136,100)
              --            --         (1,555,291)    (48,772,968)              --            --                --            --
              --       (88,052)                --              --               --            --                --            --
              --            --                 --        (778,930)              --      (594,717)               --            --
      ----------   -----------        -----------     -----------       ----------   -----------        ----------    ----------
      (3,879,034)   (5,708,884)        (1,555,291)    (54,410,811)              --      (594,717)           (3,727)     (136,100)
      ----------   -----------        -----------     -----------       ----------   -----------        ----------    ----------
      52,747,178    22,589,307        257,509,908     239,938,336       17,550,514    45,713,631        62,467,781    28,211,253
       3,620,310     5,445,026          1,227,607      54,147,470           (5,114)      584,483             3,240       113,328
     (24,985,104)  (15,082,042)      (110,574,748)   (122,152,846)     (26,859,089)  (15,419,174)       (1,476,002)   (9,073,505)
      ----------   -----------        -----------     -----------       ----------   -----------        ----------    ----------
      31,382,384    12,952,291        148,162,767     171,932,960       (9,313,689)   30,878,940        60,995,019    19,251,076
      ----------   -----------        -----------     -----------       ----------   -----------        ----------    ----------
      32,490,179    16,145,593        232,613,595     216,698,381          460,615    32,102,233        72,211,879    18,191,353
      78,473,924    62,328,331        646,371,004     429,672,623      115,534,439    83,432,206        35,216,258    17,024,905
      ----------   -----------        -----------     -----------       ----------   -----------        ----------    ----------
    $110,964,103   $78,473,924      $ 878,984,599   $ 646,371,004     $115,995,054   $115,534,439     $107,428,137   $35,216,258
      ----------   -----------        -----------     -----------       ----------   -----------        ----------    ----------
      ----------   -----------        -----------     -----------       ----------   -----------        ----------    ----------
       8,245,403     6,846,915         40,536,196      29,940,743       10,986,319     8,034,455         3,812,846     1,727,237
      ----------   -----------        -----------     -----------       ----------   -----------        ----------    ----------
       5,481,189     2,439,621         15,286,027      14,336,125        1,591,539     4,381,937         5,992,504     3,079,834
         376,308       590,779             68,373       3,421,484             (492)       56,201               300        12,192
      (2,599,843)   (1,631,912)        (6,216,487)     (7,162,156)      (2,458,430)   (1,486,274)         (142,171)   (1,006,417)
      ----------   -----------        -----------     -----------       ----------   -----------        ----------    ----------
       3,257,654     1,398,488          9,137,913      10,595,453         (867,383)    2,951,864         5,850,633     2,085,609
      ----------   -----------        -----------     -----------       ----------   -----------        ----------    ----------
      11,503,057     8,245,403         49,674,109      40,536,196       10,118,936    10,986,319         9,663,479     3,812,846
      ----------   -----------        -----------     -----------       ----------   -----------        ----------    ----------
      ----------   -----------        -----------     -----------       ----------   -----------        ----------    ----------
    $     64,096   $    62,968      $   2,546,589   $          --     $    889,397   $   (22,525)     $    767,415   $     3,727
      ----------   -----------        -----------     -----------       ----------   -----------        ----------    ----------
      ----------   -----------        -----------     -----------       ----------   -----------        ----------    ----------


         LAZARD         LAZARD
         GLOBAL         BANTAM
         EQUITY         VALUE
       PORTFOLIO      PORTFOLIO
----  ------------   ------------

      PERIOD ENDED   PERIOD ENDED
        JUNE 30,       JUNE 30,
      ------------   ------------
         1996+          1996+
---------------------------------------------------------------------------------------------------------------------------------

       $   42,524    $     9,210
           (5,828)     1,148,082
          190,503        911,576
        ---------     ----------
          227,199      2,068,868
        ---------     ----------
               --             --
               --             --
               --             --
               --
        ---------     ----------
               --             --
        ---------     ----------
        4,869,175     16,679,956
               --             --
          (37,923)      (234,409)
        ---------     ----------
        4,831,252     16,445,547
        ---------     ----------
        5,058,451     18,514,415
               --             --
        ---------     ----------
       $5,058,451    $18,514,415
        ---------     ----------
        ---------     ----------
               --             --
        ---------     ----------
          484,072      1,592,475
               --             --
           (3,856)       (19,713)
        ---------     ----------
          480,216      1,572,762
        ---------     ----------
          480,216      1,572,762
        ---------     ----------
        ---------     ----------
       $   42,524    $     9,210
        ---------     ----------
        ---------     ----------

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------

                                               INCOME FROM INVESTMENT OPERATIONS
                                          -------------------------------------------               LESS:
                                                                              TOTAL       --------------------------
                               NET                                             FROM        DIVIDENDS       DISTRIBU-      NET
                              ASSET                       NET REALIZED       INVEST-        FROM AND         TIONS       ASSET
                             VALUE,       INVESTMENT     AND UNREALIZED        MENT       IN EXCESS OF       FROM        VALUE,
                            BEGINNING      INCOME-        GAIN (LOSS)         OPERA-       INVESTMENT      REALIZED      END OF
           PERIOD           OF PERIOD        NET         ON INVESTMENTS       TIONS       INCOME- NET        GAINS       PERIOD
-------------------------------------------------------------------------------------------------------------------------------

LAZARD EQUITY PORTFOLIO
 Six months ended
   6/30/96+++...............  $ 17.41      $ 0.122          $  1.568         $ 1.690         $(0.069)       $(0.541)     $18.49
 Year ended
   12/31/95.................    13.75        0.226             4.931           5.157          (0.175)        (1.322)      17.41
   12/31/94.................    13.89        0.141             0.441           0.582          (0.152)        (0.574)      13.75
   12/31/93.................    12.74        0.158             2.172           2.330          (0.165)        (1.015)      13.89
   12/31/92.................    12.34        0.123             0.518           0.641          (0.132)        (0.109)      12.74
   12/31/91.................    11.53        0.107             3.051           3.158          (0.082)        (2.266)      12.34
   12/31/90.................    12.34        0.191            (0.778)         (0.587)         (0.223)(a)         --       11.53
   12/31/89.................    10.32        0.204             2.231           2.435          (0.214)        (0.201)      12.34
   12/31/88.................     8.73        0.181             1.597           1.778          (0.188)            --       10.32
   6/1/87* to 12/31/87......    10.00        0.110            (1.280)         (1.170)         (0.100)            --        8.73
-------------------------------------------------------------------------------------------------------------------------------


                                          RATIOS TO AVERAGE
                                              NET ASSETS
                                         --------------------                                     NET
                                                      INVEST-                                   ASSETS,
                                                       MENT       PORTFOLIO       AVERAGE        END OF
                              TOTAL                   INCOME-     TURNOVER      COMMISSION       PERIOD
           PERIOD             RETURN++   EXPENSES       NET         RATE          RATE**        (000'S)
-------------------------------------------------------------------------------------------------------------------------------


LAZARD EQUITY PORTFOLIO
 Six months ended
   6/30/96+++...............    9.7 %      0.90%+,(i)   1.42%+       25.68%       $0.0588       $249,899
 Year ended
   12/31/95.................   37.7        0.92(g)      1.45         80.72                       163,787
   12/31/94.................    4.2        1.05         1.15         66.52                        89,105
   12/31/93.................   18.6        1.05(d)      1.31         63.92                        47,123
   12/31/92.................    5.3        1.05(c)      1.19        174.45                        24,646
   12/31/91.................   27.5        1.93         0.84         90.00                        14,821
   12/31/90.................   (4.7)       1.77         1.62         70.00                        14,397
   12/31/89.................   23.6        1.78         1.71         78.00                        16,239
   12/31/88.................   20.4        1.84         1.86        111.00                        12,336
   6/1/87* to 12/31/87......  (11.7)       1.68+        1.93+        97.00                        10,186
-------------------------------------------------------------------------------------------------------------------------------

LAZARD INTERNATIONAL EQUITY PORTFOLIO
 Six months ended
   6/30/96+++...............    12.50        0.168             0.877           1.045              --         (0.065)      13.48
 Year ended
   12/31/95.................    11.23        0.187             1.288           1.475          (0.091)        (0.114)      12.50
   12/31/94.................    12.32        0.078            (0.049)          0.029              --         (1.123)      11.23
   12/31/93.................     9.48        0.021             2.919           2.940          (0.021)        (0.079)      12.32
   12/31/92.................    10.30        0.097            (0.779)         (0.682)         (0.138)            --        9.48
   10/29/91* to 12/31/91....    10.00        0.020             0.300           0.320          (0.020)            --       10.30
-------------------------------------------------------------------------------------------------------------------------------
LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO
 Six months ended
   6/30/96+++...............    10.85        0.298            (0.357)         (0.059)         (0.299)        (0.032)      10.46
 Year ended
   12/31/95.................    10.23        0.701             1.250           1.951          (1.129)        (0.202)      10.85
   12/31/94.................    10.51        0.592            (0.161)          0.431          (0.593)        (0.116)      10.23
   12/31/93.................     9.79        0.571             0.912           1.483          (0.570)        (0.193)      10.51
   12/31/92.................    10.28        0.614            (0.403)          0.211          (0.614)        (0.087)       9.79
   11/8/91* to 12/31/91.....    10.00        0.110             0.280           0.390          (0.110)            --       10.28
-------------------------------------------------------------------------------------------------------------------------------
LAZARD BOND PORTFOLIO
 Six months ended
   6/30/96+++...............    10.10        0.280            (0.318)         (0.038)         (0.282)        (0.070)       9.71
 Year ended
   12/31/95.................     9.24        0.595             0.863           1.458          (0.594)        (0.004)      10.10
   12/31/94.................    10.28        0.584            (1.010)         (0.426)         (0.584)        (0.029)       9.24
   12/31/93.................    10.21        0.551             0.302           0.853          (0.551)        (0.232)      10.28
   12/31/92.................    10.25        0.577            (0.004)          0.573          (0.577)        (0.036)      10.21
   11/12/91* to 12/31/91....    10.00        0.140             0.250           0.390          (0.140)            --       10.25
-------------------------------------------------------------------------------------------------------------------------------
LAZARD STRATEGIC YIELD PORTFOLIO
 Six months ended
   6/30/96+++...............     9.52        0.388             0.132           0.520          (0.390)            --        9.65
 Year ended
   12/31/95.................     9.10        0.748             0.430           1.178          (0.758)            --        9.52
   12/31/94.................    10.13        0.762            (0.990)         (0.228)         (0.761)        (0.039)       9.10
   12/31/93.................     9.50        0.644             0.738           1.382          (0.633)        (0.119)      10.13
   12/31/92.................     9.97        1.049            (0.450)          0.599          (1.049)        (0.020)       9.50
   10/1/91* to 12/31/91.....    10.00        0.250            (0.030)          0.220          (0.250)            --        9.97
-------------------------------------------------------------------------------------------------------------------------------
LAZARD SMALL CAP PORTFOLIO
 Six months ended
   6/30/96+++***............    15.95        0.051             1.733           1.784              --         (0.034)      17.70
 Year ended
   12/31/95.................    14.35        0.126             2.951           3.077          (0.154)        (1.323)      15.95
   12/31/94.................    15.26        0.070             0.220           0.290          (0.042)        (1.158)      14.35
   12/31/93.................    12.98        0.019             3.830           3.849          (0.020)        (1.549)      15.26
   12/31/92.................    10.42        0.019             2.560           2.579          (0.019)            --       12.98
   10/30/91* to 12/31/91....    10.00        0.030             0.420           0.450          (0.030)            --       10.42
-------------------------------------------------------------------------------------------------------------------------------

LAZARD INTERNATIONAL EQUITY
 Six months ended
   6/30/96+++...............    8.4        0.92+,(i)    2.68+        24.99         0.0216       1,575,174
 Year ended
   12/31/95.................   13.1        0.95(g)      1.82         62.54                      1,299,549
   12/31/94.................    0.2        0.94         0.75        106.15                       831,877
   12/31/93.................   31.0        0.99         1.13         86.95                       603,642
   12/31/92.................   (6.6)       1.05(c)      2.13         60.37                       176,005
   10/29/91* to 12/31/91....    3.2        1.05+,(b)    2.19+         0.18                         4,967
-------------------------------------------------------------------------------------------------------------------------------

LAZARD INTERNATIONAL FIXED-I
 Six months ended
   6/30/96+++...............   (0.5)       1.05+,(h)   5.76+        159.81             --         57,697
 Year ended
   12/31/95.................   19.4        1.05(f),(g)   5.99       189.97                        45,624
   12/31/94.................    4.2        1.05(e)      5.68         65.90                        35,803
   12/31/93.................   15.7        1.05(d)      5.50        115.84                        13,546
   12/31/92.................    2.0        1.05(c)      6.08        256.20                         8,183
   11/8/91* to 12/31/91.....    3.9        1.05+,(b)    4.82+         6.43                         1,427
-------------------------------------------------------------------------------------------------------------------------------

LAZARD BOND PORTFOLIO
 Six months ended
   6/30/96+++...............   (0.4)       0.80+, h),(i)   5.78+    166.78             --         64,034
 Year ended
   12/31/95.................   16.2        0.80(f),(g)   6.07       244.28                        46,083
   12/31/94.................   (4.2)       0.80(e)      6.11        120.51                        24,494
   12/31/93.................    8.6        0.80(d)      5.22        174.63                        13,562
   12/31/92.................    5.7        0.80(e)      5.59        131.38                         8,532
   11/12/91* to 12/31/91....    3.9        0.80+,(b)    5.50+        10.46                         3,256
-------------------------------------------------------------------------------------------------------------------------------

LAZARD STRATEGIC YIELD PORTF
 Six months ended
   6/30/96+++...............    5.5        1.09+,(i)    8.25+        96.85             --        110,964
 Year ended
   12/31/95.................   13.6        1.09(g)      8.02        205.33                        78,474
   12/31/94.................   (2.3)       1.05(e)      8.03        195.18                        62,328
   12/31/93.................   15.6        1.05(d)      6.36        215.60                        34,943
   12/31/92.................    6.0        1.05(c)     10.57        122.88                         9,641
   10/1/91* to 12/31/91.....    2.1        1.05+,(b)    9.52+        11.26                         4,256
-------------------------------------------------------------------------------------------------------------------------------

LAZARD SMALL CAP PORTFOLIO
 Six months ended
   6/30/96+++***............   11.1        0.83+,(i)    0.67+        27.73         0.0570        878,985
 Year ended
   12/31/95.................   21.5        0.84(g)      0.90         69.68                       646,371
   12/31/94.................    2.0        0.85         0.51         70.11                       429,673
   12/31/93.................   30.1        0.88         0.16         98.47                       350,952
   12/31/92.................   24.8        1.05(c)      0.29        106.91                       168,171
   10/30/91* to 12/31/91....    4.5        1.05+,(b)    2.47+         5.50                         2,512
-------------------------------------------------------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------

                                               INCOME FROM INVESTMENT OPERATIONS
                                          -------------------------------------------               LESS:
                                                                              TOTAL       --------------------------
                               NET                                             FROM        DIVIDENDS       DISTRIBU-      NET
                              ASSET                       NET REALIZED       INVEST-        FROM AND         TIONS       ASSET
                             VALUE,       INVESTMENT     AND UNREALIZED        MENT       IN EXCESS OF       FROM        VALUE,
                            BEGINNING      INCOME-        GAIN (LOSS)         OPERA-       INVESTMENT      REALIZED      END OF
           PERIOD           OF PERIOD        NET         ON INVESTMENTS       TIONS       INCOME- NET        GAINS       PERIOD
-------------------------------------------------------------------------------------------------------------------------------
LAZARD INTERNATIONAL SMALL CAP PORTFOLIO
 Six months ended
   6/30/96+++...............  $ 10.52      $ 0.090          $  0.850         $ 0.940            $ --           $ --      $11.46
 Year ended
   12/31/95.................    10.38        0.139             0.056           0.195              --         (0.055)      10.52
   12/31/94.................    10.86        0.072            (0.548)         (0.476)             --             --       10.38
   12/1/93* to 12/31/93.....    10.00        0.004             0.859           0.863          (0.003)            --       10.86
-------------------------------------------------------------------------------------------------------------------------------
LAZARD EMERGING MARKETS PORTFOLIO
 Six months ended
   6/30/96+++...............     9.24        0.079             1.802           1.881          (0.001)            --       11.12
 Year ended
   12/31/95.................     9.86        0.080            (0.660)         (0.580)         (0.040)            --        9.24
   7/15/94* to 12/31/94.....    10.00        0.010            (0.154)         (0.144)             --             --        9.86
-------------------------------------------------------------------------------------------------------------------------------
LAZARD GLOBAL EQUITY PORTFOLIO
   1/4/96* to 6/30/96+++....    10.00        0.089             0.441           0.530              --             --       10.53
-------------------------------------------------------------------------------------------------------------------------------
LAZARD BANTAM VALUE PORTFOLIO
   3/5/96* to 6/30/96+++....    10.00        0.006             1.764           1.770              --             --       11.77
-------------------------------------------------------------------------------------------------------------------------------


                                          RATIOS TO AVERAGE
                                              NET ASSETS
                                         --------------------                                     NET
                                                      INVEST-                                   ASSETS,
                                                       MENT       PORTFOLIO       AVERAGE        END OF
                              TOTAL                   INCOME-     TURNOVER      COMMISSION       PERIOD
           PERIOD             RETURN++   EXPENSES       NET         RATE          RATE**        (000'S)
-------------------------------------------------------------------------------------------------------------------------------

LAZARD INTERNATIONAL SMALL C
 Six months ended
   6/30/96+++...............    9.1 %      1.11%+       1.63%+       52.50%       $0.0148       $115,995
 Year ended
   12/31/95.................    1.9        1.13(g)      1.56        117.53                       115,534
   12/31/94.................   (4.5)       1.05(e)      0.95        112.92                        83,432
   12/1/93* to 12/31/93.....    8.7        1.05+,(d)    1.76+         0.84                        13,522
-------------------------------------------------------------------------------------------------------------------------------

LAZARD EMERGING MARKETS PORT
 Six months ended
   6/30/96+++...............   20.4        1.31+, h),(i)   2.18+     28.00         0.0048        107,428
 Year ended
   12/31/95.................   (5.9)       1.30(f),(g)   1.22       102.22                        35,216
   7/15/94* to 12/31/94.....   (1.4)       1.30+,(e)    0.31+        30.68                        17,025
-------------------------------------------------------------------------------------------------------------------------------

LAZARD GLOBAL EQUITY PORTFOL
   1/4/96* to 6/30/96+++....    5.3        1.05+, h),(i)   2.19+     23.77         0.0305          5,058
-------------------------------------------------------------------------------------------------------------------------------

LAZARD BANTAM VALUE PORTFOLI
   3/5/96* to 6/30/96+++....   17.7        1.06+, h),(i)   0.20+     48.14         0.0535         18,514
-------------------------------------------------------------------------------------------------------------------------------


  * Commencement of operations.

 ** The average commission rate paid is applicable for Portfolios that invest greater than 10% of average assets in equity security transactions on which commissions are charged. This disclosure is required for fiscal periods beginning on or after September 1, 1995.

*** Does not include the operations of the Special Equity Portfolio from January
    1, 1996 through June 28, 1996 (acquisition date). See Note 8.

  + Annualized.

 ++ Total return represents aggregate total return for the periods indicated.

+++ Unaudited.

(a) Includes $.032 per share of distributions from paid-in capital, none of which is a return of capital for tax purposes.

(b) If the Investment Manager had not waived management fees and reimbursed certain expenses the ratio of expenses to average net assets (and net investment income per share) would have been 10.84%+ ($0.056) for the International Equity Portfolio, 20.70%+ ($0.293) for the International Fixed-Income Portfolio, 7.80%+ ($.0114) for the Bond Portfolio, 6.22%+ ($0.075) for the Strategic Yield Portfolio, and 11.05%+ ($0.085) for the Small Cap Portfolio.

(c) If the Investment Manager had not waived management fees and reimbursed certain expenses the ratio of expenses to average net assets (and net investment income per share) would have been 1.53% ($0.050) for the Equity Portfolio, 1.37% ($0.014) for the International Equity Portfolio, 2.80% ($0.176) for the International Fixed-Income Portfolio, 3.23% ($0.0251) for the Bond Portfolio, 2.99% ($0.192) for the Strategic Yield Portfolio, and 1.14%+ ($0.006) for the Small Cap Portfolio.

(d) If the Investment Manager had not waived management fees and reimbursed certain expenses the ratio of expenses to average net assets (and net investment income per share) would have been 1.18% ($0.020) for the Equity Portfolio, 2.87%+ ($0.010) for the International Small Cap Portfolio, 2.08% ($0.119) for the International Fixed-Income Portfolio, 1.76% ($0.101) for the Bond Portfolio, and 1.63% ($0.058) for the Strategic Yield Portfolio.

(e) If the Investment Manager had not waived management fees and reimbursed certain expenses the ratio of expenses to average net assets (and net investment income per share) would have been 1.26% ($0.016) for the International Small Cap Portfolio, 1.51% ($0.048) for the International Fixed-Income Portfolio, 1.23% ($0.041) for the Bond Portfolio, 1.15% ($0.009) for the Strategic Yield Portfolio, and 2.31%+ ($0.034) for the Emerging Markets Portfolio.

(f) If the Investment Manager and Administrator had not waived certain fees and reimbursed certain expenses and the Portfolios had not paid fees indirectly the ratio of expenses to average net assets (and net investment income per share) would have been 1.25% ($0.678) for the International Fixed-Income Portfolio, 0.97% ($0.578) for the Bond Portfolio, and 2.00% ($0.034) for the Emerging Markets Portfolio.

(g) Includes fees paid indirectly. Excluding fees paid indirectly, the expense ratios would have been 0.92% for the Equity Portfolio, 0.95% for the International Equity Portfolio, 1.05% for the International Fixed-Income Portfolio, 0.80% for the Bond Portfolio, 1.08% for the Strategic Yield Portfolio, 0.84% for the Small Cap Portfolio, 1.13% for the International Small Cap Portfolio, and 1.30% for the Emerging Markets Portfolio.

(h) If the Investment Manager and Administrator had not waived certain fees and reimbursed certain expenses and the Portfolios had not paid fees indirectly the ratio of expenses to average net assets (and net investment income per share) would have been 1.26% ($0.287) for the International Fixed-Income Portfolio, 0.89% ($0.275) for the Bond Portfolio, 1.58% ($0.069) for the Emerging Markets Portfolio, 6.04% (-$0.113) for the Global Equity Portfolio, and 2.27% (-$.030) for the Bantam Value Portfolio.

(i) Includes fees paid indirectly. Excluding fees paid indirectly the expense ratio would have been 0.90% for the Equity Portfolio, 0.92% for the International Equity Portfolio, 0.80% for the Bond Portfolio, 1.08% for the Strategic Yield Portfolio, 0.83% for the Small Cap Portfolio, 1.30% for the Emerging Markets Portfolio, 1.05% for the Global Equity Portfolio, and 1.05% for the Bantam Value Portfolio.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION

The Lazard Funds, Inc. (the "Fund") was incorporated in Maryland on May 17, 1991 and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Fund was originally composed of five portfolios: Lazard International Equity Portfolio (the "International Equity Portfolio"), Lazard International Fixed-Income Portfolio, formerly Lazard Global Fixed-Income Portfolio (the "International Fixed-Income Portfolio"), Lazard Bond Portfolio, formerly Lazard High Quality Bond Portfolio (the "Bond Portfolio"), Lazard Strategic Yield Portfolio, formerly Lazard High-Yield Portfolio, (the "Strategic Yield Portfolio") and Lazard Small Cap Portfolio (the "Small Cap Portfolio").

Effective January 1, 1992, the Lazard Equity Fund and the Lazard Special Equity Fund, Inc. ("Old Funds") were reorganized as separate portfolios ("New Funds") of the Fund, namely Lazard Equity Portfolio (the "Equity Portfolio"), and Lazard Special Equity Portfolio (the "Special Equity Portfolio"), respectively. On June 28, 1996, the Small Cap Portfolio acquired the net assets of the Special Equity Portfolio (see Note 8). The per share data for the Equity Portfolio includes per share data for the Old Fund and New Fund.

Effective November 1, 1993, Lazard International Small Cap Portfolio (the "International Small Cap Portfolio") and Lazard Emerging Markets Portfolio (the "Emerging Markets Portfolio") were added to the Fund.

Effective December 30, 1995, Lazard Global Equity Portfolio, Lazard Bantam Value Portfolio and Lazard Emerging World Funds Portfolio were added to the Fund. The Lazard Global Equity Portfolio and Lazard Bantam Value Portfolio commenced investment operations on January 4, 1996, and March 5, 1996, respectively.

The Equity Portfolio is operated as "diversified" as defined in the Act. The remaining Portfolios are "non-diversified."

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies:

(A) VALUATION OF INVESTMENTS--The value of securities, other than options listed on national securities exchanges and debt securities maturing in 60 days or less, is determined as of the close of regular trading on the New York Stock Exchange. Options on stocks and stock indices traded on national securities exchanges are valued as of the close of options trading on such exchanges (which is currently 4:10 p.m. New York time). Debt securities maturing in sixty days or less are valued at amortized cost. Each security for which the primary market is on a national securities exchange is valued at the last sale price in the principal exchange on which it is traded, or, if no sales are reported on such exchange on that day, at the closing bid price.

Any security held by any Portfolio for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System is valued at the last sale price as quoted by such System or, in the absence of any sale on the valuation date, at the closing bid price. Any other unlisted security for which current over-the-counter market quotations or bids are readily available is valued at its last quoted bid price or, for each of these Portfolios except the Equity Portfolio, if available, the mean of two such prices.

All other securities and other assets for which current market quotations are not readily available are valued at fair value as determined in good faith by the Fund's Board of Directors and in accordance with procedures adopted by the Board of Directors. The portfolio securities of any of the Portfolios may also be valued on the basis of prices provided by a pricing service when such prices are believed by the Investment Manager to reflect the fair market value of such securities.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME--Security transactions are accounted for on the trade date. Realized gains and losses on sales of investments are recorded on a first-in, first-out or specific identification basis. Dividend income is recorded on the ex-date. Interest income is accrued daily. The Portfolios

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

amortize premiums and accrue discounts on fixed income securities.

(C) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS--The International Equity Portfolio, International Fixed-Income Portfolio, Strategic Yield Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio and the Global Equity Portfolio (the "eligible portfolios") may enter into forward foreign currency exchange contracts ("forward contracts"). To the extent permitted by each eligible portfolio's investment objectives, restrictions and policies, forward contracts may be entered into for risk management purposes. Depending on how such strategies are utilized, the risks associated with their use may vary.

Certain risks may arise upon entering into these forward contracts from the possible movement in foreign exchange rates and the potential inability of counterparties to meet the terms of their agreements. Forward contracts are presented at an amount representing the net increase or decrease in value from the date that the forward contract was entered into, to the financial statement date. Gains and losses on these forward contracts are included in realized or unrealized foreign exchange transactions in the accompanying Statements of Operations.

Risk management includes hedging strategies which serve to reduce an eligible portfolio's exposure to foreign currency fluctuations. Such exposure may exist during the period that a foreign denominated investment is held, or during the period between the trade date and settlement date of an investment which is purchased or sold.

(D) FOREIGN CURRENCY TRANSLATIONS--The books and records of the portfolios are maintained in U.S. dollars. Foreign exchange transactions are translated into U.S. dollars on the following basis:

(i) the foreign currency market value of investment securities, contracts, and other assets and liabilities stated in foreign currencies are translated at the exchange rate at the end of the period; and

(ii) purchases and sales of investment securities, dividends, interest income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

The portfolios do not isolate that portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with net realized and unrealized gain or loss from investments. Foreign exchange gain (loss) is treated as ordinary income for federal income tax purposes to the extent constituting "Section 988 Transactions" pursuant to the Internal Revenue Code ("IRC"), including, currency gains (losses) related to the sale of debt securities, forward foreign currency exchange contracts, payments of liabilities, and collections of receivables.

(E) FEDERAL INCOME TAXES--The Fund's policy is to qualify each Portfolio as a regulated investment company under the IRC and to distribute all of its taxable income, including any realized net capital gains to shareholders. Therefore, no Federal income tax provision is required.

(F) DIVIDENDS AND DISTRIBUTIONS--The Fund intends to declare dividends from net investment income daily on shares of the International Fixed-Income Portfolio, the Bond Portfolio and the Strategic Yield Portfolio and pay such dividends monthly. Dividends from net investment income on shares of the Equity Portfolio will be declared and paid quarterly. Dividends from net investment income on shares of the International Equity Portfolio, Small Cap Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio and the Bantam Value Portfolio will be declared and paid annually. During any particular year, net realized gains from investment transactions in excess of available capital loss carry forwards would be taxable to the Fund if not distributed. The Fund intends to declare and distribute these amounts annually to shareholders; however, to avoid taxation a second distribution may be required.

Income distributions and capital gains distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences which may result in distribution reclassifications are primarily due to differing treatments of foreign currency transactions. Permanent book and tax differences relating to shareholder distributions will result in reclassifications and may affect the allocation between investment income--net and realized gains--net, and paid in capital.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

(G) ORGANIZATIONAL EXPENSES--Costs incurred by the Fund in connection with its organization have been deferred and are being amortized on a straight line basis over a five-year period from the date of commencement of operations of each Portfolio. In the event that any of the initial shares of any of the Portfolios during such period are redeemed, the appropriate Portfolio will be reimbursed by such holder for any unamortized organizational expenses in the same proportion as the number of shares redeemed bears to the number of initial shares held at the time of redemption.

(H) ALLOCATION OF EXPENSES--Expenses not directly chargeable to a specific Portfolio are allocated primarily on the basis of relative net assets.

(I) FEES PAID INDIRECTLY--Portfolios leaving excess cash in demand deposit accounts may receive credits which are available to offset custody expenses. The Statements of Operations report gross custody expense, and reflect the amount of such credits as a reduction in total expenses.

(J) ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT MANAGEMENT AGREEMENT AND
   OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment management agreement (the "Management Agreement") with Lazard Freres Asset Management (the "Manager"), a division of Lazard Freres & Co. LLC, on behalf of each Portfolio. Pursuant to the Management Agreement, the Manager will regularly provide the Portfolios with investment research, advice and supervision and furnish continuously an investment program for each Portfolio consistent with its investment objectives and policies, including the purchase, retention and disposition of securities. Each of the Portfolios pays the Manager an investment management fee at the annual rate set forth below as a percentage of the average daily value of the net assets of the relevant Portfolio: Equity Portfolio, 0.75%; International Equity Portfolio, 0.75%; International Fixed-Income Portfolio, 0.75%; Bond Portfolio, 0.50%; Strategic Yield Portfolio, 0.75%; Small Cap Portfolio, 0.75%; International Small Cap, 0.75%; Emerging Markets Portfolio, 1.00%; Global Equity Portfolio, 0.75% and Bantam Value Portfolio, 0.75%. The investment management fees are accrued daily and payable monthly.

Under certain state regulations, if the total expenses of any of the Portfolios exceed certain limitations the Fund's Manager is required to reimburse the Portfolio for such excess.

The Manager has agreed to maintain the annualized total operating expenses of the International Fixed-Income Portfolio at a level not to exceed 1.05%; Emerging Market Portfolio not to exceed 1.30%; Bond Portfolio not to exceed 0.80%; Global Equity Portfolio not to exceed 1.05% and Bantam Value Portfolio not to exceed 1.05% of the average daily value of net assets of the relevant portfolio until December 31, 1996 or such time as the respective Portfolio reaches total net assets of $100 million.

For the six months ended June 30, 1996, the Manager did not impose all or part of its management fee amounting to $53,394 for International Fixed-Income Portfolio, $14,182 for Bond Portfolio, $90,226 for Emerging Markets Portfolio, $14,558 for Global Equity Portfolio and $34,502 for Bantam Value Portfolio. For the same period the Manager reimbursed expenses amounting to $63,501 and $8,632 for Global Equity Portfolio and Bantam Value Portfolio, respectively.

Effective June 1, 1995, the Fund has engaged State Street Bank and Trust Company ("State Street") to provide certain administrative services. Each Portfolio will bear the cost of such expenses at the annual rate of $37,500 plus 0.02% of average assets up to average assets of $1 billion and plus 0.01% of average assets over $1 billion. State Street has agreed to waive the $37,500 fee for the Bond, Emerging Markets, Global Equity and Bantam Value Portfolios for one year or until each Portfolio reaches net assets of $50 million.

The Fund has a distribution agreement with Lazard Freres & Co. LLC. As the distributor, Lazard Freres & Co. LLC acts as distributor for shares of each of the Portfolios and bears the cost of printing and mailing prospectuses to potential investors and of any advertising

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

expenses incurred in connection with the distribution of shares.

Certain Directors of the Fund are Managing Directors of the Manager. The Fund pays each director who is not an officer of the Manager or an interested Director, $20,000 per year, plus $1,000 per meeting attended, and reimburses them for travel and out of pocket expenses.

4. SECURITY TRANSACTIONS AND TRANSACTIONS
   WITH AFFILIATES

Purchase and sales of portfolio securities, (excluding short-term securities), for the six months ended June 30, 1996 were as follows:

                          PURCHASES         SALES
                        -------------   -------------
Equity                  $ 116,275,870   $  53,369,942
International Equity      523,000,932     350,816,495
International Fixed-
  Income                   92,555,910      77,996,222
Bond(1)                   110,007,690      88,995,319
Strategic Yield(2)        105,114,932      83,369,193
Small Cap                 329,087,327     200,710,614
International Small Cap    55,965,943      64,783,249
Emerging Markets           71,675,697      18,229,793
Global Equity               5,521,528         816,368
Bantam Value               21,306,467       5,528,506

(1) Includes purchases and sales of U.S. Government securities of $65,495,269 and $66,187,881 respectively.
(2) Includes purchase and sales of U.S. Government securities of $1,670,856 and $2,345,974 respectively.

For the period, the Global Equity Portfolio and Bantam Value Portfolio paid brokerage commissions of $86 and $2,635, respectively, to Lazard Freres & Co. LLC for portfolio transactions executed on behalf of the Portfolios.

5. FEDERAL INCOME TAXES

For Federal income tax purposes capital loss carryforwards (exclusive of certain capital losses incurred after October 31) of $3,297,896 and $1,537,156 are available to the extent provided by regulations to offset future realized capital gains of the Strategic Yield Portfolio and Emerging Markets Portfolio, respectively. These losses expire through 2003.

Additionally, certain capital and currency losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. During the year ended December 31, 1995, International Equity Portfolio, Bond Portfolio, Strategic Yield Portfolio, Small Cap Portfolio, International Small Cap Portfolio, and Emerging Markets Portfolio elected to defer net capital and currency losses of $4,705,302, $29,502, $7,241, $1,687,171, $1,180,891, and $284,313, respectively. The International Equity Portfolio redesignated $2,679,708 of ordinary income dividends to long-term capital gain distributions.

6. PRIVATE PLACEMENTS

At June 30, 1996, the Small Cap Portfolio held the following securities which were private placements and therefore restricted as to resale, and represented 0.06% (at value) of the net assets of the Portfolio:

                              ACQUISITION
          SECURITY               DATE        VALUE
----------------------------  -----------   --------
Interactive Light Holdings
  Inc. 8.00%, 1/25/99            2/4/94     $500,000
Verbex Voice Systems, Inc.
  Series F Preferred (conv.)    7/12/93            0
Verbex Voice Systems, Inc.       6/7/94            0
Verbex Voice Systems, Inc.
  10.00%, 6/30/96               3/17/95            0
                                            --------
                                            $500,000
                                            --------
                                            --------

Verbex Voice Systems Inc. and Interactive Light Holdings Inc. are valued as determined in good faith by the Fund's Board of Directors and in accordance with the procedures adopted by the Board of Directors. The Small Cap Portfolio will bear any cost, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

7. LINE OF CREDIT

The Fund has entered into a $50 million Line of Credit Agreement (the "Agreement") with State Street Bank and Trust Company effective April 24, 1996, primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at the bank's Cost of Funds plus 0.75%, on an annualized basis. Under this Agreement, the Fund has agreed to pay a 0.125% per annum fee on the unused portion of the commitment, payable quarterly in arrears. At June 30, 1996, the Fund had no borrowings under this Agreement.

8. REORGANIZATION

On June 28, 1996, the Lazard Special Equity Portfolio transferred its net assets to the Small

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

Cap Portfolio in exchange for Small Cap Portfolio shares having an aggregate net asset value equal to the value of the net assets of the Special Equity Portfolio acquired, pursuant to a plan of reorganization approved by the Special Equity Portfolio's shareholders on June 21, 1996. The total shares issued by the Small Cap Portfolio were 1,717,733, and, prior to the acquisition, the total net assets of the Special Equity Portfolio and Small Cap Portfolio were $30,392,878 and $848,629,559, respectively. The total net assets of the Small Cap Portfolio after the acquisition were $879,022,437.
The following is financial information for the Lazard Special Equity Portfolio for the period January 1, 1996 through June 28, 1996 (acquisition date):

Investment income:
  Dividends                           $     431,270
  Interest                                   86,177
                                      -------------
Total investment income                     517,447
                                      -------------
Expenses:
  Management fees*                          269,813
  Administration fees*                       22,348
  Custodian fees                             21,854
  Professional services                      30,465
  Registration fees                           8,543
  Shareholder services                       34,412
  Directors' fees and expenses                6,983
  Shareholders' reports                       1,526
  Other                                      14,800
Management fees waived and expenses
  reimbursed*                              (139,117)
Fees paid indirectly                         (1,849)
                                      -------------
Total expenses                              269,778
                                      -------------
Net investment income                       247,669
                                      -------------
Net realized gain on investments          2,288,120
Net unrealized depreciation              (1,780,657)
                                      -------------
Net realized and unrealized gain on
  investments                               507,463
                                      -------------
Net increase in net assets resulting
  from operations                     $     755,132
                                        ===========
Net increase in net assets resulting
  from operations                     $     755,132
Distributions to shareholders:
  From net investment income               (247,669)
  From net realized gains                (4,548,049)
Capital stock redemptions in excess
  of sales and reinvestment of
  distributions                         (12,586,739)
                                      -------------
Total decrease in net assets            (16,627,325)
Net assets at beginning of period        47,020,203
                                      -------------
Net assets at end of period              30,392,878
                                      -------------
Net assets transferred to Small Cap
  Portfolio                             (30,392,878)
                                      -------------
Ending net assets                     $           0
                                      -------------

* For the period indicated, the Manager did not impose part of its management fee amounting to $116,769 and reimbursed $22,348 for Administration fees.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                                NUMBER
                DESCRIPTION                    OF SHARES          VALUE
---------------------------------------------------------------
LAZARD EQUITY PORTFOLIO
COMMON STOCKS--95.0%
AEROSPACE & DEFENSE--3.2%
   Lockheed Martin Corp. ...................       32,000     $   2,528,000
   McDonnell Douglas Corp. .................       29,800         2,741,600
                                                              -------------
                                                                  5,269,600
                                                              -------------
AIRLINE--0.9%
   AMR Corp. (a)............................       20,000         1,485,000
                                                              -------------
AUTOMOTIVE--3.1%
   Chrysler Corp. ..........................       32,200         1,783,075
   General Motors Corp. ....................       31,600         1,670,850
   Varity Corp. (a).........................       42,000         1,559,250
                                                              -------------
                                                                  5,013,175
                                                              -------------
BANKS--5.2%
   BankAmerica Corp. .......................       31,000         2,007,250
   Chase Manhattan Corp. ...................       27,000         1,636,875
   Chemical Banking Corp. ..................       39,500         2,320,625
   UJB Financial Corp. .....................       69,400         2,481,050
                                                              -------------
                                                                  8,445,800
                                                              -------------
BEVERAGES--1.3%
   Cadbury Schweppes PLC (b)................       64,400         2,141,300
                                                              -------------
BROADCASTING--2.9%
   U S West, Inc. (a).......................      132,100         2,509,900
   Viacom, Inc. Class B (a).................       45,900         2,174,513
                                                              -------------
                                                                  4,684,413
                                                              -------------
CHEMICALS & PLASTICS--6.5%
   E I du Pont de Nemours & Co. ............       66,100         4,618,737
   FMC Corp. (New) (a)......................       20,000         1,352,500
   Hercules, Inc. ..........................       49,200         2,773,650
   W R Grace & Co. .........................       32,400         1,915,650
                                                              -------------
                                                                 10,660,537
                                                              -------------
COMMUNICATION SERVICES--8.2%
   Airtouch Communications (a)..............       44,500         1,257,125
   AT&T Corp. ..............................       78,900         5,108,775
   NYNEX Corp. .............................       63,900         3,450,600
   TeleCommunications, Inc. (New) Liberty
     Media Group Series A (a)...............       21,225           570,422
   TeleCommunications, Inc. (New) TCI Group
     Series A (a)...........................      155,900         3,098,512
                                                              -------------
                                                                 13,485,434
                                                              -------------
COMPUTERS & BUSINESS EQUIPMENT--3.0%
   Digital Equipment Corp. (a)..............       45,000         2,885,625
   Gateway 2000, Inc. (a)...................       80,400         1,969,800
                                                              -------------
                                                                  4,855,425
                                                              -------------
DRUGS & HEALTH CARE--5.9%
   American Home Products Corp. ............       25,900         2,512,300
   Astra AB (b).............................       56,100         2,222,962
   Columbia/HCA Healthcare Corp. ...........       60,225         3,056,419
   Pharmacia & Upjohn, Inc. ................       47,500         1,840,625
                                                              -------------
                                                                  9,632,306
                                                              -------------
ENERGY--8.8%
   Amoco Corp. .............................       31,500         2,264,062
   Kerr-McGee Corp. ........................       40,000         2,540,000
   Mobil Corp. .............................       38,100         4,267,200

                                                NUMBER
                DESCRIPTION                    OF SHARES          VALUE
---------------------------------------------------------------
   Noble Affiliates, Inc. ..................       64,900     $   1,938,888
   Royal Dutch Petroleum Co. (b)............       23,500         3,316,437
                                                              -------------
                                                                 14,326,587
                                                              -------------
ENTERTAINMENT--2.4%
   Carnival Corp. Class A...................       81,800         1,993,875
   ITT Corp. (New) (a)......................       36,200         1,918,600
                                                              -------------
                                                                  3,912,475
                                                              -------------
FINANCIAL SERVICES--2.8%
   Travelers Group, Inc. ...................       74,000         4,652,750
                                                              -------------
FOOD PROCESSING--1.6%
   Archer Daniels Midland Co. ..............      146,900         2,644,200
                                                              -------------
INDUSTRIAL & MACHINERY--3.3%
   Allied Signal, Inc. .....................       63,000         2,992,500
   ITT Industries, Inc. (a).................       36,200           868,800
   Sundstrand Corp. ........................       22,400         1,576,400
                                                              -------------
                                                                  5,437,700
                                                              -------------
INSURANCE--4.8%
   Allstate Corp. ..........................       52,099         2,142,571
   Cigna Corp. .............................       22,900         2,364,425
   Exel Ltd. ...............................       27,500         1,677,500
   ITT Hartford Group, Inc. (a).............       36,200         1,751,175
                                                              -------------
                                                                  7,935,671
                                                              -------------
LEISURE TIME--1.5%
   Brunswick Corp. .........................      100,300         2,407,200
                                                              -------------
OFFICE EQUIPMENT--1.4%
   Xerox Corp. .............................       17,300         2,370,100
                                                              -------------
PAPER PRODUCTS--5.3%
   Champion International Corp. ............       59,900         2,515,800
   James River Corp. of Virginia............       76,800         1,852,800
   Kimberly-Clark Corp. ....................       52,806         4,369,697
                                                              -------------
                                                                  8,738,297
                                                              -------------
RETAIL--6.9%
   Gap, Inc. ...............................       49,700         2,087,400
   Nordstrom, Inc. .........................       52,400         2,122,200
   Sears Roebuck & Co. .....................       80,700         3,147,300
   Toys "R" Us, Inc. (a)....................       67,700         1,472,475
   Woolworth Corp. .........................      195,700         2,544,100
                                                              -------------
                                                                 11,373,475
                                                              -------------
SAVINGS & LOAN--1.0%
   Great Western Financial Corp. ...........       64,600         1,647,300
                                                              -------------
TECHNOLOGY--7.6%
   Advanced Micro Devices, Inc. ............       89,300         1,473,450
   General Instrument Corp. (a).............       93,200         2,178,550
   Intel Corp. .............................       34,000         1,929,500
   International Business Machines..........       48,200         4,422,350
   SGS-Thomson Microelectronics NV (a)......       58,900         2,370,725
                                                              -------------
                                                                 12,374,575
                                                              -------------
TOBACCO--4.6%
   Philip Morris Companies, Inc. ...........       54,200         4,905,100
   UST, Inc. ...............................       78,100         2,606,588
                                                              -------------
                                                                  7,511,688
                                                              -------------
TRANSPORTATION--1.4%
   Kansas City Southern Industries, Inc. ...       50,400         2,305,800
                                                              -------------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                                NUMBER
                DESCRIPTION                    OF SHARES          VALUE
---------------------------------------------------------------------------
LAZARD EQUITY PORTFOLIO (CONTINUED)
UTILITIES--1.4%
   National Power PLC (b)...................      142,500     $   1,353,750
   Southern Electric PLC (b)................       35,500         1,007,313
                                                              -------------
                                                                  2,361,063
                                                              -------------
TOTAL COMMON STOCKS
 (Identified cost $130,480,451).............                    155,671,871
                                                              -------------
PREFERRED STOCKS--1.3%
 (Identified cost $2,175,536)
FINANCIAL SERVICES--1.3%
   Time Warner Financing Trust..............       68,500         2,140,625
                                                              -------------

                                               PRINCIPAL
                                                AMOUNT
                                              -----------
SHORT TERM INVESTMENT--3.5%
REPURCHASE AGREEMENT--3.5%
 (Identified cost $5,694,000)
   State Street Bank and Trust Co., 5.70%,
     1/2/96 (collateralized by U.S. Treasury
     Bills, due 12/12/96; total par value
     $6,100,000; valued at $5,810,823)......  $ 5,694,000         5,694,000
                                                              -------------
                DESCRIPTION                                       VALUE
---------------------------------------------------------------------------
TOTAL INVESTMENTS
 (Identified cost $138,349,987) (c).........         99.8%    $ 163,506,496
CASH AND OTHER ASSETS IN EXCESS OF
 LIABILITIES................................          0.2           280,492
                                                     ----        ----------
NET ASSETS..................................        100.0%    $ 163,786,988
                                                    =====     =============

(a) Non-income producing security.
(b) American Depository Receipts.
(c) The aggregate cost for federal income tax purposes is $138,349,987; aggregate gross unrealized appreciation is $31,359,389 and the aggregate gross unrealized depreciation is $6,202,880, resulting in net unrealized appreciation of $25,156,509.

--------------------------------------------------------------------------------

                                              NUMBER
                                            OF SHARES
                                           ------------
LAZARD INTERNATIONAL EQUITY PORTFOLIO
COMMON STOCKS--92.7%
AUSTRALIA--1.9%
   Westpac Bank Corp. ...................     5,488,300         24,312,671
                                                            --------------
DENMARK--1.1%
   Unidanmark Class A....................       294,900         14,605,583
                                                            --------------
FINLAND--1.6%
   Kymmene Corp. ........................       797,000         21,073,022
                                                            --------------
FRANCE--11.7%
   Accor.................................        97,629         12,639,736
   Alcatel Alsthom (Cie Gen El)..........       421,900         36,374,552
   Banque Nationale de Paris.............       446,722         20,151,295
   Cie De St Gobain......................       193,600         21,111,374
   Generale des Eaux.....................       216,692         21,633,800
   Roussel Uclaf.........................         1,000            169,491
   Roussel Uclaf 144A (b)................       224,400         18,905,700
   Total SA-B............................       308,081         20,792,479
                                                            --------------
   TOTAL FRANCE..........................                      151,778,427
                                                            --------------
GERMANY--8.0%
   Hoechst AG............................       107,250         29,083,479
   Mannesmann AG.........................        25,520          8,124,771
   Mannesmann AG (b).....................        52,205         16,601,190
   Siemens AG............................        45,800         25,063,088
   Veba AG...............................       580,880         24,660,573
                                                            --------------
   TOTAL GERMANY.........................                      103,533,101
                                                            --------------
                                              NUMBER
                                            OF SHARES
                                           ------------
HONG KONG--2.1%
   HSBC Holdings Ltd. ...................     1,418,444     $   21,462,392
   Peregrine Investment..................     4,806,000          6,215,325
                                                            --------------
   TOTAL HONG KONG.......................                       27,677,717
                                                            --------------
ITALY--1.4%
   Fiat SPA..............................     9,620,500         17,567,540
                                                            --------------
JAPAN--26.4%
   Dai Nippon Printing...................       615,000         10,423,729
   DDI Corp. ............................         3,122         24,189,830
   Hitachi...............................     1,927,000         19,409,976
   Matsushita Electric Industrial Co. ...     1,486,000         24,178,983
   Mazda Motor Corp. (a).................     4,151,000         17,649,288
   Mitsubishi Heavy Ind. ................     4,131,000         32,927,971
   Nintendo Co. .........................       262,700         19,972,833
   Omron Corp. ..........................       911,000         20,999,322
   Orix Corp. ...........................       500,000         20,581,114
   Promise Co. ..........................       203,600          9,800,407
   Ricoh Company, Ltd. ..................     1,150,000         12,585,956
   Rohm Company, Ltd. ...................       467,000         26,369,104
   Sekisui Chemical......................     1,661,000         24,452,494
   Sony Corp. ...........................       411,000         24,640,097
   Sumitomo Trust & Banking..............     1,981,000         28,012,203
   Toyota Motor Corp. ...................     1,269,000         26,916,320
                                                            --------------
   TOTAL JAPAN...........................                      343,109,627
                                                            --------------
NETHERLANDS--7.4%
   Heineken NV...........................       156,400         27,747,916
   ING Groep NV..........................       427,220         28,539,904
   Koninklijke Nedlloyd Groep NV.........       483,200         10,960,603
   Royal Dutch Petroleum Co. (b).........       202,600         28,591,925
                                                            --------------
   TOTAL NETHERLANDS.....................                       95,840,348
                                                            --------------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                              NUMBER
               DESCRIPTION                  OF SHARES           VALUE
--------------------------------------------------------------------------------
LAZARD INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)
NEW ZEALAND--1.9%
   Fletcher Challenge....................     5,504,000     $   12,702,092
   Lion Nathan Ltd. .....................     5,031,100         12,005,436
                                                            --------------
   TOTAL NEW ZEALAND.....................                       24,707,528
                                                            --------------
NORWAY--0.8%
   Aker AS Class A.......................       401,700          5,327,166
   Aker AS Class B.......................       467,600          5,684,343
                                                            --------------
   TOTAL NORWAY..........................                       11,011,509
                                                            --------------
SPAIN--2.3%
   Banco Santander SA....................       225,100         11,301,393
   ENDESA................................       323,500         18,321,888
                                                            --------------
   TOTAL SPAIN...........................                       29,623,281
                                                            --------------
SWEDEN--3.9%
   Astra AB Series B.....................       601,900         23,841,394
   Electrolux AB Series B................       324,300         13,309,600
   Volvo AB Series B.....................       691,900         14,172,086
                                                            --------------
   TOTAL SWEDEN..........................                       51,323,080
                                                            --------------
SWITZERLAND--7.1%
   Baloise Holdings......................         6,428         13,374,252
   Ciba Geigy AG.........................        32,820         28,879,324
   Nestle SA.............................        23,630         26,139,471
   SGS Holding...........................        11,706         23,239,480
                                                            --------------
   TOTAL SWITZERLAND.....................                       91,632,527
                                                            --------------
UNITED KINGDOM--15.1%
   Allied Domecq PLC.....................     1,425,500         11,600,590
   British Aerospace Ord. PLC............     2,114,187         26,129,779
   Cadbury Schweppes PLC.................     3,493,230         28,834,474
   Lloyds Abbey Life PLC.................     1,917,400         13,400,062
   Midlands Electric PLC.................     1,441,300         17,011,772
   Mirror Group PLC......................     4,500,900         12,302,507
   National Grid Group PLC (a)...........     1,166,011          3,603,606
   National Power Ord. PLC...............     1,292,600          9,023,508
   National Power P/P Ord. PLC...........     2,020,800          4,833,098
   Rank Organisation PLC.................     3,441,200         24,904,476
   Sears PLC.............................    11,817,700         19,087,448
   Thorn EMI PLC.........................     1,107,100         26,074,191
                                                            --------------
   TOTAL UNITED KINGDOM..................                      196,805,511
                                                            --------------
TOTAL COMMON STOCKS
 (Identified cost $1,080,502,927)                            1,204,601,472
                                                            --------------
PREFERRED STOCKS--2.1%
 (Identified cost $24,881,403)
AUSTRALIA--2.1%
   News Corporation, Ltd. (b)............     1,409,000         27,123,250
                                                            --------------
WARRANTS--0.0%
 (Identified cost $0)
UNITED KINGDOM--0.0%
   British Aerospace PLC (a).............       117,216            569,787
                                                            --------------

                                            PRINCIPAL
               DESCRIPTION                    AMOUNT            VALUE
----------------------------------------------------------------------------------
SHORT TERM INVESTMENT--5.4%
REPURCHASE AGREEMENT--5.4%
 (Identified cost $70,037,000)
   State Street Bank and Trust Co.,
     5.70%, 1/2/96 (collateralized by
     U.S. Treasury Bills, due 12/12/96;
     total par value $74,995,000; valued
     at $71,439,787).....................  $ 70,037,000     $   70,037,000
                                                            --------------
TOTAL INVESTMENTS
 (Identified cost $1,175,421,330) (c)....         100.2%     1,302,331,509
LIABILITIES IN EXCESS OF CASH AND OTHER
 ASSETS..................................          (0.2)        (2,782,062)
                                                   ----       ------------
NET ASSETS...............................         100.0%    $1,299,549,447
                                                  =====     ==============

(a) Non-income producing security.
(b) American Depository Receipts.
(c) The aggregate cost for federal income tax purposes is $1,175,447,648; aggregate gross unrealized appreciation is $154,092,979 and the aggregate gross unrealized depreciation is $27,209,118, resulting in net unrealized appreciation of $126,883,861.

 * Percentages of common and preferred stocks are presented in the portfolio by country.

    Percentages by industry are as follows:

    Aerospace & Defense 2.0%, Automotive 5.9%, Banks 8.7%, Chemicals & Plastics 4.1%, Computer & Business Equipment 1.0%, Construction Materials 1.6%, Domestic Oil 0.8%, Drugs & Health Care 5.5%, Electrical Equipment 11.0%, Electronics 5.5%, Energy 2.2% , Entertainment 1.9%, Financial Services 4.2%, Food & Beverage 8.7%, Insurance 2.1%, International Oil 1.6%, Machinery 3.2%, Miscellaneous 0.9%, Mortgage Backed Securities 1.3%, Paper Products 2.6%, Publishing 3.0%, Retailing 3.5%, Services 3.5%, Telephone 1.9%, Transportation & Freight Services 0.8%, Utilities 7.3%.

Forward Foreign Currency Contracts open at December 31, 1995:

                                                        Unrealized
   Contracts          In Exchange        Delivery      Appreciation
  to Deliver              For              Date       (Depreciation)
---------------     ----------------     --------     --------------
 $  3,971,727       GPB   2,555,480       1/5/96         $ (2,974)
NZD   230,101              $149,750       1/4/96             (682)
 $  7,327,986       JPY 750,385,723       1/4/96          (60,327)
 $    856,911       ESP 103,986,191       1/3/96              353
 $  1,861,380       ESP 226,995,238       1/2/96            9,974
                                                         --------
                                                         $(53,656)
                                                         ========

--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                             PRINCIPAL
             DESCRIPTION                       AMOUNT           VALUE
--------------------------------------------------------------------------------
LAZARD INTERNATIONAL FIXED-INCOME
 PORTFOLIO
CURRENCY DENOMINATED BONDS*--93.2%
AUSTRALIAN DOLLAR--1.0%
CORPORATE BOND
   Bayerische Vereinsbank, 10.00%,
     12/16/99........................  AUD       210,000     $   166,403
GOVERNMENT OBLIGATION
   Commonwealth of Australia, 9.50%,
     8/15/03.........................            345,000         277,126
                                                             -----------
   TOTAL AUSTRALIAN DOLLAR...........                            443,529
                                                             -----------
AUSTRIAN SCHILLING--0.9%
GOVERNMENT OBLIGATION
   Republic of Austria, 5.625%,
     12/14/00........................  ATS     4,000,000         404,227
                                                             -----------
BELGIAN FRANC--1.4%
GOVERNMENT OBLIGATION
   Belgium Kingdom, 6.50%,
     3/31/05.........................  BEL    19,000,000         637,078
                                                             -----------
BRAZILIAN REAL--0.4%
CORPORATE BOND
   Chase Brazil Note, 27.152%, 3/1/96
     (a).............................  BRL       198,729         195,410
                                                             -----------
BRITISH POUND--6.2%
CORPORATE BONDS
   Barclays Bank PLC, 12.75%,
     11/26/97........................  GBP       310,000         531,993
   Bayerische Landesbank
     Girozentrale, 8.50%, 2/26/03....            275,000         446,517
   Tokyo Electric Power, 11.00%,
     6/5/01..........................            100,000         179,667
   West LB Finance Curacao NV, 8.50%,
     6/2/03..........................            820,000       1,319,717
GOVERNMENT OBLIGATION
   United Kingdom Treasury, 8.50%,
     7/16/07.........................            200,000         333,903
                                                             -----------
   TOTAL BRITISH POUND...............                          2,811,797
                                                             -----------
CANADIAN DOLLAR--3.1%
CORPORATE BOND
   Quebec Housing, 8.95%,
     5/13/13.........................  CAD       419,000         332,985
GOVERNMENT OBLIGATIONS
   Government of Canada, 7.50%,
     12/1/03.........................            800,000         603,752
   Government of Canada, 9.00%,
     12/1/04.........................            600,000         494,983
                                                             -----------
   TOTAL CANADIAN DOLLAR.............                          1,431,720
                                                             -----------
CZECH KORUNA--3.8%
CORPORATE BONDS
   CEZ AS, 14.375%, 1/27/01..........  CZK    10,000,000         401,260
   Czech Trade Bank, 11.125%,
     8/26/97.........................          5,000,000         188,630
   Skofin, 11.625%, 2/9/98...........         30,000,000       1,137,966
                                                             -----------
   TOTAL CZECH KORUNA................                          1,727,856
                                                             -----------

                                             PRINCIPAL
             DESCRIPTION                       AMOUNT           VALUE
----------------------------------------------------------------------------------
DANISH KRONE--5.3%
CORPORATE BONDS
   Kreditforen Denmark, 10.20%,
     4/15/04 (a).....................  DKK     5,000,000     $   992,346
   Nykredit, 6.00%, 10/1/26..........          8,285,520       1,240,776
GOVERNMENT OBLIGATION
   Kingdom of Denmark, 8.00%,
     5/15/03.........................          1,000,000         191,463
                                                             -----------
   TOTAL DANISH KRONE................                          2,424,585
                                                             -----------
DUTCH GUILDER--4.9%
GOVERNMENT OBLIGATIONS
   Government of Netherlands, 6.75%,
     2/15/99.........................  NLG     1,590,000       1,053,262
   Government of Netherlands, 8.75%,
     1/15/07.........................            300,000         224,154
   Government of Netherlands, 9.00%,
     5/15/00.........................          1,300,000         936,742
                                                             -----------
   TOTAL DUTCH GUILDER...............                          2,214,158
                                                             -----------
FRENCH FRANC--6.4%
GOVERNMENT OBLIGATIONS
   Government of France, 6.75%,
     10/25/03........................  FRF     2,300,000         477,425
   Government of France, 7.50%,
     4/25/05.........................          4,700,000       1,017,070
   Government of France, 7.75%,
     4/12/00.........................          2,000,000         437,819
   Government of France, 8.50%,
     10/25/19........................          2,850,000         657,356
   United Mexican States, 6.63%,
     12/31/19........................          3,000,000         340,770
                                                             -----------
   TOTAL FRENCH FRANC................                          2,930,440
                                                             -----------
GERMAN MARK--11.0%
CORPORATE BONDS
   Autobahn Tank & Rast, 6.00%,
     10/16/00........................  DEM       610,000         435,739
   Baden Wurttemberg, 6.75%,
     6/22/05.........................          1,574,000       1,133,894
   Bank Nederlandse Gem, 6.50%,
     11/4/08.........................            800,000         550,603
   International Bank Reconstruction
     & Development, 7.125%,
     4/12/05.........................          1,700,000       1,259,150
   Land Hessen, 6.00%,
     11/29/13........................          1,000,000         690,136
GOVERNMENT OBLIGATION
   Federal Republic of Germany,
     8.25%, 9/20/01..................          1,210,000         962,517
                                                             -----------
   TOTAL GERMAN MARK.................                          5,032,039
                                                             -----------
GREEK DRACHMA--0.2%
GOVERNMENT OBLIGATION
   Greek Treasury Bill, 0.00%,
     7/17/96.........................  GRD    25,000,000          97,748
                                                             -----------
HUNGARIAN FORINTS--0.2%
GOVERNMENT OBLIGATION
   Hungarian Treasury Bill, 0.00%,
     10/11/96........................  HUF    15,200,000          89,745
                                                             -----------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                             PRINCIPAL
             DESCRIPTION                       AMOUNT           VALUE
--------------------------------------------------------------------------------
LAZARD INTERNATIONAL FIXED-INCOME
 PORTFOLIO (CONTINUED)
IRISH POUND--2.7%
GOVERNMENT OBLIGATION
   Republic of Ireland, 6.25%,
     4/1/99..........................  IEP       770,000     $ 1,222,310
                                                             -----------
ITALIAN LIRA--8.9%
GOVERNMENT OBLIGATIONS
   Republic of Italy, 8.50%,
     8/1/99..........................  ITL  5,885,000,000      3,517,011
   Republic of Italy, 12.00%,
     5/1/97..........................        400,000,000         256,907
   Republic of Italy, 12.00%,
     1/1/02..........................        400,000,000         268,216
                                                             -----------
   TOTAL ITALIAN LIRA................                          4,042,134
                                                             -----------
JAPANESE YEN--26.0%
CORPORATE BOND
   Export-Import Bank of Japan,
     4.375%, 10/1/03.................  JPY   205,000,000       2,181,537
GOVERNMENT OBLIGATIONS
   Credit Local De France, 6.00%,
     10/31/01........................         80,000,000         923,002
   Government of Japan, 5.50%,
     9/20/02.........................        475,000,000       5,391,768
   Republic of Austria, 4.50%,
     9/28/05.........................         80,000,000         863,923
   Republic of Austria, 6.25%,
     10/16/03........................         15,000,000         179,600
   Republic of Italy, 3.50%,
     6/20/01.........................        230,000,000       2,337,591
                                                             -----------
   TOTAL JAPANESE YEN................                         11,877,421
                                                             -----------
NORWEGIAN KRONE--2.2%
CORPORATE BOND
   Sparebanken Norway, 10.25%,
     6/23/03 (a).....................  NOK     6,000,000       1,022,560
                                                             -----------
PORTUGUESE ESCUDO--0.2%
GOVERNMENT OBLIGATION
   Republic of Portugal, 11.875%,
     2/23/00.........................  PTE    13,000,000          93,525
                                                             -----------
SOUTH AFRICAN RAND--0.2%
GOVERNMENT OBLIGATION
   Republic of South Africa, 11.50%,
     5/30/00.........................  ZAR       405,500         102,085
                                                             -----------
SPANISH PESETA--3.2%
GOVERNMENT OBLIGATION
   Kingdom of Spain, 12.25%,
     3/25/00.........................  ESP   160,000,000       1,448,178
                                                             -----------
SWEDISH KRONA--1.1%
GOVERNMENT OBLIGATION
   Kingdom of Sweden, 10.25%,
     5/5/00..........................  SEK     3,000,000         484,969
                                                             -----------
THAILAND BAHT--0.3%
CORPORATE BOND
   Industrial Group Finance of
     Thailand, 11.25%, 5/14/96.......  THB     3,000,000         119,177
                                                             -----------

                                             PRINCIPAL
             DESCRIPTION                       AMOUNT           VALUE
-----------------------------------------------------------------------------------
UNITED STATES DOLLAR--3.6%
CONVERTIBLE BOND
   Zenith Electric, 6.25%, 4/1/11....  USD  $    225,000     $   159,750
CORPORATE BOND
   Reliance Industries Ltd. 144A,
     8.125%, 9/27/05.................            250,000         251,250
GOVERNMENT OBLIGATION
   Argentina Bono 1998 Boax0,
     8.9922%, 4/4/98 (b).............            500,000         494,500
YANKEE BONDS
   Astra International, 9.75%,
     4/29/01.........................            100,000         106,000
   Den Norske Credit, 6.125%,
     11/29/49 (a)....................            700,000         552,545
   Hong Kong & Shanghai Bank, 6.25%,
     8/29/49 (a).....................            100,000          79,850
                                                             -----------
   TOTAL UNITED STATES DOLLAR........                          1,643,895
                                                             -----------
TOTAL CURRENCY DENOMINATED BONDS*
 (Identified cost $40,755,329).......                         42,496,586
                                                             -----------
STRUCTURED NOTES--1.1%
   ING Polish Note, 0.00%,
     2/21/96.........................            224,047         216,766
   United Mexican States 144A, 0.00%,
     11/27/96 (c)....................            300,000         305,250
                                                             -----------
TOTAL STRUCTURED NOTES
 (Identified cost $500,017)..........                            522,016
                                                             -----------
SHORT TERM INVESTMENT--8.5%
REPURCHASE AGREEMENT--8.5%
 (Identified cost $3,866,000)
   State Street Bank and Trust Co.,
     5.70%, 1/2/96 (collateralized by
     U.S. Treasury Bills, due
     12/12/96; total par value
     $4,140,000; valued at
     $3,943,739).....................          3,866,000       3,866,000
                                                             -----------
TOTAL INVESTMENTS
 (Identified cost $45,121,346) (d)...              102.8%     46,884,602
LIABILITIES IN EXCESS OF CASH AND
 OTHER ASSETS........................               (2.8)     (1,260,299)
                                                    ----       ---------
NET ASSETS...........................              100.0%    $45,624,303
                                                   =====     ===========

(a) Variable rate security. Interest shown is the current rate.
(b) Coupon set quarterly to 3 month LIBOR. Current rate shown.
(c) Value set monthly based on CETES/LIBOR rates.
(d) The aggregate cost for federal income tax purposes is $45,125,136; aggregate gross unrealized appreciation is $1,948,773 and the aggregate gross unrealized depreciation is $189,307, resulting in net unrealized appreciation of $1,759,466.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------

LAZARD INTERNATIONAL FIXED-INCOME
 PORTFOLIO (CONTINUED)

 * Percentages of holdings are presented in the portfolio by currency denomination.

    Percentages by country are as follows:

    Argentina 1.1%, Australia 1.0%, Austria 0.9%, Belgium 1.4%, Brazil 0.4%, Canada 3.1%, Czech Republic 3.8%, Denmark 5.3%, France 6.4%, Germany 11.0%, Greece 0.2%, Hong Kong 0.2%, Hungary 0.2%, Ireland 2.7%, Italy 8.9%, Japan 26.1%, Mexico 0.7%, Netherlands 4.9%, Norway 3.5%, Poland 0.5%, Portugal 0.2%, South Africa 0.2%, Spain 3.2%, Sweden 1.3%, Thailand 0.3%, United Kingdom 6.2%, United States 0.6%.

    Forward Foreign Currency Contracts open at December 31, 1995:

                                       In                       Unrealized
              Contracts                Exchange  Delivery      Appreciation
             to Deliver                For       Date         (Depreciation)
-------------------------------------  ----   -------------   -------------
AUD   162,499                $121,000            3/12/96      $       642
 $     486,000      CAD       660,814            3/12/96           (2,132)
 $     229,503      DEM       328,025            3/12/96                5
DEM   153,082                $106,526            3/12/96             (580)
 $     986,922      DKK     5,454,127            3/12/96           (2,887)
DKK  3,050,518               $549,000            3/12/96           (1,376)
 $   1,398,000      FRF     6,906,120            3/12/96           13,991
 $     451,000      JPY    45,330,010            3/12/96           (7,382)
JPY  27,531,450              $275,000            3/12/96            5,566
NOK 6,557,669              $1,038,000            3/12/96            1,839
 $     171,000      SEK     1,123,453            3/12/96           (2,760)
XEU     48,513                $62,240            3/12/96              134
 $   3,548,592      ITL 5,684,489,869            1/19/96           30,780
DKK  5,452,746               $983,948             1/2/96            1,914
                                                                  -------
                                                              $    37,754
                                                              ============

--------------------------------------------------------------------------------

                                                PRINCIPAL
                 DESCRIPTION                     AMOUNT           VALUE
--------------------------------------------------------------------------------
LAZARD BOND PORTFOLIO
ASSET-BACKED SECURITIES--17.7%
   American Financial Home Equity Loan,
     Series 1991-1, Class A, 8.00%,
     7/25/06.................................  $    72,756     $     74,484
   AT & T Universal Card Master Trust, Series
     1995-2, Class A, 5.95%,
     10/17/02................................      810,000          817,087
   Banc One Credit Card Master Trust, Series
     1995-B, Class A, 6.30%,
     10/15/02................................      400,000          409,500
   Bridgestone Firestone, Series 1992-A,
     Class A, 6.25%, 12/1/99.................       83,333           83,437
   Chase Manhattan Grantor Trust, Series
     1995-A, Class A, 5.90%,
     11/15/01................................      389,662          391,002
   Chase Manhattan Grantor Trust, Series
     1995-B, Class A, 6.00%, 9/17/01.........      641,571          644,578
   Discover Card Master Trust I, Series
     1995-2, Class A, 6.55%, 2/18/03.........      750,000          774,135
   Fical Home Equity Loan Trust, Series
     1990-1, Class A, 8.90%,
     11/15/97................................        1,057            1,056
   First Chicago Master Trust II, Series
     1992-E, Class A, 6.25%, 8/15/99.........      400,000          404,248
   Ford Credit Grantor Trust, Series 1994-B,
     Class A, 7.30%, 10/15/99................      347,198          353,815
   Ford Credit Grantor Trust, Series 1995-A,
     Class A, 5.90%, 5/15/00.................      461,522          463,253
   G E Home Equity Loan, Inc., Series 1991-1,
     Class A, 7.20%, 9/15/11.................       49,714           50,195
   Green Tree Financial Corp., Series 1994-3,
     Class A, 6.60%, 6/15/19.................      299,343          301,307
   Green Tree Financial Corp., Series 1994-6,
     Class A2, 7.25%, 11/15/19...............      600,000          609,558
   MBNA Master Credit Card Trust, Series
     1995-D, Class A, 6.05%,
     11/15/02................................      773,000          784,595

                                                PRINCIPAL
                 DESCRIPTION                     AMOUNT           VALUE
--------------------------------------------------------------------------------------
   Olympic Automobile Receivable Trust,
     Series 1994-B, Class A2, 6.85%,
     6/15/01.................................  $   273,922     $    278,673
   Premier Auto Trust, Series 1994-1, Class
     A3, 5.90%, 7/6/99.......................      252,000          252,709
   Premier Auto Trust, Series 1995-4, Class
     A2, 4.75%, 2/2/00.......................      746,072          740,476
   Security Pacific Home Equity Loan, Series
     1991-1, Class A, 7.85%, 5/15/98.........       32,530           32,835
   Standard Credit Card Master Trust I,
     Series 1995-3, Class A, 7.85%, 2/7/02...      660,000          708,464
                                                               ------------
TOTAL ASSET-BACKED SECURITIES
 (Identified Cost $8,080,503)................                     8,175,407
                                                               ------------
CORPORATE BONDS--12.7%
AUTOMOTIVE--1.6%
   General Motors Acceptance Corp., 5.625%,
     2/1/99..................................      750,000          746,445
                                                               ------------
AUTO PARTS--0.7%
   Walbro Corp. 144A, 9.875%, 7/15/05........      335,000          334,163
                                                               ------------
BROADCASTING--2.7%
   Act III Broadcasting Inc., 10.25%,
     12/15/05................................      170,000          174,250
   Comcast Corp., 9.50%, 1/15/08.............      184,000          195,040
   Comcast Corp., 9.125%, 10/15/06...........      367,000          382,598
   Paxson Communications Corp. 144A, 11.625%,
     10/1/02.................................      160,000          162,400
   SCI Television Inc., 11.00%, 6/30/05......      294,000          310,905
                                                               ------------
                                                                  1,225,193
                                                               ------------
CHEMICALS & PLASTICS--0.6%
   Arcadian Partners LP, Series B, 10.75%,
     5/1/05..................................      263,000          290,615
                                                               ------------
ELECTRONICS--0.8%
   Alpine Group Inc. 144A, 12.25%,
     7/15/03.................................      368,000          360,640
                                                               ------------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                                PRINCIPAL
                 DESCRIPTION                     AMOUNT           VALUE
--------------------------------------------------------------------------------
LAZARD BOND PORTFOLIO (CONTINUED)
FINANCIAL SERVICES--1.7%
   Avco Financial Services Inc., 6.35%,
     9/15/00.................................  $   128,000     $    130,479
   Bank of Boston Corp., 6.625%, 2/1/04......      104,000          105,618
   Citicorp, 8.00%, 2/1/03...................      126,000          139,258
   Norwest Corporation Medium Term Note,
     6.125%, 10/15/00........................      149,000          151,235
   Salomon Inc., 8.55%, 2/17/97..............      265,000          271,919
                                                               ------------
                                                                    798,509
                                                               ------------
FOREST PRODUCTS--0.5%
   Williamhouse Regency Delaware Inc. 144A,
     13.00%, 11/15/05........................      238,000          249,900
                                                               ------------
MANUFACTURING--1.0%
   Silgan Corp., 11.75%, 6/15/02.............      434,000          465,465
                                                               ------------
PAPER PRODUCTS--0.4%
   Crown Paper Co., 11.00%, 9/1/05...........      215,000          188,125
                                                               ------------
RESTAURANTS, LODGING & ENTERTAINMENT--0.7%
   Flagstar Corp., 10.75%, 9/15/01...........      335,000          306,525
                                                               ------------
RETAIL GROCERY--0.2%
   Pueblo Xtra International, 9.50%,
     8/1/03..................................       73,000           69,715
                                                               ------------
RETAIL--0.9%
   D.R. Structured Finance Corp., Series
     1994-K2, Class A2, 9.35%,
     8/15/19.................................      600,000          396,000
                                                               ------------
RETAIL TRADE--0.7%
   Mothers Work Inc. 144A, 12.625%,
     8/1/05..................................      328,000          323,080
                                                               ------------
UTILITIES--0.2%
   Texas New Mexico Power Co., 9.25%,
     9/15/00.................................       80,000           82,800
                                                               ------------
TOTAL CORPORATE BONDS
 (Identified cost $5,980,173)................                     5,837,175
                                                               ------------
FEDERAL AGENCIES--5.2%
   Federal Home Loan Mortgage Corp., 8.50%,
     1/1/99..................................      362,000          377,272
   Federal Home Loan Mortgage Corp., 7.00%,
     1/1/99..................................      367,000          369,408
   Federal Home Loan Mortgage Corp., 7.00%,
     9/1/25..................................      619,485          625,098
   Federal Home Loan Mortgage Corp., 7.00%,
     8/1/25..................................    1,012,108        1,021,277
                                                               ------------
TOTAL FEDERAL AGENCIES
 (Identified cost $2,342,473)................                     2,393,055
                                                               ------------
MUNICIPAL BOND--0.9%
 (Identified cost $379,772)
   Allegheny County Pennsylvania Hospital
     Development, 5.375%, 12/1/25............      400,000          393,256
                                                               ------------
MORTGAGE PASS-THROUGH SECURITIES--13.4%
   Federal National Mortgage Association,
     9.00%, 1/1/99...........................       55,000           57,956
   Federal National Mortgage Association,
     9.00%, 10/1/25..........................      173,675          182,901

                                                PRINCIPAL
                 DESCRIPTION                     AMOUNT           VALUE
------------------------------------------------------------------------------------
   Federal National Mortgage Association,
     7.50%, 1/1/99...........................  $   303,000     $    310,480
   Federal National Mortgage Association,
     9.00%, 7/1/25...........................      310,369          326,856
   Federal National Mortgage Association,
     8.00%, 10/1/25..........................      391,577          405,525
   Federal National Mortgage Association,
     8.00%, 1/1/99...........................      414,000          429,008
   Federal National Mortgage Association,
     7.50%, 10/1/25..........................      489,712          501,798
   Federal National Mortgage Association,
     7.50%, 9/1/25...........................      852,458          873,496
   Federal National Mortgage Association,
     8.00%, 9/1/25...........................    1,444,880        1,496,346
   Government National Mortgage Association,
     9.00%, 9/15/25..........................      127,130          134,678
   Government National Mortgage Association,
     6.00%, 1/20/99..........................      275,000          277,922
   Government National Mortgage Association,
     6.00%, 10/20/25 (a).....................    1,154,060        1,165,600
                                                               ------------
TOTAL MORTGAGE PASS-THROUGH SECURITIES
 (Identified cost $6,068,445)................                     6,162,566
                                                               ------------
U.S. GOVERNMENT OBLIGATIONS--43.2%
   United States Treasury Bond Strip, 0.00%,
     11/15/21................................    1,270,000          258,788
   United States Treasury Notes, 7.50%,
     11/15/01................................      491,000          540,792
   United States Treasury Notes, 8.875%,
     2/15/99.................................      720,000          793,800
   United States Treasury Notes, 5.75%,
     10/31/00................................    1,115,000        1,131,023
   United States Treasury Notes, 7.375%,
     11/15/97................................    1,580,000        1,639,740
   United States Treasury Notes, 7.875%,
     11/15/04................................    3,044,000        3,523,430
   United States Treasury Notes, 7.75%,
     12/31/99................................    3,436,000        3,728,610
   United States Treasury Notes, 5.125%,
     4/30/98.................................    6,500,000        6,486,805
   United States Treasury Strips, 0.00%,
     8/15/02.................................    1,000,000          699,840
   United States Treasury Strips, 0.00%,
     5/15/05.................................    1,898,000        1,116,992
                                                               ------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
 (Identified cost $19,686,260)...............                    19,919,820
                                                               ------------
SHORT TERM INVESTMENTS--5.4%
REPURCHASE AGREEMENT--3.9%
   State Street Bank and Trust Co., 5.70%,
     1/2/96 (collateralized by U.S. Treasury
     Bills, due 12/12/96; total par value
     $1,935,000; valued at $1,843,269).......    1,806,000        1,806,000
                                                               ------------
FEDERAL AGENCIES--0.7%
   Federal National Mortgage Association
     Discount Notes, 5.45%, 1/16/96..........      130,000          129,705
   Federal National Mortgage Association
     Discount Notes, 5.45%, 1/3/96...........      185,000          184,944
                                                               ------------
                                                                    314,649
                                                               ------------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                                PRINCIPAL
                 DESCRIPTION                     AMOUNT           VALUE
--------------------------------------------------------------------------------
LAZARD BOND PORTFOLIO (CONTINUED)
U.S. GOVERNMENT OBLIGATION--0.8%
   United States Treasury Bills, 4.65%,
     1/11/96.................................  $   385,000     $    384,503
                                                               ------------
TOTAL SHORT TERM INVESTMENTS
 (Identified cost $2,505,151)................                     2,505,152
                                                               ------------
TOTAL INVESTMENTS
 (Identified cost $45,042,777) (b)...........         98.5%      45,386,431

                                                PRINCIPAL
                 DESCRIPTION                     AMOUNT           VALUE
--------------------------------------------------------------------------------
CASH AND OTHER ASSETS IN EXCESS OF
 LIABILITIES.................................          1.5     $    696,972
                                                      ----        ---------
NET ASSETS...................................        100.0%    $ 46,083,403
                                                     =====       ==========


(a) Variable rate security. Interest shown is the current rate.
(b) The aggregate cost for federal income tax purposes is $45,042,777; aggregate gross unrealized appreciation is $574,652 and the aggregate gross unrealized depreciation is $230,998, resulting in net unrealized appreciation of $343,654.

--------------------------------------------------------------------------------

LAZARD STRATEGIC YIELD PORTFOLIO
CURRENCY DENOMINATED BONDS*--89.3%
ARGENTINA PESO--1.2%
GOVERNMENT OBLIGATION
   Bocon Pre 1 Pesos 2197, 0.00%,
     4/1/01.........................  ARP       1,100,000     $   956,809
                                                              -----------
AUSTRALIAN DOLLAR--2.9%
GOVERNMENT OBLIGATIONS
   Commonwealth of Australia, 8.75%,
     1/15/01........................  AUD       1,218,000         941,130
   Commonwealth of Australia,
     13.00%, 7/15/00................            1,469,000       1,310,930
                                                              -----------
   TOTAL AUSTRALIAN DOLLAR..........                            2,252,060
                                                              -----------
BRAZILIAN REAL--1.2%
CORPORATE BOND
   Chase Brazil Note, 27.152%,
     3/1/96 (a).....................  BRL         973,037         956,787
                                                              -----------
BRITISH POUND--0.8%
GOVERNMENT OBLIGATIONS
   United Kingdom Treasury, 2.50%,
     7/17/24........................  GBP         350,000         657,201
                                                              -----------
CANADIAN DOLLAR--4.9%
CONVERTIBLE BOND
   Canada Trustco, 7.00%, 7/1/09....  CAD       2,000,000       1,340,169
GOVERNMENT OBLIGATIONS
   Canada Government, 7.50%,
     12/1/03........................  CAD       2,930,000       2,211,243
   Quebec Housing, 8.95%, 5/13/13...              394,000         313,117
                                                              -----------
   TOTAL CANADIAN DOLLAR............                            3,864,529
                                                              -----------
CZECH KORUNA--3.9%
CORPORATE BONDS
   CEZ AS, 14.375%, 1/27/01.........  CZK      20,370,000         817,366
   Czech Trade Bank, 11.125%,
     8/26/97........................           20,000,000         754,519
   Skofin, 11.625%, 2/9/98..........           40,000,000       1,517,288
                                                              -----------
   TOTAL CZECH KORUNA...............                            3,089,173
                                                              -----------
DANISH KRONE--3.6%
CORPORATE BONDS
   Kreditforen Denmark, 10.20%,
     4/15/04........................  DKK       9,000,000       1,786,223
   Nykredit, 6.00%, 10/1/26.........            7,089,480       1,061,666
                                                              -----------
   TOTAL DANISH KRONE...............                            2,847,889
                                                              -----------
GERMAN MARK--1.0%
CORPORATE BOND
   Autobahn Tank & Rast, 6.00%,
     10/16/00.......................  DEM       1,050,000         750,042
                                                              -----------
GREEK DRACHMA--0.6%
GOVERNMENT OBLIGATION
   Greek Treasury Bill, 0.00%,
     7/17/96........................  GRD     130,000,000         508,288
                                                              -----------
HUNGARIAN FORINTS--0.6%
GOVERNMENT OBLIGATION
   Hungarian Treasury Bill, 0.00%,
     10/11/96.......................  HUF      75,900,000         448,134
                                                              -----------
INDONESIAN RUPIAH--1.1%
CORPORATE BONDS
   Bakrie & Brothers, 0.00%,
     4/15/96........................  IDR   1,000,000,000         413,345
   Indah Kiat, 0.00%, 3/21/96.......        1,000,000,000         422,086
                                                              -----------
   TOTAL INDONESIAN RUPIAH..........                              835,431
                                                              -----------
IRISH POUND--3.0%
GOVERNMENT OBLIGATION
   Republic of Ireland, 6.25%,
     4/1/99.........................  IEP       1,505,000       2,389,061
                                                              -----------
ITALIAN LIRA--2.0%
GOVERNMENT OBLIGATION
   Republic of Italy, 8.50%,
     8/1/99.........................  ITL   2,575,000,000       1,538,879
                                                              -----------
MEXICAN PESO--0.2%
CORPORATE BOND
   Ajustobonos, 0.00%, 2/15/96......  MXP         555,000         163,398
                                                              -----------
NEW ZEALAND DOLLAR--0.9%
GOVERNMENT OBLIGATION
   Government of New Zealand,
     10.00%, 7/15/97................  NZD       1,065,000         715,375
                                                              -----------
NORWEGIAN KRONE--2.2%
CORPORATE BOND
   Sparebanken Norway, 10.25%,
     6/23/03 (a)....................  NOK      10,000,000       1,704,267
                                                              -----------
PORTUGUESE ESCUDO--0.6%
GOVERNMENT OBLIGATION
   Republic of Portugal, 11.875%,
     2/23/00........................  PTE      61,500,000         442,447
                                                              -----------
SOUTH AFRICAN RAND--0.7%
GOVERNMENT OBLIGATION
   Republic of South Africa, 11.50%,
     5/30/00........................  ZAR       2,032,200         511,608
                                                              -----------

   The accompanying notes are an integral part of these financial statements.

------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995
------------------------------------------------------------------------

                                             PRINCIPAL
            DESCRIPTION                        AMOUNT            VALUE
------------------------------------------------------------------------

LAZARD STRATEGIC YIELD PORTFOLIO (CONTINUED)
SPANISH PESETA--1.6%
GOVERNMENT OBLIGATION
   Kingdom of Spain, 12.25%,
     3/25/00........................  ESP     140,000,000     $ 1,267,156
                                                              -----------
THAILAND BAHT--1.6%
CORPORATE BONDS
   Industrial Group Finance of
     Thailand, 11.25%, 5/14/96......  THB       3,000,000         119,177
   Krung Thai Than BE, 0.00%,
     1/12/96........................           10,000,000         395,671
   Phatra Thanakit BE, 0.00%,
     6/20/96 (a)....................           20,000,000         755,592
                                                              -----------
   TOTAL THAILAND BAHT..............                            1,270,440
                                                              -----------
UNITED STATES DOLLAR--54.7%
CONVERTIBLE BONDS
   Burns Philp, 5.50%, 4/30/04......  USD  $      800,000         692,000
   Dairy Farm International Holdings
     Ltd., 0.00%, 5/10/49...........              250,000         197,500
   Zenith Electric, 6.25%, 4/1/11...              535,000         379,850
CORPORATE BONDS
   Act III Broadcasting Inc.,
     10.25%, 12/15/05...............              400,000         410,000
   Alpine Group Inc. 144A, 12.25%,
     7/15/03........................              718,000         703,640
   Arcadian Partners Series B,
     10.75%, 5/1/05.................              798,000         881,790
   Astra International, 9.75%,
     4/29/01........................            1,540,000       1,632,400
   Ce Casecnan Water & Energy Inc.
     Series B 144A, 11.95%,
     11/15/10.......................              750,000         757,500
   Comcast Corp., 9.125%,
     10/15/06.......................              320,000         333,600
   Comcast Corp., 9.50%,
     1/15/08........................              479,000         507,740
   Crown Paper Co., 11.00%,
     9/1/05.........................              390,000         341,250
   Den Norske Credit, 6.125%,
     11/29/49 (a)...................              800,000         631,480
   Eletson Holdings Inc., 9.25%,
     11/15/03.......................              700,000         693,000
   Export-Import Bank of Japan,
     8.00%, 6/4/00..................              444,125         448,886
   Flagstar Corp., 10.75%,
     9/15/01........................              800,000         732,000
   Forenings Banken 144A, 7.234%,
     11/29/49 (a)...................              750,000         745,500
   Fort Howard Corp., 8.25%,
     2/1/02.........................              785,000         765,375
   Fundy Cable Ltd., 11.00%,
     11/15/05.......................              535,000         556,400
   Hong Kong & Shanghai Bank, 6.25%,
     8/29/49 (a)....................            1,200,000         958,200
   Lennar Central Partners Ltd.
     Participating Class D 144A,
     9.89%, 9/15/04.................              370,000         370,000
   Mothers Work Inc. 144A, 12.625%,
     8/1/05.........................              739,000         727,915
                                                PRINCIPAL
DESCRIPTION                                        AMOUNT           VALUE
-------------------------------------------------------------------------
   Noble Drilling Corp., 9.25%,
     10/1/03........................       $      820,000     $   861,000
   NorthWest Airlines Inc., 8.625%,
     8/1/96.........................              420,000         421,050
   Paxson Communications Corp. 144A,
     11.625%, 10/1/02...............              425,000         432,969
   Pueblo Xtra International, 9.50%,
     8/1/03.........................               96,000          91,680
   Reliance Industries, Ltd. 144A,
     8.125%, 9/27/05................            1,500,000       1,507,500
   Rowan Companies, Inc., 11.875%,
     12/1/01........................              820,000         889,700
   Silgan Corp., 11.75%, 6/15/02....              767,000         822,607
   Sparbankernas Bank, 7.719%,
     10/20/49 (a)...................              900,000         914,985
   Walbro Corp. 144A, 9.875%,
     7/15/05........................              850,000         847,875
   Williamhouse Regency Delaware
     Inc. 144A, 13.00%,
     11/15/05.......................              575,000         603,750
FEDERAL AGENCIES
   Federal Home Loan Mortgage Corp.,
     6.946%, 2/1/24 (a).............            1,646,326       1,681,825
   Federal Home Loan Mortgage Corp.,
     8.00%, 5/1/25..................            2,116,850       2,193,585
   Federal National Mortgage
     Association, 7.503%, 11/1/27
     (a)............................            1,635,385       1,667,582
   Government National Mortgage
     Association, 6.00%, 10/20/25
     (a)............................            1,756,821       1,774,389
   Government National Mortgage
     Association, 6.00%, 11/20/25
     (a)............................            2,176,013       2,198,453
FOREIGN GOVERNMENT OBLIGATIONS
   Argentina Bono 1998 Boax 0,
     8.992%, 4/4/98 (b).............              350,000         346,150
   Argentina Bote X, 5.688%, 4/1/00
     (b)............................              600,000         358,800
   Argentina Pensioner Bocon, 0.00%,
     4/1/01 (c).....................              200,000         194,750
   Banco Central de Costa Rica
     Series A, 6.727%,
     5/21/05 (a)....................              240,032         196,827
   Federal Republic of Brazil,
     6.6875%, 1/1/01 (a)............              855,000         734,231
   Government of Poland, 6.875%,
     10/27/24 (a)...................            2,200,000       1,661,000
   Kingdom of Jordan, 4.00%,
     12/23/23.......................            1,750,000         848,750
   Republic of Brazil Federative,
     6.8125%, 4/15/06 (a)...........            1,900,000       1,301,500
   Republic of South Africa, 9.625%,
     12/15/99.......................              750,000         811,875
MUNICIPAL BOND
   Allegheny County Pennsylvania
     Hospital Development, 5.375%,
     12/1/25........................              810,000         796,343

   The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995
-------------------------------------------------------------------------

                                                PRINCIPAL
DESCRIPTION                                        AMOUNT           VALUE
-------------------------------------------------------------------------

LAZARD STRATEGIC YIELD PORTFOLIO (CONTINUED)
U.S. GOVERNMENT OBLIGATIONS
   United States Treasury Notes,
     5.625%, 8/31/97................       $    1,435,000     $ 1,444,198
   United States Treasury Notes,
     6.875%, 10/31/96...............              100,000         101,281
YANKEE BOND
   Bridas Corp., 12.50%, 11/15/99...              800,000         794,000
COLLATERALIZED MORTGAGE OBLIGATIONS
   Asset Securitization Corp. Series
     1995-MD4, Class ACS2, 2.433%,
     8/13/29 (a)....................            3,880,000         759,631
   Federal Home Loan Mortgage PC
     Guaranteed, Series 1490, Class
     E, 6.50%, 4/15/08..............            3,575,000         750,750
   Federal Home Loan Mortgage PC
     Guaranteed, Series 1694, Class
     V, 6.50%, 12/15/21.............            4,750,000         699,141
   Federal Home Loan Mortgage PC,
     Series 1587, Class HA, 6.50%,
     10/15/08.......................            5,518,488         735,511
                                                              -----------
   TOTAL UNITED STATES DOLLAR.......                           42,909,714
                                                              -----------
TOTAL CURRENCY DENOMINATED BONDS*
 (Identified cost $68,865,827)......                           70,078,688
                                                              -----------
STRUCTURED NOTES--4.5%
   ING Polish Note, 0.00%, 2/21/96..              335,665         324,756
   J P Morgan Polish Note, 0.00%,
     1/24/96........................              724,280         701,031
   Morgan Stanley Group Inc.,
     14.25%, 6/26/96 (a)............              500,000         419,500
   YPF Sociedad Anonima, 7.50%,
     10/26/02.......................              736,325         743,688
   United Mexican States 144A,
     0.00%, 11/27/96 (d)............            1,300,000       1,322,750
                                                              -----------
TOTAL STRUCTURED NOTES
 (Identified cost $3,517,303).......                            3,511,725
                                                              -----------
SHORT TERM INVESTMENT--4.5%
REPURCHASE AGREEMENT--4.5%
 (Identified cost $3,520,000)
   State Street Bank and Trust Co.,
     5.70%, 1/2/96 (collateralized
     by U.S. Treasury Bills, due
     12/12/96; total par value
     $3,770,000; valued at
     $3,591,279)....................            3,520,000       3,520,000
                                                              -----------
TOTAL INVESTMENTS
 (Identified cost $75,903,130)
   (e)..............................                 98.3%     77,110,413
CASH AND OTHER ASSETS IN EXCESS OF
 LIABILITIES........................                  1.7       1,363,511
                                                     ----       ---------
NET ASSETS..........................                100.0%    $78,473,924
                                                    =====      ==========


(a) Variable rate security. Interest shown is the current rate.
(b) Coupon set quarterly to 3 month LIBOR. Current rate shown.
(c) Zero coupon until 5/1/97, then coupon set monthly to 30 day LIBOR.
(d) Value set monthly based on CETES/LIBOR rates.
(e) The aggregate cost for federal income tax purposes is $76,140,116; aggregate gross unrealized appreciation is $1,517,650 and the aggregate gross unrealized depreciation is $547,353, resulting in net unrealized appreciation of $970,297.

 * Percentages of holdings are presented in the portfolio by currency denomination.

   Percentages by country are as follows:

   Argentina 3.3%, Australia 2.9%, Brazil 3.8%, Canada 4.9%, Costa Rica 0.3%, Czech Republic 3.9%, Denmark 3.6%, Germany 1.0%, Greece 0.6%, Hong Kong 1.2%, Hungary 0.6%, Indonesia 1.1%, Ireland 3.0%, Italy 2.0%, Japan 0.6%, Jordan 1.1%, Mexico 1.9%, New Zealand 0.9%, Norway 5.1%, Philippines 1.0%, Poland 3.4%, Portugal 0.6%, South Africa 1.7%, Spain 1.6%, Sweden 2.1%, Thailand 1.6%, United Kingdom 0.8%, United States 39.2%.

   Percentages by industry are as follows:

   Auto Parts 3.2%, Banking 6.6%, Broadcasting 1.1%, Building & Building Materials 1.0%, Cable Systems 1.1%, Chemicals & Chemical Manufacturing 3.0%, Electronics 1.4%, Food & Beverages 0.3%, Holdings Company 0.9%, Oil & Gas Equipment 2.2%, Packaging 1.0%, Paper Manufacturing & Products 2.7%, Restaurants 0.9%, Retail 1.0%, Shipbuilding 0.9%, Telecommunications 0.7%, Transportation & Freight Services 0.5%, Utilities 2.0%, Collateralized Mortgage Obligation 3.8%, U.S. Government Obligations 16.9%, Foreign Government Obligations 37.8%, Municipal Bonds 1.0%, Structured Notes 2.8%, Yankee Bonds 1.0%.

Forward Foreign Currency Contracts open at December 31, 1995:

                                                               Unrealized
     Contracts              In Exchange         Delivery      Appreciation
    to Deliver                  For               Date       (Depreciation)
-------------------     -------------------     --------     --------------
$       2,319,053       JPY   222,420,361         9/3/96        $(92,983)
JPY   222,420,361              $2,364,916         9/3/96         138,846
$         755,892        THB   19,033,360         4/5/96            (300)
AUD     2,897,236              $2,155,000        3/12/96           9,100
CAD     4,790,223              $3,523,000        3/12/96          15,455
$         282,658         DEM     403,700        3/12/96            (203)
DEM     6,008,452              $4,199,968        3/12/96          (3,940)
$       1,113,480        DKK    6,153,537        3/12/96          (3,257)
DKK    21,775,923              $3,919,000        3/12/96          (9,819)
ESP   147,262,500              $1,190,000        3/12/96         (15,194)
GBP       447,225                $685,000        3/12/96          (8,321)
IEP     1,455,175              $2,313,000        3/12/96         (17,341)
ITL 2,461,074,000              $1,522,000        3/12/96         (13,064)
$          95,000        JPY    9,567,450        3/12/96          (1,369)
JPY    32,520,300                $325,000        3/12/96           6,743
NOK    10,417,722              $1,649,000        3/12/96           2,922
$          56,983        XEU       44,624        3/12/96             144
XEU       669,831                $860,792        3/12/96           3,285
$       1,552,698       ITL 2,487,266,171        1/19/96          13,468
$         247,918        ZAR      911,967         1/4/96           2,244
DKK     6,152,360              $1,110,194         1/2/96           2,159
                                                                --------
                                                                $ 28,575
                                                                ========

--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                                NUMBER
                DESCRIPTION                   OF SHARES           VALUE
---------------------------------------------------------------------------
LAZARD SMALL CAP PORTFOLIO
COMMON STOCKS--91.4%
AUTO PARTS--5.3%
   A.O. Smith Class B......................       300,000     $   6,225,000
   Carlisle Companies, Inc. ...............       133,000         5,369,875
   Durakon Industries, Inc. (a)............       430,000         5,375,000
   Lear Seating Corp. (a)..................       224,800         6,519,200
   Masland Corp. ..........................       528,000         7,392,000
   Standard Motor Products, Inc. Class A...       215,000         3,225,000
                                                              -------------
                                                                 34,106,075
                                                              -------------
BANKS--4.7%
   Albank Financial Corp. .................       169,000         5,070,000
   Baybanks, Inc. .........................        59,600         5,855,700
   Cullen Frost Bankers, Inc. .............       136,000         6,800,000
   Hibernia Corp. Class A..................       580,000         6,235,000
   Signet Banking Corp. ...................       274,600         6,521,750
                                                              -------------
                                                                 30,482,450
                                                              -------------
BROADCASTING--2.2%
   Cablevision Systems Corp. Class A (a)...        84,600         4,589,550
   Evergreen Media Corp. Class A (a).......       100,000         3,200,000
   Katz Media Group, Inc. (a)..............       348,200         6,137,025
                                                              -------------
                                                                 13,926,575
                                                              -------------
BUILDING & CONSTRUCTION--1.7%
   Centex Construction Products, Inc.
     (a)...................................       288,400         4,145,750
   Redman Industries, Inc. (New) (a).......       200,000         6,750,000
                                                              -------------
                                                                 10,895,750
                                                              -------------
CHEMICALS & PLASTICS--3.6%
   Crompton & Knowles Corp. ...............       563,700         7,469,025
   Fuller H B Co. .........................       237,400         8,249,650
   Mississippi Chemical Corp. .............       319,000         7,416,750
                                                              -------------
                                                                 23,135,425
                                                              -------------
COMMUNICATIONS--3.0%
   Associated Group, Inc. Class A (a)......        56,650         1,069,269
   Associated Group, Inc. Class B (a)......       256,650         4,876,350
   Cellular Communications of Puerto Rico,
     Inc. (a)..............................       230,058         6,384,109
   International CableTel, Inc. (a)........       296,000         7,252,000
                                                              -------------
                                                                 19,581,728
                                                              -------------
COMPUTERS & BUSINESS EQUIPMENT--1.7%
   Wang Labs, Inc. (a).....................       643,100        10,691,538
                                                              -------------
COMPUTER SOFTWARE--0.9%
   Ameridata Technologies, Inc. (a)........       610,000         5,871,250
                                                              -------------
COSMETICS & TOILETRIES--2.9%
   Alberto Culver Co. Class A..............       276,900         8,445,450
   Maybelline, Inc. .......................       291,800        10,577,750
                                                              -------------
                                                                 19,023,200
                                                              -------------
DRUGS & HEALTH CARE--1.7%
   FHP International Corp. (a).............       132,500         3,776,250
   Perrigo Co. (a).........................       618,000         7,338,750
                                                              -------------
                                                                 11,115,000
                                                              -------------
ELECTRICAL EQUIPMENT--2.4%
   Belden, Inc. ...........................       252,900         6,512,175
   UCAR International, Inc. (a)............       275,000         9,281,250
                                                              -------------
                                                                 15,793,425
                                                              -------------

                                                NUMBER
                DESCRIPTION                   OF SHARES           VALUE
---------------------------------------------------------------------------
ELECTRONICS--4.1%
   Amphenol Corp. Class A (a)..............       416,800     $  10,107,400
   Lexmark International Group, Inc. Class
     A (a).................................       413,600         7,548,200
   Oak Industries, Inc. (a)................       455,900         8,548,125
                                                              -------------
                                                                 26,203,725
                                                              -------------
ENERGY--0.2%
   California Energy Company, Inc. (a).....        81,700         1,593,150
                                                              -------------
FINANCIAL SERVICES--1.2%
   Rollins Truck Leasing Corp. ............       685,800         7,629,525
                                                              -------------
HOUSEHOLD APPLIANCES & HOME
 FURNISHINGS--3.9%
   Ethan Allen Interiors, Inc. (a).........       298,000         6,071,750
   Heilig Meyers Co. ......................       277,900         5,106,413
   Miller (Herman), Inc. ..................       276,700         8,301,000
   Sunbeam Corp. Delaware (New)............       364,100         5,552,525
                                                              -------------
                                                                 25,031,688
                                                              -------------
INDUSTRIAL & MACHINERY--2.3%
   Mark IV Industries, Inc. ...............       431,729         8,526,648
   Trinova Corp. ..........................       211,400         6,051,325
                                                              -------------
                                                                 14,577,973
                                                              -------------
INSURANCE--6.4%
   Alexander & Alexander Services, Inc. ...       167,900         3,190,100
   American Bankers Insurance Group,
     Inc. .................................       208,600         8,135,400
   Gryphon Holdings, Inc. (a)..............       150,000         2,887,500
   NAC Re Corp. ...........................       240,000         8,640,000
   Prudential Reinsurance Holdings,
     Inc. .................................       310,900         7,267,287
   Reliance Group Holdings, Inc. ..........       276,100         2,381,363
   Western National Corp. .................       550,000         8,868,750
                                                              -------------
                                                                 41,370,400
                                                              -------------
LEISURE TIME--2.1%
   Players International, Inc. (a).........       570,000         6,091,875
   Polaris Industries, Inc. ...............       260,000         7,637,500
                                                              -------------
                                                                 13,729,375
                                                              -------------
MACHINERY--4.5%
   Briggs & Stratton Corp. ................       289,300        12,548,387
   Manitowoc, Inc. ........................       313,000         9,585,625
   Measurex Corp. .........................       248,700         7,025,775
                                                              -------------
                                                                 29,159,787
                                                              -------------
MANUFACTURING--4.0%
   Alltrista Corp. (a).....................       311,400         5,605,200
   Crane Co. ..............................       271,400        10,007,875
   Pentair, Inc. ..........................       139,500         6,940,125
   Varlen Corp. ...........................       157,700         3,390,550
                                                              -------------
                                                                 25,943,750
                                                              -------------
MEDICAL SUPPLIES--1.5%
   Dentsply International, Inc. ...........       240,000         9,600,000
                                                              -------------
OIL & GAS--3.4%
   Diamond Shamrock, Inc. .................       200,000         5,175,000
   Helmerich & Payne, Inc. ................       306,500         9,118,375
   Vintage Petroleum, Inc. ................       332,000         7,470,000
                                                              -------------
                                                                 21,763,375
                                                              -------------
PAPER PRODUCTS--0.9%
   Bowater, Inc. ..........................       155,000         5,502,500
                                                              -------------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                                NUMBER
                DESCRIPTION                   OF SHARES           VALUE
---------------------------------------------------------------------------
LAZARD SMALL CAP PORTFOLIO (CONTINUED)
PUBLISHING--2.4%
   Banta Corp. ............................       211,100     $   9,288,400
   Houghton Mifflin Co. ...................       144,000         6,192,000
                                                              -------------
                                                                 15,480,400
                                                              -------------
REAL ESTATE--4.8%
   Avalon Properties, Inc. ................       238,600         5,129,900
   Bay Apartment Communities, Inc. ........       175,000         4,243,750
   Crescent Real Estate Equities, Inc. ....       193,900         6,616,837
   FelCor Suite Hotels, Inc. ..............       330,000         9,157,500
   Liberty Property Trust..................       271,500         5,633,625
                                                              -------------
                                                                 30,781,612
                                                              -------------
RESTAURANTS, LODGING & ENTERTAINMENT--2.2%
   IHOP Corp. (New) (a)....................       297,500         7,735,000
   Sbarro, Inc. ...........................       301,300         6,477,950
                                                              -------------
                                                                 14,212,950
                                                              -------------
RETAIL--8.4%
   Alexander's, Inc. (a)...................        80,000         5,560,000
   Carson Pirie Scott & Co. (a)............       431,200         8,570,100
   Fred Meyer, Inc. (a)....................       119,300         2,684,250
   Good Guys, Inc. (a).....................       175,800         1,582,200
   Home Shopping Network, Inc. (a).........       648,900         5,840,100
   Intelligent Electronics, Inc. ..........       855,600         5,133,600
   Jones Apparel Group, Inc. (a)...........       232,600         9,158,625
   Revco D.S., Inc. (a)....................       217,062         6,132,001
   Sothebys Holdings, Inc. ................       693,200         9,878,100
                                                              -------------
                                                                 54,538,976
                                                              -------------
SERVICES--3.0%
   Gtech Holdings Corp. (a)................       321,700         8,364,200
   The Pittston Services Group.............       356,400        11,182,050
                                                              -------------
                                                                 19,546,250
                                                              -------------
STEEL--2.0%
   Huntco, Inc. Class A....................       301,300         4,632,488
   Lukens, Inc. ...........................       298,800         8,590,500
                                                              -------------
                                                                 13,222,988
                                                              -------------
TECHNOLOGY--0.0%
   Verbex Voice Systems, Inc. (a),(b)......       180,501           180,501
                                                              -------------
TELECOMMUNICATION--0.5%
   CAI Wireless Systems, Inc. (a)..........       330,000         3,176,250
                                                              -------------
TELECOMMUNICATION EQUIPMENT--1.3%
   Scientific Atlanta, Inc. ...............       575,000         8,625,000
                                                              -------------
TEXTILES, SHOES & APPAREL--2.2%
   Authentic Fitness Corp. ................       275,000         5,706,250
   Warnaco Group, Inc. Class A.............       265,000         6,625,000
   Westpoint Stevens, Inc. Class A (a).....        90,300         1,811,644
                                                              -------------
                                                                 14,142,894
                                                              -------------
TOTAL COMMON STOCKS
 (Identified cost $511,858,156)............                     590,635,485
                                                              -------------

                                                NUMBER
                DESCRIPTION                   OF SHARES           VALUE
---------------------------------------------------------------------------
PREFERRED STOCKS--0.1%
 (Identified cost $1,500,000)
TECHNOLOGY--0.1%
   Verbex Voice Systems, Inc. Series F
     (conv.) (a),(b).......................       687,285     $     500,343
                                                              -------------
                                              PRINCIPAL
                                                AMOUNT
                                             ------------
CONVERTIBLE BONDS--0.3%
COMMUNICATIONS--0.2%
   International CableTel, Inc. 144A,
     7.25%, 4/15/05........................  $  1,400,000         1,498,000
                                                              -------------
RESTAURANTS, LODGING & ENTERTAINMENT--0.1%
   Interactive Light Holdings, Inc., 8.00%,
     1/25/99 (b)...........................     1,000,000           500,000
                                                              -------------
TECHNOLOGY--0.0%
   Verbex Voice Systems, Inc., 10.00%,
     12/31/95 (b)..........................       100,000           100,000
                                                              -------------
TOTAL CONVERTIBLE BONDS
 (Identified cost $2,500,000)..............                       2,098,000
                                                              -------------
SHORT TERM INVESTMENT--7.4%
REPURCHASE AGREEMENT--7.4%
 (Identified cost $47,748,000)
   State Street Bank and Trust Co., 5.70%,
     1/2/96 (collateralized by U.S.
     Treasury Notes, 5.75%, due 9/30/97;
     total par value $47,615,000; valued at
     $48,704,574)..........................    47,748,000        47,748,000
                                                              -------------
TOTAL INVESTMENTS
 (Identified cost $563,606,156) (c)........          99.2%      640,981,828
CASH AND OTHER ASSETS IN EXCESS OF
 LIABILITIES...............................           0.8         5,389,176
                                                     ----        ----------
NET ASSETS.................................         100.0%    $ 646,371,004
                                                    =====     =============

(a) Non-income producing security.
(b) Private placement (see note 6).
(c) The aggregate cost for federal income tax purposes is $563,606,156; aggregate gross unrealized appreciation is $96,906,783 and the aggregate gross unrealized depreciation is $19,531,111, resulting in net unrealized appreciation of $77,375,672.

--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                                 NUMBER
                DESCRIPTION                     OF SHARES          VALUE
----------------------------------------------------------------------------
LAZARD INTERNATIONAL SMALL CAP
 PORTFOLIO
COMMON STOCKS--87.9%
ARGENTINA--2.0%
   Capex SA 144A (c).......................        158,200     $   2,293,900
                                                               -------------
AUSTRALIA--1.2%
   Bibury Ltd. (a),(d).....................        472,100                 0
   Pacific Mutual Ltd. ....................        991,200         1,436,628
                                                               -------------
   TOTAL AUSTRALIA.........................                        1,436,628
                                                               -------------
AUSTRIA--1.3%
   Vae Eisenbahnsyst.......................         17,400         1,467,480
                                                               -------------
BRAZIL--1.7%
   Capco Automotive Products Corp. ........        275,200         1,960,800
                                                               -------------
DENMARK--2.4%
   Spar Nord Holding.......................         39,100         1,323,872
   Sparekassen Bikube......................         45,200         1,497,848
                                                               -------------
   TOTAL DENMARK...........................                        2,821,720
                                                               -------------
FINLAND--2.6%
   Finnair.................................        296,700         2,217,030
   Sampo Insurance Company Ltd. ...........         14,500           776,774
                                                               -------------
   TOTAL FINLAND...........................                        2,993,804
                                                               -------------
FRANCE--3.9%
   Club Mediterranee.......................          4,622           369,043
   Imetal..................................         17,600         2,102,512
   Unibail SA..............................         19,400         2,004,574
                                                               -------------
   TOTAL FRANCE............................                        4,476,129
                                                               -------------
GERMANY--9.0%
   Cewe Color Holding AG...................          6,100         2,019,868
   Doerries Scharmann AG...................         76,994           279,100
   Hornbach Holding AG.....................         30,300         2,640,293
   Moebel Walther AG.......................        101,770         3,369,867
   WMF Wuerttembergische Metallwarenfabrik
     AG....................................          9,600         2,074,590
                                                               -------------
   TOTAL GERMANY...........................                       10,383,718
                                                               -------------
HONG KONG--3.5%
   Manhattan Card Co. .....................      4,026,000         1,718,177
   Peregrine Investment....................      1,800,000         2,327,837
                                                               -------------
   TOTAL HONG KONG.........................                        4,046,014
                                                               -------------
IRELAND--3.4%
   Fitzwilton PLC..........................      2,861,700         2,199,193
   Unidare PLC.............................        378,200         1,695,421
                                                               -------------
   TOTAL IRELAND...........................                        3,894,614
                                                               -------------
ISRAEL--2.1%
   ECI Telecom Ltd. .......................        105,400         2,404,437
                                                               -------------
ITALY--2.7%
   Arnoldo Mondadori Editore...............        350,800         3,039,438
   Unipol..................................         21,000           134,546
                                                               -------------
   TOTAL ITALY.............................                        3,173,984
                                                               -------------
JAPAN--7.2%
   Cowboy Company Ltd. ....................        149,000         2,525,424
   FCC Company Ltd. .......................         80,000         2,820,339
   Towa Pharmaceutical Company Ltd. .......         80,000         2,944,310
                                                               -------------
   TOTAL JAPAN.............................                        8,290,073
                                                               -------------

                                                 NUMBER
                DESCRIPTION                     OF SHARES          VALUE
----------------------------------------------------------------------------
NEW ZEALAND--4.8%
   Fisher & Paykel.........................        719,416     $   2,187,032
   Warehouse Group.........................        437,100         1,160,189
   Wrightson Ltd. .........................      2,925,200         2,218,379
                                                               -------------
   TOTAL NEW ZEALAND.......................                        5,565,600
                                                               -------------
NORWAY--5.0%
   Aker AS Class B.........................        186,800         2,270,820
   Fokus Bank (a)..........................        649,000         3,504,176
                                                               -------------
   TOTAL NORWAY............................                        5,774,996
                                                               -------------
PAKISTAN--0.0%
   Lever Brothers..........................            540            11,126
   Packages................................            750             2,214
                                                               -------------
   TOTAL PAKISTAN..........................                           13,340
                                                               -------------
PHILIPPINES--1.9%
   Philippine Commercial International
     Bank (a)..............................        243,000         2,241,937
                                                               -------------
PORTUGAL--2.0%
   Corticeira Amorim SA....................        197,100         2,271,572
                                                               -------------
SPAIN--5.1%
   Corporation Financiera Reunida SA.......      1,070,400         3,706,249
   Vallehermoso SA.........................        120,000         2,230,833
                                                               -------------
   TOTAL SPAIN.............................                        5,937,082
                                                               -------------
SWEDEN--6.0%
   Getinge Industrier AB...................         44,466         2,025,839
   IRO AB (a)..............................        204,100         2,305,451
   TV 4 AB Series A........................        149,200         2,584,153
                                                               -------------
   TOTAL SWEDEN............................                        6,915,443
                                                               -------------
SWITZERLAND--6.9%
   Bil GT Gruppe AG........................          5,000         2,947,551
   Logitech International PLC..............         25,100         2,589,423
   Swisslog Holding AG.....................          8,690         2,410,750
                                                               -------------
   TOTAL SWITZERLAND.......................                        7,947,724
                                                               -------------
TAIWAN--1.6%
   Yageo Corp. (a), (c)....................        213,100         1,917,900
                                                               -------------
UNITED KINGDOM--11.6%
   Amec PLC................................         35,247            51,455
   Bell Cablemedia PLC (a),(b).............         75,400         1,206,400
   Greycoat PLC............................        832,175         1,796,433
   London Clubs International PLC..........        342,800         2,246,647
   McBride PLC (a).........................        660,000         1,978,258
   Scholl PLC..............................      1,028,400         3,066,513
   Takare PLC..............................      1,087,400         3,039,789
                                                               -------------
   TOTAL UNITED KINGDOM....................                       13,385,495
                                                               -------------
TOTAL COMMON STOCKS
 (Identified cost $103,585,858)............                      101,614,390
                                                               -------------
PREFERRED STOCKS--4.7%
AUSTRIA--1.3%
   Bau Holdings AG.........................         39,900         1,500,432
                                                               -------------
GERMANY--1.7%
   Sander (Jil) AG.........................          2,700         1,976,298
                                                               -------------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                                 NUMBER
                DESCRIPTION                     OF SHARES          VALUE
----------------------------------------------------------------------------
LAZARD INTERNATIONAL SMALL CAP PORTFOLIO (CONTINUED)
UNITED KINGDOM--1.7%
   Signet Group PLC (a),(b)................             38     $   1,900,000
                                                               -------------
TOTAL PREFERRED STOCKS
 (Identified cost $5,664,250)..............                        5,376,730
                                                               -------------

                                                PRINCIPAL
                                                 AMOUNT
                                               -----------
CONVERTIBLE BONDS--3.0%
PHILIPPINES--1.4%
   Bacnotan Consolidated Industries,
     5.50%, 6/21/04........................    $ 2,000,000         1,700,000
                                                               -------------
UNITED STATES--1.6%
   International CableTel Inc. 144A,
     7.25%, 4/15/05........................      1,700,000         1,819,000
                                                               -------------
TOTAL CONVERTIBLE BONDS
 (Identified cost $3,700,000)..............                        3,519,000
                                                               -------------
SHORT TERM INVESTMENT--6.7%
REPURCHASE AGREEMENT--6.7%
 (Identified cost $7,711,000)
   State Street Bank and Trust Co., 5.70%,
     1/2/96 (collateralized by U.S.
     Treasury Bills, due 12/12/96; total
     par value $8,260,000; valued at
     $7,868,426)...........................      7,711,000         7,711,000
                                                               -------------
TOTAL INVESTMENTS
 (Identified cost $120,661,108) (e)........          102.3%      118,221,120
LIABILITIES IN EXCESS OF CASH AND
 OTHER ASSETS..............................           (2.3)       (2,686,681)
                                                      ----        ----------
NET ASSETS.................................          100.0%    $ 115,534,439
                                                     =====     =============

(a) Non-income producing security.
(b) American Depository Receipts.
(c) Global Depository Receipts.
(d) Company currently in bankruptcy.
(e) The aggregate cost for federal income tax purposes is $120,735,712; aggregate gross unrealized appreciation is $6,708,912 and the aggregate gross unrealized depreciation is $9,223,504, resulting in net unrealized depreciation of $2,514,592.
 * Percentages of common stocks, preferred stocks, and convertible bonds are presented in the portfolio by currency denomination.

   Percentages by industry are as follows:
   Agriculture 1.9%, Automotive 1.7%, Auto Parts 2.4%, Broadcasting 2.2%, Computers 2.2%, Construction Materials 5.3%, Cosmetics & Toiletries 4.4%, Electrical Equipment 1.5%, Electronics 1.9%, Engineering & Construction 1.3%, Entertainment 1.9%, Financial Services 14.8%, Food & Beverages 2.2%, Health Care 2.6%, Household Products 1.8%, Industrial & Machinery 2.3%, Insurance 0.8%, Leisure Time 1.8%, Lodging 0.3%, Manufacturing 3.3%, Miscellaneous 5.1%, Mortgage Backed Securities 5.7%, Paper Products 2.0%, Pharmaceuticals 2.6%, Publishing 2.6%, Real Estate 5.2%, Retailing 2.6%, Retail Trade 2.9%, Telecommunication 1.6%, Telecommunication Equipment 2.1%, Telephone 1.0%, Textiles, Shoes, and Apparel 1.7%, Transportation & Freight Services 1.9%, Venture Capital 2.0%.
Forward Foreign Currency Contracts open at December 31, 1995:

                                                        Unrealized
   Contracts           In Exchange       Delivery      Appreciation
   to Deliver              For             Date       (Depreciation)
----------------     ---------------     --------     --------------
BEL 93,045,843          $3,141,000        3/13/96        $(32,706)
DEM  7,821,860          $5,436,000        3/13/96         (36,959)
SEK 63,425,392          $9,599,000        3/13/96         101,636
 $   1,094,460       GBP   702,929         1/4/96          (2,786)
 $     117,722       NZD   180,278         1/4/96             138
 $     142,407       NZD   218,583         1/3/96             495
 $     264,919       SEK 1,754,164         1/3/96            (728)
 $     758,901       FIM 3,282,247         1/2/96          (4,257)
                                                         --------
                                                         $ 24,833
                                                         ========

--------------------------------------------------------------------------------

                                                 NUMBER
                                                OF SHARES
                                               -----------
LAZARD SPECIAL EQUITY PORTFOLIO
COMMON STOCKS--89.5%
AEROSPACE & DEFENSE--1.2%
   Tech-Sym Corp. (a)........................       17,500     $    557,812
                                                               ------------
AUTO & TRUCK--1.0%
   Oshkosh Truck Corp. Class B...............       18,000          270,000
   Republic Automotive Parts, Inc. (a).......       15,000          191,250
                                                               ------------
                                                                    461,250
                                                               ------------
BUILDING & HOUSING--5.0%
   Puerto Rican Cement Co., Inc. ............       65,000        2,153,125
   Simpson Manufacturing Co. (a).............       15,000          195,000
                                                               ------------
                                                                  2,348,125
                                                               ------------
BUSINESS SERVICES & SUPPLIES--2.6%
   Ennis Business Forms......................      100,000        1,225,000
                                                               ------------
CHEMICALS & PLASTICS--6.2%
   Aceto Corp. ..............................       77,000        1,174,250
   MacDermid, Inc. ..........................       30,000        1,755,000
                                                               ------------
                                                                  2,929,250
                                                               ------------

                                                 NUMBER
                 DESCRIPTION                    OF SHARES         VALUE
---------------------------------------------------------------------------
FOOD & BEVERAGE--4.2%
   Farmer Brothers Co. ......................       15,000     $  1,980,000
                                                               ------------
HOUSEHOLD APPLIANCES & HOME
 FURNISHINGS--14.2%
   Allen Organ Co. Class B...................       60,000        2,445,000
   Boston Acoustics, Inc. ...................       40,000          920,000
   Chromcraft Revington, Inc. (a)............        9,000          239,625
   Mikasa, Inc. (a)..........................       22,000          297,000
   National Presto Industries, Inc. .........       47,100        1,872,225
   Virco Manufacturing Co. ..................       99,000          903,375
                                                               ------------
                                                                  6,677,225
                                                               ------------
INDUSTRIAL & MACHINERY--9.7%
   Amtrol, Inc. .............................       25,000          381,250
   Paul Mueller Co. .........................       15,000          476,250
   Penn Engineering & Manufacturing Corp. ...       20,000        1,940,000
   Robbins & Myers, Inc. ....................       40,000        1,140,000
   Tecumseh Products Co. Class A.............       12,000          621,000
                                                               ------------
                                                                  4,558,500
                                                               ------------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                                NUMBER OF
                 DESCRIPTION                     SHARES           VALUE
----------------------------------------------------------------------------

LAZARD SPECIAL EQUITY PORTFOLIO (CONTINUED)
MISCELLANEOUS--6.8%
   Brenco, Inc. .............................       15,300     $    156,825
   Matthews International Corp. .............        8,500          159,375
   Mine Safety Appliances Co. ...............          800           38,200
   NCH Corp. ................................       16,400          947,100
   Tranzonic Companies Class A...............       80,000        1,100,000
   Tranzonic Companies Class B...............       40,000          555,000
   Versa Technologies, Inc. .................       16,400          250,100
                                                               ------------
                                                                  3,206,600
                                                               ------------
MULTI-INDUSTRY--4.2%
   American Filtrona Corp. ..................       15,000          502,500
   Core Industries, Inc. ....................       12,300          158,363
   Kysor Industrial Corp. Delaware...........        6,200          150,350
   Latshaw Enterprises, Inc. (a),(b).........       38,400          259,200
   RPC Energy Services, Inc. (a).............       18,500          168,812
   Wynns International, Inc. ................       24,400          722,850
                                                               ------------
                                                                  1,962,075
                                                               ------------
RESTAURANTS, LODGING & ENTERTAINMENT--2.7%
   Bowl America, Inc. Class A................       80,000          610,000
   International Dairy Queen, Inc.
     Class A (a).............................       30,000          682,500
                                                               ------------
                                                                  1,292,500
                                                               ------------
RETAIL--11.0%
   Arden Group, Inc. Class A (a).............       25,000        1,425,000
   Blair Corp. ..............................       58,000        1,834,250
   Dress Barn, Inc. (a)......................      100,000          962,500
   Haverty Furniture Company, Inc. ..........       11,800          160,775
   Value City Department Stores, Inc. (a)....      115,000          776,250
                                                               ------------
                                                                  5,158,775
                                                               ------------
SERVICES--11.6%
   AFA Protective Systems, Inc. (b)..........       15,100        1,661,000
   Grey Advertising, Inc. ...................        4,000          784,000
   Hilb, Rogal & Hamilton Co. ...............      100,000        1,337,500
                                                 NUMBER
                 DESCRIPTION                    OF SHARES         VALUE
---------------------------------------------------------------------------
   Isomedix, Inc. (a)........................       28,400     $    408,250
   Value Line, Inc. .........................       35,000        1,286,250
                                                               ------------
                                                                  5,477,000
                                                               ------------
TEXTILES, SHOES & APPAREL--9.1%
   Fab Industries, Inc. .....................       50,000        1,593,750
   Garan, Inc. ..............................       80,000        1,350,000
   Superior Surgical Manufacturing Company,
     Inc. ...................................      100,000          950,000
   Weyco Group, Inc. ........................       10,000          375,000
                                                               ------------
                                                                  4,268,750
                                                               ------------
TOTAL COMMON STOCKS
 (Identified cost $34,483,841)...............                    42,102,862
                                                               ------------
                                                PRINCIPAL
                                                 AMOUNT
                                               -----------
SHORT TERM INVESTMENT--11.1%
FEDERAL AGENCY--11.1%
 (Identified cost $5,209,190)
   Federal Home Loan Mortgage Corp., 5.60%,
     1/2/96..................................  $ 5,210,000        5,209,190
                                                               ------------
TOTAL INVESTMENTS
 (Identified cost $39,693,031) (c)...........        100.6%    $ 47,312,052
LIABILITIES IN EXCESS OF CASH AND OTHER
 ASSETS......................................         (0.6)        (291,849)
                                                      ----        ---------
NET ASSETS...................................        100.0%    $ 47,020,203
                                                     =====     ============

(a) Non-income producing security.
(b) Affiliated issuer under the Investment Company Act of 1940 in as much as the Portfolio owns more than 5% of the voting securities of the Company.
(c) The aggregate cost for federal income tax purposes is $39,693,031; aggregate gross unrealized appreciation is $9,365,862 and the aggregate gross unrealized depreciation is $1,746,841, resulting in net unrealized appreciation of $7,619,021.

--------------------------------------------------------------------------------

LAZARD EMERGING MARKETS PORTFOLIO
COMMON STOCKS--79.9%
ARGENTINA--7.4%
   Capex SA..................................     140,000     $ 1,021,796
   Juan Minetti..............................     144,000         475,105
   Metrogas SA Class B (b)...................      57,000         555,750
   YPF Sociedad Anonima Class D (b)..........      25,000         540,625
                                                              -----------
   TOTAL ARGENTINA...........................                   2,593,276
                                                              -----------
BRAZIL--2.8%
   Capco Automotive Products Corp. (a).......      60,100         428,212
   Makro Atacadista SA (a),(c)...............     100,000         568,500
                                                              -----------
   TOTAL BRAZIL..............................                     996,712
                                                              -----------
CHILE--4.2%
   AFP Provida SA (b)........................      17,000         469,625
   Chilectra SA (b)..........................       8,000         398,000
   Compania De Telefonos Chile (b)...........       7,300         604,987
                                                              -----------
   TOTAL CHILE...............................                   1,472,612
                                                              -----------

                                                 NUMBER
                                               OF SHARES
                                               ----------
CHINA--1.6%
   Ek Chor China Motorcycle Co. .............      47,000     $   546,375
                                                              -----------
COLOMBIA--1.7%
   Banco De Bogota...........................      66,451         318,589
   Banco Industrial Colombiano...............      82,000         290,507
                                                              -----------
   TOTAL COLOMBIA............................                     609,096
                                                              -----------
CZECH REPUBLIC--1.5%
   Komercni Banka AS 144A (a),(c)............      30,000         546,000
                                                              -----------
GREECE--3.0%
   Ergo Bank.................................      10,000         398,372
   Papastratos Cigarette SA..................      10,000         316,336
   Titan Cement Co. SA (a)...................       8,000         335,737
                                                              -----------
   TOTAL GREECE..............................                   1,050,445
                                                              -----------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                               NUMBER OF
                 DESCRIPTION                     SHARES          VALUE
-------------------------------------------------------------------------
LAZARD EMERGING MARKETS PORTFOLIO (CONTINUED)
HONG KONG--5.2%
   China Hong Kong Photo Products............   1,100,000     $   622,373
   Harbin Power Equipment....................   1,248,000         183,992
   Peregrine Investment......................     360,000         465,568
   Yue Yuen Industrial Holding...............   2,100,000         556,741
                                                              -----------
   TOTAL HONG KONG...........................                   1,828,674
                                                              -----------
HUNGARY--3.0%
   Danubius Hotel............................      51,600         485,296
   Egis Gyogyszergyar........................      25,000         555,332
                                                              -----------
   TOTAL HUNGARY.............................                   1,040,628
                                                              -----------
INDIA--2.9%
   Ashok Leyland Ltd. 144A (a), (c)..........      58,600         600,650
   Hindalco Industries Ltd. 144A (a), (c)....      12,500         426,625
                                                              -----------
   TOTAL INDIA...............................                   1,027,275
                                                              -----------
INDONESIA--5.9%
   Bank Bali.................................     125,750         247,485
   Bimantara Citra (a).......................     540,000         448,721
   Citra Marga Nusaphala Persada.............     470,000         441,942
   Kawasan Industries Jababeka...............     298,000         482,222
   Trias Sentosa.............................     210,000         468,403
                                                              -----------
   TOTAL INDONESIA...........................                   2,088,773
                                                              -----------
ISRAEL--0.5%
   Blue Square (a)...........................      24,000         161,433
                                                              -----------
KOREA--7.8%
   Chosun Brewery............................       7,610         301,251
   Chosun Brewery Ord. (New) (a).............       2,790         109,676
   Korea Chemical............................       3,760         389,401
   Korea Mobile Telecom......................         836         942,420
   Pohang Iron & Steel (b)...................       9,600         210,000
   Samsung Electronics Ltd. 144A (a), (c)....       6,800         397,800
   Shinhan Bank..............................      17,100         381,964
                                                              -----------
   TOTA KOREA................................                   2,732,512
                                                              -----------
LUXEMBOURG--1.4%
   First NIS Regional Fund (a)...............      88,000         484,000
                                                              -----------
MALAYSIA--2.9%
   Genting Berhad............................      33,000         275,466
   Kian Joo Can Factory Berhad...............     125,000         516,793
   Southern Bank Berhad......................     125,000         238,217
                                                              -----------
   TOTAL MALAYSIA............................                   1,030,476
                                                              -----------
MEXICO--6.7%
   Cemex SA..................................     204,000         671,627
   Fomento Economico Series B................     271,200         609,541
   Grupo Fernandez Editores Series B (a).....   1,070,000         298,185
   Pan American Beverage Class A.............      11,000         352,000
   Telefonos de Mexico SA (b)................      13,000         414,375
                                                              -----------
   TOTAL MEXICO..............................                   2,345,728
                                                              -----------
PAKISTAN--1.9%
   Hub Power Ltd. 144A (a),(c)...............      38,000         655,500
                                                              -----------
PERU--1.3%
   Backus & Johnston.........................     265,358         455,851
                                                              -----------
PHILIPPINES--3.4%
   Alaska Milk Corp. (a).....................   2,300,000         333,206
   Benpress Holdings Corp. 144A (c)..........      64,600         323,000
                                                 NUMBER
                 DESCRIPTION                   OF SHARES         VALUE
-------------------------------------------------------------------------
   C & P Homes (a)...........................     300,100     $   220,241
   Philippine Commercial International
     Bank (a)................................      34,400         317,377
                                                              -----------
   TOTAL PHILIPPINES.........................                   1,193,824
                                                              -----------
POLAND--0.7%
   Jelfa (a).................................      22,000         253,417
                                                              -----------
PORTUGAL--3.5%
   Corticeira Amorim SA......................      31,800         366,494
   Investec-Consultoria Internacional SA
     (a).....................................      27,000         541,172
   Portugal Telecom SA (a),(b)...............      18,000         342,000
                                                              -----------
   TOTAL PORTUGAL............................                   1,249,666
                                                              -----------
SOUTH AFRICA--5.0%
   JD Group Ltd. ............................     100,654         662,651
   Kersaf Investments........................      50,000         630,915
   Malbak....................................      69,391         480,623
                                                              -----------
   TOTAL SOUTH AFRICA........................                   1,774,189
                                                              -----------
SRI LANKA--0.3%
   Blue Diamond Jewel........................     408,186         120,832
                                                              -----------
TAIWAN--2.1%
   Siliconware Precision Industries Inc. 144A
     (a),(c).................................      16,700         275,550
   Yageo Corp. (a),(c).......................      52,600         473,400
                                                              -----------
   TOTAL TAIWAN..............................                     748,950
                                                              -----------
VENEZUELA--1.1%
   Venezolana De Ceme........................     309,000         379,492
                                                              -----------
ZIMBABWE--2.1%
   Bindura Nickel............................     250,000         362,171
   Delta Corp. ..............................     225,000         376,658
                                                              -----------
   TOTAL ZIMBABWE............................                     738,829
                                                              -----------
TOTAL COMMON STOCKS
 (Identified cost $28,827,960)...............                  28,124,565
                                                              -----------
PREFERRED STOCKS--6.6%
BRAZIL--4.4%
   Brahma Cia Cervejaria.....................   1,700,000         699,606
   Cemig Cia Energetica de Minas Gerais......  20,000,000         442,387
   Dixie Toga SA (a).........................     467,000         408,385
                                                              -----------
   TOTAL BRAZIL..............................                   1,550,378
                                                              -----------
COLOMBIA--2.2%
   Banco Industrial Colombiano SA (b)........      35,000         573,125
   Gran Cadena De Almacenes Class B 144A (a),
     (b).....................................      18,000         207,000
                                                              -----------
   TOTAL COLOMBIA............................                     780,125
                                                              -----------
TOTAL PREFERRED STOCKS
 (Identified cost $2,368,183)................                   2,330,503
                                                              -----------
WARRANTS--0.0%
 (Identified cost $0)
INDONESIA--0.0%
   Bank Bali (a).............................      29,000          12,683
                                                              -----------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                               PRINCIPAL
                 DESCRIPTION                     AMOUNT          VALUE
-------------------------------------------------------------------------
LAZARD EMERGING MARKETS PORTFOLIO (CONTINUED)
CONVERTIBLE BONDS--3.7%
PHILIPPINES--1.3%
   Bacnotan Consolidated Industries, 5.50%,
     6/21/04.................................  $  550,000     $   467,500
                                                              -----------
TAIWAN--1.0%
   United Micro Electronics, 1.25%, 6/8/04...     285,000         357,675
                                                              -----------
UNITED STATES--1.4%
   International Financial Holdings, Inc.
     144A, 6.50%, 8/1/99.....................     370,000         492,100
                                                              -----------
TOTAL CONVERTIBLE BONDS
 (Identified cost $1,527,925)................                   1,317,275
                                                              -----------
SHORT TERM INVESTMENT--13.8%
REPURCHASE AGREEMENT--13.8%
 (Identified cost $4,852,000)
   State Street Bank and Trust Co., 5.70%,
     1/2/96 (collateralized by U.S. Treasury
     Bills, due 12/12/96; total par value
     $5,200,000; valued at $4,953,489).......   4,852,000       4,852,000
                                                              -----------
TOTAL INVESTMENTS
 (Identified cost $37,576,068) (d)...........       104.0%     36,637,026
LIABILITIES IN EXCESS OF CASH AND OTHER
 ASSETS......................................        (4.0)     (1,420,768)
                                                    -----     -----------
NET ASSETS...................................       100.0%    $35,216,258
                                                    =====     ===========

(a) Non-income producing security.
(b) American Depository Receipts.
(c) Global Depository Receipts.
(d) The aggregate cost for federal income tax purposes is $37,579,111; aggregate gross unrealized appreciation is $2,072,339 and the aggregate gross unrealized depreciation is $3,014,424, resulting in net unrealized depreciation of $942,085.

 * Percentages of common and preferred stocks and convertible bonds are presented in the portfolio by currency denomination.

    Percentage by industry are as follows:

    Apparel & Textiles 1.6%, Auto Parts 1.2%, Banks 3.4%, Brewery 2.0%, Chemicals 1.3 %, Chemicals & Plastics 1.1%, Commercial Services 1.3%, Communications 8.3%, Construction Materials 7.7%, Consumer Goods 0.4%, Domestic Oil 1.6%, Drugs & Health Care 2.3%, Electrical Equipment 0.5%, Electronics 2.9%, Financial Services 10.2%, Food & Beverages 6.1%, Forest Products 1.1%, Holding Company--Diversified 1.4%, Homebuilders 0.6%, International Oil 1.5%, Leisure Time 3.3%, Manufacturing 1.5%, Metals 1.2%, Miscellaneous 4.9%, Mortgage Backed Securities 6.2%, Publishing 2.3%, Restaurants, Lodging & Entertainment 2.2%, Retailing 2.9%, Steel 0.6%, Tobacco 0.9%, Utilities 4.3%, Wholesale Trade 3.4%.

Forward Foreign Currency Contracts open at December 31, 1995:

                                               Unrealized
 Contracts      In Exchange     Delivery      Appreciation
to Deliver          For           Date       (Depreciation)
-----------     -----------     --------     --------------
 $ 141,295      PEN 326,108      1/2/96          $ (183)

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                                                                   LAZARD              LAZARD
                                                              LAZARD           INTERNATIONAL        INTERNATIONAL
                                                              EQUITY               EQUITY           FIXED-INCOME
                                                             PORTFOLIO           PORTFOLIO           PORTFOLIO
----------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities, at value*.....................  $ 157,812,496       $1,232,294,509       $ 43,018,602
Investments in repurchase agreements, at cost and
  value..................................................      5,694,000           70,037,000          3,866,000
Cash.....................................................            438                1,017                262
Net foreign currency contracts (note 2)..................             --                   --             37,754
Receivables for:
  Investments sold.......................................             --            2,923,500          2,218,953
  Dividends and interest.................................        288,199            2,212,207          1,366,951
  Capital stock sold.....................................        374,224           13,482,088            122,511
Deferred organizational expenses (note 2)................             --               11,265             11,696
Other....................................................             --                   --                 --
                                                           -------------       --------------       ------------
Total assets.............................................    164,169,357        1,320,961,586         50,642,729
                                                           -------------       --------------       ------------
LIABILITIES
Payables for:
  Investments purchased..................................             --           19,016,374          4,816,290
  Capital stock repurchased..............................        191,954              993,056             10,826
  Dividends declared.....................................             --               16,445             37,253
Investment management fees payable (note 3)..............        118,750              798,137            101,798
Net foreign currency contracts (note 2)..................             --               53,656                 --
Due to Manager...........................................             --                   --                 --
Accrued directors fees payable...........................          2,778                2,778              2,778
Accrued expenses and other payables......................         68,887              531,693             49,481
                                                           -------------       --------------       ------------
Total liabilities........................................        382,369           21,412,139          5,018,426
                                                           -------------       --------------       ------------
Net assets, at value.....................................    163,786,988        1,299,549,447         45,624,303
                                                           =============       ==============       ============
NET ASSETS
Paid in capital..........................................    131,965,086        1,169,741,962         43,666,321
Undistributed (distributions in excess of) investment
  income--net............................................             --               63,301             24,037
Unrealized appreciation (depreciation) on:
  Investments--net.......................................     25,156,509          126,910,179          1,763,256
  Foreign currency--net..................................             --              (35,747)            13,676
Accumulated realized gain (loss)--net....................      6,665,393            2,869,752            157,013
                                                           -------------       --------------       ------------
NET ASSETS, AT VALUE.....................................  $ 163,786,988       $1,299,549,447       $ 45,624,303
                                                           =============       ==============       ============
Shares of capital stock outstanding**....................      9,405,110          103,988,517          4,204,312
                                                           =============       ==============       ============
NET ASSET VALUE PER SHARE................................  $       17.41       $        12.50       $      10.85
                                                           =============       ==============       ============

 * For identified cost, see accompanying portfolios of investments ** $0.001 par value, 1,000,000,000 shares authorized

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                        LAZARD                             LAZARD            LAZARD           LAZARD
       LAZARD         STRATEGIC          LAZARD         INTERNATIONAL       SPECIAL          EMERGING
        BOND            YIELD           SMALL CAP         SMALL CAP          EQUITY          MARKETS
     PORTFOLIO        PORTFOLIO         PORTFOLIO         PORTFOLIO        PORTFOLIO        PORTFOLIO
-------------------------------------------------------------------------------------------------------
    $ 43,580,431     $ 73,590,413     $ 593,233,828     $ 110,510,120     $ 47,312,052     $ 31,785,026
       1,806,000        3,520,000        47,748,000         7,711,000               --        4,852,000
              63              995               728           763,380            9,076            1,149
              --           28,575                --            24,833               --               --
         366,924        2,934,989         7,165,530                --          221,037           40,889
         553,239        1,845,795           749,739           390,583           53,462           54,388
       2,315,034        1,100,000         1,498,625            48,088            5,151        1,136,426
          11,768           10,221            11,301            10,283               --           14,674
              --               --                --                --           23,086               --
    ------------     ------------     -------------     -------------     ------------     ------------
      48,633,459       83,030,988       650,407,751       119,458,287       47,623,864       37,884,552
    ------------     ------------     -------------     -------------     ------------     ------------
       2,253,838        4,305,501         3,117,733         3,704,869          409,404        2,132,621
         140,279           31,271           348,671            36,706               --          397,087
          40,260           64,009                --                --               --               --
          80,148           93,407           402,416            64,707          156,547           69,012
              --               --                --                --               --              183
              --               --                --                --               --           20,680
           2,778            2,778             2,778             2,778            2,778            2,778
          32,753           60,098           165,149           114,788           34,932           45,933
    ------------     ------------     -------------     -------------     ------------     ------------
       2,550,056        4,557,064         4,036,747         3,923,848          603,661        2,668,294
    ------------     ------------     -------------     -------------     ------------     ------------
      46,083,403       78,473,924       646,371,004       115,534,439       47,020,203       35,216,258
    ============     ============     =============     =============     ============     ============
      45,330,824       80,585,414       569,127,212       119,225,351       37,141,252       37,977,655
          40,199           62,968                --           (22,525)              --            3,727
         343,654        1,207,283        77,375,672        (2,439,988)       7,619,021         (939,042)
              --            8,059                --            27,094               --           (1,569)
         368,726       (3,389,800)         (131,880)       (1,255,493)       2,259,930       (1,824,513)
    ------------     ------------     -------------     -------------     ------------     ------------
    $ 46,083,403     $ 78,473,924     $ 646,371,004     $ 115,534,439     $ 47,020,203     $ 35,216,258
    ============     ============     =============     =============     ============     ============
       4,560,693        8,245,403        40,536,196        10,986,319        3,842,845        3,812,846
    ============     ============     =============     =============     ============     ============
    $      10.10     $       9.52     $       15.95     $       10.52     $      12.24     $       9.24
    ============     ============     =============     =============     ============     ============

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                                                                          LAZARD           LAZARD
                                                                          LAZARD       INTERNATIONAL    INTERNATIONAL
                                                                          EQUITY          EQUITY        FIXED-INCOME
                                                                        PORTFOLIO        PORTFOLIO        PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Income:
  Interest*.........................................................   $    535,797    $   4,165,491     $  2,966,123
  Dividends*........................................................      2,571,107       24,929,197               --
                                                                       ------------    -------------    -------------
Total investment income.............................................      3,106,904       29,094,688        2,966,123
                                                                       ------------    -------------    -------------
EXPENSES:
  Management fee (note 3)...........................................        982,130        7,895,766          314,329
  Administration fees (note 3)......................................         39,265          147,565           27,200
  Custodian fees (note 3)...........................................         61,339        1,442,079           74,621
  Professional services.............................................         23,741          139,202           38,965
  Registration fees.................................................         40,646          163,159           23,517
  Shareholder services..............................................         28,098           56,217           15,195
  Directors' fees and expenses......................................         11,217           13,792           14,190
  Shareholders' reports.............................................          6,706           12,175            2,337
  Amortization of organizational expenses (note 2)..................             --           13,505           13,505
  Other.............................................................         13,739          111,644            2,173
                                                                       ------------    -------------    -------------
Total expenses before fees waived and expenses reimbursed...........      1,206,881        9,995,104          526,032
  Management fees waived and expenses reimbursed (note 3)...........             --               --          (81,792)
  Administration fees waived (note 3)...............................             --               --               --
  Fees paid indirectly (note 2).....................................           (820)         (12,411)          (1,547)
                                                                       ------------    -------------    -------------
Expenses--net.......................................................      1,206,061        9,982,693          442,693
                                                                       ------------    -------------    -------------
INVESTMENT INCOME--NET..............................................      1,900,843       19,111,995        2,523,430
                                                                       ------------    -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NET
  Realized gain (loss) on:
     Investments--net*..............................................     17,975,165       34,556,028        2,294,418
     Foreign exchange transactions--net.............................             --      (16,586,286)         423,923
  Net unrealized appreciation (depreciation) during the period on:
     Investments--net...............................................     20,838,939      102,387,630        1,899,941
     Foreign currency--net..........................................             --        1,622,255            8,865
                                                                       ------------    -------------    -------------
  Realized and unrealized gain (loss) on investments--net...........     38,814,104      121,979,627        4,627,147
                                                                       ------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.....   $ 40,714,947    $ 141,091,622     $  7,150,577
                                                                       ============    =============       ==========
*Net of foreign withholding taxes of:...............................   $     68,660    $   3,114,151     $     29,944
                                                                       ============    =============       ==========

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                      LAZARD                            LAZARD            LAZARD            LAZARD
      LAZARD         STRATEGIC         LAZARD        INTERNATIONAL        SPECIAL          EMERGING
       BOND            YIELD         SMALL CAP         SMALL CAP          EQUITY            MARKETS
     PORTFOLIO       PORTFOLIO       PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
------------------------------------------------------------------------------------------------------

    $ 2,255,143     $ 6,380,257     $  2,657,903      $    543,364      $    314,283      $    218,910
             --              --        6,738,744         2,093,899         1,318,974           376,771
    -----------     -----------     ------------     -------------     -------------     -------------
      2,255,143       6,380,257        9,396,647         2,637,263         1,633,257           595,681
    -----------     -----------     ------------     -------------     -------------     -------------
        164,220         525,597        4,066,987           736,353           888,834           236,306
         26,180          30,732           91,734            34,635            28,661            25,173
         45,246         104,008          117,360           214,946            32,541           110,068
         24,226          34,117           86,437            35,325            29,918            26,210
         14,302          14,219           49,700            20,181            27,815            26,945
         15,550          13,523           41,852            29,968            23,332            23,460
         11,316          12,978           11,266            11,590            11,314            12,131
          2,943           7,108           12,377             7,681             2,983             5,627
         13,505          13,505           13,505             3,530                --             4,136
          2,664           8,664           56,085            14,044            29,194             2,781
    -----------     -----------     ------------     -------------     -------------     -------------
        320,152         764,451        4,547,303         1,108,253         1,074,592           472,837
        (34,072)             --               --                --          (132,906)         (142,805)
        (21,875)             --               --                --                --           (21,875)
         (1,235)         (5,026)          (9,569)             (614)              (55)             (959)
    -----------     -----------     ------------     -------------     -------------     -------------
        262,970         759,425        4,537,734         1,107,639           941,631           307,198
    -----------     -----------     ------------     -------------     -------------     -------------
      1,992,173       5,620,832        4,858,913         1,529,624           691,626           288,483
    -----------     -----------     ------------     -------------     -------------     -------------
      1,538,947         613,040       48,772,968         2,832,676         5,875,256        (1,723,841)
             --        (829,920)              --        (3,047,215)               --           (79,972)
      1,262,427       3,392,780       45,544,351           215,054         2,433,242           594,358
             --         105,454               --           287,871                --            (2,651)
    -----------     -----------     ------------     -------------     -------------     -------------
      2,801,374       3,281,354       94,317,319           288,386         8,308,498        (1,212,106)
    -----------     -----------     ------------     -------------     -------------     -------------
    $ 4,793,547     $ 8,902,186     $ 99,176,232      $  1,818,010      $  9,000,124      $   (923,623)
     ==========      ==========     ============        ==========        ==========      ============
    $        --     $    12,123     $         --      $    270,513      $     11,220      $     36,665
     ==========      ==========     ============        ==========        ==========      ============

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                       LAZARD                   LAZARD
                                                       LAZARD                       INTERNATIONAL            INTERNATIONAL
                                                       EQUITY                          EQUITY                FIXED-INCOME
                                                     PORTFOLIO                        PORTFOLIO                PORTFOLIO
                                            ----------------------------   -------------------------------   -------------
                                                     YEAR ENDED                      YEAR ENDED               YEAR ENDED
                                                    DECEMBER 31,                    DECEMBER 31,             DECEMBER 31,
                                            ----------------------------   -------------------------------   -------------
                                                1995            1994            1995             1994            1995
--------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Investment income--net...................  $   1,900,843   $    775,588   $   19,111,995   $    5,752,469   $   2,523,430
 Realized gain (loss) on investments and
   foreign exchange transactions..........     17,975,165      3,165,434       17,969,742       50,645,245       2,718,341
 Unrealized appreciation (depreciation)--
   net....................................     20,838,939     (1,765,260)     104,009,885      (68,363,473)      1,908,806
                                            -------------   ------------   --------------   --------------   -------------
Net increase (decrease) in net assets
 resulting from operations................     40,714,947      2,175,762      141,091,622      (11,965,759)      7,150,577
                                            -------------   ------------   --------------   --------------   -------------
Distributions to shareholders:
 From investment income--net..............     (1,412,326)      (819,467)      (6,515,474)      (5,752,469)     (2,523,430)
 From realized gains--net.................    (11,452,652)    (3,479,186)     (14,115,900)     (74,500,587)       (801,842)
 (In excess of) offset to investment
   income--net............................             --             --               --        5,752,469      (1,799,275)
 In excess of realized gains--net.........             --             --               --               --              --
                                            -------------   ------------   --------------   --------------   -------------
                                              (12,864,978)    (4,298,653)     (20,631,374)     (74,500,587)     (5,124,547)
                                            -------------   ------------   --------------   --------------   -------------
Capital stock transaction:
 Net proceeds from sales..................     55,622,979     44,216,711      497,338,051      348,583,561      13,752,209
 Net proceeds from reinvestment of
   distributions..........................     12,294,787      4,207,450       19,395,497       72,041,335       4,630,486
 Cost of shares redeemed..................    (21,085,965)    (4,318,758)    (169,521,331)    (105,923,266)    (10,587,176)
                                            -------------   ------------   --------------   --------------   -------------
Net increase (decrease) in net assets from
 capital stock transactions...............     46,831,801     44,105,403      347,212,217      314,701,630       7,795,519
                                            -------------   ------------   --------------   --------------   -------------
Total increase (decrease) in net assets...     74,681,770     41,982,512      467,672,465      228,235,284       9,821,549
Net assets at beginning of period.........     89,105,218     47,122,706      831,876,982      603,641,698      35,802,754
                                            -------------   ------------   --------------   --------------   -------------
Net assets at end of period*..............  $ 163,786,988   $ 89,105,218   $1,299,549,447   $  831,876,982   $  45,624,303
                                            =============== =============  ================= ================ ===============
Shares issued and repurchased:
Shares outstanding at beginning of
 period...................................      6,482,310      3,391,490       74,103,632       48,980,591       3,499,078
                                            -------------   ------------   --------------   --------------   -------------
 Shares sold..............................      3,491,105      3,088,569       42,535,462       27,102,620       1,219,616
 Shares issued to shareholders from
   reinvestment of distributions..........        710,986        304,879        1,554,544        6,362,069         418,379
 Shares repurchased.......................     (1,279,291)      (302,628)     (14,205,121)      (8,341,648)       (932,761)
                                            -------------   ------------   --------------   --------------   -------------
Net increase (decrease)...................      2,922,800      3,090,820       29,884,885       25,123,041         705,234
                                            -------------   ------------   --------------   --------------   -------------
Shares outstanding at end of period.......      9,405,110      6,482,310      103,988,517       74,103,632       4,204,312
                                            =============== =============  ================= ================ ===============
* Includes undistributed (overdistributed)
 net investment income of:................  $          --   $    (12,571)  $       63,301   $        1,965   $      24,037
                                            =============== =============  ================= ================ ===============


                                               LAZARD
                                           INTERNATIONAL             LAZARD
                                           FIXED-INCOME               BOND
                                             PORTFOLIO              PORTFOLIO
                                          --------------   ---------------------------
                                           YEAR ENDED             YEAR ENDED
                                           DECEMBER 31,           DECEMBER 31,
                                          --------------   ---------------------------
                                               1994             1995           1994
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Investment income--net...................  $  1,206,922   $  1,992,173   $  1,235,348
 Realized gain (loss) on investments and
   foreign exchange transactions..........       180,322      1,538,947     (1,151,722)
 Unrealized appreciation (depreciation)--
   net....................................      (512,114)     1,262,427       (965,163)
                                            ------------   ------------   ------------
Net increase (decrease) in net assets
 resulting from operations................       875,130      4,793,547       (881,537)
                                            ------------   ------------   ------------
Distributions to shareholders:
 From investment income--net..............    (1,206,922)    (1,992,173)    (1,235,348)
 From realized gains--net.................      (287,561)       (16,046)       (58,029)
 (In excess of) offset to investment
   income--net............................            --             --             --
 In excess of realized gains--net.........            --             --             --
                                            ------------   ------------   ------------
                                              (1,494,483)    (2,008,219)    (1,293,377)
                                            ------------   ------------   ------------
Capital stock transaction:
 Net proceeds from sales..................    25,803,649     24,539,689     18,506,638
 Net proceeds from reinvestment of
   distributions..........................     1,439,206      1,820,886      1,205,567
 Cost of shares redeemed..................    (4,276,403)    (7,556,034)    (6,605,325)
                                            ------------   ------------   ------------
Net increase (decrease) in net assets from
 capital stock transactions...............    22,966,452     18,804,541     13,106,880
                                            ------------   ------------   ------------
Total increase (decrease) in net assets...    22,347,099     21,589,869     10,931,966
Net assets at beginning of period.........    13,455,655     24,493,534     13,561,568
                                            ------------   ------------   ------------
Net assets at end of period*..............  $ 35,802,754   $ 46,083,403   $ 24,493,534
                                            =============  =============  =============
Shares issued and repurchased:
Shares outstanding at beginning of
 period...................................     1,279,788      2,650,557      1,319,047
                                            ------------   ------------   ------------
 Shares sold..............................     2,492,028      2,500,066      1,891,145
 Shares issued to shareholders from
   reinvestment of distributions..........       138,395        186,028        125,665
 Shares repurchased.......................      (411,133)      (775,958)      (685,300)
                                            ------------   ------------   ------------
Net increase (decrease)...................     2,219,290      1,910,136      1,331,510
                                            ------------   ------------   ------------
Shares outstanding at end of period.......     3,499,078      4,560,693      2,650,557
                                            =============  =============  =============
* Includes undistributed (overdistributed)
 net investment income of:................  $      1,314   $     40,199   $         --
                                            =============  =============  =============

+ For the period July 15, 1994 through December 31, 1994

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

             LAZARD
            STRATEGIC                                                               LAZARD                    LAZARD
              YIELD                               LAZARD                         INTERNATIONAL                SPECIAL
            PORTFOLIO                           SMALL CAP                          SMALL CAP                  EQUITY
---------------------------------               PORTFOLIO                          PORTFOLIO                 PORTFOLIO
                                      ------------------------------     -----------------------------     -------------
           YEAR ENDED                           YEAR ENDED                        YEAR ENDED                YEAR ENDED
          DECEMBER 31,                         DECEMBER 31,                      DECEMBER 31,              DECEMBER 31,
---------------------------------     ------------------------------     -----------------------------     -------------
        1995            1994               1995            1994              1995            1994              1995
------------------------------------------------------------------------------------------------------------------------
    $   5,620,832   $   4,065,416     $    4,858,913   $   2,022,125     $   1,529,624   $     591,036     $     691,626
         (216,880)     (3,078,071)        48,772,968      22,502,779          (214,539)     (4,068,829)        5,875,256
        3,498,234      (2,316,644)        45,544,351     (17,010,725)          502,925      (3,653,545)        2,433,242
    -------------   -------------     --------------   -------------     -------------   -------------     -------------
        8,902,186      (1,329,299)        99,176,232       7,514,179         1,818,010      (7,131,338)        9,000,124
    -------------   -------------     --------------   -------------     -------------   -------------     -------------
       (5,620,832)     (4,065,416)        (4,858,913)     (1,181,605)               --        (591,036)         (691,626)
               --        (182,040)       (48,772,968)    (31,911,994)               --              --        (5,248,285)
          (88,052)             --                 --              --                --         591,036                --
               --              --           (778,930)             --          (594,717)             --                --
    -------------   -------------     --------------   -------------     -------------   -------------     -------------
       (5,708,884)     (4,247,456)       (54,410,811)    (33,093,599)         (594,717)             --        (5,939,911)
    -------------   -------------     --------------   -------------     -------------   -------------     -------------
       22,589,307      47,082,168        239,938,336      96,349,172        45,713,631      87,421,230         2,211,152
        5,445,026       4,028,879         54,147,470      32,373,017           584,483              --         5,125,731
      (15,082,042)    (18,148,713)      (122,152,846)    (24,422,634)      (15,419,174)    (10,380,143)      (24,874,498)
    -------------   -------------     --------------   -------------     -------------   -------------     -------------
       12,952,291      32,962,334        171,932,960     104,299,555        30,878,940      77,041,087       (17,537,615)
    -------------   -------------     --------------   -------------     -------------   -------------     -------------
       16,145,593      27,385,579        216,698,381      78,720,135        32,102,233      69,909,749       (14,477,402)
       62,328,331      34,942,752        429,672,623     350,952,488        83,432,206      13,522,457        61,497,605
    -------------   -------------     --------------   -------------     -------------   -------------     -------------
    $  78,473,924   $  62,328,331     $  646,371,004   $ 429,672,623     $ 115,534,439   $  83,432,206     $  47,020,203
    =============== ===============   ================ ===============   =============== ===============   ===============
        6,846,915       3,449,123         29,940,743      23,005,203         8,034,455       1,244,608         5,170,257
    -------------   -------------     --------------   -------------     -------------   -------------     -------------
        2,439,621       4,889,580         14,336,125       6,292,755         4,381,937       7,756,773           175,167
          590,779         425,219          3,421,484       2,255,296            56,201              --           414,107
       (1,631,912)     (1,917,007)        (7,162,156)     (1,612,511)       (1,486,274)       (966,926)       (1,916,686)
    -------------   -------------     --------------   -------------     -------------   -------------     -------------
        1,398,488       3,397,792         10,595,453       6,935,540         2,951,864       6,789,847        (1,327,412)
    -------------   -------------     --------------   -------------     -------------   -------------     -------------
        8,245,403       6,846,915         40,536,196      29,940,743        10,986,319       8,034,455         3,842,845
    =============== ===============   ================ ===============   =============== ===============   ===============
    $      62,968   $     (13,973)    $           --   $     848,046     $     (22,525)  $       1,577     $          --
    =============== ===============   ================ ===============   =============== ===============   ===============
                                     LAZARD
         LAZARD                     EMERGING
     SPECIAL EQUITY                  MARKETS
       PORTFOLIO                    PORTFOLIO
     --------------     ---------------------------------
       YEAR ENDED         YEAR ENDED       PERIOD ENDED
      DECEMBER 31,       DECEMBER 31,      DECEMBER 31,
     --------------     ---------------   ---------------
          1994               1995              1994+
---------------------------------------------------------
      $     764,923       $   288,483       $    18,035
         10,854,080        (1,803,813)         (187,391)
        (13,546,230)          591,707        (1,532,318)
      -------------     ---------------   ---------------
         (1,927,227)         (923,623)       (1,701,674)
      -------------     ---------------   ---------------
           (760,649)         (136,100)          (18,035)
        (16,861,086)               --                --
                 --                --            18,035
                 --                --                --
      -------------     ---------------   ---------------
        (17,621,735)         (136,100)               --
      -------------     ---------------   ---------------
          6,540,035        28,211,253        19,386,871
         16,313,998           113,328                --
        (59,936,521)       (9,073,505)         (660,292)
      -------------     ---------------   ---------------
        (37,082,488)       19,251,076        18,726,579
      -------------     ---------------   ---------------
        (56,631,450)       18,191,353        17,024,905
        118,129,055        17,024,905                --
      -------------     ---------------   ---------------
      $  61,497,605       $35,216,258       $17,024,905
      ===============   ================== ==================
          7,508,865         1,727,237                --
      -------------     ---------------   ---------------
            429,986         3,079,834         1,786,246
          1,278,144            12,192                --
         (4,046,738)       (1,006,417)          (59,009)
      -------------     ---------------   ---------------
         (2,338,608)        2,085,609         1,727,237
      -------------     ---------------   ---------------
          5,170,257         3,812,846         1,727,237
      ===============   ================== ==================
      $        (918)      $     3,727       $        --
      ===============   ================== ==================

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------

                                                INCOME FROM INVESTMENT OPERATIONS
                                           -------------------------------------------                LESS:
                                                                               TOTAL       ----------------------------
                                NET                                             FROM         DIVIDENDS        DISTRIBU-      NET
                               ASSET                       NET REALIZED       INVEST-         FROM AND          TIONS       ASSET
                              VALUE,                      AND UNREALIZED        MENT        IN EXCESS OF        FROM        VALUE,
                             BEGINNING     INVESTMENT      GAIN (LOSS)         OPERA-        INVESTMENT       REALIZED      END OF
           PERIOD            OF PERIOD     INCOME-NET     ON INVESTMENTS       TIONS         INCOME-NET         GAINS       PERIOD
----------------------------------------------------------------------------------------------------------------------------------

LAZARD EQUITY PORTFOLIO
 Year ended
   12/31/95.................  $ 13.75       $ 0.226          $  4.931         $ 5.157          $(0.175)         $(1.322)    $17.41
   12/31/94.................    13.89         0.141             0.441           0.582           (0.152)          (0.574)     13.75
   12/31/93.................    12.74         0.158             2.172           2.330           (0.165)          (1.015)     13.89
   12/31/92.................    12.34         0.123             0.518           0.641           (0.132)          (0.109)     12.74
   12/31/91.................    11.53         0.107             3.051           3.158           (0.082)          (2.266)     12.34
   12/31/90.................    12.34         0.191            (0.778)         (0.587 )         (0.223)(b)           --      11.53
   12/31/89.................    10.32         0.204             2.231           2.435           (0.214)          (0.201)     12.34
   12/31/88.................     8.73         0.181             1.597           1.778           (0.188)              --      10.32
   6/1/87* to 12/31/87......    10.00         0.110            (1.280)         (1.170 )         (0.100)              --       8.73
----------------------------------------------------------------------------------------------------------------------------------
LAZARD INTERNATIONAL EQUITY PORTFOLIO
 Year ended
   12/31/95.................    11.23         0.187             1.288           1.475           (0.091)          (0.114)     12.50
   12/31/94.................    12.32         0.078            (0.049)          0.029               --           (1.123)     11.23
   12/31/93.................     9.48         0.021             2.919           2.940           (0.021)          (0.079)     12.32
   12/31/92.................    10.30         0.097            (0.779)         (0.682 )         (0.138)              --       9.48
   10/29/91* to 12/31/91....    10.00         0.020             0.300           0.320           (0.020)              --      10.30
----------------------------------------------------------------------------------------------------------------------------------
LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO
 Year ended
   12/31/95.................    10.23         0.701             1.250           1.951           (1.129)          (0.202)     10.85
   12/31/94.................    10.51         0.592            (0.161)          0.431           (0.593)          (0.116)     10.23
   12/31/93.................     9.79         0.571             0.912           1.483           (0.570)          (0.193)     10.51
   12/31/92.................    10.28         0.614            (0.403)          0.211           (0.614)          (0.087)      9.79
   11/8/91* to 12/31/91.....    10.00         0.110             0.280           0.390           (0.110)              --      10.28
----------------------------------------------------------------------------------------------------------------------------------
LAZARD BOND PORTFOLIO
 Year ended
   12/31/95.................     9.24         0.595             0.863           1.458           (0.594)          (0.004)     10.10
   12/31/94.................    10.28         0.584            (1.010)         (0.426 )         (0.584)          (0.029)      9.24
   12/31/93.................    10.21         0.551             0.302           0.853           (0.551)          (0.232)     10.28
   12/31/92.................    10.25         0.577            (0.004)          0.573           (0.577)          (0.036)     10.21
   11/12/91* to 12/31/91....    10.00         0.140             0.250           0.390           (0.140)              --      10.25
----------------------------------------------------------------------------------------------------------------------------------
LAZARD STRATEGIC YIELD PORTFOLIO
 Year ended
   12/31/95.................     9.10         0.748             0.430           1.178           (0.758)              --       9.52
   12/31/94.................    10.13         0.762            (0.990)         (0.228 )         (0.761)          (0.039)      9.10
   12/31/93.................     9.50         0.644             0.738           1.382           (0.633)          (0.119)     10.13
   12/31/92.................     9.97         1.049            (0.450)          0.599           (1.049)          (0.020)      9.50
   10/1/91* to 12/31/91.....    10.00         0.250            (0.030)          0.220           (0.250)              --       9.97
----------------------------------------------------------------------------------------------------------------------------------
LAZARD SMALL CAP PORTFOLIO
 Year ended
   12/31/95.................    14.35         0.126             2.951           3.077           (0.154)          (1.323)     15.95
   12/31/94.................    15.26         0.070             0.220           0.290           (0.042)          (1.158)     14.35
   12/31/93.................    12.98         0.019             3.830           3.849           (0.020)          (1.549)     15.26
   12/31/92.................    10.42         0.019             2.560           2.579           (0.019)              --      12.98
   10/30/91* to 12/31/91....    10.00         0.030             0.420           0.450           (0.030)              --      10.42
----------------------------------------------------------------------------------------------------------------------------------
LAZARD INTERNATIONAL SMALL CAP PORTFOLIO
 Year ended
   12/31/95.................    10.38         0.139             0.056           0.195               --           (0.055)     10.52
   12/31/94.................    10.86         0.072            (0.548)         (0.476 )             --               --      10.38
   12/1/93* to 12/31/93.....    10.00         0.004             0.859           0.863           (0.003)              --      10.86
----------------------------------------------------------------------------------------------------------------------------------


                                                       RATIOS TO AVERAGE
                                                          NET ASSETS
                                                       -----------------
                                                                                                NET
                                                                      INVEST-                   ASSETS,
                                                                       MENT      PORTFOLIO      END OF
                                             TOTAL                   INCOME-     TURNOVER       PERIOD
           PERIOD                            RETURN++   EXPENSES       NET         RATE        (000'S)
------------------------------------------------------------------------------------------------------


LAZARD EQUITY PORTFOLIO
 Year ended
   12/31/95.................                 37.7 %      0.92%(h)     1.45%        80.72%     $163,787
   12/31/94.................                  4.2        1.05         1.15         66.52        89,105
   12/31/93.................                 18.6        1.05(e)      1.31         63.92        47,123
   12/31/92.................                  5.3        1.05(d)      1.19        174.45        24,646
   12/31/91.................                 27.5        1.93         0.84         90.00        14,821
   12/31/90.................                 (4.7 )      1.77         1.62         70.00        14,397
   12/31/89.................                 23.6        1.78         1.71         78.00        16,239
   12/31/88.................                 20.4        1.84         1.86        111.00        12,336
   6/1/87* to 12/31/87......                (11.7 )      1.68+        1.93+        97.00        10,186
------------------------------------------------------------------------------------------------------

LAZARD INTERNATIONAL EQUITY PORTFOLIO
 Year ended
   12/31/95.................                 13.1        0.95(h)      1.82         62.54     1,299,549
   12/31/94.................                  0.2        0.94         0.75        106.15       831,877
   12/31/93.................                 31.0        0.99         1.13         86.95       603,642
   12/31/92.................                 (6.6 )      1.05(d)      2.13         60.37       176,005
   10/29/91* to 12/31/91....                  3.2        1.05+,(c)    2.19+         0.18         4,967
------------------------------------------------------------------------------------------------------
LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO
 Year ended
   12/31/95.................                 19.4        1.05(g),(h)   5.99       189.97        45,624
   12/31/94.................                  4.2        1.05(f)      5.68         65.90        35,803
   12/31/93.................                 15.7        1.05(e)      5.50        115.84        13,546
   12/31/92.................                  2.0        1.05(d)      6.08        256.20         8,183
   11/8/91* to 12/31/91.....                  3.9        1.05+,(c)    4.82+         6.43         1,427
------------------------------------------------------------------------------------------------------
LAZARD BOND PORTFOLIO
 Year ended
   12/31/95.................                 16.2        0.80(g),(h)   6.07       244.28        46,083
   12/31/94.................                 (4.2 )      0.80(f)      6.11        120.51        24,494
   12/31/93.................                  8.6        0.80(e)      5.22        174.63        13,562
   12/31/92.................                  5.7        0.80(d)      5.59        131.38         8,532
   11/12/91* to 12/31/91....                  3.9        0.80+,(c)    5.50+        10.46         3,256
------------------------------------------------------------------------------------------------------
LAZARD STRATEGIC YIELD PORTFOLIO
 Year ended
   12/31/95.................                 13.6        1.09(h)      8.02        205.33        78,474
   12/31/94.................                 (2.3 )      1.05(f)      8.03        195.18        62,328
   12/31/93.................                 15.6        1.05(e)      6.36        215.60        34,943
   12/31/92.................                  6.0        1.05(d)     10.57        122.88         9,641
   10/1/91* to 12/31/91.....                  2.1        1.05+,(c)    9.52+        11.26         4,256
------------------------------------------------------------------------------------------------------
LAZARD SMALL CAP PORTFOLIO
 Year ended
   12/31/95.................                 21.5        0.84(h)      0.90         69.68       646,371
   12/31/94.................                  2.0        0.85         0.51         70.11       429,673
   12/31/93.................                 30.1        0.88         0.16         98.47       350,952
   12/31/92.................                 24.8        1.05(d)      0.29        106.91       168,171
   10/30/91* to 12/31/91....                  4.5        1.05+,(c)    2.47+         5.50         2,512
------------------------------------------------------------------------------------------------------
LAZARD INTERNATIONAL SMALL CAP PORTFOLIO
 Year ended
   12/31/95.................                  1.9        1.13(h)      1.56        117.53       115,534
   12/31/94.................                 (4.5 )      1.05(f)      0.95        112.92        83,432
   12/1/93* to 12/31/93.....                  8.7        1.05+,(e)    1.76+         0.84        13,522
------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------

                                                INCOME FROM INVESTMENT OPERATIONS
                                           -------------------------------------------                LESS:
                                                                               TOTAL       ----------------------------
                                NET                                             FROM         DIVIDENDS        DISTRIBU-      NET
                               ASSET                       NET REALIZED       INVEST-         FROM AND          TIONS       ASSET
                              VALUE,                      AND UNREALIZED        MENT        IN EXCESS OF        FROM        VALUE,
                             BEGINNING     INVESTMENT      GAIN (LOSS)         OPERA-        INVESTMENT       REALIZED      END OF
           PERIOD            OF PERIOD     INCOME-NET     ON INVESTMENTS       TIONS         INCOME-NET         GAINS       PERIOD
----------------------------------------------------------------------------------------------------------------------------------



LAZARD SPECIAL EQUITY PORTFOLIO
 Year ended
   12/31/95.................  $ 11.89       $ 0.195          $  1.725         $ 1.920          $(0.188)         $(1.382)    $12.24
   12/31/94.................    15.73         0.156            (0.557)         (0.401 )         (0.155)          (3.279)     11.89
   12/31/93.................    16.90         0.157             1.478           1.635           (0.157)          (2.648)     15.73
   12/31/92.................    15.14         0.161             2.181           2.342           (0.160)          (0.422)     16.90
   12/31/91.................    11.54         0.230             4.160           4.390           (0.227)          (0.563)     15.14
   12/31/90.................    13.72         0.714            (2.155)         (1.441 )         (0.739)              --      11.54
   12/31/89.................    13.13         0.260             1.874           2.134           (0.264)          (1.280)     13.72
   12/31/88.................    10.64         0.224             2.761           2.985           (0.245)          (0.250)     13.13
   12/31/87.................    11.66         0.112            (0.291)         (0.179 )         (0.105)          (0.736)     10.64
   1/16/86* to 12/31/86.....    10.00         0.075             1.585           1.660               --               --      11.66
----------------------------------------------------------------------------------------------------------------------------------
LAZARD EMERGING MARKETS PORTFOLIO
 Year ended
   12/31/95.................     9.86         0.080            (0.660)         (0.580 )         (0.040)              --       9.24
   7/15/94* to 12/31/94.....    10.00         0.010            (0.154)         (0.144 )             --               --       9.86
----------------------------------------------------------------------------------------------------------------------------------

                                          RATIOS TO AVERAGE
                                              NET ASSETS
                                         --------------------                     NET
                                                      INVEST-                   ASSETS,
                                                       MENT       PORTFOLIO      END OF
                              TOTAL                   INCOME-     TURNOVER       PERIOD
           PERIOD             RETURN++   EXPENSES       NET         RATE        (000'S)
----------------------------------------------------------------------------------------
LAZARD SPECIAL EQUITY PORTFOLIO
 Year ended
   12/31/95.................   16.3 %      1.59%(g),(h) 1.17%      15.35%     $ 47,020
   12/31/94.................   (2.6 )      1.71         0.87         11.29        61,498
   12/31/93.................   10.2        1.67         0.74         26.31       118,129
   12/31/92.................   15.5        1.70         1.04         10.93       150,488
   12/31/91.................   38.2        1.77         1.63         19.48       111,395
   12/31/90.................  (10.5 )      1.78         4.70(a)      27.18        76,972
   12/31/89.................   16.2        1.78         1.82         40.67       101,522
   12/31/88.................   28.0        1.96         1.87         64.90        74,695
   12/31/87.................   (1.9 )      1.81         0.82         90.86        53,942
   1/16/86* to 12/31/86.....   16.6        2.23+        0.71+        73.12        51,403
----------------------------------------------------------------------------------------
LAZARD EMERGING MARKETS PORTFOLIO
 Year ended
   12/31/95.................   (5.9 )      1.30(g),(h)   1.22       102.22        35,216
   7/15/94* to 12/31/94.....   (1.4 )      1.30+,(f)    0.31+        30.68        17,025
----------------------------------------------------------------------------------------

  * Commencement of operations.
  + Annualized.

 ++ Total return represents aggregate total return for the periods indicated.

(a) The Portfolio received a special distribution from one of its portfolio investments. Had the Fund not received this distribution, the ratio would have been 2.20%.

(b) Includes $.032 per share of distributions from paid-in capital, none of which is a return of capital for tax purposes.

(c) If the Investment Manager had not waived management fees and reimbursed certain expenses the ratio of expenses to average net assets (and net investment income per share) would have been 10.84%+ ($0.056) for the International Equity Portfolio, 20.70%+ ($0.293) for the International Fixed-Income Portfolio, 7.80%+ ($0.114) for the Bond Portfolio, 6.22%+ ($0.075) for the Strategic Yield Portfolio, and 11.05%+ ($0.085) for the Small Cap Portfolio.

(d) If the Investment Manager had not waived management fees and reimbursed certain expenses the ratio of expenses to average net assets (and net investment income per share) would have been 1.53% ($0.050) for the Equity Portfolio, 1.37% ($0.014) for the International Equity Portfolio, 2.80% ($0.176) for the International Fixed-Income Portfolio, 3.23% ($0.0251) for the Bond Portfolio, 2.99% ($0.192) for the Strategic Yield Portfolio, and 1.14%+ ($0.006) for the Small Cap Portfolio.

(e) If the Investment Manager had not waived management fees and reimbursed certain expenses the ratio of expenses to average net assets (and net investment income per share) would have been 1.18% ($0.020) for the Equity Portfolio, 2.87%+ ($0.010) for the International Small Cap Portfolio, 2.08% ($0.119) for the International Fixed-Income Portfolio, 1.76% ($0.101) for the Bond Portfolio, and 1.63% ($0.058) for the Strategic Yield Portfolio.

(f) If the Investment Manager had not waived management fees and reimbursed certain expenses the ratio of expenses to average net assets (and net investment income per share) would have been 1.26% ($0.016) for the International Small Cap Portfolio, 1.51% ($0.048) for the International Fixed-Income Portfolio, 1.23% ($0.041) for the Bond Portfolio, 1.15% ($0.009) for the Strategic Yield Portfolio, and 2.31%+ ($0.034) for the Emerging Markets Portfolio.

(g) If the Investment Manager and Administrator had not waived certain fees and reimbursed certain expenses and the Portfolios had not paid fees indirectly the ratio of expenses to average net assets (and net investment income per share) would have been 1.25% ($0.678) for the International Fixed-Income Portfolio, 0.97% ($0.578) for the Bond Portfolio, 1.81% ($0.157) for the Special Equity Portfolio and 2.00% ($0.034) for the Emerging Markets Portfolio.

(h) "Ratio of total expenses to average net assets" for the year ended December 31, 1995 includes fees paid indirectly. Excluding fees paid indirectly for the year ended December 31, 1995, the expense ratios would have been 0.92% for the Equity Portfolio, 0.95% for the International Equity Portfolio, 1.05% for the International Fixed-Income Portfolio, 0.80% for the Bond Portfolio, 1.08% for the Strategic Yield Portfolio, 0.84% for the Small Cap Portfolio, 1.13% for the International Small Cap Portfolio, 1.59% for the Special Equity Portfolio, 1.30% for the Emerging Markets Portfolio.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION

The Lazard Funds, Inc. (the "Fund") was incorporated in Maryland on May 17, 1991 and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Fund was originally composed of five portfolios: Lazard International Equity Portfolio (the "International Equity Portfolio"), Lazard International Fixed-Income Portfolio, formerly Lazard Global Fixed-Income Portfolio (the "International Fixed-Income Portfolio"), Lazard Bond Portfolio, formerly Lazard High Quality Bond Portfolio (the "Bond Portfolio"), Lazard Strategic Yield Portfolio, formerly Lazard High-Yield Portfolio, (the "Strategic Yield Portfolio") and Lazard Small Cap Portfolio (the "Small Cap Portfolio").

Effective January 1, 1992, the Lazard Equity Fund and the Lazard Special Equity Fund, Inc. ("Old Funds") were reorganized as separate portfolios ("New Funds") of the Fund, namely Lazard Equity Portfolio (the "Equity Portfolio"), and Lazard Special Equity Portfolio (the "Special Equity Portfolio"), respectively. The per share data included herein includes per share data for both the Old Funds and New Funds.

Effective November 1, 1993, Lazard International Small Cap Portfolio (the "International Small Cap Portfolio") and Lazard Emerging Markets Portfolio (the "Emerging Markets Portfolio") were added to the Fund.

Effective December 30, 1995, Lazard Global Equity Portfolio, Lazard Bantam Value Portfolio and Lazard Emerging World Funds Portfolio were added to the Fund. The Lazard Global Equity Portfolio was first offered for sale on January 4, 1996.

The Equity Portfolio and Special Equity Portfolio are operated as "diversified" as defined in the Act. The remaining Portfolios are "non-diversified."

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies:

(A) VALUATION OF INVESTMENTS--The value of securities, other than options listed on national securities exchanges and debt securities maturing in 60 days or less, is determined as of the close of regular trading on the New York Stock Exchange. Options on stocks and stock indices traded on national securities exchanges are valued as of the close of options trading on such exchanges (which is currently 4:10 p.m. New York time). Debt securities maturing in sixty days or less are valued at amortized cost. Each security for which the primary market is on a national securities exchange is valued at the last sale price in the principal exchange on which it is traded, or, if no sales are reported on such exchange on that day, at the closing bid price.

Any security held by any Portfolio except the Special Equity Portfolio for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System is valued at the last sale price as quoted by such System or, in the absence of any sale on the valuation date, at the closing bid price. Any other unlisted security for which current over-the-counter market quotations or bids are readily available is valued at its last quoted bid price or, for each of these Portfolios except the Equity Portfolio, if available, the mean of two such prices.

Any security held by the Special Equity Portfolio that is not listed on a national securities exchange but that is quoted on the National Association of Securities Dealers Automated Quotations System is valued at the last bid price as quoted by such System. Any other security held by the Special Equity Portfolio for which current over-the-counter market quotations or bids are readily available is valued at its last quoted bid price or, if available, the mean of two such prices.

All other securities and other assets for which current market quotations are not readily available are valued at fair value as determined in good faith by the Fund's Board of Directors and in accordance with procedures adopted by the Board of Directors. The portfolio securities of any of the Portfolios may also be valued on the basis of prices provided by a pricing service when such prices are believed by the Investment Manager to reflect the fair market value of such securities.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME--Security transactions are accounted for on the trade date. Realized gains and losses on sales of investments are recorded on a first-in, first-out or specific identification basis. Dividend income is recorded on the ex-date.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

Interest income is accrued daily. The Portfolios amortize premiums and accrue discounts on fixed income securities.

(C) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS--The International Equity Portfolio, International Fixed-Income Portfolio, Strategic Yield Portfolio, International Small Cap Portfolio and the Emerging Markets Portfolio (the "eligible portfolios") may enter into forward foreign currency exchange contracts ("forward contracts"). To the extent permitted by each eligible portfolio's investment objectives, restrictions and policies, forward contracts may be entered into for risk management purposes. Depending on how such strategies are utilized, the risks associated with their use may vary.

Certain risks may arise upon entering into these forward contracts from the possible movement in foreign exchange rates and the potential inability of counterparties to meet the terms of their agreements. Forward contracts are presented at an amount representing the net increase or decrease in value from the date that the forward contract was entered into, to the financial statement date. Gains and losses on these forward contracts are included in realized or unrealized foreign exchange transactions in the accompanying Statements of Operations.

Risk management includes hedging strategies which serve to reduce an eligible portfolio's exposure to foreign currency fluctuations. Such exposure may exist during the period that a foreign denominated investment is held, or during the period between the trade date and settlement date of an investment which is purchased or sold.

(D) FOREIGN CURRENCY TRANSLATIONS--The books and records of the eligible portfolios are maintained in U.S. dollars. Foreign exchange transactions are translated into U.S. dollars on the following basis:

(i) the foreign currency market value of investment securities, contracts, and other assets and liabilities stated in foreign currencies are translated at the exchange rate at the end of the period; and

(ii) purchases and sales of investment securities, dividends, interest income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

The eligible portfolios do not isolate that portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with net realized and unrealized gain or loss from investments. Foreign exchange gain (loss) is treated as ordinary income for federal income tax purposes to the extent constituting "Section 988 Transactions" pursuant to the Internal Revenue Code ("IRC"), including, currency gains (losses) related to the sale of debt securities, forward foreign currency exchange contracts, payments of liabilities, and collections of receivables.

(E) FEDERAL INCOME TAXES--The Fund's policy is to qualify each Portfolio as a regulated investment company under the IRC and to distribute all of its taxable income, including any realized net capital gains to shareholders. Therefore, no Federal income tax provision is required.

(F) DIVIDENDS AND DISTRIBUTIONS--The Fund intends to declare dividends from net investment income on shares of the International Fixed-Income Portfolio, the Bond Portfolio and the Strategic Yield Portfolio daily and pay such dividends monthly. Dividends from net investment income on shares of the Equity Portfolio will be declared and paid quarterly. Dividends from net investment income on shares of the International Equity Portfolio, Small Cap Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio and the Special Equity Portfolio will be declared and paid annually. During any particular year, net realized gains from investment transactions in excess of available capital loss carry forwards would be taxable to the Fund if not distributed. The Fund intends to declare and distribute these amounts annually to shareholders; however, to avoid taxation a second distribution may be required.

Income distributions and capital gains distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences which may result in distribution reclassifications are primarily due to differing treatments of foreign currency transactions. Permanent book and tax differences relating to shareholder distributions

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

will result in reclassifications and may affect the allocation between investment income--net and realized gains--net.

(G) ORGANIZATIONAL EXPENSES--Costs incurred by the Fund in connection with its organization and initial registration of shares have been deferred and are being amortized on a straight line basis over a five-year period from the date of commencement of operations of each Portfolio. In the event that any of the initial shares of any of the Portfolios during such period are redeemed, the appropriate Portfolio will be reimbursed by such holder for any unamortized organizational expenses in the same proportion as the number of shares redeemed bears to the number of initial shares held at the time of redemption.

(H) ALLOCATION OF EXPENSES--Expenses not directly chargeable to a specific Portfolio are allocated primarily on the basis of relative net assets.

(I) FEES PAID INDIRECTLY--Portfolios leaving excess cash in demand deposit accounts may receive credits which are available to offset custody expenses. The Statements of Operations report gross custody expense, and reflect the amount of such credits as a reduction in total expenses.

(J) ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT MANAGEMENT AGREEMENT AND
   OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment management agreement (the "Management Agreement") with Lazard Freres Asset Management (the "Manager"), a division of Lazard Freres & Co. LLC, on behalf of each Portfolio. Pursuant to the Management Agreement, the Manager will regularly provide the Portfolios with investment research, advice and supervision and furnish continuously an investment program for each Portfolio consistent with its investment objectives and policies, including the purchase, retention and disposition of securities. Each of the Portfolios pays the Manager an investment management fee at the annual rate set forth below as a percentage of the average daily value of the net assets of the relevant Portfolio: Equity Portfolio, 0.75%; International Equity Portfolio, 0.75%; International Fixed-Income Portfolio, 0.75%; Bond Portfolio, 0.50%; Strategic Yield Portfolio, 0.75%; Small Cap Portfolio, 0.75%; International Small Cap, 0.75%; Special Equity Portfolio, 1.50% and Emerging Markets Portfolio, 1.00%. The investment management fees are accrued daily and payable monthly with the exception of those paid by the Special Equity Portfolio, which are payable quarterly.

Under certain state regulations, if the total expenses of any of the Portfolios exceed certain limitations the Fund's Manager is required to reimburse the Portfolio for such excess.

The Manager has agreed to maintain the annualized total operating expenses of the International Fixed-Income Portfolio at a level not to exceed 1.05%; Emerging Market Portfolio at a level not to exceed 1.30%; and Bond Portfolio at a level not to exceed 0.80% of the average daily value of net assets of the relevant portfolio until December 31, 1996 or such time as the respective Portfolio reaches total net assets of $100 million. For the period commencing May 1, 1995, the Manager has agreed to bear total operating expenses (exclusive of extraordinary expenses) of the Special Equity Portfolio in excess of 1.50% of the average daily value of the net assets until October 31, 1996, or such time as the total net assets of the Portfolio equals or exceeds $90 million.

For the year ended December 31, 1995, the Manager did not impose part of its management fee amounting to $81,792 for International Fixed-Income Portfolio, $34,072 for Bond Portfolio, $104,245 for Special Equity Portfolio and $142,805 for Emerging Markets Portfolio. For the Special Equity Portfolio, the Manager reimbursed $28,661 for Administrative Fees.

Effective June 1, 1995, the Fund has engaged State Street Bank and Trust Company ("State Street") to provide certain administrative services. Each Portfolio will bear the cost of such expenses at the annual rate of $37,500 plus 0.02% of average assets up to average assets of $1 billion and plus 0.01% of average assets over $1 billion. State Street has agreed to waive the $37,500 fee for the Bond and

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

Emerging Markets Portfolios for one year or until each Portfolio reaches net assets of $50 million.

The Fund has a distribution agreement with Lazard Freres & Co. LLC. As the distributor, Lazard Freres & Co. LLC acts as distributor for shares of each of the Portfolios and bears the cost of printing and mailing prospectuses to potential investors and of any advertising expenses incurred in connection with the distribution of shares.

Certain Directors of the Fund are Managing Directors of the Manager. The Fund pays each director who is not an officer of the Manager or an interested Director, $20,000 per year, plus $1,000 per meeting attended, and reimburses them for travel and out of pocket expenses.

4. SECURITY TRANSACTIONS AND TRANSACTIONS
   WITH AFFILIATES

Purchase and sales of portfolio securities, (excluding short-term securities), for the year ended December 31, 1995 were as follows:

                          PURCHASES         SALES
                        -------------   -------------
Equity Portfolio        $ 136,115,551   $  98,319,414
International Equity      958,136,052     617,956,968
International Fixed-
  Income                   82,002,248      77,059,477
Bond(1)                    93,823,671      77,259,918
Strategic Yield(2)        142,277,826     127,543,921
Small Cap                 433,744,267     348,508,399
International Small Cap   137,601,260     108,309,231
Special Equity              8,213,439      33,702,368
Emerging Markets           39,309,777      22,364,600

(1) Includes purchases and sales of U.S. Government securities of $68,932,503 and $63,560,433, respectively.
(2) Includes purchases and sales of U.S. Government securities of $15,853,916 and $17,588,675, respectively.

For the period, the Small Cap Portfolio and Special Equity Portfolio paid brokerage commissions of $3,324 and $13,658, respectively, to Lazard Freres & Co. LLC for portfolio transactions executed on behalf of the Portfolios.

Included in the payable for investments purchased at December 31, 1995, for the Special Equity Portfolio, is $285,255 for unsettled purchases with Lazard Freres & Co. LLC.

5. FEDERAL INCOME TAXES

For Federal income tax purposes capital loss carryforwards (exclusive of certain capital losses incurred after October 31) of $3,297,896 and $1,537,156 are available to the extent provided by regulations to offset future realized capital gains of the Strategic Yield Portfolio and Emerging Markets Portfolio, respectively. These losses expire through 2003.

Additionally, certain capital and currency losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. During the year ended December 31, 1995, International Equity Portfolio, Bond Portfolio, Strategic Yield Portfolio, Small Cap Portfolio, International Small Cap Portfolio, and Emerging Markets Portfolio will elect to defer net capital and currency losses of $4,705,302, $29,502, $7,241, $1,687,171, $1,180,891, and $284,313, respectively. The Special Equity
Portfolio and the International Equity Portfolio redesignated $50,277, and $2,679,708, respectively, of ordinary income dividends to long-term capital gain distributions.

6. PRIVATE PLACEMENTS

At December 31, 1995, the Small Cap Portfolio held the following securities which were private placements and represented 0.20% (at value) of the net assets of the Portfolio:

                             ACQUISITION
         SECURITY               DATE         VALUE
---------------------------  -----------   ----------
Interactive Light Holdings
  Inc. 8.00%, 1/25/99           2/4/94     $  500,000
Verbex Voice Systems Inc.
  Series F Preferred
  (conv.)                      7/12/93        500,343
Verbex Voice Systems Inc.       6/7/94        180,501
Verbex Voice Systems Inc.
  10.00%, 12/31/95             3/17/95        100,000
                                           ----------
                                           $1,280,844
                                           ==========

Verbex Voice Systems Inc. and Interactive Light Holdings Inc. are valued as determined in good faith by the Fund's Board of Directors and in accordance with the procedures adopted by the Board of Directors. The Small Cap Portfolio will bear any cost, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
The Board of Directors and Shareholders
The Lazard Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of The Lazard Funds, Inc. (comprised of, Lazard Equity Portfolio, Lazard International Equity Portfolio, Lazard International Fixed-Income Portfolio, Lazard Bond Portfolio, Lazard Strategic Yield Portfolio, Lazard Small Cap Portfolio, Lazard International Small Cap Portfolio, Lazard Special Equity Portfolio, and Lazard Emerging Markets Portfolio) as of December 31, 1995, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, except as noted below. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods through December 31, 1991 of Lazard Equity Portfolio and Lazard Special Equity Portfolio were audited by other auditors whose reports dated February 5, 1992 and February 3, 1992, respectively, expressed unqualified opinions on those financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights audited by us, as stated above, present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Lazard Funds, Inc. as of December 31, 1995, the results of their operations for the year then ended and changes in their net assets for each of the two years in the period then ended and the financial highlights for the periods presented in conformity with generally accepted accounting principles.

                                                      ANCHIN, BLOCK & ANCHIN LLP

New York, New York
January 27, 1996

                                     PART C

                                OTHER INFORMATION

Item 24. Financial Statements


   (a)   Financial Statements
         Included in the Registrant's Statement of Additional Information, filed herewith, are a Report of Independent Auditors, a Statement of Assets and Liabilities and the Notes to Financial Statement for The Lazard Funds, Inc., prepared by ABA Seymour Schneidman Fiancial Services Group, a division of Anchin, Block and Anchin LLP.


   (b)   Exhibits




   1(a)  Articles of Incorporation1
   1(b)  Articles of Amendment10
   1(c)  Articles Supplementary10


   2     By-Laws1
   3     Not applicable
   5(A) Form of Investment Management Agreement between the Registrant and Lazard Freres Asset Management with respect to the Lazard International Equity Portfolio6
   5(B) Form of Investment Management Agreement between the Registrant and Lazard Freres Asset Management with respect to the Lazard International Fixed-Income Portfolio6
   5(C) Form of Investment Management Agreement between the Registrant and Lazard Freres Asset Management with respect to the Lazard Bond Portfolio6
   5(D) Form of Investment Management Agreement between the Registrant and Lazard Freres Asset Management with respect to the Lazard Strategic Yield Portfolio6
   5(E) Form of Investment Management Agreement between the Registrant and Lazard Freres Asset Management with respect to the Lazard Small Cap Portfolio6
   5(F)  Form of Administrative Services Agreement2
   5(G) Form of Sub-Investment Management Agreement between Lazard Freres Asset Management and Lazard International Investment Management Limited with respect to the Lazard Global Fixed-Income Portfolio3
   5(H) Form of Investment Management Agreement between the Registrant and Lazard Freres Asset Management with respect to the Lazard Equity Portfolio6
   5(I) Form of Investment Management Agreement between the Registrant and Lazard Freres Asset Management with respect to the Lazard Special Equity Portfolio6
   5(J) Form of Investment Management Agreement between the Registrant and Lazard Freres Asset Management with respect to the Lazard Emerging Markets Portfolio5
   5(K) Form of Investment Management Agreement between the Registrant and Lazard Freres Asset Management with respect to the Lazard International Small Cap Portfolio5
   5(L) Form of Administrative Services Sub-Contract between Lazard Freres Asset Management and Scudder Investment Services, Inc.4


   5(M) Form of Investment Management Agreement between the Registrant and Lazard Freres Asset Management with respect to the Lazard Global Equity Portfolio8
   5(N) Form of Investment Management Agreement between the Registrant and Lazard Freres Asset Management with respect to the Lazard Bantam Value Portfolio8
   5(O) Form of Investment Management Agreement between the Registrant and Lazard Freres Asset Management with respect to the Lazard Emerging World Funds Portfolio8
   5(P) Form of Administration Agreement between the Registrant and State Street Bank and Trust Company8




   6     Distribution Agreement, as revised10


   7     Not applicable
   8     Form of Custodian  Agreement2
   9(A)  Form of Transfer Agency and Service Agreement2



  10(A)  Opinion  and  Consent  of Stroock & Stroock & Lavan9

  10(B)  Opinion and Consent of Venable, Baetjer and Howard, LLP9


  11     Consent of Independent Auditors

   12    Not applicable
   13    Investment Representation Letter5
   14    Not applicable


   15    Distribution and Servicing Plan10


   16    Schedule for Computation of Total Return Performance Quotations7
   17    Financial Data Schedule



   18    Rule 18f-3 Plan10



  (c)    Other Exhibits:
         Powers of Attorney of Messrs. Burke, Lieberman, Eig, Gullquist, Reiss and Rutledge5

         Power of Attorney of Mr. Davidson9


         Power of Attorney of Mr. Frischling10



1. Incorporated by reference from Registrant's Registration Statement on Form N-1A (file Nos. 33-40682 and 811-6312) filed with the Securities and Exchange Commission on May 20, 1991.

2. Incorporated by reference from Registrant's Pre-Effective Amendment No. 1 filed with the Securities and Exchange Commission on July 23, 1991.

3. Incorporated by reference from Registrant's Pre-Effective Amendment No. 2 filed with the Securities and Exchange Commission on September 23, 1991.

4. Incorporated by reference from Registrant's Post-Effective Amendment No. 1 filed with the Securities and Exchange Commission on November 1, 1991.

5. Incorporated by reference from Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on September 1, 1993.

6. Incorporated by reference from Registrant's Post Effective Amendment No. 6 filed with the Securities and Exchange Commission on March 31, 1994.

7. Incorporated by reference from Registrant's Post-Effective Amendment No. 1 filed with the Securities and Exchange Commission on March 3, 1992.

8. Incorporated by reference from Registrant's Post-Effective Amendment No. 8 filed with the Securities and Exchange Commission on October 13, 1995.


9. Incorporated by reference from Registrant's Post-Effective Amendment No. 9 filed with the Securities and Exchange Commission on December 27, 1995.


10. Incorporated by reference from Registrant's Post-Effective Amendment No. 10 filed with the Securities and Exchange Commission on August 15, 1996.



Item 25. Persons Controlled by or under Common Control with Registrant.
         None.

Item 26. Number of Holders of Securities.


         As of July 30, 1996, the number of record holders of each Portfolio were as follows:




         Lazard International Equity Portfolio              1792
         Lazard International Fixed-Income Portfolio         390
         Lazard Bond Portfolio                               416
         Lazard Equity Portfolio                            1133
         Lazard Strategic Yield Portfolio                    718
         Lazard Small Cap Portfolio                         1904
         Lazard International Small Cap Portfolio           1044
         Lazard Emerging Markets Portfolio                   839
         Lazard Global Equity Portfolio                       66
         Lazard Bantam Value Portfolio                       523
         Lazard Emerging World Funds Portfolio                 0




Item 27. Indemnification.

         It is the Registrant's policy to indemnify its directors and officers, employees and other agents to the maximum extent permitted by Section 2-418 of the General Corporation Law of the State of Maryland and as set forth in Article EIGHTH of Registrant's Articles of Incorporation, incorporated by reference to Exhibit 1 and Article VIII of the
         Registrant's By-Laws, incorporated by reference to Exhibit 2. The liability of Lazard Freres Asset Management (the "Investment Manager") for any loss suffered by the Lazard International Equity Portfolio, Lazard International Fixed-Income Portfolio, Lazard Bond Portfolio, Lazard Strategic Yield Portfolio, Lazard Small Cap Portfolio, Lazard Emerging Markets Portfolio, Lazard International Small Cap Portfolio, Lazard Global Equity Portfolio, Lazard Bantam Value Portfolio, and Lazard Emerging World Funds Portfolio or their shareholders is set forth in Section 9 of the Investment Management Agreement referenced by Exhibits 5(A), 5(B), 5(C), 5(D), 5(E), 5(J), 5(K), 5(M), 5(N), and
         5(O). The liability of the Investment Manager for any loss suffered by the Lazard Equity Portfolio or its shareholders is set forth in Section 5 of the Investment Management Agreement referenced by Exhibit 5(H). The liability of the Investment Manager for any losses suffered by the Lazard Special Equity Portfolio or its shareholders is set forth in
         Section 9 of the Management Agreement referenced by Exhibit 5(I). The liability of Lazard Freres & Co. LLC, the Registrant's distributor, for any loss suffered by the Registrant, each of its directors and officers and each person, if any, who controls the Registrant is set forth in
         Section  5(b)  of the  form of  Distribution  Agreement  referenced  by
         Exhibit 6. Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.


                             Name and Address of Company with
Name of General Member       which General Member is Connected                 Capacity
----------------------------------------------------------------------------------------


Item 28. Business and Other Connections of Investment Advisers.
         The   description   of  the   Investment   Manager  under  the  Caption
         "Management"  in the  Prospectus  and in the  Statement  of  Additional
         Information   constituting  Parts  A  and  B,  respectively,   of  this
         Registration  Statement is incorporated by reference herein.  Following is a list of the General  Members of Lazard Freres & Co. LLC,  together with their other business  connections which are of substantial  nature during the previous two years:

                             Name and Address of Company with
Name of General Member       which General Member is Connected                 Capacity
----------------------------------------------------------------------------------------
William Araskog              None

F. Harlan Batrus             Mutual of America Capital Management Corp.        Director
                             666 Fifth Avenue
                             New York, New York  10103

                             Ryan Labs, Inc.                                   Director
                             350 Albany Street
                             New York, New York  10280


David G. Braunschvig         None


Patrick J. Callahan, Jr.     Berry Metal Co.                                   Director
                             Route 68
                             Harmony, Pennsylvania  16307

                             BT Capital Corp.                                  Director
                             280 Park Avenue
                             New York, New York  10017


                             Lee Brass Co. (Prior to 3/1/95)                   Director
                             P.O. Box 1229
                             Anniston, Alabama  36202


                             Michigan Wheel Corp.                              Director
                             1501 Buchanan Avenue
                             Southwest Grand Rapids, Michigan  49507

                             Rotation Dynamics Corp.                           Director
                             15 Salt Creek Lane
                             Suite 316
                             Hinsdale, Illinois  60521

                                      C-4

                             Name and Address of Company with
Name of General Member       which General Member is Connected                 Capacity
----------------------------------------------------------------------------------------
                             Somerset Technologies, Inc.                       Director
                             P.O. Box 791
                             New Brunswick, New Jersey  08903


                             GAR Holding Co. (Prior to 4/1/96)                 Director
                             600 Union Street
                             Ashland, Ohio  44805


Michel David-Weill           BSN Gervais Danone (Prior to 8/1/96)              Director
                             1260130 Rue Jules Gruesde
                             Levallois-Perret (Hauts de Seine)
                             France 92302

                             Credit Mobilier Industriel (Prior to 8/1/96)      Chairman of the Board
                             (SOVAC)
                             19-21 Rue de la Bienfaisance
                             75008 Paris, France

                             The Dannon Company, Inc.                          Director
                             22-11 38th Avenue
                             Long Island City, New York  11101

                             Eurafrance                                        President  and  Chairman of
                             12 Avenue Percier                                 the Board
                             75008 Paris, France

                             Exor Group                                        Director
                             19 Avenue Montaigne
                             75008 Paris, France

                             Euralux                                           Director
                             8 Rue Ste-Zithe
                             2763 Luxembourg

                             Fiat S.p.A. (Prior to 8/1/96)                     Director
                             Corso Marconi 10
                             10125 Torino
                             Italy

                             Groupe Danone                                     Director
                             7 Rue de Teheran
                             75008 Paris, France


                             ITT Industries, Inc.                              Director
                             320 Park Avenue
                             New York, New York  10022


                             La France S.A.                                    Director
                             7 & 9 Boulevard Haussmann
                             75009 Paris, France

                             La France-Iard                                    Director
                             7 & 9 Boulevard Haussmann
                             75009 Paris, France

                             La France-Vie                                     Director
                             7 & 9 Boulevard Haussmann
                             75009 Paris, France

                             Lazard Brothers & Co., Limited                    Director
                             21 Moorfields
                             London EC2P-2HT
                             England

                                      C-5

                             Name and Address of Company with
Name of General Member       which General Member is Connected                 Capacity
----------------------------------------------------------------------------------------
                             Pearson plc                                       Director
                             Millbank Tower
                             London SWI  P4QZ

                             Publicis S.A.                                     Director
                             133 Champs-Ezlysees
                             75008 Paris, France

                             S.A. de la Rue Imperiale de Lyon                  Director
                             49, Rue de la Republique
                             Lyon (Rhone) 69002
                             France




John V. Doyle                None

Charles R. Dreifus           None


Thomas F. Dunn               Goldman, Sachs & Co. (Prior to 1/1/95)            Senior Portfolio Manager
                             85 Broadway Street
                             New York, New York 10004


Norman Eig                   The Lazard Funds, Inc.                            Director, Chairman
                             30 Rockefeller Plaza
                             New York, New York  10020

                             The Emerging World Trust Fund Limited             Director
                             30 Rockefeller Plaza
                             New York, New York  10020

                             Lazard Pension Management, Inc.                   Director
                             30 Rockefeller Plaza
                             New York, New York  10020

Peter R. Ezersky             None


Jonathan F. Foster           None


Albert H. Garner             None

James S. Gold                Smart & Final Inc.                                Director
                             4700 South Boyle Avenue
                             Los Angeles, California 90058

Jeffrey A. Golman            None

Steven J. Golub              Mineral Technologies Inc.                         Director
                             405 Lexington Avenue
                             New York, New York  10174-1901

Herbert W. Gullquist         The Lazard Funds, Inc.                            Director, President
                             30 Rockefeller Plaza
                             New York, New York  10020

                             The Emerging World Trust Fund Limited             Director
                             30 Rockefeller Plaza
                             New York, New York  10020

                             Lazard Freres Asset Management (Canada), Inc.     Director, President
                             30 Rockefeller Plaza
                             New York, New York  10020

                                      C-6

                             Name and Address of Company with
Name of General Member       which General Member is Connected                 Capacity
----------------------------------------------------------------------------------------
                             Lazard Pension Management, Inc.                   Director, President
                             30 Rockefeller Plaza
                             New York, New York  10020

Thomas R. Haack              None

J. Ira Harris                Manpower Inc.                                     Director
                             5301 North Ironwood Road
                             Milwaukee, Wisconsin  53201


                             Caremark International, Inc. (Prior to 9/20/96)   Director
                             2215 Sanders Road
                             Northbrook, Illinois  60062


                             Brinker International Inc.                        Director
                             6820 LBJ Freeway
                             Dallas, Texas  75240

Melvin L. Heineman           Lazard Freres & Co., Ltd.                         Director
                             21 Moorfields
                             London  EC2P 2HT
                             England

                             Lazard Pension Management, Inc.                   Director
                             30 Rockefeller Plaza
                             New York, New York  10020

Kenneth M. Jacobs            None

Jonathan H. Kagan            Continental Cablevision, Inc.                     Director
                             Pilot House
                             54 Lewis Wharf
                             Boston, Massachusetts  02110

                             Firearms Training Systems, Inc.                   Director
                             7340 McGinnis Ferry Road
                             Suwanee, Georgia 30174

                             La Salle Re Ltd.                                  Director
                             Cumberland House
                             One Victoria Street
                             P.O. HM 1502
                             Hamilton HM FX
                             Bermuda

                             Patient Education Media, Inc.                     Director
                             1271 Avenue of the Americas
                             New York, New York 10020


                             Phar-Mor Inc. (Prior to 1/1/96)                   Director
                             20 Federal Plaza West
                             Youngstown, OH  44501


                             Tyco Toys, Inc.                                   Director
                             6000 Midlantic Drive
                             Mount Laurel, New Jersey 08054


James L. Kempner             Lazard Freres & Co. Capital Markets
                             30 Rockefeller Plaza
                             New York, NY  10020


Sandra A. Lamb               None


Edgar D. Legaspi             None


Michael S. Liss              Bear Stearns & Co.  (Prior to 10/1/95)            Senior Portfolio Manager
                             245 Park Avenue
                             New York, New York 10004


William R. Loomis, Jr.       Engelhard Hanovia Inc.                            Director
                             280 Park Avenue
                             3rd Floor - West Wing
                             New York, New York  10017



                                      C-7

                             Name and Address of Company with
Name of General Member       which General Member is Connected                 Capacity
----------------------------------------------------------------------------------------
                             Minorco S.A.                                      Director
                             Boite Postal 185
                             L-2011 Luxembourg


                             Minorco (U.S.A.) Inc.                             Director
                             30 Rockefeller Plaza
                             Suite 4212
                             New York, NY  10112

                             Terra Industries, Inc.                            Director
                             600 4th Street
                             Sioux City, Iowa  51101

J. Robert Lovejoy            Lazard Freres & Co. Capital Markets
                             30 Rockefeller Plaza
                             New York, NY  10020


Matthew J. Lustig            None


Philippe L. Magistretti      None


Damon Mezzacappa             Corporate Property Investors                      Director
                             30 Rockefeller Plaza
                             New York, New York  10020

Christina A. Mohr            Loehmann's Holdings Inc.                          Director
                             2500 Halsey Street
                             Bronx, New York 10461

                             United Retail Group, Inc.                         Director
                             365 West Passaic Street
                             Rochelle Park, New Jersey  07662

Robert P. Morgenthau         Lazard Freres Asset Management (Canada), Inc.     Director, Vice-President
                             30 Rockefeller Plaza
                             New York, New York  10020

Steven J. Niemczyk           None

Hamish W. M. Norton          None


Jonathan O'Herron            Trigen Energy Corporation                         Director
                             1 Water Street
                             White Plains, New York 10601


James A. Paduano             Donovan Data Systems, Inc.                        Director
                             666 Fifth Avenue
                             New York, New York  10019


                             Pilgrim Electronics, Inc.  (Prior to 4/1/95)      Director
                             60 Beaver Brook Road
                             Danbury, Connecticut  06810

                             Secure Products Inc.                              Director
                             47 Maple Street
                             Summit, NJ  07901


Louis Perlmutter             None

Robert E. Poll, Jr.          None

Lester Pollack               Continental Cablevision, Inc.                     Director
                             Pilot House
                             54 Louis Wharf
                             Boston, Massachusetts  02210


                             CNA Financial Corp. (Prior to 3/1/95)             Director
                             CNA Plaza
                             Chicago, Illinois  60685


                             Firearms Training Systems, Inc.                   Director
                             7340 McGinnis Ferry Road
                             Suwanee, Georgia 30174

                             Kaufman & Broad Home Corp.                        Director
                             11601 Wilshire Boulevard
                             Los Angeles, California  90025-1748

                             La Salle Re Ltd.                                  Director
                             Cumberland House
                             One Vicotoria Street
                             P.O. HM FX
                             Bermuda

                                      C-8

                             Name and Address of Company with
Name of General Member       which General Member is Connected                 Capacity
----------------------------------------------------------------------------------------

                             Loews Corporation (Prior to 1/1/96)               Director
                             666 Fifth Avenue
                             New York, New York  10103

                             Paramount Communications, Inc. (Prior to 3/1/95)  Director
                             15 Columbus Circle
                             New York, New York  10023


                             Parlex Corp.                                      Director
                             145 Milk Street
                             Metuen, Massachusetts  01844

                             Polaroid Corp.                                    Director
                             549 Technology Square
                             Cambridge, Massachusetts  02139

                             SD Holding (Bermuda) Ltd.                         Director
                             Hurst Holme
                             Trott Road
                             Hamilton, HMII
                             Bermuda

                             Sphere Drake Acquisitions (U.K.) Ltd.             Director
                             52-24 Leadenhall Street
                             London EC3A 2BJ
                             England

                             Sphere Drake Holding Ltd.                         Director
                             52-24 Leadenhall Street
                             London EC3A 2BJ
                             England

                             Sphere Drake Ltd.                                 Director
                             52-24 Leadenhall Street
                             London EC3A 2BJ
                             England

                             Sun America Inc.                                  Director
                             11601 Wilshire Boulevard
                             Los Angeles, CA  90025

                             Tidewater Inc.                                    Director
                             1440 Canal Street
                             Suite 2100
                             New Orleans, Louisianna  70112

Michael J. Price             None

Steven L. Rattner            Falcon Holding Group L.P.                         Director
                             10900 Wilshire Boulevard
                             Los Angeles, California 90024

John R. Reese                Owosso Corp.                                      Director
                             312 West Main Street
                             Owosso, Michigan  48867

                             Owosso Gan, Inc.                                  Director
                             312 West Main Street
                             Owosso, Michigan  48867


John R. Reinsberg            None


Louis G. Rice                None


                                  C-9

                             Name and Address of Company with
Name of General Member       which General Member is Connected                 Capacity
----------------------------------------------------------------------------------------

Luis E. Rinaldini            Cedar Fair Management Co. (Prior to 3/1/95)       Director
                             CN 5006 Causeway Drive
                             Sandusky, Ohio  44870


Bruno M. Roger               CAP Gemini Sogeti                                 Director
                             6, bid Jean Pain a Grenoble (38005)
                             France

                             Carnaud Metal Box Packaging (Prior to 8/1/96)     Director
                             153, Rue de Courcelles a Paris 17eme
                             France

                             Compagnie De Credit                               Director
                             121, boulevard Haussmann a Paris Seme
                             France

                             Compagnie De Saint-Gobain                         Director
                             Les Miroirs
                             18 avenue d'Alsace
                             Paris la Defense (92096)
                             France

                             Eurafrance                                        Director
                             12, avenue Percier a Paris Seme
                             France

                             Financiere Et Industrielle Gaz                    Director
                             Et Eaux
                             3, rue Jacques Bingen a Paris 17eme
                             France

                             Fonds Partenaires Gestion (F.P.G.)                Director
                             121, boulevard Haussmann a Paris Seme
                             France


                             Lazard, Burlkin, Kuna & Co. (Prior to 1/1/96)     Director
                             Ulmenstrasse 37-39
                             60325 Frankfurt am Main
                             Federal Republic of Germany

                             Lazard & Co. GmbH                                 Director
                             Ulmenstrasse 37-39
                             60325 Frankfurt am Main
                             Federal Republic of Germany


                             LVMH-Moet Hennessy Louis Vuitton                  Director
                             30, avenue Hoche a Paris 8eme
                             France

                             Marine-Wendel                                     Director
                             189, rue Taitbout a Paris 9eme
                             France


                             Midial (Prior to 1/1/96)                          Director
                             192, avenue Charles de Gaulle
                             Neuille S/Sein (92200)
                             France





                             Pinault-Printemps-Redoute                         Director
                             61, rue Caumartin
                             75009 Paris


                             PSA Finance Holding   (Prior to 1/1/96)           Director
                             75, av. de la Grande Armee a Paris 16eme
                             France


                                      C-10

                             Name and Address of Company with
Name of General Member       which General Member is Connected                 Capacity
----------------------------------------------------------------------------------------
                             Sidel                                             Director
                             66, rue de Miromesnil
                             75008 Paris

                             Societe Centrale Puour L'Industrie                Director
                             9, avenue Hoche a Paris 8eme
                             France

                             Societe Financiere Generale                       Director
                             Immobiliere (S.F.G.I.)
                             23, rue de I'Arcasde a Paris 8eme
                             France

                             Sofina (Belgique)                                 Director
                             Rue de Naples, 38-B-1050 Bruzelles

                             Sogeti S.A. (Prior to 8/1/96)                     Director
                             6, bld Jean Pain a Grenoble (38005)
                             France

                             Sovac (Prior to 8/1/96)                           Director
                             19-21, rue de la Bienfaisance aParis 8eme
                             France

                             Sovaclux S.A.                                     Director
                             14 rue Aldringen - Luxembourg

                             Thomson S.A.                                      Director
                             51 esplanade du General de Gaulle
                             La Defense 10-92800 Puteaux
                             France

                             Thomson CSF                                       Director
                             51 Esplanade du General de Gaulle
                             La Defense 10-92800 Puteaux
                             France

                             U.A.P.                                            Director
                             9, place Vendome
                             75001 Paris


Felix G. Rohatyn             Crown Cork & Seal Co., Inc.                       Director
                             9300 Ashton Road
                             Philadelphia, PA  19136


                             General Instrument Corp.                          Director
                             181 West Madison Street
                             Chicago, Illinois  60602


                             Howmet Turbine Components Corp.(Prior to 1/1/96)  Director
                             221 West Webster Avenue
                             Mouskegon, Michigan 49440

                             Pechiney S.A. (Prior to 3/1/95)                   Director
                             23 Rue Balzac
                             75008 Paris, France


                             Pfizer Inc.                                       Director
                             235 East 42nd Street
                             New York, New York  10017-5755

Michael S. Rome              None

Gerald Rosenfeld             Case Corporation                                  Director
                             700 State Street
                             Racine, Wisconsin 53404

                                      C-11

                             Name and Address of Company with
Name of General Member       which General Member is Connected                 Capacity
----------------------------------------------------------------------------------------
Peter L. Smith               Dixie Yarns Inc.                                  Director
                             1100 Watkins Street
                             Chattanooga, Tennessee  37401

Arthur P. Solomon            None

Michael B. Solomon           Charming Shoppes Inc.                             Director
                             450 Winks Lane
                             Bensalem, Pennsylvania  19020

Edouard M. Stern             Mainz  Holdings Limited                           Director
                             P.O. Box 3161
                             Roadtown Tortola  BVI

                             Penthievre Holdings B.V.                          Director
                             Jupiter Straat 158
                             2130 Ah Hoofddorp Netherlands

Paul A. Street               GE Capital (Prior to 10/1/94)                     Senior Vice President
                             260 Long Ridge Road
                             Stamford, Connecticut 06927

                             Lazard Asia Ltd.                                  Director
                             80 Raffles Place
                             22-20 UOB Plaza II
                             Singapore 048624


John S. Tamagni              Western Holdings Inc. (Prior to 9/20/96)          Director
                             1491 Tyrell Lane
                             Boise, Idaho  83706


David L. Tashjian            None


J. Mikesell Thomas           First National Bank of Chicago (Prior to 1/1/95)  Executive Vice President
                             One First National Plaza
                             Chicago, Illinois 60603


Donald A. Wagner             None

Ali E. Wambold               The Albert Fisher Group plc                       Director
                             Fisher House
                             61 Thames Street
                             Windsor, Berkshire SO4 IQW
                             England

                             Lazard Brothers & Co., Ltd.                       Director
                             21 Moorfields
                             London EC2P 2HT
                             England


                             Lazard, Burklin, Kuna & Co. (Prior to 3/1/95)     Director
                             Ulmeastrasse 37-39
                             60325 Frankfurt and Main
                             Federal Republic of Germany


                             Lazard Freres & Co., Ltd.                         Director
                             21 Moorfields
                             London EC2P 2HT
                             England

                             Lazard S.p.A.                                     Director
                             Plazza Meda, 3
                             Milano, Italy 20121



                             Tomkins PLC                                       Director
                             East Putney House
                             84 Upper Richmond Road
                             London  SW15 2ST
                             England, UK

Michael A. Wildish           None


Kendrick R. Wilson III       American Buildings Company                        Director
                             State Docks Road
                             Eufaula, Alabama 36027


                             Bank United                                       Director
                             3200 Southwest Freeway
                             Houston, Texas  77027

                             ITT Corp.                                         Director
                             1330 Avenue of Americas
                             New York, NY  10019

                             Meigher Communications, Inc.                      Director
                             100 Avenue of Americas
                             New York, NY  10013


                                      C-12


                             Name and Address of Company with
Name of General Member       which General Member is Connected                 Capacity
----------------------------------------------------------------------------------------
Alexander E. Zagoreos        Drayton Korea Investment Trust                    Director
                             11 Devonshire Square
                             London EC2M 4YR

                             The Egypt Trust                                   Director
                             One Rockefeller Plaza
                             New York, NY 10020

                             The Emerging World Trust Fund Limited             Director
                             One Rockefeller Plaza
                             New York, NY 10020

                             Fleming Continental European Investment Trust     Director
                             25 Copthall Avenue
                             London EC2R 7DR

                             Gartmore Emerging Pacific Investment Trust        Director
                             Gartmore House
                             16-18 Monument Street
                             London EC3R 8AJ

                             Greek Progress Fund                               Director
                             Ergobank
                             5, Evripidou
                             40-44, Praxit, Elous
                             105-61 Athens
                             Greece

                             Latin American Investment Trust                   Director
                             Exchange House
                             Primrose Street
                             London EC2A 2NY

                             Merlin Green International Investment Trust       Director
                             Knightsbridge House
                             197 Knightsbridge
                             London SW7 1RB

                             New Zealand Investment Trust                      Director
                             23 Cathedral Yard
                             Exeter
                             Devon EX1 1HB


                             Taiwan Opportunities Fund                         Director
                             c/o Martin-Currie
                             20 Castle Terrace
                             Edinburgh  EHI 2ES
                             U.K.


                             World Trust Fund                                  Director
                             Kredietrust
                             11 rue Aldringen
                             Luxembourg l-2960

Item 29. Principal Underwriters
   (a) Lazard Freres & Co. LLC, through its division Lazard Freres Asset Management, currently serves as an investment adviser to the following investment companies: Target Portfolio Trust; The Accessor Funds; Fortis Series Fund, Inc.; and the Managers Funds.


   (b) William R. Araskog, F. Harlan Batrus, David G. Braunschvig, Patrick J. Callahan, Jr., Michel David-Weill, John V. Doyle, Charles R. Dreifus, Thomas F. Dunn, Norman Eig, Peter R. Ezersky, Jonathan F. Foster, Albert H. Garner, James S. Gold, Jeffrey A. Golman, Steven J. Golub, Herbert W. Gullquist, Thomas R. Haack, J. Ira Harris, Melvin L. Heineman, Kenneth M. Jacobs, Jonathan H. Kagan, James L. Kempner, Sandra A. Lamb, Edgar D. Legaspi, Michael S. Liss, William E. Loomis, Jr., J. Robert Lovejoy, Matthew J. Lustig, Philippe L. Magistretti, Damon Mezzacappa, Christina A. Mohr, Robert P. Morgenthau, Steven J. Niemczyk, Hamish W. M. Norton, Jonathan O'Herron, James A. Paduano, Louis Perlmutter, Robert E. Poll, Jr., Lester Pollack, Michael J. Price, Steven L. Rattner, John R. Reese, John R. Reinsberg, Louis G. Rice, Luis E. Rinaldini, Bruno M. Roger, Felix G. Rohatyn, Michael S. Rome, Gerard Rosenfeld, Peter L. Smith, Arthur P. Solomon, Michael B. Solomon, Edouard M. Stern, Paul A. Street, John S. Tamagni, David L. Tashjian, Joseph M. Thomas, Donald A. Wagner, Ali E. Wambold, Michael
         A. Wildish, Kendrick R. Wilson, III and Alexander E. Zagoreos are the general members of Lazard Freres & Co. LLC. Mr. David-Weill is the senior member of Lazard Freres & Co. LLC. The address of all such members is 30 Rockefeller Plaza, New York, New York 10020.


   (c)   Not applicable.

Item 30. Location of Accounts and Records

         The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained as follows: Journals, ledgers, securities records and other original records are maintained primarily at the offices of the Registrant's Custodian, State Street Bank & Trust Company. All other records so required to be maintained are maintained at the offices of Lazard Freres & Co. LLC, 30 Rockefeller Plaza, New York, New York 10020.

Item 31. Management Services.

         Other than as set forth under the caption "Management" in the Prospectus constituting Part A of this Registration Statement and the Statement of Additional Information constituting Part B of this
         Registration Statement, Registrant is not a party to any management-related service contract.

Item 32. Undertakings.

         Registrant hereby undertakes:

         (1) to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares of common stock and in connection with such meeting to comply with the provisions of Section 15(c) of the Investment Company Act of 1940 relating to shareholder communications. (2) to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders, upon request and without charge, beginning with the annual report to shareholders for the fiscal year ended December 31, 1995.



         (2) to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of Registrant's 1933 Act Registration Statement pertaining to Registrant's Emerging World Funds Portfolio.


         (3) to furnish each person to whom a prospectus is delivered with a copy of the fund's latest Annual Report to Shareholders, upon request and without charge.

                                   SIGNATURES




     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in The City of New York and State of New York, on the 11th day of October, 1996.





                                         THE LAZARD FUNDS, INC.
                                         By: /s/ William G. Butterly, III
                                         ---------------------------------------
                                         William G. Butterly, III
                                         Vice President and Secretary

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.




       Signature                                       Title                      Date
       ---------------------------------------         -------------------        --------------
1.     Principal Executive Officer                     Chairman                   October 11, 1996
       *    /s/ William G. Butterly, III
       ----------------------------------
       Norman Eig

2.     Principal Financial & Accounting Officer:       Treasurer                  October 11, 1996
           /s/ Gus Coutsouros
           ------------------
       Gus Coutsouros

3.       All of the Directors:
       *John J. Burke
       *Kenneth S. Davidson
       *Norman Eig
       *Herbert W. Gullquist
       *Lester Z. Lieberman
       *Richard Reiss, Jr.
       *John Rutledge
       *Carl Frischling
       *By: /s/ William G. Butterly, III                                          October 11, 1996
           -----------------------------
       Attorney-in-fact, William G. Butterly, III






                                INDEX TO EXHIBITS



    Exhibit Number                                                    Sequential
                                                                     Page Number



  11     Consent of Independent Auditors

  17     Financial Data Schedule